Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (60.0%)
Basic Materials (1.3%)
	Linde plc	365,312	129,846
	Air Products and Chemicals Inc.	164,763	47,322
	Freeport-McMoRan Inc.	1,063,096	43,491
	Ecolab Inc.	190,561	31,544
	Nucor Corp.	190,500	29,427
	Newmont Corp.	588,736	28,860
	Dow Inc.	522,888	28,665
	Fastenal Co.	423,319	22,834
	Albemarle Corp.	87,055	19,243
	LyondellBasell Industries NV Class A	193,349	18,154
	International Flavors & Fragrances Inc.	189,591	17,435
	Steel Dynamics Inc.	123,588	13,973
	Mosaic Co.	249,750	11,459
	FMC Corp.	93,215	11,384
	Reliance Steel & Aluminum Co.	43,540	11,178
	Avery Dennison Corp.	60,203	10,772
	CF Industries Holdings Inc.	145,175	10,524
	International Paper Co.	259,185	9,346
	Celanese Corp. Class A	72,728	7,919
	Eastman Chemical Co.	87,625	7,390
*	Cleveland-Cliffs Inc.	384,091	7,040
	Royal Gold Inc.	48,521	6,294
	Alcoa Corp.	132,100	5,622
	Olin Corp.	97,246	5,397
*	RBC Bearings Inc.	21,418	4,985
	Valvoline Inc.	126,934	4,435
	Hexcel Corp.	62,917	4,294
	Commercial Metals Co.	86,761	4,243
*	Univar Solutions Inc.	117,813	4,127
	United States Steel Corp.	150,843	3,937
	Timken Co.	47,805	3,907
	Huntsman Corp.	135,813	3,716
	Ashland Inc.	35,950	3,692
	UFP Industries Inc.	43,635	3,468
	Chemours Co.	109,079	3,266
	Cabot Corp.	42,156	3,231
	Element Solutions Inc.	163,379	3,155
	Balchem Corp.	23,816	3,012
	Mueller Industries Inc.	40,601	2,983
*	Livent Corp.	132,574	2,879
	Avient Corp.	68,323	2,812

		Shares	Market Value ($000)
	Westlake Corp.	23,622	2,740
	Hecla Mining Co.	427,152	2,704
	Sensient Technologies Corp.	30,833	2,361
	Scotts Miracle-Gro Co.	31,678	2,209
*	MP Materials Corp.	77,961	2,198
	Quaker Chemical Corp.	10,235	2,026
*	Arconic Corp.	75,337	1,976
	Innospec Inc.	18,461	1,895
*	Ingevity Corp.	26,191	1,873
	NewMarket Corp.	5,078	1,853
	Boise Cascade Co.	28,605	1,809
	Materion Corp.	15,393	1,786
	Carpenter Technology Corp.	36,597	1,638
	Stepan Co.	15,746	1,622
	Minerals Technologies Inc.	23,839	1,440
	Worthington Industries Inc.	21,489	1,389
	Tronox Holdings plc	87,714	1,261
	Sylvamo Corp.	26,662	1,233
	Compass Minerals International Inc.	31,893	1,094
	Mativ Holdings Inc.	41,161	884
	Kaiser Aluminum Corp.	11,451	855
*	Coeur Mining Inc.	209,947	838
*	Uranium Energy Corp.	267,443	770
	AdvanSix Inc.	19,929	763
*	Piedmont Lithium Inc.	12,436	747
*	Ecovyst Inc.	66,833	738
	GrafTech International Ltd.	143,000	695
*	US Silica Holdings Inc.	53,800	642
*	TimkenSteel Corp.	34,305	629
	Hawkins Inc.	14,325	627
	Ryerson Holding Corp.	16,024	583
	Schnitzer Steel Industries Inc. Class A	18,601	578
*	Energy Fuels Inc.	103,146	576
	Koppers Holdings Inc.	14,510	507
	American Vanguard Corp.	19,365	424
	Haynes International Inc.	8,467	424
*	LSB Industries Inc.	39,093	404
*	Clearwater Paper Corp.	11,937	399
*	Century Aluminum Co.	37,670	377
	Olympic Steel Inc.	6,373	333
*,1	Origin Materials Inc.	68,704	293
*	Rayonier Advanced Materials Inc.	44,700	280
*	Northwest Pipe Co.	7,317	228
	Omega Flex Inc.	1,837	205
*	Intrepid Potash Inc.	7,428	205
*,1	Amyris Inc.	148,400	202
*,1	Ur-Energy Inc.	182,060	193
*	Dakota Gold Corp.	50,500	183
	Tredegar Corp.	18,346	167
*,1	5E Advanced Materials Inc.	25,800	140
*	Unifi Inc.	16,177	132
	FutureFuel Corp.	16,400	121
	Eastern Co.	6,047	118
*,2	AgroFresh Solutions Inc.	35,200	106
	Glatfelter Corp.	29,983	96
	Gold Resource Corp.	88,800	93
*	Ascent Industries Co.	9,600	88
*	Perma-Pipe International Holdings Inc.	7,151	76

		Shares	Market Value ($000)
*	Universal Stainless & Alloy Products Inc.	7,442	70
	Northern Technologies International Corp.	5,764	68
*,1	Hycroft Mining Holding Corp. Class A	152,110	66
*	Alto Ingredients Inc.	37,056	56
	Culp Inc.	7,359	38
	Friedman Industries Inc.	2,625	30
	Chicago Rivet & Machine Co.	710	21
	United-Guardian Inc.	2,067	19
*	Solitario Zinc Corp.	21,690	14
*	NN Inc.	10,564	11
*	United States Antimony Corp.	19,099	7
*,2	F-star Therapeutics Inc. CVR	2,730	—
			648,487
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	6,466,280	667,902
*	Tesla Inc.	1,996,810	414,258
	Home Depot Inc.	756,545	223,272
	Costco Wholesale Corp.	329,312	163,625
	McDonald's Corp.	543,471	151,960
	Walmart Inc.	1,000,596	147,538
*	Walt Disney Co.	1,356,349	135,811
*	Netflix Inc.	330,584	114,210
	NIKE Inc. Class B	924,782	113,415
	Lowe's Cos. Inc.	448,999	89,786
	Starbucks Corp.	852,773	88,799
*	Booking Holdings Inc.	27,963	74,169
	TJX Cos. Inc.	814,499	63,824
	Target Corp.	341,737	56,602
*	Uber Technologies Inc.	1,418,425	44,964
	Activision Blizzard Inc.	524,107	44,858
*	O'Reilly Automotive Inc.	46,307	39,314
	Estee Lauder Cos. Inc. Class A	155,086	38,222
	Ford Motor Co.	2,909,379	36,658
	General Motors Co.	983,103	36,060
*	Chipotle Mexican Grill Inc. Class A	20,559	35,121
	Dollar General Corp.	165,886	34,912
*	AutoZone Inc.	13,934	34,252
	Marriott International Inc. Class A	205,713	34,157
*	Airbnb Inc. Class A	273,304	33,999
*	Lululemon Athletica Inc.	90,885	33,099
	Hilton Worldwide Holdings Inc.	197,659	27,844
	Yum! Brands Inc.	207,411	27,395
	Ross Stores Inc.	255,572	27,124
	Electronic Arts Inc.	204,065	24,580
*	Warner Bros Discovery Inc.	1,627,126	24,570
*	Copart Inc.	318,172	23,930
*	Aptiv plc	201,069	22,558
	DR Horton Inc.	229,755	22,445
*	Dollar Tree Inc.	156,134	22,413
	Lennar Corp. Class A	196,537	20,658
*	Ulta Beauty Inc.	37,754	20,601
*	Trade Desk Inc. Class A	331,740	20,206
	Tractor Supply Co.	81,510	19,158
	eBay Inc.	398,334	17,674
	Genuine Parts Co.	104,424	17,471
*	Delta Air Lines Inc.	475,035	16,588
*	Take-Two Interactive Software Inc.	125,469	14,968
*	Las Vegas Sands Corp.	256,083	14,712

		Shares	Market Value ($000)
	Southwest Airlines Co.	439,695	14,308
	Omnicom Group Inc.	150,125	14,163
	Darden Restaurants Inc.	90,534	14,047
*	NVR Inc.	2,284	12,727
*	ROBLOX Corp. Class A	267,350	12,025
	Best Buy Co. Inc.	147,837	11,571
	Garmin Ltd.	113,900	11,495
	LKQ Corp.	197,779	11,226
*	United Airlines Holdings Inc.	242,362	10,724
	Interpublic Group of Cos. Inc.	286,240	10,660
*	Expedia Group Inc.	109,824	10,656
*	Royal Caribbean Cruises Ltd.	161,127	10,522
*	Etsy Inc.	92,671	10,317
	MGM Resorts International	224,681	9,980
*	Burlington Stores Inc.	48,629	9,828
	PulteGroup Inc.	166,128	9,682
	Pool Corp.	27,620	9,458
*	Liberty Media Corp.-Liberty Formula One Class C	118,532	8,870
*	Deckers Outdoor Corp.	19,554	8,790
	Domino's Pizza Inc.	26,398	8,708
	BorgWarner Inc.	174,663	8,578
*	Live Nation Entertainment Inc.	120,710	8,450
	Paramount Global Class B	368,236	8,215
*	Five Below Inc.	39,206	8,075
*	Wynn Resorts Ltd.	71,651	8,018
*	Rivian Automotive Inc. Class A	513,364	7,947
*	BJ's Wholesale Club Holdings Inc.	100,204	7,622
*	Carnival Corp.	750,327	7,616
	Tapestry Inc.	175,643	7,572
*	CarMax Inc.	117,106	7,528
*	Caesars Entertainment Inc.	152,445	7,441
	Service Corp. International	107,527	7,396
*	Floor & Decor Holdings Inc. Class A	75,208	7,387
	Fox Corp. Class A	215,503	7,338
*	American Airlines Group Inc.	484,899	7,152
	Vail Resorts Inc.	29,948	6,998
	Aramark	192,144	6,879
	Rollins Inc.	183,230	6,877
	Churchill Downs Inc.	25,035	6,435
	Lear Corp.	44,006	6,138
	Williams-Sonoma Inc.	49,444	6,015
	VF Corp.	261,061	5,981
	Dick's Sporting Goods Inc.	42,057	5,967
	Bath & Body Works Inc.	160,140	5,858
*	DraftKings Inc. Class A	287,156	5,559
*	Crocs Inc.	43,954	5,558
	Texas Roadhouse Inc. Class A	49,970	5,400
	Advance Auto Parts Inc.	44,180	5,373
	Whirlpool Corp.	40,663	5,368
	Hasbro Inc.	97,656	5,243
	News Corp. Class A	286,385	4,946
*	Mattel Inc.	266,415	4,905
	Gentex Corp.	172,267	4,829
*	Planet Fitness Inc. Class A	61,988	4,815
	Tempur Sealy International Inc.	120,880	4,774
*	Skechers USA Inc. Class A	98,631	4,687
	Lithia Motors Inc. Class A	20,276	4,642
	Toll Brothers Inc.	77,136	4,630

		Shares	Market Value ($000)
*	SiteOne Landscape Supply Inc.	33,690	4,611
	Nexstar Media Group Inc. Class A	26,585	4,590
	New York Times Co. Class A	117,108	4,553
*,1	GameStop Corp. Class A	191,900	4,418
	Polaris Inc.	39,874	4,411
*	Capri Holdings Ltd.	93,101	4,376
	Wyndham Hotels & Resorts Inc.	64,126	4,351
*,1	Norwegian Cruise Line Holdings Ltd.	314,954	4,236
*	Light & Wonder Inc.	69,793	4,191
	PVH Corp.	46,919	4,183
	Wingstop Inc.	22,409	4,114
*	Alaska Air Group Inc.	95,519	4,008
	H&R Block Inc.	112,831	3,977
	U-Haul Holding Co. (XNYS)	75,210	3,900
*	Fox Factory Holding Corp.	31,797	3,859
*,1	Lucid Group Inc.	479,297	3,854
	Academy Sports & Outdoors Inc.	57,915	3,779
	Murphy USA Inc.	14,494	3,740
*	AutoNation Inc.	27,754	3,729
*	Hyatt Hotels Corp. Class A	33,066	3,696
	Harley-Davidson Inc.	96,795	3,675
	Macy's Inc.	199,751	3,494
*	Asbury Automotive Group Inc.	16,604	3,487
	Boyd Gaming Corp.	53,814	3,451
	Fox Corp. Class B	110,181	3,450
	Newell Brands Inc.	274,816	3,419
	Marriott Vacations Worldwide Corp.	24,692	3,330
*	Penn Entertainment Inc.	111,792	3,316
*	Visteon Corp.	21,067	3,304
*	Bright Horizons Family Solutions Inc.	42,337	3,260
*	Liberty Media Corp.-Liberty Formula One Class A	48,299	3,260
	Ralph Lauren Corp. Class A	27,198	3,173
*	RH	12,962	3,157
*	elf Beauty Inc.	38,214	3,147
*	Coty Inc. Class A	256,667	3,095
	Leggett & Platt Inc.	94,388	3,009
	Meritage Homes Corp.	25,658	2,996
*	Skyline Champion Corp.	39,820	2,996
	Thor Industries Inc.	37,541	2,990
*	Liberty Media Corp.-Liberty SiriusXM Class C	105,059	2,941
	Warner Music Group Corp. Class A	88,119	2,941
*	Duolingo Inc. Class A	20,548	2,930
*	Taylor Morrison Home Corp. Class A	75,927	2,905
	World Wrestling Entertainment Inc. Class A	31,821	2,904
*	Avis Budget Group Inc.	14,623	2,849
*	Hilton Grand Vacations Inc.	63,792	2,834
	TEGNA Inc.	165,929	2,806
	Choice Hotels International Inc.	23,885	2,799
	Foot Locker Inc.	70,203	2,786
	Wendy's Co.	126,077	2,746
*	Ollie's Bargain Outlet Holdings Inc.	45,838	2,656
*	Peloton Interactive Inc. Class A	233,955	2,653
*	Grand Canyon Education Inc.	22,898	2,608
*	YETI Holdings Inc.	63,624	2,545
	Madison Square Garden Sports Corp.	13,040	2,541
	Signet Jewelers Ltd.	32,600	2,536
*	Chewy Inc. Class A	67,169	2,511
*	Goodyear Tire & Rubber Co.	212,647	2,343

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	10,160	2,300
	KB Home	56,741	2,280
*	Endeavor Group Holdings Inc. Class A	94,417	2,259
*	Topgolf Callaway Brands Corp.	102,814	2,223
*	Lyft Inc. Class A	237,018	2,197
	Penske Automotive Group Inc.	15,157	2,149
	Travel + Leisure Co.	54,451	2,134
	Columbia Sportswear Co.	23,324	2,105
*	Victoria's Secret & Co.	60,513	2,066
	Carter's Inc.	27,361	1,968
	Kohl's Corp.	83,320	1,961
	Kontoor Brands Inc.	40,491	1,959
*	Cavco Industries Inc.	6,108	1,941
*	Tri Pointe Homes Inc.	76,477	1,936
	LCI Industries	17,568	1,930
*	Liberty Media Corp.-Liberty SiriusXM Class A	67,781	1,904
*	Sonos Inc.	96,773	1,899
	Cracker Barrel Old Country Store Inc.	16,643	1,891
*,1	AMC Entertainment Holdings Inc. Class A	375,700	1,882
	Steven Madden Ltd.	51,662	1,860
	Inter Parfums Inc.	12,887	1,833
*,1	Wayfair Inc. Class A	52,829	1,814
*	JetBlue Airways Corp.	246,521	1,795
	Rush Enterprises Inc. Class A	31,935	1,744
	Gap Inc.	173,500	1,742
	Papa John's International Inc.	22,976	1,722
[1]	Sirius XM Holdings Inc.	433,003	1,719
*	Dorman Products Inc.	19,776	1,706
*	Helen of Troy Ltd.	17,627	1,678
	Bloomin' Brands Inc.	65,400	1,677
*	Boot Barn Holdings Inc.	21,776	1,669
*	Frontdoor Inc.	59,763	1,666
	Red Rock Resorts Inc. Class A	37,327	1,664
	American Eagle Outfitters Inc.	122,746	1,650
*	LGI Homes Inc.	14,396	1,642
	Graham Holdings Co. Class B	2,734	1,629
	MDC Holdings Inc.	41,659	1,619
*	SeaWorld Entertainment Inc.	26,185	1,605
*	Shake Shack Inc. Class A	28,630	1,589
*	Hertz Global Holdings Inc.	95,400	1,554
*	Gentherm Inc.	24,923	1,506
*	Under Armour Inc. Class A	156,509	1,485
	Strategic Education Inc.	16,503	1,482
*	ODP Corp.	32,851	1,478
*	TripAdvisor Inc.	73,779	1,465
*	Chegg Inc.	89,694	1,462
*	Leslie's Inc.	129,275	1,423
	News Corp. Class B	81,302	1,417
	Dana Inc.	94,070	1,416
	Hanesbrands Inc.	263,235	1,385
*,1	QuantumScape Corp. Class A	168,081	1,375
	PriceSmart Inc.	19,182	1,371
	Spirit Airlines Inc.	79,501	1,365
*	Driven Brands Holdings Inc.	44,965	1,363
*	Six Flags Entertainment Corp.	50,969	1,361
	Century Communities Inc.	20,627	1,318
*	Knowles Corp.	76,953	1,308
	Jack in the Box Inc.	14,856	1,301

		Shares	Market Value ($000)
*	M/I Homes Inc.	20,155	1,272
*	Sally Beauty Holdings Inc.	81,417	1,268
*	Cinemark Holdings Inc.	84,330	1,247
	Laureate Education Inc. Class A	104,459	1,228
	Cheesecake Factory Inc.	34,895	1,223
*	Vista Outdoor Inc.	44,016	1,220
	Winnebago Industries Inc.	21,059	1,215
*	Urban Outfitters Inc.	43,342	1,201
*	Brinker International Inc.	31,525	1,198
*	Adtalem Global Education Inc.	30,947	1,195
[1]	Nordstrom Inc.	72,941	1,187
*	Stride Inc.	30,230	1,187
	Oxford Industries Inc.	11,127	1,175
	Acushnet Holdings Corp.	23,050	1,174
	John Wiley & Sons Inc. Class A	30,072	1,166
*	Everi Holdings Inc.	66,989	1,149
	MillerKnoll Inc.	56,089	1,147
*	Madison Square Garden Entertainment Corp.	19,382	1,145
	Levi Strauss & Co. Class A	62,447	1,138
*	KAR Auction Services Inc.	82,987	1,135
*	National Vision Holdings Inc.	60,004	1,130
*	ACV Auctions Inc. Class A	86,708	1,119
	Monro Inc.	22,603	1,117
*	Allegiant Travel Co.	11,982	1,102
*	Dave & Buster's Entertainment Inc.	29,100	1,071
*,1	Luminar Technologies Inc. Class A	164,987	1,071
*	XPEL Inc.	15,393	1,046
*	Sabre Corp.	234,500	1,006
*	Under Armour Inc. Class C	114,093	973
*	Abercrombie & Fitch Co. Class A	34,838	967
	Wolverine World Wide Inc.	56,366	961
*	Cars.com Inc.	48,700	940
	La-Z-Boy Inc.	32,033	931
*,1	Dutch Bros Inc. Class A	29,062	919
*	Coursera Inc.	78,301	902
[1]	Dillard's Inc. Class A	2,901	893
*	Lions Gate Entertainment Corp. Class B	85,508	888
*	iRobot Corp.	20,296	886
*	SkyWest Inc.	38,575	855
*	Malibu Boats Inc. Class A	14,916	842
	Upbound Group Inc.	34,212	839
	HNI Corp.	30,091	838
*	TravelCenters of America Inc.	9,600	830
	Krispy Kreme Inc.	52,910	823
*	PowerSchool Holdings Inc. Class A	41,414	821
*	PROG Holdings Inc.	34,328	817
	Sturm Ruger & Co. Inc.	14,136	812
	Matthews International Corp. Class A	22,042	795
*	Central Garden & Pet Co. Class A	20,268	792
*	Revolve Group Inc. Class A	29,900	786
	Scholastic Corp.	22,227	761
*	Portillo's Inc. Class A	35,591	761
	Buckle Inc.	21,217	757
	Dine Brands Global Inc.	10,679	722
*	Central Garden & Pet Co.	17,540	720
*,1	Fisker Inc. Class A	117,100	719
	Monarch Casino & Resort Inc.	9,587	711
*,1	Carvana Co. Class A	71,106	696

		Shares	Market Value ($000)
*	Green Brick Partners Inc.	19,704	691
*	Integral Ad Science Holding Corp.	48,175	687
*	Overstock.com Inc.	33,041	670
*	American Axle & Manufacturing Holdings Inc.	85,596	668
*	Lions Gate Entertainment Corp. Class A	59,304	656
*	Figs Inc. Class A	100,663	623
	Camping World Holdings Inc. Class A	29,682	619
	Winmark Corp.	1,926	617
	Sonic Automotive Inc. Class A	11,275	613
*	Golden Entertainment Inc.	13,829	602
*	Perdoceo Education Corp.	44,854	602
*	Life Time Group Holdings Inc.	37,000	591
	Steelcase Inc. Class A	69,728	587
	Arko Corp.	67,400	572
*	Sun Country Airlines Holdings Inc.	27,620	566
*	Liberty Media Corp.-Liberty Braves Class C	16,614	560
*	QuinStreet Inc.	34,959	555
	Sinclair Broadcast Group Inc. Class A	32,200	553
[1]	Franchise Group Inc.	19,978	544
*	Clean Energy Fuels Corp.	124,439	543
	A-Mark Precious Metals Inc.	15,632	542
	Gray Television Inc.	60,831	530
	Caleres Inc.	24,300	526
*	Thryv Holdings Inc.	22,800	526
*	Corsair Gaming Inc.	28,628	525
	Hibbett Inc.	8,784	518
*	Sleep Number Corp.	16,937	515
*	Petco Health & Wellness Co. Inc. Class A	56,651	510
*	Stagwell Inc. Class A	68,290	507
	Ethan Allen Interiors Inc.	18,422	506
	Standard Motor Products Inc.	13,650	504
	RCI Hospitality Holdings Inc.	6,314	494
*	Udemy Inc.	55,367	489
*	Rover Group Inc. Class A	107,608	487
*	G-III Apparel Group Ltd.	30,976	482
	Smith & Wesson Brands Inc.	39,047	481
*	GoPro Inc. Class A	93,976	473
*	BJ's Restaurants Inc.	16,148	471
*	Sweetgreen Inc. Class A	59,850	469
*	Chuy's Holdings Inc.	13,028	467
*	MarineMax Inc.	16,108	463
*	Mister Car Wash Inc.	53,742	463
*,1	Bowlero Corp.	26,800	454
*	Chico's FAS Inc.	82,065	451
*	Xponential Fitness Inc. Class A	14,373	437
*,1	Bally's Corp.	21,875	427
*	Liberty Media Corp.-Liberty Braves Class A	12,319	426
*	Denny's Corp.	37,823	422
*	EW Scripps Co. Class A	44,261	416
*	AMC Networks Inc. Class A	22,780	400
*	2U Inc.	57,721	395
*	Vizio Holding Corp. Class A	42,297	388
	Haverty Furniture Cos. Inc.	11,934	381
	Ruth's Hospitality Group Inc.	23,038	378
*	Boston Omaha Corp. Class A	15,593	369
*	Hawaiian Holdings Inc.	39,683	363
*	Beazer Homes USA Inc.	22,577	359
*	MasterCraft Boat Holdings Inc.	11,800	359

		Shares	Market Value ($000)
	Guess? Inc.	18,411	358
*	America's Car-Mart Inc.	4,309	341
*	Stoneridge Inc.	18,241	341
*	Children's Place Inc.	8,319	335
*	Arlo Technologies Inc.	55,119	334
*,1	Blink Charging Co.	37,833	327
*	Genesco Inc.	8,865	327
*	Daily Journal Corp.	1,118	319
*	Clear Channel Outdoor Holdings Inc.	265,400	318
*	iHeartMedia Inc. Class A	81,059	316
*	Lovesac Co.	10,900	315
*,1	SES AI Corp.	106,300	314
*	Sciplay Corp. Class A	18,478	313
*	Viad Corp.	14,866	310
*	Accel Entertainment Inc. Class A	34,084	310
*	Stitch Fix Inc. Class A	59,923	306
	Kimball International Inc. Class B	24,400	303
	Movado Group Inc.	10,482	302
	Interface Inc. Class A	35,478	288
	Designer Brands Inc. Class A	32,252	282
*	Lindblad Expeditions Holdings Inc.	29,347	281
	Shoe Carnival Inc.	10,530	270
[1]	U-Haul Holding Co.	4,490	268
	European Wax Center Inc. Class A	13,955	265
*	Qurate Retail Inc. Class A	266,634	263
	Carriage Services Inc. Class A	8,479	259
*	Playstudios Inc.	69,946	258
	Bluegreen Vacations Holding Corp. Class A	9,400	257
*	Frontier Group Holdings Inc.	26,032	256
[1]	Big Lots Inc.	23,152	254
[1]	Marcus Corp.	15,780	252
	Alta Equipment Group Inc.	15,900	252
*	First Watch Restaurant Group Inc.	15,696	252
*	1-800-Flowers.com Inc. Class A	21,198	244
[1]	Cricut Inc. Class A	23,296	238
*	Hovnanian Enterprises Inc. Class A	3,500	237
	Rush Enterprises Inc. Class B	3,900	234
	Entravision Communications Corp. Class A	38,303	232
*,1	Canoo Inc.	350,200	229
*	Funko Inc. Class A	24,100	227
*,1	Kura Sushi USA Inc. Class A	3,346	220
*	Liquidity Services Inc.	16,457	217
*	Full House Resorts Inc.	29,586	214
*	Quotient Technology Inc.	65,116	214
*	Sportsman's Warehouse Holdings Inc.	25,100	213
*	Dream Finders Homes Inc. Class A	16,072	213
*	Selectquote Inc.	96,684	210
	Clarus Corp.	21,337	202
*	Red Robin Gourmet Burgers Inc.	14,100	202
	Climb Global Solutions Inc.	3,752	200
*,1	Vuzix Corp.	47,800	198
*	PlayAGS Inc.	27,501	197
*	Zumiez Inc.	10,629	196
	Hooker Furnishings Corp.	10,600	193
*	Destination XL Group Inc.	34,900	192
*	Eastman Kodak Co.	46,489	191
	Build-A-Bear Workshop Inc.	8,127	189
	Johnson Outdoors Inc. Class A	2,929	185

		Shares	Market Value ($000)
*	OneWater Marine Inc. Class A	6,600	185
*	Potbelly Corp.	21,880	182
*	Universal Technical Institute Inc.	24,531	181
	Aaron's Co. Inc.	18,696	181
*	Gannett Co. Inc.	96,200	180
*	WW International Inc.	41,763	172
*,1	Mullen Automotive Inc.	1,306,300	171
*	Nerdy Inc.	40,600	170
	Cato Corp. Class A	18,491	163
*	ContextLogic Inc. Class A	363,054	162
*	VOXX International Corp. Class A	12,800	158
*	CarParts.com Inc.	29,616	158
	El Pollo Loco Holdings Inc.	16,271	156
*	Legacy Housing Corp.	6,400	146
*	Cooper-Standard Holdings Inc.	10,000	142
*	Fossil Group Inc.	42,400	136
*	Turtle Beach Corp.	13,183	132
*	Noodles & Co. Class A	27,098	131
[1]	Big 5 Sporting Goods Corp.	16,718	129
	Rocky Brands Inc.	5,601	129
*,1	Faraday Future Intelligent Electric Inc.	365,001	129
*,1	Sonder Holdings Inc.	167,200	127
*	Tile Shop Holdings Inc.	26,800	126
*	ONE Group Hospitality Inc.	15,411	125
*,1	Rent the Runway Inc. Class A	44,000	125
	Weyco Group Inc.	4,901	124
*	Biglari Holdings Inc. Class A	148	124
*	Superior Industries International Inc.	25,107	124
*,1	AMMO Inc.	60,739	120
*	Rush Street Interactive Inc.	38,600	120
*	Purple Innovation Inc. Class A	45,093	119
*,1	Angi Inc. Class A	51,994	118
*	Reservoir Media Inc.	17,600	115
	Nathan's Famous Inc.	1,509	114
*	Century Casinos Inc.	15,363	113
*	Fiesta Restaurant Group Inc.	13,364	110
*	Urban One Inc.	19,964	110
*	American Outdoor Brands Inc.	11,061	109
*	Lands' End Inc.	10,900	106
*	Outbrain Inc.	25,574	106
*	ThredUp Inc. Class A	41,643	105
*	J. Jill Inc.	4,000	104
*	Snap One Holdings Corp.	11,073	104
*,1	Allbirds Inc. Class A	86,668	104
	Bassett Furniture Industries Inc.	5,800	103
*	Biglari Holdings Inc. Class B	610	103
*	Motorcar Parts of America Inc.	13,428	100
	Crown Crafts Inc.	17,200	99
	Saga Communications Inc. Class A	4,438	99
*	Emerald Holding Inc.	26,300	98
*	Tupperware Brands Corp.	37,700	94
*	Wheels Up Experience Inc.	149,123	94
*	Latham Group Inc.	32,438	93
*,1	Arhaus Inc. Class A	11,090	92
*	Tilly's Inc. Class A	11,657	90
*	Universal Electronics Inc.	8,830	90
*	BARK Inc.	62,355	90
*	Vacasa Inc. Class A	91,300	88

		Shares	Market Value ($000)
	Marine Products Corp.	6,508	86
*,1	Holley Inc.	31,500	86
*,1	RealReal Inc.	66,800	84
	Flexsteel Industries Inc.	4,330	83
	Canterbury Park Holding Corp.	3,400	83
*	Envela Corp.	12,800	83
*	LiveOne Inc.	73,227	83
*	Carrols Restaurant Group Inc.	37,000	82
*	Cardlytics Inc.	23,301	79
*	Container Store Group Inc.	22,761	78
*	American Public Education Inc.	14,286	77
*	Traeger Inc.	18,573	76
*	Citi Trends Inc.	3,954	75
*	LL Flooring Holdings Inc.	19,622	75
	Townsquare Media Inc. Class A	9,269	74
*	Strattec Security Corp.	3,216	73
*	Mesa Air Group Inc.	29,600	70
*,1	Lordstown Motors Corp. Class A	105,000	70
*	Solo Brands Inc. Class A	9,725	70
*,1	Genius Brands International Inc.	25,381	69
	Lakeland Industries Inc.	4,633	68
	Acme United Corp.	2,909	67
	Escalade Inc.	4,321	63
	Superior Group of Cos. Inc.	8,001	63
*,1	Focus Universal Inc.	24,900	62
*	Delta Apparel Inc.	5,328	59
	NL Industries Inc.	9,161	55
*,1	Polished.com Inc.	105,100	55
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	54
*	Lee Enterprises Inc.	4,325	54
*	Vera Bradley Inc.	8,800	53
*,1	Cinedigm Corp. Class A	124,200	52
*	Spruce Power Holding Corp.	62,800	51
*	JAKKS Pacific Inc.	2,879	50
*	Conn's Inc.	7,900	48
*,1	XWELL Inc.	124,200	45
*	Express Inc.	55,300	44
*	Barnes & Noble Education Inc.	27,441	42
*	Duluth Holdings Inc. Class B	6,600	42
*	Cumulus Media Inc. Class A	10,024	37
*	Lincoln Educational Services Corp.	6,500	37
*,1	Aterian Inc.	42,700	37
*,1	Lulu's Fashion Lounge Holdings Inc.	15,108	36
*,1	RumbleON Inc. Class B	5,807	35
*,1	Kirkland's Inc.	11,800	34
	Lifetime Brands Inc.	4,913	29
*	Nautilus Inc.	20,996	28
*	CuriosityStream Inc.	20,600	28
*	Marchex Inc. Class B	15,105	27
*,1	Bed Bath & Beyond Inc.	60,567	26
*	Kewaunee Scientific Corp.	1,646	26
*,1	F45 Training Holdings Inc.	19,083	22
*	BurgerFi International Inc.	18,200	21
*,1	Owlet Inc.	65,425	21
*,1	Ondas Holdings Inc.	18,500	20
	Hamilton Beach Brands Holding Co. Class A	1,820	19
*	FlexShopper Inc.	16,024	14
*	Fluent Inc.	16,860	14

		Shares	Market Value ($000)
*,1	AYRO Inc.	24,748	14
*	Audacy Inc. Class A	100,400	14
*	Live Ventures Inc.	372	12
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	5,500	11
*,2	Luby's Inc.	6,211	11
*	Educational Development Corp.	3,375	10
*	Gaia Inc. Class A	3,502	10
	FAT Brands Inc. Class A	1,292	9
*	iMedia Brands Inc.	14,424	7
*,1	Lazydays Holdings Inc.	500	6
*	Beasley Broadcast Group Inc. Class A	5,320	4
*	EBET Inc.	10,900	4
*,1	Shift Technologies Inc. Class A	4,019	4
*	SRAX Inc. Class A	2,732	2
*,1,2	SRAX Inc.	7,476	1
*,1	Arcimoto Inc.	1,035	1
			4,208,418
Consumer Staples (3.3%)
	Procter & Gamble Co.	1,750,625	260,300
	PepsiCo Inc.	1,021,481	186,216
	Coca-Cola Co.	2,888,555	179,177
	Philip Morris International Inc.	1,151,148	111,949
	CVS Health Corp.	953,482	70,853
	Mondelez International Inc. Class A	1,011,481	70,520
	Altria Group Inc.	1,325,384	59,139
	Colgate-Palmolive Co.	616,162	46,305
	General Mills Inc.	437,837	37,418
	McKesson Corp.	101,558	36,160
	Kimberly-Clark Corp.	250,075	33,565
	Archer-Daniels-Midland Co.	406,942	32,417
	Corteva Inc.	529,997	31,964
*	Monster Beverage Corp.	542,536	29,302
	Sysco Corp.	376,235	29,057
	Hershey Co.	108,872	27,698
	Constellation Brands Inc. Class A	116,533	26,324
	Kroger Co.	479,272	23,662
	Kraft Heinz Co.	592,162	22,899
	Keurig Dr Pepper Inc.	627,871	22,151
	AmerisourceBergen Corp.	127,482	20,411
	Walgreens Boots Alliance Inc.	546,371	18,894
	Church & Dwight Co. Inc.	180,653	15,972
	McCormick & Co. Inc. (Non-Voting)	185,438	15,430
	Brown-Forman Corp. Class B	230,299	14,801
	Clorox Co.	92,010	14,560
	Conagra Brands Inc.	354,245	13,305
	Kellogg Co.	190,999	12,789
	Tyson Foods Inc. Class A	211,893	12,570
	J M Smucker Co.	75,154	11,827
	Lamb Weston Holdings Inc.	106,596	11,141
	Bunge Ltd.	110,907	10,594
	Hormel Foods Corp.	202,958	8,094
	Campbell Soup Co.	143,758	7,904
*	Darling Ingredients Inc.	119,731	6,992
*	Performance Food Group Co.	115,736	6,984
	Molson Coors Beverage Co. Class B	132,808	6,864
	Casey's General Stores Inc.	27,791	6,016
*	US Foods Holding Corp.	148,495	5,485
	Ingredion Inc.	46,425	4,723

		Shares	Market Value ($000)
	Flowers Foods Inc.	133,676	3,664
*	Post Holdings Inc.	38,980	3,503
*	BellRing Brands Inc.	99,524	3,384
*	Simply Good Foods Co.	74,289	2,954
	Lancaster Colony Corp.	14,251	2,891
*	Sprouts Farmers Market Inc.	78,134	2,737
*	Celsius Holdings Inc.	28,419	2,641
	Brown-Forman Corp. Class A	38,247	2,493
*	Hostess Brands Inc. Class A	97,885	2,435
*	Freshpet Inc.	34,609	2,291
*	Boston Beer Co. Inc. Class A	6,772	2,226
*	TreeHouse Foods Inc.	42,425	2,140
	Albertsons Cos. Inc. Class A	97,900	2,034
	Spectrum Brands Holdings Inc.	29,735	1,969
	Coca-Cola Consolidated Inc.	3,475	1,859
*	Grocery Outlet Holding Corp.	65,218	1,843
	Energizer Holdings Inc.	52,725	1,830
	WD-40 Co.	10,217	1,819
	Primo Water Corp.	112,412	1,726
	Cal-Maine Foods Inc.	28,010	1,706
	Edgewell Personal Care Co.	36,228	1,537
	Nu Skin Enterprises Inc. Class A	35,898	1,411
	J & J Snack Foods Corp.	8,413	1,247
	Vector Group Ltd.	101,595	1,220
*	United Natural Foods Inc.	45,240	1,192
*	Herbalife Nutrition Ltd.	71,210	1,146
*	Hain Celestial Group Inc.	63,791	1,094
	Reynolds Consumer Products Inc.	39,204	1,078
	Andersons Inc.	24,377	1,007
	MGP Ingredients Inc.	10,136	980
	Weis Markets Inc.	11,489	973
	Universal Corp.	18,258	966
*	National Beverage Corp.	18,204	960
	Ingles Markets Inc. Class A	10,412	924
	Fresh Del Monte Produce Inc.	29,917	901
*,1	Beauty Health Co.	66,859	844
[1]	B&G Foods Inc.	54,082	840
*	Chefs' Warehouse Inc.	24,617	838
	Medifast Inc.	7,584	786
	Utz Brands Inc.	46,761	770
*,1	Beyond Meat Inc.	42,680	693
	SpartanNash Co.	25,540	633
*	Pilgrim's Pride Corp.	26,929	624
*	USANA Health Sciences Inc.	9,861	620
	Seaboard Corp.	161	607
	John B Sanfilippo & Son Inc.	5,717	554
*	Duckhorn Portfolio Inc.	31,109	495
	Tootsie Roll Industries Inc.	10,862	488
*	Sovos Brands Inc.	27,212	454
*	Mission Produce Inc.	36,128	401
*	Vita Coco Co. Inc.	19,525	383
	Calavo Growers Inc.	12,130	349
*	Olaplex Holdings Inc.	81,743	349
	ACCO Brands Corp.	59,091	314
*	Vital Farms Inc.	19,900	304
	PetMed Express Inc.	17,072	277
	Limoneira Co.	15,859	264
*	Seneca Foods Corp. Class A	4,915	257

		Shares	Market Value ($000)
	Turning Point Brands Inc.	11,701	246
*	GrowGeneration Corp.	56,000	192
	Village Super Market Inc. Class A	8,222	188
*,1	BRC Inc. Class A	36,500	188
	Oil-Dri Corp. of America	3,586	149
	ProPhase Labs Inc.	16,000	122
	Natural Grocers by Vitamin Cottage Inc.	9,195	108
*	HF Foods Group Inc.	25,551	100
*	Whole Earth Brands Inc.	37,141	95
*	Farmer Bros Co.	24,087	93
*,1	Rite Aid Corp.	39,298	88
*,1	22nd Century Group Inc.	102,339	79
*	Lifecore Biomedical Inc.	18,610	70
*	Honest Co. Inc.	38,800	70
*	Benson Hill Inc.	59,100	68
*	Nature's Sunshine Products Inc.	6,506	66
	Alico Inc.	2,443	59
*,1	Veru Inc.	51,077	59
*,1	AppHarvest Inc.	94,200	58
*,1	Tattooed Chef Inc.	33,900	48
*	Lifeway Foods Inc.	6,292	38
*,1	PLBY Group Inc.	16,900	33
*	Local Bounti Corp.	32,915	26
*	Natural Alternatives International Inc.	2,268	21
*	Alkaline Water Co. Inc.	80,819	13
*,1	Blue Apron Holdings Inc. Class A	11,305	8
*	Willamette Valley Vineyards Inc.	1,146	7
*	Zevia PBC Class A	1,700	7
*	Coffee Holding Co. Inc.	3,188	6
	Lifevantage Corp.	1,316	5
	Mannatech Inc.	34	1
*,2	Fresh Market Inc.	23,500	—
			1,641,668
Energy (2.8%)
	Exxon Mobil Corp.	3,021,586	331,347
	Chevron Corp.	1,273,780	207,830
	ConocoPhillips	904,881	89,773
	Schlumberger NV	1,060,208	52,056
	EOG Resources Inc.	436,583	50,045
	Marathon Petroleum Corp.	330,094	44,507
	Valero Energy Corp.	275,358	38,440
	Phillips 66	344,010	34,876
	Pioneer Natural Resources Co.	165,834	33,870
	Occidental Petroleum Corp.	472,056	29,470
	Cheniere Energy Inc.	181,360	28,582
	Hess Corp.	206,448	27,321
	Williams Cos. Inc.	902,805	26,958
	Kinder Morgan Inc.	1,420,765	24,878
	Devon Energy Corp.	485,433	24,568
	Baker Hughes Co. Class A	753,224	21,738
*	Enphase Energy Inc.	101,535	21,351
	ONEOK Inc.	332,061	21,099
	Halliburton Co.	605,245	19,150
	Diamondback Energy Inc.	136,324	18,427
*	First Solar Inc.	75,411	16,402
	Coterra Energy Inc.	557,274	13,675
	Targa Resources Corp.	167,608	12,227
	Marathon Oil Corp.	468,211	11,218

		Shares	Market Value ($000)
	APA Corp.	230,119	8,298
	Texas Pacific Land Corp.	4,559	7,755
	EQT Corp.	241,156	7,695
	Chesapeake Energy Corp.	94,528	7,188
	Ovintiv Inc.	184,600	6,660
	HF Sinclair Corp.	111,457	5,392
	NOV Inc.	289,817	5,365
*,1	Plug Power Inc.	436,079	5,111
*	Antero Resources Corp.	197,900	4,570
	Range Resources Corp.	169,000	4,473
	PDC Energy Inc.	65,671	4,215
*	Southwestern Energy Co.	823,154	4,116
	Civitas Resources Inc.	59,654	4,077
	Matador Resources Co.	84,566	4,030
	Murphy Oil Corp.	108,683	4,019
	ChampionX Corp.	146,317	3,970
	Chord Energy Corp.	29,175	3,927
	PBF Energy Inc. Class A	85,700	3,716
	DT Midstream Inc.	72,690	3,589
*	Transocean Ltd.	516,400	3,284
*	Weatherford International plc	52,700	3,128
*	Denbury Inc.	35,500	3,111
*	Noble Corp. plc	78,595	3,102
*	Shoals Technologies Group Inc. Class A	124,135	2,829
	Magnolia Oil & Gas Corp. Class A	127,610	2,792
	SM Energy Co.	91,200	2,568
	Helmerich & Payne Inc.	69,658	2,490
	Antero Midstream Corp.	234,647	2,461
*	Peabody Energy Corp.	90,900	2,327
*	Array Technologies Inc.	104,768	2,292
	Arcosa Inc.	36,054	2,275
	California Resources Corp.	54,663	2,105
*,1	ChargePoint Holdings Inc.	198,000	2,073
	Cactus Inc. Class A	48,433	1,997
	Patterson-UTI Energy Inc.	161,900	1,894
*	CNX Resources Corp.	118,042	1,891
	Equitrans Midstream Corp.	324,633	1,876
[1]	Arch Resources Inc.	13,192	1,734
	Permian Resources Corp. Class A	150,200	1,577
	Alpha Metallurgical Resources Inc.	10,000	1,560
*	Tidewater Inc.	34,800	1,534
	Liberty Energy Inc. Class A	118,700	1,521
	Northern Oil & Gas Inc.	49,574	1,505
*	Callon Petroleum Co.	44,760	1,497
	Warrior Met Coal Inc.	39,915	1,465
	New Fortress Energy Inc.	47,432	1,396
*	Oceaneering International Inc.	72,492	1,278
*	Green Plains Inc.	41,000	1,271
[1]	Sitio Royalties Corp.	55,468	1,254
	Delek US Holdings Inc.	52,679	1,209
*	Talos Energy Inc.	81,000	1,202
*	Par Pacific Holdings Inc.	40,539	1,184
*	NexTier Oilfield Solutions Inc.	148,600	1,181
*	Ameresco Inc. Class A	23,094	1,137
	CONSOL Energy Inc.	19,400	1,130
	World Fuel Services Corp.	43,382	1,108
	Archrock Inc.	112,102	1,095
*	NOW Inc.	84,388	941

		Shares	Market Value ($000)
*	FuelCell Energy Inc.	313,202	893
*,1	SunPower Corp.	63,536	879
*	Diamond Offshore Drilling Inc.	71,700	863
*,1	NEXTracker Inc. Class A	23,422	849
*	Helix Energy Solutions Group Inc.	105,500	817
	Comstock Resources Inc.	74,200	801
*	Nabors Industries Ltd.	6,400	780
*	Dril-Quip Inc.	27,057	776
	Core Laboratories NV	33,200	732
	CVR Energy Inc.	22,241	729
	Enviva Inc.	23,600	682
*	Fluence Energy Inc. Class A	30,793	624
*	Gulfport Energy Corp.	7,775	622
*	Earthstone Energy Inc. Class A	46,200	601
*,1	Stem Inc.	105,000	595
	Ranger Oil Corp.	14,500	592
*	MRC Global Inc.	60,200	585
*	ProPetro Holding Corp.	76,300	549
*	Vital Energy Inc.	11,800	537
	SunCoke Energy Inc.	59,664	536
	RPC Inc.	68,616	528
*,1	Tellurian Inc.	405,500	499
	Select Energy Services Inc. Class A	63,805	444
*	Oil States International Inc.	50,800	423
*,1	EVgo Inc. Class A	54,300	423
*	Bristow Group Inc. Class A	18,117	406
*	W&T Offshore Inc.	74,445	378
	Berry Corp.	47,100	370
	Vitesse Energy Inc.	19,243	366
*	TPI Composites Inc.	27,321	357
*	REX American Resources Corp.	11,839	338
	VAALCO Energy Inc.	72,169	327
*	DMC Global Inc.	14,657	322
*	Montauk Renewables Inc.	40,536	319
*	SandRidge Energy Inc.	20,416	294
	Crescent Energy Co. Class A	25,898	293
*	SilverBow Resources Inc.	12,168	278
[1]	Kinetik Holdings Inc. Class A	8,450	264
*,1	Solid Power Inc.	87,000	262
*,1	Centrus Energy Corp. Class A	8,083	260
*	374Water Inc.	53,808	254
*,1	Gevo Inc.	156,500	241
*,1	NextDecade Corp.	48,400	241
*	Forum Energy Technologies Inc.	8,700	221
*	Atlas Energy Solutions Inc. Class A	12,921	220
*	TETRA Technologies Inc.	81,500	216
*	Newpark Resources Inc.	55,400	213
*	ProFrac Holding Corp. Class A	15,926	202
*	Amplify Energy Corp.	27,400	188
	Solaris Oilfield Infrastructure Inc. Class A	21,551	184
*	SEACOR Marine Holdings Inc.	22,548	172
	Ramaco Resources Inc.	18,625	164
*	Ring Energy Inc.	74,543	142
*	Hallador Energy Co.	15,236	140
	Riley Exploration Permian Inc.	3,500	133
*	KLX Energy Services Holdings Inc.	11,351	132
	Evolution Petroleum Corp.	20,558	130
*,1	Empire Petroleum Corp.	10,300	128

		Shares	Market Value ($000)
	NACCO Industries Inc. Class A	2,823	102
*	OPAL Fuels Inc. Class A	14,600	102
*	FTC Solar Inc.	44,004	99
	Epsilon Energy Ltd.	18,200	97
*,1	Beam Global	5,900	94
*	PrimeEnergy Resources Corp.	1,100	92
*	American Superconductor Corp.	17,108	84
*	Matrix Service Co.	12,854	69
*	Flotek Industries Inc.	97,100	67
*	Ranger Energy Services Inc. Class A	5,868	60
*,1	Nine Energy Service Inc.	10,400	58
*	Natural Gas Services Group Inc.	5,139	53
*,1	Aemetis Inc.	20,069	47
*,1	ESS Tech Inc.	33,409	46
*,1	American Resources Corp.	26,300	39
*	Geospace Technologies Corp.	5,246	37
	PHX Minerals Inc.	13,999	37
*	Heliogen Inc.	145,100	35
*,1	Sunworks Inc.	21,900	32
*,1	Advent Technologies Holdings Inc.	20,900	22
*	Capstone Green Energy Corp.	11,235	15
*,1	Camber Energy Inc.	4,872	8
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	1
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Pineapple Energy Inc. CVR	463	—
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	—
			1,396,058
Financials (6.3%)
*	Berkshire Hathaway Inc. Class B	1,214,267	374,929
	JPMorgan Chase & Co.	2,183,870	284,580
	Bank of America Corp.	5,050,675	144,449
	Wells Fargo & Co.	2,813,524	105,170
	Morgan Stanley	940,388	82,566
	S&P Global Inc.	239,144	82,450
	Goldman Sachs Group Inc.	248,420	81,261
	BlackRock Inc.	100,297	67,111
	Citigroup Inc.	1,363,373	63,929
	Progressive Corp.	434,358	62,139
	Marsh & McLennan Cos. Inc.	366,959	61,117
	Charles Schwab Corp.	1,145,874	60,021
	Chubb Ltd.	307,941	59,796
	CME Group Inc.	267,329	51,199
	Blackstone Inc.	527,585	46,343
	Aon plc Class A	144,400	45,528
	Intercontinental Exchange Inc.	415,031	43,284
	US Bancorp	1,134,893	40,913
	PNC Financial Services Group Inc.	296,190	37,646
*	Berkshire Hathaway Inc. Class A	79	36,782
	Moody's Corp.	115,708	35,409
	Truist Financial Corp.	984,416	33,569
	MSCI Inc. Class A	56,395	31,564
	Arthur J Gallagher & Co.	157,336	30,100
	Travelers Cos. Inc.	172,248	29,525
	American International Group Inc.	544,670	27,430
	Aflac Inc.	409,221	26,403
	Bank of New York Mellon Corp.	569,617	25,883
	KKR & Co. Inc.	478,606	25,136
	MetLife Inc.	429,154	24,865

		Shares	Market Value ($000)
	Ameriprise Financial Inc.	77,981	23,901
	Prudential Financial Inc.	271,854	22,493
	Allstate Corp.	195,338	21,645
	Discover Financial Services	193,808	19,156
	Apollo Global Management Inc.	298,264	18,838
	T. Rowe Price Group Inc.	166,754	18,827
	Willis Towers Watson plc	80,482	18,702
	State Street Corp.	242,847	18,381
*	Arch Capital Group Ltd.	261,394	17,741
	Hartford Financial Services Group Inc.	233,527	16,274
	Nasdaq Inc.	291,020	15,910
	M&T Bank Corp.	124,235	14,855
	Fifth Third Bancorp	507,535	13,521
	Raymond James Financial Inc.	144,142	13,444
	Principal Financial Group Inc.	180,572	13,420
	Cincinnati Financial Corp.	116,355	13,041
	Northern Trust Corp.	147,805	13,026
	Regions Financial Corp.	692,348	12,850
	Broadridge Financial Solutions Inc.	87,158	12,775
*	Markel Corp.	9,414	12,026
	Huntington Bancshares Inc.	1,065,306	11,931
	LPL Financial Holdings Inc.	58,385	11,817
	FactSet Research Systems Inc.	28,444	11,807
	MarketAxess Holdings Inc.	27,960	10,940
	Citizens Financial Group Inc.	356,825	10,837
	Cboe Global Markets Inc.	78,723	10,568
	Everest Re Group Ltd.	29,204	10,456
	Ares Management Corp. Class A	115,563	9,643
	Brown & Brown Inc.	167,320	9,607
	W R Berkley Corp.	147,218	9,166
	KeyCorp	690,220	8,642
	Loews Corp.	148,543	8,618
*,1	Coinbase Global Inc. Class A	109,366	7,390
	First Citizens BancShares Inc. Class A	7,586	7,382
	Globe Life Inc.	64,431	7,089
	First Horizon Corp.	394,956	7,022
	Annaly Capital Management Inc.	363,178	6,940
	Equitable Holdings Inc.	266,390	6,764
	Fidelity National Financial Inc.	192,160	6,712
	American Financial Group Inc.	54,002	6,561
	Reinsurance Group of America Inc.	49,375	6,555
	RenaissanceRe Holdings Ltd.	32,396	6,490
	Tradeweb Markets Inc. Class A	81,860	6,469
	Franklin Resources Inc.	223,898	6,032
	Interactive Brokers Group Inc. Class A	72,681	6,001
	Carlyle Group Inc.	189,196	5,876
	East West Bancorp Inc.	104,593	5,805
	Invesco Ltd.	338,500	5,551
	SEI Investments Co.	90,298	5,197
	Voya Financial Inc.	72,058	5,149
	Ally Financial Inc.	200,358	5,107
	Webster Financial Corp.	129,299	5,097
	Old Republic International Corp.	203,420	5,079
	Unum Group	124,245	4,915
	Commerce Bancshares Inc.	83,999	4,901
	Kinsale Capital Group Inc.	16,248	4,877
	Assurant Inc.	39,628	4,758
	Primerica Inc.	27,042	4,658

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	43,192	4,550
	Stifel Financial Corp.	74,817	4,421
*	Robinhood Markets Inc. Class A	451,000	4,379
	Erie Indemnity Co. Class A	18,824	4,361
	New York Community Bancorp Inc.	477,663	4,318
	AGNC Investment Corp.	424,673	4,281
	Selective Insurance Group Inc.	44,779	4,269
	RLI Corp.	32,012	4,255
	Comerica Inc.	96,889	4,207
	SouthState Corp.	56,299	4,012
	First American Financial Corp.	71,976	4,006
	Prosperity Bancshares Inc.	64,762	3,984
	Morningstar Inc.	19,042	3,866
[1]	Starwood Property Trust Inc.	217,143	3,841
	Jefferies Financial Group Inc.	118,721	3,768
	Affiliated Managers Group Inc.	26,212	3,733
	Blue Owl Capital Inc. Class A	333,537	3,696
	United Bankshares Inc.	100,384	3,533
	Glacier Bancorp Inc.	82,597	3,470
*	SoFi Technologies Inc.	548,699	3,331
	Houlihan Lokey Inc. Class A	37,995	3,324
	OneMain Holdings Inc.	89,380	3,314
	Columbia Banking System Inc.	154,118	3,301
	Wintrust Financial Corp.	45,136	3,293
	Zions Bancorp NA	109,944	3,291
	First Financial Bankshares Inc.	100,248	3,198
	Synovus Financial Corp.	103,023	3,176
	Old National Bancorp	220,056	3,173
	FNB Corp.	266,829	3,095
	Popular Inc.	53,798	3,089
	Essent Group Ltd.	76,486	3,063
	Axis Capital Holdings Ltd.	55,543	3,028
	Hanover Insurance Group Inc.	23,400	3,007
	Pinnacle Financial Partners Inc.	54,019	2,980
	Valley National Bancorp	320,807	2,964
	MGIC Investment Corp.	216,488	2,905
	Home BancShares Inc.	133,628	2,901
	Lincoln National Corp.	128,668	2,891
	Bank OZK	83,293	2,849
	Cadence Bank	136,217	2,828
	Rithm Capital Corp.	349,339	2,795
	Western Alliance Bancorp	77,154	2,742
	Evercore Inc. Class A	23,359	2,695
	Lazard Ltd. Class A	80,807	2,676
	FirstCash Holdings Inc.	27,996	2,670
	Janus Henderson Group plc	98,910	2,635
	Radian Group Inc.	118,689	2,623
	Kemper Corp.	47,094	2,574
*	Ryan Specialty Holdings Inc. Class A	63,171	2,542
	White Mountains Insurance Group Ltd.	1,794	2,471
	Federated Hermes Inc. Class B	61,513	2,469
	United Community Banks Inc.	81,785	2,300
	Jackson Financial Inc. Class A	60,747	2,273
	Hancock Whitney Corp.	61,529	2,240
*	Brighthouse Financial Inc.	50,613	2,233
[1]	Blackstone Mortgage Trust Inc. Class A	123,433	2,203
	SLM Corp.	176,131	2,182
	American Equity Investment Life Holding Co.	59,239	2,162

		Shares	Market Value ($000)
	Independent Bank Corp. (Massachusetts)	32,343	2,122
	Assured Guaranty Ltd.	42,163	2,120
	Community Bank System Inc.	39,378	2,067
*,1	Credit Acceptance Corp.	4,702	2,050
	Atlantic Union Bankshares Corp.	56,812	1,991
	First Hawaiian Inc.	96,438	1,989
	ServisFirst Bancshares Inc.	36,077	1,971
*	Focus Financial Partners Inc. Class A	37,370	1,938
	Associated Banc-Corp	107,560	1,934
	First Republic Bank	138,080	1,932
*	Mr Cooper Group Inc.	45,981	1,884
	First Interstate BancSystem Inc. Class A	62,484	1,866
	Moelis & Co. Class A	48,376	1,860
*	Enstar Group Ltd.	7,941	1,841
	CNO Financial Group Inc.	82,411	1,829
	International Bancshares Corp.	42,546	1,822
*	Genworth Financial Inc. Class A	361,604	1,815
	Piper Sandler Cos.	13,000	1,802
	Ameris Bancorp	48,232	1,764
*	Texas Capital Bancshares Inc.	35,874	1,756
	Hamilton Lane Inc. Class A	23,713	1,754
	Cathay General Bancorp	50,773	1,753
	WSFS Financial Corp.	46,282	1,741
	Walker & Dunlop Inc.	22,670	1,727
	UMB Financial Corp.	29,376	1,696
	Fulton Financial Corp.	122,450	1,692
	Pacific Premier Bancorp Inc.	70,426	1,692
	CVB Financial Corp.	99,166	1,654
	Bank of Hawaii Corp.	30,138	1,570
	First Bancorp (XNYS)	136,877	1,563
	Simmons First National Corp. Class A	89,294	1,562
*	Axos Financial Inc.	41,263	1,523
	Seacoast Banking Corp. of Florida	63,962	1,516
	Artisan Partners Asset Management Inc. Class A	46,793	1,496
	First Financial Bancorp	68,297	1,487
	Eastern Bankshares Inc.	117,097	1,478
	BOK Financial Corp.	17,114	1,445
	Washington Federal Inc.	47,887	1,442
	First Merchants Corp.	43,152	1,422
	Banner Corp.	25,603	1,392
*	StoneX Group Inc.	13,274	1,374
*	NMI Holdings Inc. Class A	60,696	1,355
	Arbor Realty Trust Inc.	117,263	1,347
	TPG Inc. Class A	45,591	1,337
	Towne Bank	49,944	1,331
	Virtu Financial Inc. Class A	68,881	1,302
	Park National Corp.	10,801	1,281
	BankUnited Inc.	56,689	1,280
	WesBanco Inc.	40,356	1,239
	BGC Partners Inc. Class A	231,072	1,208
	Renasant Corp.	39,385	1,204
	PJT Partners Inc. Class A	16,627	1,200
	Independent Bank Group Inc.	25,329	1,174
*	Cannae Holdings Inc.	58,096	1,172
*	BRP Group Inc. Class A	45,663	1,163
	Enterprise Financial Services Corp.	25,941	1,157
	Northwest Bancshares Inc.	95,807	1,153
*	Trupanion Inc.	26,874	1,153

		Shares	Market Value ($000)
	Cohen & Steers Inc.	17,735	1,134
	Navient Corp.	70,748	1,131
	Lakeland Financial Corp.	17,865	1,119
	Stock Yards Bancorp Inc.	20,292	1,119
	BancFirst Corp.	13,363	1,110
*	PRA Group Inc.	27,748	1,081
	Two Harbors Investment Corp.	72,161	1,061
*,1	Riot Platforms Inc.	105,976	1,059
	First Bancorp (XNGS)	29,303	1,041
	Heartland Financial USA Inc.	27,004	1,036
	Claros Mortgage Trust Inc.	88,700	1,033
	PennyMac Financial Services Inc.	17,287	1,030
*	Palomar Holdings Inc.	18,357	1,013
	Virtus Investment Partners Inc.	5,311	1,011
*	Bancorp Inc.	36,263	1,010
	NBT Bancorp Inc.	29,451	993
	Trustmark Corp.	40,044	989
	Horace Mann Educators Corp.	29,216	978
	Provident Financial Services Inc.	50,630	971
	Hilltop Holdings Inc.	32,662	969
	StepStone Group Inc. Class A	39,484	958
	Apollo Commercial Real Estate Finance Inc.	102,800	957
*	Enova International Inc.	21,541	957
	Chimera Investment Corp.	168,631	951
	National Bank Holdings Corp. Class A	28,171	943
	City Holding Co.	10,342	940
	TriCo Bancshares	22,265	926
	Employers Holdings Inc.	22,175	924
*	Triumph Financial Inc.	15,921	924
	First Commonwealth Financial Corp.	73,653	915
	OFG Bancorp	36,283	905
	Federal Agricultural Mortgage Corp. Class C	6,747	899
	Safehold Inc.	30,445	894
*	Clearwater Analytics Holdings Inc. Class A	55,784	890
*	Encore Capital Group Inc.	17,615	889
	Compass Diversified Holdings	45,600	870
	PacWest Bancorp	88,689	863
	Westamerica Bancorp	19,452	862
	ARMOUR Residential REIT Inc.	162,125	851
	Stewart Information Services Corp.	21,020	848
	S&T Bancorp Inc.	26,932	847
	First Busey Corp.	40,767	829
*,1	Upstart Holdings Inc.	52,146	829
	Pathward Financial Inc.	19,953	828
*	Goosehead Insurance Inc. Class A	15,782	824
	PennyMac Mortgage Investment Trust	66,416	819
	Ladder Capital Corp. Class A	85,925	812
	Sandy Spring Bancorp Inc.	30,963	804
[1]	Ready Capital Corp.	78,660	800
	FB Financial Corp.	25,633	797
	Safety Insurance Group Inc.	10,682	796
	Corebridge Financial Inc.	49,633	795
	OceanFirst Financial Corp.	42,992	794
	Hope Bancorp Inc.	80,705	793
	Nelnet Inc. Class A	8,371	769
*,1	Marathon Digital Holdings Inc.	87,200	760
	Stellar Bancorp Inc.	30,835	759
	ProAssurance Corp.	40,958	757

		Shares	Market Value ($000)
	Eagle Bancorp Inc.	22,556	755
	Berkshire Hills Bancorp Inc.	30,001	752
*,1	Rocket Cos. Inc. Class A	82,700	749
	Lakeland Bancorp Inc.	47,448	742
	Southside Bancshares Inc.	22,295	740
*	Avantax Inc.	27,986	737
	MFA Financial Inc.	74,007	734
	AMERISAFE Inc.	14,925	731
	Veritex Holdings Inc.	39,277	717
	Franklin BSP Realty Trust Inc.	59,221	706
	German American Bancorp Inc.	20,763	693
	Origin Bancorp Inc.	21,050	677
	Capitol Federal Financial Inc.	98,512	663
	Ellington Financial Inc.	53,600	654
*	MoneyGram International Inc.	62,000	646
	Brookline Bancorp Inc.	61,007	641
	Argo Group International Holdings Ltd.	21,800	639
	New York Mortgage Trust Inc.	64,067	638
*	Oscar Health Inc. Class A	96,200	629
	Mercury General Corp.	19,781	628
	Live Oak Bancshares Inc.	25,351	618
	Victory Capital Holdings Inc. Class A	20,603	603
	Tompkins Financial Corp.	9,076	601
	Dime Community Bancshares Inc.	26,247	596
	Bank First Corp.	7,972	587
	WisdomTree Inc.	100,121	587
	Premier Financial Corp.	27,886	578
	QCR Holdings Inc.	12,892	566
	Preferred Bank	10,231	561
*	Columbia Financial Inc.	30,413	556
*	Nicolet Bankshares Inc.	8,820	556
	TFS Financial Corp.	43,322	547
*	LendingClub Corp.	75,742	546
*	Open Lending Corp. Class A	76,637	540
*	SiriusPoint Ltd.	66,122	538
	Brightsphere Investment Group Inc.	22,782	537
	Amerant Bancorp Inc. Class A	24,621	536
	Heritage Financial Corp.	24,999	535
	Redwood Trust Inc.	79,346	535
	Univest Financial Corp.	22,527	535
	BrightSpire Capital Inc. Class A	90,713	535
	First Bancshares Inc.	20,691	534
	Enact Holdings Inc.	23,000	526
	James River Group Holdings Ltd.	24,586	508
*	AssetMark Financial Holdings Inc.	15,755	495
	ConnectOne Bancorp Inc.	27,819	492
*,1	Lemonade Inc.	34,385	490
	Peoples Bancorp Inc.	18,937	488
*	Ambac Financial Group Inc.	31,321	485
	Donegal Group Inc. Class B	31,900	480
	CBL & Associates Properties Inc.	18,400	472
	HarborOne Bancorp Inc.	38,384	468
	United Fire Group Inc.	17,375	461
	Dynex Capital Inc.	37,223	451
	Broadmark Realty Capital Inc.	95,813	450
	TrustCo Bank Corp.	13,865	443
	Banc of California Inc.	35,220	441
	KKR Real Estate Finance Trust Inc.	38,141	434

		Shares	Market Value ($000)
	Washington Trust Bancorp Inc.	12,408	430
	Community Trust Bancorp Inc.	11,278	428
*	Customers Bancorp Inc.	22,811	422
	Old Second Bancorp Inc.	29,667	417
	Universal Insurance Holdings Inc.	21,782	397
	Hanmi Financial Corp.	20,656	384
	Camden National Corp.	10,384	376
	National Western Life Group Inc. Class A	1,544	375
	TPG RE Finance Trust Inc.	51,600	375
	Midland States Bancorp Inc.	17,164	368
[1]	B. Riley Financial Inc.	12,794	363
	Mercantile Bank Corp.	11,852	362
*	EZCORP Inc. Class A	41,670	358
	Great Southern Bancorp Inc.	6,982	354
	Byline Bancorp Inc.	16,290	352
	First Mid Bancshares Inc.	12,767	348
	Northfield Bancorp Inc.	29,033	342
	Central Pacific Financial Corp.	18,857	338
	Diamond Hill Investment Group Inc.	2,051	338
	Kearny Financial Corp.	41,417	336
	Business First Bancshares Inc.	19,476	334
[1]	UWM Holdings Corp. Class A	66,500	326
	Heritage Commerce Corp.	39,071	325
*	Coastal Financial Corp.	8,940	322
	HomeTrust Bancshares Inc.	13,088	322
	P10 Inc. Class A	31,735	321
	Republic Bancorp Inc. Class A	7,532	320
	Hingham Institution For Savings	1,362	318
	Cambridge Bancorp	4,871	316
	Peapack-Gladstone Financial Corp.	10,598	314
[1]	Orchid Island Capital Inc.	29,283	314
*	MBIA Inc.	33,738	312
*	CrossFirst Bankshares Inc.	29,303	307
	SmartFinancial Inc.	13,047	302
	Farmers National Banc Corp.	23,843	301
	Flushing Financial Corp.	20,120	300
	Citizens & Northern Corp.	13,511	289
	Invesco Mortgage Capital Inc.	25,990	288
*	World Acceptance Corp.	3,432	286
[1]	HCI Group Inc.	5,310	285
	Capital City Bank Group Inc.	9,619	282
	Macatawa Bank Corp.	27,543	281
	Southern Missouri Bancorp Inc.	7,423	278
	CNB Financial Corp.	14,373	276
	Horizon Bancorp Inc.	24,347	269
	Alerus Financial Corp.	16,441	264
	Arrow Financial Corp.	10,610	264
*	Metropolitan Bank Holding Corp.	7,788	264
	Bank of Marin Bancorp	11,775	258
	First Foundation Inc.	34,444	257
	HBT Financial Inc.	13,043	257
	Merchants Bancorp	9,858	257
	First Financial Corp.	6,821	256
	First of Long Island Corp.	18,784	254
	Equity Bancshares Inc. Class A	10,342	252
	Bar Harbor Bankshares	9,406	249
	Citizens Financial Services Inc.	2,979	249
	Amalgamated Financial Corp.	13,999	248

		Shares	Market Value ($000)
	ACNB Corp.	7,537	245
	Waterstone Financial Inc.	16,159	244
	F&G Annuities & Life Inc.	13,447	244
*	California Bancorp	12,391	242
	First Community Bankshares Inc.	9,546	239
	Esquire Financial Holdings Inc.	6,049	236
*	Carter Bankshares Inc.	16,854	236
*	Blue Foundry Bancorp	24,582	234
	Capstar Financial Holdings Inc.	15,265	231
	Tiptree Inc. Class A	15,559	227
	NexPoint Diversified Real Estate Trust	21,800	226
	1st Source Corp.	5,123	221
	Independent Bank Corp. (Michigan)	12,460	221
*	LendingTree Inc.	8,224	219
	John Marshall Bancorp Inc.	10,000	216
	MVB Financial Corp.	10,421	215
	RBB Bancorp	13,800	214
	HomeStreet Inc.	11,588	208
	Metrocity Bankshares Inc.	12,006	205
	Northrim Bancorp Inc.	4,327	204
	American National Bankshares Inc.	6,302	200
	Granite Point Mortgage Trust Inc.	40,300	200
	Community Financial Corp.	5,921	196
	Mid Penn Bancorp Inc.	7,647	196
	Oppenheimer Holdings Inc. Class A	4,996	196
	GCM Grosvenor Inc. Class A	25,046	196
	Financial Institutions Inc.	10,038	194
	Shore Bancshares Inc.	13,514	193
	Donegal Group Inc. Class A	12,552	192
	Home Bancorp Inc.	5,803	192
	Central Valley Community Bancorp	9,286	191
	First Bancorp Inc.	7,333	190
	Enterprise Bancorp Inc.	6,024	189
	Peoples Financial Services Corp.	4,308	187
	FS Bancorp Inc.	6,138	184
	Farmers & Merchants Bancorp Inc.	7,584	184
	Guaranty Bancshares Inc.	6,616	184
	Northeast Bank	5,474	184
	Parke Bancorp Inc.	10,184	181
*	Star Holdings	10,381	181
	MainStreet Bancshares Inc.	7,643	180
*	Hippo Holdings Inc.	10,907	177
	Timberland Bancorp Inc.	6,506	176
	West Bancorp Inc.	9,617	176
	MidWestOne Financial Group Inc.	7,100	173
	Red River Bancshares Inc.	3,606	173
	Regional Management Corp.	6,593	172
[1]	Silvercrest Asset Management Group Inc. Class A	9,479	172
	Civista Bancshares Inc.	10,116	171
	Investors Title Co.	1,135	171
*	Skyward Specialty Insurance Group Inc.	7,802	171
	Five Star Bancorp	7,900	169
	LCNB Corp.	10,252	167
*	First Western Financial Inc.	8,300	164
	Unity Bancorp Inc.	7,156	163
*	Greenlight Capital Re Ltd. Class A	17,350	163
	Orange County Bancorp Inc.	3,619	159
	BayCom Corp.	9,050	155

		Shares	Market Value ($000)
	Evans Bancorp Inc.	4,577	154
	PCB Bancorp	10,610	154
	Southern States Bancshares Inc.	6,798	153
	Summit Financial Group Inc.	7,124	148
	Codorus Valley Bancorp Inc.	7,091	147
	Plumas Bancorp	4,330	147
	Sierra Bancorp	8,494	146
	AFC Gamma Inc.	12,000	146
	Blue Ridge Bankshares Inc.	14,200	145
*	FVCBankcorp Inc.	13,437	143
	Middlefield Banc Corp.	5,094	143
*	eHealth Inc.	14,951	140
*	Southern First Bancshares Inc.	4,512	139
*	Forge Global Holdings Inc.	79,468	139
[1]	Cherry Hill Mortgage Investment Corp.	24,565	136
	Capital Bancorp Inc.	8,094	135
	Ames National Corp.	6,500	135
*	Ponce Financial Group Inc.	17,183	135
	Crawford & Co. Class A	16,065	134
*	Third Coast Bancshares Inc.	8,500	134
	Sculptor Capital Management Inc. Class A	15,482	133
	South Plains Financial Inc.	6,236	133
	First Business Financial Services Inc.	4,314	132
	National Bankshares Inc.	4,164	131
	Seven Hills Realty Trust	12,900	129
	Primis Financial Corp.	13,308	128
*	Bridgewater Bancshares Inc.	11,567	125
	Fidelity D&D Bancorp Inc.	2,713	124
	Meridian Corp.	9,782	123
	Western New England Bancorp Inc.	14,848	122
	AG Mortgage Investment Trust Inc.	21,166	122
	ChoiceOne Financial Services Inc.	4,770	120
	Chicago Atlantic Real Estate Finance Inc.	8,900	120
	First Bank	11,738	119
	Greenhill & Co. Inc.	13,250	118
*,1	Citizens Inc. Class A	31,480	117
	Northeast Community Bancorp Inc.	8,905	117
*	Heritage Global Inc.	40,500	116
	BCB Bancorp Inc.	8,673	114
	Greene County Bancorp Inc.	5,012	114
	Hawthorn Bancshares Inc.	4,889	114
	Colony Bankcorp Inc.	11,200	114
	Princeton Bancorp Inc.	3,544	112
	Norwood Financial Corp.	3,727	110
*	SWK Holdings Corp.	6,100	109
*	Ocwen Financial Corp.	4,011	109
*	Guild Holdings Co. Class A	10,380	108
	Chemung Financial Corp.	2,549	106
	Great Ajax Corp.	15,903	105
*	Malvern Bancorp Inc.	6,840	104
	Orrstown Financial Services Inc.	5,232	104
	Partners Bancorp	13,200	103
	Old Point Financial Corp.	4,300	102
*	Velocity Financial Inc.	11,300	102
*	Finwise Bancorp	11,444	101
	Penns Woods Bancorp Inc.	4,312	100
	Provident Bancorp Inc.	14,580	100
	Salisbury Bancorp Inc.	4,115	99

		Shares	Market Value ($000)
	Hanover Bancorp Inc.	5,500	99
*	Arlington Asset Investment Corp. Class A	34,100	98
	First Financial Northwest Inc.	7,628	97
	BankFinancial Corp.	10,939	96
	First Community Corp.	4,821	96
	Limestone Bancorp Inc.	4,200	94
*	ECB Bancorp Inc.	6,780	94
*,1	Hagerty Inc. Class A	10,600	93
	CF Bankshares Inc.	4,700	92
	loanDepot Inc. Class A	57,100	92
	ESSA Bancorp Inc.	5,800	91
	First Internet Bancorp	5,320	89
	HMN Financial Inc.	4,600	89
	TC Bancshares Inc.	6,100	89
	Bayfirst Financial Corp.	5,700	89
*	Pioneer Bancorp Inc.	8,918	88
	First Northwest Bancorp	7,546	87
	Territorial Bancorp Inc.	4,529	87
*	Kingsway Financial Services Inc.	9,900	87
*	Trean Insurance Group Inc.	14,300	87
	C&F Financial Corp.	1,671	86
	Investar Holding Corp.	6,106	85
*	USCB Financial Holdings Inc.	8,587	85
	Heritage Insurance Holdings Inc.	27,200	84
	Summit State Bank	5,830	81
	Associated Capital Group Inc. Class A	2,140	79
	Riverview Bancorp Inc.	14,806	79
	William Penn Bancorp	7,000	79
[1]	First Guaranty Bancshares Inc.	4,784	75
*	Maiden Holdings Ltd.	35,700	75
*	Catalyst Bancorp Inc.	6,540	75
	OP Bancorp	8,347	74
*	Republic First Bancorp Inc.	54,003	73
[1]	Ellington Residential Mortgage REIT	9,773	71
	Sound Financial Bancorp Inc.	1,916	71
	Eagle Bancorp Montana Inc.	5,063	71
*	Oportun Financial Corp.	18,084	70
	Bankwell Financial Group Inc.	2,772	69
	FNCB Bancorp Inc.	11,184	69
*	Sterling Bancorp Inc.	12,013	68
*	1895 Bancorp of Wisconsin Inc.	8,460	68
*	NI Holdings Inc.	5,165	67
	Sachem Capital Corp.	17,836	66
[1]	Nexpoint Real Estate Finance Inc.	4,115	64
*,1	Bakkt Holdings Inc.	36,100	62
	Peoples Bancorp of North Carolina Inc.	1,927	61
	Lument Finance Trust Inc.	30,449	61
	Medallion Financial Corp.	7,764	60
*	Consumer Portfolio Services Inc.	5,489	59
*,1	GoHealth Inc. Class A	3,633	59
*	Doma Holdings Inc.	142,400	58
	Finward Bancorp	1,917	56
	Luther Burbank Corp.	5,847	55
*	ACRES Commercial Realty Corp.	5,440	53
	Western Asset Mortgage Capital Corp.	5,630	51
	First United Corp.	2,828	48
*	Security National Financial Corp. Class A	7,802	48
	Bank7 Corp.	1,874	46

		Shares	Market Value ($000)
	Provident Financial Holdings Inc.	3,235	44
	CB Financial Services Inc.	2,000	43
	Westwood Holdings Group Inc.	3,791	42
	First Savings Financial Group Inc.	2,109	34
	Richmond Mutual Bancorp Inc.	3,078	32
	Curo Group Holdings Corp.	17,313	30
*	Silvergate Capital Corp. Class A	17,550	28
	AmeriServ Financial Inc.	8,751	27
*	BM Technologies Inc.	7,778	27
	US Global Investors Inc. Class A	9,831	26
*,1	Root Inc. Class A	5,511	25
*	Great Elm Group Inc.	10,698	24
[1]	Angel Oak Mortgage REIT Inc.	3,309	24
*	Safeguard Scientifics Inc.	12,586	22
	Union Bankshares Inc.	804	18
[1]	Hennessy Advisors Inc.	2,219	17
*,1	Sunlight Financial Holdings Inc.	44,155	14
*	NeuroOne Medical Technologies Corp.	4,608	7
*	Nicholas Financial Inc.	983	6
	SB Financial Group Inc.	376	5
	Signature Bank	18,773	3
*	FG Financial Group Inc.	1,083	3
*	Broadway Financial Corp.	546	1
			3,138,282
Health Care (8.1%)
	UnitedHealth Group Inc.	693,690	327,831
	Johnson & Johnson	1,933,084	299,628
	Eli Lilly & Co.	635,008	218,074
	AbbVie Inc.	1,313,545	209,340
	Merck & Co. Inc.	1,881,945	200,220
	Pfizer Inc.	4,171,147	170,183
	Thermo Fisher Scientific Inc.	286,072	164,883
	Abbott Laboratories	1,289,980	130,623
	Danaher Corp.	486,701	122,668
	Bristol-Myers Squibb Co.	1,557,958	107,982
	Amgen Inc.	396,248	95,793
	Elevance Health Inc.	176,351	81,088
	Medtronic plc	987,919	79,646
	Gilead Sciences Inc.	925,442	76,784
	Stryker Corp.	253,109	72,255
*	Intuitive Surgical Inc.	260,197	66,473
*	Regeneron Pharmaceuticals Inc.	75,816	62,296
*	Vertex Pharmaceuticals Inc.	190,817	60,121
	Cigna Group	220,515	56,348
*	Boston Scientific Corp.	1,064,181	53,241
	Becton Dickinson & Co.	210,810	52,184
	Zoetis Inc. Class A	309,754	51,555
	Humana Inc.	92,824	45,062
	HCA Healthcare Inc.	154,179	40,654
*	Edwards Lifesciences Corp.	452,081	37,401
*	Moderna Inc.	242,497	37,243
*	Dexcom Inc.	287,052	33,350
*	IDEXX Laboratories Inc.	61,618	30,814
	Agilent Technologies Inc.	219,408	30,353
*	Biogen Inc.	107,390	29,858
*	IQVIA Holdings Inc.	137,871	27,421
*	Illumina Inc.	117,492	27,323
*	Centene Corp.	409,750	25,900

		Shares	Market Value ($000)
	ResMed Inc.	109,207	23,915
*	GE HealthCare Technologies Inc.	269,409	22,100
*	Seagen Inc.	104,161	21,089
	Zimmer Biomet Holdings Inc.	155,907	20,143
*	Veeva Systems Inc. Class A	104,628	19,230
	West Pharmaceutical Services Inc.	54,952	19,039
*	Horizon Therapeutics plc	169,563	18,506
*	Alnylam Pharmaceuticals Inc.	92,364	18,502
*	Align Technology Inc.	55,169	18,434
*	Insulet Corp.	51,659	16,477
	Baxter International Inc.	376,346	15,265
	Laboratory Corp. of America Holdings	65,681	15,069
*	Hologic Inc.	183,113	14,777
	Cardinal Health Inc.	191,307	14,444
	STERIS plc	73,942	14,144
	Cooper Cos. Inc.	36,763	13,726
*	BioMarin Pharmaceutical Inc.	137,822	13,402
	PerkinElmer Inc.	93,412	12,448
	Quest Diagnostics Inc.	82,637	11,691
*	Molina Healthcare Inc.	43,104	11,530
*	Incyte Corp.	140,835	10,178
	Royalty Pharma plc Class A	278,547	10,036
*	Avantor Inc.	473,600	10,012
*	Exact Sciences Corp.	131,748	8,934
	Teleflex Inc.	34,763	8,806
	Viatris Inc.	904,555	8,702
	Bio-Techne Corp.	116,908	8,673
*	Sarepta Therapeutics Inc.	61,839	8,523
*	Catalent Inc.	127,637	8,387
*	Henry Schein Inc.	97,744	7,970
*	United Therapeutics Corp.	34,390	7,702
*	Charles River Laboratories International Inc.	38,038	7,677
*	Bio-Rad Laboratories Inc. Class A	15,601	7,473
*	Penumbra Inc.	26,789	7,466
*	Neurocrine Biosciences Inc.	72,062	7,294
*	Repligen Corp.	39,280	6,613
*	Masimo Corp.	35,219	6,499
*	Jazz Pharmaceuticals plc	44,396	6,496
	DENTSPLY SIRONA Inc.	159,326	6,258
	Bruker Corp.	76,706	6,048
	Chemed Corp.	11,005	5,918
*	Shockwave Medical Inc.	26,635	5,775
	Universal Health Services Inc. Class B	44,953	5,714
*	Inspire Medical Systems Inc.	21,563	5,047
*	Envista Holdings Corp.	120,662	4,933
*	Acadia Healthcare Co. Inc.	67,994	4,913
*	Apellis Pharmaceuticals Inc.	72,691	4,795
*	Novocure Ltd.	78,476	4,720
*	Exelixis Inc.	240,728	4,673
*	Tenet Healthcare Corp.	76,487	4,545
	Organon & Co.	189,184	4,450
*	Natera Inc.	77,282	4,291
*	Lantheus Holdings Inc.	49,413	4,080
	Encompass Health Corp.	74,791	4,046
*	Karuna Therapeutics Inc.	21,947	3,986
*	Halozyme Therapeutics Inc.	100,464	3,837
*	Oak Street Health Inc.	98,603	3,814
*	Option Care Health Inc.	119,667	3,802

		Shares	Market Value ($000)
*	10X Genomics Inc. Class A	67,905	3,788
	Ensign Group Inc.	39,609	3,784
*	HealthEquity Inc.	63,026	3,700
*	Ionis Pharmaceuticals Inc.	101,427	3,625
	Perrigo Co. plc	100,709	3,612
*	agilon health Inc.	152,041	3,611
*	Intra-Cellular Therapies Inc.	63,784	3,454
*	Alkermes plc	121,458	3,424
*	Elanco Animal Health Inc.	351,405	3,303
*	Medpace Holdings Inc.	17,475	3,286
*	Globus Medical Inc. Class A	57,983	3,284
*	QuidelOrtho Corp.	36,702	3,270
*	Merit Medical Systems Inc.	42,263	3,125
*	Haemonetics Corp.	37,419	3,096
*	DaVita Inc.	36,393	2,952
	Premier Inc. Class A	89,891	2,910
*	Integra LifeSciences Holdings Corp.	50,664	2,909
*	Teladoc Health Inc.	110,442	2,860
*	Prometheus Biosciences Inc.	26,415	2,835
*	ICU Medical Inc.	17,003	2,805
*	Syneos Health Inc.	77,308	2,754
*	Neogen Corp.	146,928	2,721
*	PTC Therapeutics Inc.	55,836	2,705
*	Madrigal Pharmaceuticals Inc.	10,830	2,624
*	Doximity Inc. Class A	79,959	2,589
*	iRhythm Technologies Inc.	20,827	2,583
*	IVERIC bio Inc.	102,213	2,487
*	Cytokinetics Inc.	66,853	2,353
	CONMED Corp.	22,493	2,336
*	Azenta Inc.	51,886	2,315
*	Intellia Therapeutics Inc.	61,738	2,301
*	Amicus Therapeutics Inc.	206,443	2,289
*	Prestige Consumer Healthcare Inc.	36,399	2,280
*	STAAR Surgical Co.	34,970	2,236
*	Evolent Health Inc. Class A	68,299	2,216
*	Certara Inc.	83,716	2,018
*	Revance Therapeutics Inc.	62,192	2,003
*	Ultragenyx Pharmaceutical Inc.	49,684	1,992
*	Omnicell Inc.	33,920	1,990
*	Enovis Corp.	37,183	1,989
*	Axonics Inc.	36,439	1,988
*	Arrowhead Pharmaceuticals Inc.	77,944	1,980
	Select Medical Holdings Corp.	76,045	1,966
*	Tandem Diabetes Care Inc.	48,374	1,964
*	Blueprint Medicines Corp.	43,571	1,960
*	Inari Medical Inc.	31,534	1,947
*	Pacific Biosciences of California Inc.	164,275	1,902
*	Integer Holdings Corp.	24,469	1,896
*	Vaxcyte Inc.	50,332	1,886
*	Reata Pharmaceuticals Inc. Class A	20,233	1,840
*	Surgery Partners Inc.	52,757	1,819
*	Denali Therapeutics Inc.	77,572	1,787
*	Insmed Inc.	102,706	1,751
*	Amedisys Inc.	23,776	1,749
*	Progyny Inc.	54,412	1,748
*	TransMedics Group Inc.	22,931	1,737
*	Glaukos Corp.	34,543	1,731
*	ACADIA Pharmaceuticals Inc.	91,565	1,723

		Shares	Market Value ($000)
*	Vir Biotechnology Inc.	73,906	1,720
	Patterson Cos. Inc.	63,360	1,696
*	Guardant Health Inc.	71,079	1,666
*	Sage Therapeutics Inc.	39,348	1,651
*	REVOLUTION Medicines Inc.	73,241	1,586
*	NuVasive Inc.	38,001	1,570
*	Axsome Therapeutics Inc.	25,206	1,555
*	Beam Therapeutics Inc.	50,511	1,547
*	NeoGenomics Inc.	87,102	1,516
*	TG Therapeutics Inc.	98,767	1,485
*,1	Corcept Therapeutics Inc.	67,403	1,460
*	Mirati Therapeutics Inc.	38,568	1,434
*	Relay Therapeutics Inc.	86,445	1,424
*	Supernus Pharmaceuticals Inc.	38,297	1,388
*	Bridgebio Pharma Inc.	82,622	1,370
*	AtriCure Inc.	32,970	1,367
*	Pacira BioSciences Inc.	33,454	1,365
*	Provention Bio Inc.	56,133	1,353
*	Myriad Genetics Inc.	57,956	1,346
*	Krystal Biotech Inc.	16,747	1,341
*	Celldex Therapeutics Inc.	36,000	1,295
*	Sotera Health Co.	72,231	1,294
*,1	Ginkgo Bioworks Holdings Inc. Class A	946,586	1,259
*	Catalyst Pharmaceuticals Inc.	75,000	1,244
*	Addus HomeCare Corp.	11,566	1,235
	Embecta Corp.	43,642	1,227
*	Xencor Inc.	43,673	1,218
*	Travere Therapeutics Inc.	54,050	1,216
*	FibroGen Inc.	65,127	1,215
*	CorVel Corp.	6,385	1,215
*	Akero Therapeutics Inc.	31,517	1,206
*	Privia Health Group Inc.	43,538	1,202
*	Maravai LifeSciences Holdings Inc. Class A	85,735	1,201
*	Amylyx Pharmaceuticals Inc.	40,632	1,192
*	Veracyte Inc.	53,419	1,191
*	Apollo Medical Holdings Inc.	32,597	1,189
*	BioCryst Pharmaceuticals Inc.	140,809	1,174
*	Cerevel Therapeutics Holdings Inc.	48,100	1,173
*	Phreesia Inc.	36,022	1,163
*	R1 RCM Inc.	75,702	1,136
*	Silk Road Medical Inc.	27,451	1,074
*	Viking Therapeutics Inc.	63,875	1,064
*	Vericel Corp.	36,244	1,063
*	Ironwood Pharmaceuticals Inc. Class A	100,920	1,062
*	Amphastar Pharmaceuticals Inc.	27,177	1,019
*	Avanos Medical Inc.	34,214	1,018
*	Syndax Pharmaceuticals Inc.	48,187	1,018
*	Chinook Therapeutics Inc.	42,644	987
	US Physical Therapy Inc.	9,960	975
*	Pliant Therapeutics Inc.	36,322	966
*	Agios Pharmaceuticals Inc.	41,488	953
*	Nevro Corp.	26,322	952
*	Dynavax Technologies Corp.	94,261	925
*	Ventyx Biosciences Inc.	27,528	922
*	Arvinas Inc.	33,294	910
*	RadNet Inc.	36,356	910
*	SpringWorks Therapeutics Inc.	35,106	904
*	Kymera Therapeutics Inc.	29,179	865

		Shares	Market Value ($000)
*	Ligand Pharmaceuticals Inc.	11,752	864
*	Morphic Holding Inc.	22,700	854
*	Adaptive Biotechnologies Corp.	95,724	845
*	Hims & Hers Health Inc.	84,100	834
*	Pediatrix Medical Group Inc.	55,346	825
*	ModivCare Inc.	9,812	825
*	Avid Bioservices Inc.	43,517	816
*	Harmony Biosciences Holdings Inc.	24,870	812
	Healthcare Services Group Inc.	58,412	810
*	Treace Medical Concepts Inc.	31,640	797
	LeMaitre Vascular Inc.	15,395	792
*	Heska Corp.	8,036	784
*	Owens & Minor Inc.	53,373	777
*	Protagonist Therapeutics Inc.	33,765	777
*	MannKind Corp.	181,020	742
*	PROCEPT BioRobotics Corp.	25,518	725
*	Rhythm Pharmaceuticals Inc.	40,461	722
*	Rocket Pharmaceuticals Inc.	41,980	719
*	Geron Corp.	330,953	718
*	DICE Therapeutics Inc.	24,873	713
*	Viridian Therapeutics Inc.	27,741	706
*,1	Ardelyx Inc.	146,000	699
*	Avidity Biosciences Inc.	45,515	699
*,1	Cassava Sciences Inc.	28,700	692
	Atrion Corp.	1,096	688
*	Arcus Biosciences Inc.	37,550	685
*	UFP Technologies Inc.	5,136	667
*	89bio Inc.	43,664	665
*	AdaptHealth Corp. Class A	53,335	663
*	Deciphera Pharmaceuticals Inc.	42,310	654
*	Accolade Inc.	45,110	649
*	BioLife Solutions Inc.	29,559	643
*	Keros Therapeutics Inc.	15,069	643
*	Alphatec Holdings Inc.	41,167	642
*	NextGen Healthcare Inc.	36,898	642
*	ImmunoGen Inc.	166,161	638
*	Outset Medical Inc.	34,549	636
*	Warby Parker Inc. Class A	59,524	630
*	Cymabay Therapeutics Inc.	71,702	625
*	Kura Oncology Inc.	50,715	620
*	Arcellx Inc.	19,584	603
	National HealthCare Corp.	10,338	600
*	Replimune Group Inc.	33,343	589
*	Enanta Pharmaceuticals Inc.	14,469	585
*	Collegium Pharmaceutical Inc.	24,298	583
*	Twist Bioscience Corp.	38,555	581
*	Recursion Pharmaceuticals Inc. Class A	86,532	577
*	Immunovant Inc.	37,100	575
*	Iovance Biotherapeutics Inc.	93,947	574
	National Research Corp.	13,198	574
*	Innoviva Inc.	49,615	558
*	Crinetics Pharmaceuticals Inc.	34,649	556
*,1	Biomea Fusion Inc.	17,900	555
*	Nuvalent Inc. Class A	21,066	550
*	EQRx Inc.	283,200	549
*	REGENXBIO Inc.	28,991	548
*	Enhabit Inc.	39,395	548
*	Cardiovascular Systems Inc.	27,505	546

		Shares	Market Value ($000)
*	Varex Imaging Corp.	29,662	540
*	HealthStream Inc.	19,291	523
*	Zentalis Pharmaceuticals Inc.	30,301	521
*	DocGo Inc.	60,100	520
*	ADMA Biologics Inc.	156,471	518
*	OrthoPediatrics Corp.	11,689	518
*	SI-BONE Inc.	26,195	515
*	Cytek Biosciences Inc.	55,518	510
*	Theravance Biopharma Inc.	46,501	505
*	Health Catalyst Inc.	42,173	492
*	Harrow Health Inc.	23,157	490
*	Cogent Biosciences Inc.	44,653	482
*,1	Anavex Life Sciences Corp.	55,577	476
*	LifeStance Health Group Inc.	63,584	472
*	Fulgent Genetics Inc.	15,018	469
*	Mirum Pharmaceuticals Inc.	19,537	469
*,1	Point Biopharma Global Inc.	63,922	465
*	ViewRay Inc.	134,216	464
*	Verve Therapeutics Inc.	32,020	462
*	Arcturus Therapeutics Holdings Inc.	19,143	459
*	23andMe Holding Co. Class A	201,100	459
*,1	ProKidney Corp. Class A	40,200	455
*	Community Health Systems Inc.	92,456	453
*	Ideaya Biosciences Inc.	32,978	453
*	OPKO Health Inc.	308,361	450
*	Orthofix Medical Inc.	26,885	450
*	Day One Biopharmaceuticals Inc.	33,661	450
*,1	Novavax Inc.	64,400	446
*	Paragon 28 Inc.	25,752	440
*	Aldeyra Therapeutics Inc.	43,700	434
*	Brookdale Senior Living Inc.	146,031	431
*	Inhibrx Inc.	22,765	430
*	4D Molecular Therapeutics Inc.	24,826	427
*	Artivion Inc.	32,432	425
*	Coherus Biosciences Inc.	60,235	412
*	Alignment Healthcare Inc.	64,789	412
*	RAPT Therapeutics Inc.	21,985	403
*	American Well Corp. Class A	170,727	403
*	Castle Biosciences Inc.	17,567	399
*	Seres Therapeutics Inc.	69,975	397
*	Editas Medicine Inc. Class A	54,137	392
*	Arcutis Biotherapeutics Inc.	35,006	385
*	Zymeworks Inc.	42,300	382
*	Emergent BioSolutions Inc.	35,612	369
*	Fate Therapeutics Inc.	63,965	365
*	Aclaris Therapeutics Inc.	44,964	364
*	CTI BioPharma Corp.	86,776	364
*	Agiliti Inc.	22,416	358
*	NanoString Technologies Inc.	35,956	356
*	ANI Pharmaceuticals Inc.	8,894	353
*	Karyopharm Therapeutics Inc.	90,538	352
*	GoodRx Holdings Inc. Class A	56,002	350
*	2seventy bio Inc.	34,344	350
*	Intercept Pharmaceuticals Inc.	25,300	340
*	CareDx Inc.	36,859	337
*	MacroGenics Inc.	46,700	335
*	Alector Inc.	53,847	333
*,1	MaxCyte Inc.	66,640	330

		Shares	Market Value ($000)
*,1	Arbutus Biopharma Corp.	107,845	327
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $465)	44,359	327
*	AngioDynamics Inc.	31,392	325
*	Cerus Corp.	109,208	324
*	Ocular Therapeutix Inc.	58,771	310
*	Apollo Endosurgery Inc.	30,515	303
*	Pennant Group Inc.	21,097	301
*	MiMedx Group Inc.	87,600	299
*,1	Sharecare Inc.	207,400	295
*	Cutera Inc.	12,390	293
	Utah Medical Products Inc.	3,090	293
*	Agenus Inc.	190,617	290
*	Computer Programs & Systems Inc.	9,434	285
*	Vanda Pharmaceuticals Inc.	41,986	285
*	Surmodics Inc.	12,342	281
*	Dyne Therapeutics Inc.	24,345	280
*,1	Entrada Therapeutics Inc.	19,307	280
*	OraSure Technologies Inc.	45,774	277
*	Quanterix Corp.	24,560	277
*	AnaptysBio Inc.	12,700	276
*	Axogen Inc.	29,257	276
*	Anika Therapeutics Inc.	9,542	274
*	Multiplan Corp.	257,400	273
*	Tarsus Pharmaceuticals Inc.	21,370	269
*	Astria Therapeutics Inc.	20,200	269
*	Eagle Pharmaceuticals Inc.	9,445	268
*	Tactile Systems Technology Inc.	16,140	265
*	Nurix Therapeutics Inc.	29,820	265
*	Avita Medical Inc.	18,756	262
*,1	Bioxcel Therapeutics Inc.	13,911	260
*	Marinus Pharmaceuticals Inc.	37,350	258
*	Mersana Therapeutics Inc.	62,604	257
*	RxSight Inc.	15,417	257
*	PetIQ Inc. Class A	21,893	250
*,1	Lyell Immunopharma Inc.	105,726	250
*	Bluebird Bio Inc.	78,000	248
*	Liquidia Corp.	35,629	246
*,1	Bionano Genomics Inc.	222,000	246
*	Pulmonx Corp.	21,458	240
*	Terns Pharmaceuticals Inc.	20,013	237
*	OmniAb Inc.	64,445	237
*,1	Allogene Therapeutics Inc.	47,833	236
	iRadimed Corp.	5,991	236
	Phibro Animal Health Corp. Class A	15,356	235
*	Allakos Inc.	52,074	232
*,1	Senseonics Holdings Inc.	324,200	230
*	Cullinan Oncology Inc.	22,492	230
*,1	Omeros Corp.	49,283	229
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	229
*,1	Sana Biotechnology Inc.	69,018	226
*	Assertio Holdings Inc.	35,500	226
*	Inogen Inc.	17,882	223
*	Monte Rosa Therapeutics Inc.	28,328	221
*	iTeos Therapeutics Inc.	16,182	220
*,1	Invitae Corp.	162,468	219
*	SomaLogic Inc.	85,614	218
*	Evolus Inc.	25,400	215
*,1	Tango Therapeutics Inc.	53,400	211

		Shares	Market Value ($000)
*	Edgewise Therapeutics Inc.	30,691	205
*	Viemed Healthcare Inc.	20,899	202
*,1	Tyra Biosciences Inc.	12,400	199
*	Immuneering Corp. Class A	20,162	196
*	Clover Health Investments Corp. Class A	230,600	195
*	Scholar Rock Holding Corp.	24,294	194
*,1	Lineage Cell Therapeutics Inc.	128,266	192
*	Codexis Inc.	46,017	191
*,1	908 Devices Inc.	22,158	191
*	ARS Pharmaceuticals Inc.	29,000	189
*	Atara Biotherapeutics Inc.	64,886	188
*	NGM Biopharmaceuticals Inc.	44,858	183
*	Accuray Inc.	61,258	182
*	Actinium Pharmaceuticals Inc.	19,281	182
*	KalVista Pharmaceuticals Inc.	23,051	181
*	PMV Pharmaceuticals Inc.	37,924	181
*,1	Aerovate Therapeutics Inc.	8,963	181
*	Erasca Inc.	59,061	178
*	Lexicon Pharmaceuticals Inc.	70,832	172
*,1	Alpine Immune Sciences Inc.	22,030	170
*	OptimizeRx Corp.	11,439	167
*,1	scPharmaceuticals Inc.	18,200	165
*	Cara Therapeutics Inc.	33,414	164
*	Joint Corp.	9,539	161
*	Voyager Therapeutics Inc.	20,900	161
*	Kinnate Biopharma Inc.	25,767	161
*,1	Zomedica Corp.	759,400	161
*	Nuvation Bio Inc.	96,553	160
*,1	Vera Therapeutics Inc. Class A	20,452	159
*	Rigel Pharmaceuticals Inc.	119,340	158
	SIGA Technologies Inc.	27,490	158
*	Atea Pharmaceuticals Inc.	46,519	156
*,1	Butterfly Network Inc.	83,143	156
*,1	Cabaletta Bio Inc.	18,792	155
*	Sight Sciences Inc.	17,683	155
*	Kodiak Sciences Inc.	24,897	154
*	Sangamo Therapeutics Inc.	87,322	154
*	Perspective Therapeutics Inc.	240,452	153
*	Caribou Biosciences Inc.	28,884	153
*	Omega Therapeutics Inc.	25,050	151
*	Galera Therapeutics Inc.	58,500	150
*	Altimmune Inc.	35,370	149
*	Tela Bio Inc.	13,582	145
*,1	Zynex Inc.	12,104	145
*	Adicet Bio Inc.	25,167	145
*,1	Inovio Pharmaceuticals Inc.	175,516	144
*	Savara Inc.	73,243	143
*,1	CareMax Inc.	53,555	143
*	Akoya Biosciences Inc.	17,202	141
*,1	Quantum-Si Inc.	80,152	141
*	Sutro Biopharma Inc.	30,272	140
*	ORIC Pharmaceuticals Inc.	24,507	140
*,1	Disc Medicine Inc.	6,600	140
*	Seer Inc. Class A	36,017	139
*	Prelude Therapeutics Inc.	24,238	138
*,1	Achieve Life Sciences Inc.	20,200	137
*	InfuSystem Holdings Inc.	17,567	136
*	Annexon Inc.	35,304	136

		Shares	Market Value ($000)
*,1	Vor BioPharma Inc.	24,842	134
*,1	Asensus Surgical Inc. Class A	202,501	133
*	Sanara Medtech Inc.	3,200	132
*	Nautilus Biotechnology Inc. Class A	47,800	132
*	Enzo Biochem Inc.	53,422	130
*	Y-mAbs Therapeutics Inc.	25,975	130
*	Xeris Biopharma Holdings Inc.	79,815	130
*,1	Ocugen Inc.	150,100	128
*	Aura Biosciences Inc.	13,713	127
*	Compass Therapeutics Inc.	38,900	127
*	Selecta Biosciences Inc.	90,109	125
*,1	ImmunityBio Inc.	68,635	125
*,1	Citius Pharmaceuticals Inc.	106,287	124
*	Eyenovia Inc.	35,000	124
*	Stoke Therapeutics Inc.	14,884	124
*,1	Outlook Therapeutics Inc.	111,564	122
*	GeneDx Holdings Corp. Class A	333,491	122
*	Icosavax Inc.	20,890	121
*	CytoSorbents Corp.	35,641	120
*	Fulcrum Therapeutics Inc.	42,012	120
*	Cue Health Inc.	66,007	120
*	Heron Therapeutics Inc.	78,614	119
*	Kezar Life Sciences Inc.	37,867	119
*	PDS Biotechnology Corp.	19,304	119
*	Zimvie Inc.	16,330	118
*	AN2 Therapeutics Inc.	11,822	117
*	Generation Bio Co.	26,818	115
*	Amneal Pharmaceuticals Inc.	81,700	114
*	HilleVax Inc.	6,835	113
*	Merrimack Pharmaceuticals Inc.	9,104	112
*	Gritstone bio Inc.	39,937	111
*	IGM Biosciences Inc.	8,083	111
*	Optinose Inc.	57,600	111
*	Ovid therapeutics Inc.	43,087	111
*,1	Rallybio Corp.	19,513	111
*	Theseus Pharmaceuticals Inc.	12,548	111
*	Tabula Rasa HealthCare Inc.	19,595	110
*	Verrica Pharmaceuticals Inc.	16,816	109
*	Organogenesis Holdings Inc. Class A	51,218	109
*	Esperion Therapeutics Inc.	68,175	108
*	Harvard Bioscience Inc.	25,649	108
*	Greenwich Lifesciences Inc.	7,800	108
*	Sonendo Inc.	54,100	108
*	Fortress Biotech Inc.	130,700	107
*,1	X4 Pharmaceuticals Inc.	122,908	107
*,1	Zevra Therapeutics Inc.	19,400	107
*	Cano Health Inc.	117,504	107
*	Nektar Therapeutics Class A	151,005	106
*,1	Aravive Inc.	53,200	106
*	Beyond Air Inc.	15,642	106
*	Standard BioTools Inc.	54,000	105
*,1	Jasper Therapeutics Inc.	57,934	105
*	ClearPoint Neuro Inc.	12,373	104
*,1	Vaxxinity Inc. Class A	45,915	104
*	KORU Medical Systems Inc.	24,374	103
*	Janux Therapeutics Inc.	8,474	103
*,1	Phathom Pharmaceuticals Inc.	14,260	102
*	Ocuphire Pharma Inc.	27,073	102

		Shares	Market Value ($000)
*	Vicarious Surgical Inc. Class A	44,962	102
*	PepGen Inc.	8,311	102
*	Adverum Biotechnologies Inc.	140,100	101
*	Poseida Therapeutics Inc. Class A	32,859	101
*	C4 Therapeutics Inc.	31,822	100
*	Precigen Inc.	93,207	99
*,2	PDL BioPharma Inc.	78,003	98
*	Sera Prognostics Inc. Class A	25,500	98
*	XOMA Corp.	4,561	96
*	Aadi Bioscience Inc.	13,200	96
*	FONAR Corp.	5,825	94
*,1	Paratek Pharmaceuticals Inc.	36,785	93
*	Innovage Holding Corp.	11,700	93
*	Olema Pharmaceuticals Inc.	26,604	92
*,1	Rani Therapeutics Holdings Inc. Class A	17,809	92
*	Cue Biopharma Inc.	25,288	90
*	Allovir Inc.	22,947	90
*	Inozyme Pharma Inc.	15,730	90
*,1	Prime Medicine Inc.	7,342	90
*	Spectrum Pharmaceuticals Inc.	118,300	89
*	G1 Therapeutics Inc.	32,793	88
*	Gossamer Bio Inc.	69,585	88
*	Talkspace Inc.	127,138	88
*	Tenaya Therapeutics Inc.	30,884	88
*	Puma Biotechnology Inc.	28,100	87
*,1	Design Therapeutics Inc.	15,079	87
*	Larimar Therapeutics Inc.	18,649	84
*	CorMedix Inc.	19,865	82
*	Rain Oncology Inc.	9,414	82
*	Durect Corp.	18,079	82
*	aTyr Pharma Inc.	38,420	81
*,1	Celcuity Inc.	7,727	79
*	Humacyte Inc.	25,479	79
*	Vigil Neuroscience Inc.	8,064	79
*	Acrivon Therapeutics Inc.	6,200	79
*	Electromed Inc.	7,476	78
*	Matinas BioPharma Holdings Inc.	164,758	77
*,1	Alaunos Therapeutics Inc.	122,715	77
*	Acumen Pharmaceuticals Inc.	18,900	77
*	Precision BioSciences Inc.	99,100	75
*,1	Cidara Therapeutics Inc.	59,329	75
*,1	BrainStorm Cell Therapeutics Inc.	22,317	74
*,1	CEL - SCI Corp.	31,842	74
*	ChromaDex Corp.	47,403	73
*	Shattuck Labs Inc.	24,751	73
*	Chimerix Inc.	57,135	72
*	Atossa Therapeutics Inc.	98,096	71
*	Absci Corp.	40,420	71
*	CytomX Therapeutics Inc.	46,219	70
*	Stereotaxis Inc.	34,516	70
*,1	DermTech Inc.	19,000	70
*	Invivyd Inc.	58,006	70
*	GlycoMimetics Inc.	54,900	69
*	Nkarta Inc.	19,414	69
*	Assembly Biosciences Inc.	80,800	68
*	Capricor Therapeutics Inc.	16,000	68
*,1	Akebia Therapeutics Inc.	119,228	67
*,1	Vaxart Inc.	88,300	67

		Shares	Market Value ($000)
*	Athira Pharma Inc.	26,677	67
*	Mallinckrodt plc	8,900	65
*,1	EyePoint Pharmaceuticals Inc.	21,612	64
*,1	Inotiv Inc.	14,694	64
*	Semler Scientific Inc.	2,400	64
*	Personalis Inc.	22,769	63
*,1	Annovis Bio Inc.	4,100	63
*	Foghorn Therapeutics Inc.	10,206	63
*	Forian Inc.	16,600	63
*	Apyx Medical Corp.	21,359	62
*	Societal CDMO Inc.	52,074	62
*	Ikena Oncology Inc.	18,053	62
*,1	Enliven Therapeutics Inc.	2,831	62
*	Third Harmonic Bio Inc.	14,820	61
*	BioAtla Inc.	22,308	60
*	CVRx Inc.	6,424	60
*	ALX Oncology Holdings Inc.	13,029	59
*	Galectin Therapeutics Inc.	26,902	57
*	Neuronetics Inc.	19,481	57
*	Immunome Inc.	11,471	57
*	Anixa Biosciences Inc.	12,599	54
*,1	Eton Pharmaceuticals Inc.	13,900	54
*	Verastem Inc.	123,360	51
*,1	Seelos Therapeutics Inc.	73,332	51
*	Dare Bioscience Inc.	47,270	49
*,1	Genprex Inc.	54,200	49
*	Decibel Therapeutics Inc.	15,840	48
*	Viracta Therapeutics Inc.	29,734	47
*	Jounce Therapeutics Inc.	24,864	46
*	Relmada Therapeutics Inc.	20,489	46
*	Hepion Pharmaceuticals Inc.	59,700	46
*	SCYNEXIS Inc.	15,090	45
*	Kronos Bio Inc.	30,839	45
*,1	MyMD Pharmaceuticals Inc.	25,990	45
*,1	Talaris Therapeutics Inc.	24,089	45
*	PhenomeX Inc.	37,687	44
*,1	Bright Health Group Inc.	199,923	44
*,1,2	Tobira Therapeutics Inc. CVR	9,469	43
*	Sensus Healthcare Inc.	8,033	42
*	Cardiff Oncology Inc.	24,797	41
*,1	Biote Corp. Class A	6,610	41
*	XBiotech Inc.	11,679	40
*	Elevation Oncology Inc.	21,141	40
*	Curis Inc.	66,098	39
*,1	SmileDirectClub Inc. Class A	90,900	39
*,1	Summit Therapeutics Inc.	22,409	39
*,1	Orgenesis Inc.	32,261	38
*	DiaMedica Therapeutics Inc.	24,554	38
*,1	Accelerate Diagnostics Inc.	53,242	37
*	Passage Bio Inc.	38,001	36
*	Clearside Biomedical Inc.	33,500	35
*	Trevi Therapeutics Inc.	18,542	34
*,1	P3 Health Partners Inc.	31,700	34
*,1	Celularity Inc. Class A	54,700	34
*	Co-Diagnostics Inc.	22,573	33
*	Dyadic International Inc.	17,910	32
*,1	Inmune Bio Inc.	5,000	32
*	Singular Genomics Systems Inc.	26,684	32

		Shares	Market Value ($000)
*,1	Biodesix Inc.	15,913	30
*,1	Aveanna Healthcare Holdings Inc.	28,788	30
*	Sensei Biotherapeutics Inc.	19,290	29
*,1	Bright Green Corp.	30,400	29
*,1	Spero Therapeutics Inc.	19,238	28
*,1	BioSig Technologies Inc.	23,402	27
*	Synlogic Inc.	42,408	27
*	Retractable Technologies Inc.	15,700	27
*,1	Clene Inc.	23,900	27
*	Instil Bio Inc.	41,166	27
*	Century Therapeutics Inc.	7,713	27
*	Graphite Bio Inc.	11,215	27
*	Oncology Institute Inc.	39,500	27
*	Tracon Pharmaceuticals Inc.	13,800	26
*	Palatin Technologies Inc.	9,547	26
*,1	Pulse Biosciences Inc.	7,474	25
*	Satsuma Pharmaceuticals Inc.	35,300	25
*	Oncternal Therapeutics Inc.	32,400	25
*	NightHawk Biosciences Inc.	28,727	25
*,1	Bioventus Inc. Class A	23,179	25
*	Taysha Gene Therapies Inc.	29,618	24
*,1	Reviva Pharmaceuticals Holdings Inc.	5,640	24
*	Alpha Teknova Inc.	8,236	24
*	Miromatrix Medical Inc.	14,100	24
*,1	Checkpoint Therapeutics Inc.	10,582	24
*,1	Mineralys Therapeutics Inc.	1,523	24
*	Oncocyte Corp.	63,657	23
*,1	iCAD Inc.	18,133	22
*	Delcath Systems Inc.	3,900	22
*	ATI Physical Therapy Inc.	85,900	22
*	Exagen Inc.	8,667	21
*,1	MEI Pharma Inc.	93,726	21
*,1	PAVmed Inc.	56,600	21
*,1	SELLAS Life Sciences Group Inc.	14,905	21
*	Harpoon Therapeutics Inc.	27,100	20
*	Immunic Inc.	13,600	20
*	Praxis Precision Medicines Inc.	24,467	20
*,1	TherapeuticsMD Inc.	5,268	20
[1]	Carisma Therapeutics Inc.	6,402	20
*	Corvus Pharmaceuticals Inc.	20,935	19
*	IRIDEX Corp.	8,974	19
*,1	Magenta Therapeutics Inc.	24,259	19
*	VistaGen Therapeutics Inc.	151,563	19
*	Aligos Therapeutics Inc.	21,969	19
*	Science 37 Holdings Inc.	68,300	19
*	Cumberland Pharmaceuticals Inc.	9,187	18
*	Eiger BioPharmaceuticals Inc.	19,995	18
*,1	Aspira Women's Health Inc.	49,767	18
*	Lantern Pharma Inc.	3,734	18
*	LENSAR Inc.	7,146	18
*	Surface Oncology Inc.	24,474	17
*	Geron Corp. Warrants Exp. 12/31/25	39,917	17
*	ElectroCore Inc.	3,168	17
*	Sorrento Therapeutics Inc.	43,561	16
*	Zynerba Pharmaceuticals Inc.	37,481	16
*	Rezolute Inc.	8,500	16
*	Angion Biomedica Corp.	25,035	15
*	iBio Inc.	6,988	15

		Shares	Market Value ($000)
*	UNITY Biotechnology Inc.	9,250	15
	Psychemedics Corp.	2,717	14
*	Rapid Micro Biosystems Inc. Class A	10,406	14
*	Syros Pharmaceuticals Inc.	5,192	14
*,2	Imara Inc. CVR	11,325	14
*,1	Hookipa Pharma Inc.	18,030	13
*	Infinity Pharmaceuticals Inc.	80,200	13
*,1	Adamis Pharmaceuticals Corp.	109,800	13
*,1	Lannett Co. Inc.	7,549	13
*,1	Molecular Templates Inc.	31,960	12
*	SQZ Biotechnologies Co.	21,128	12
*,1	NRX Pharmaceuticals Inc.	18,200	12
*	9 Meters Biopharma Inc.	8,477	12
*	Lipocine Inc.	34,514	11
*	Imunon Inc.	9,191	11
*	Aeglea BioTherapeutics Inc.	33,281	10
*	Cyclerion Therapeutics Inc.	23,450	10
*,1	Vapotherm Inc.	14,711	10
*,1	Axcella Health Inc.	18,254	9
*	Strata Skin Sciences Inc.	8,329	9
*	GT Biopharma Inc.	16,775	9
*,1	Impel Pharmaceuticals Inc.	6,194	9
*	Aziyo Biologics Inc. Class A	5,000	8
*	Finch Therapeutics Group Inc.	21,220	8
*,1	Inhibikase Therapeutics Inc.	11,895	8
*	Thorne HealthTech Inc.	1,688	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*,1	Conformis Inc.	5,166	8
*,1	Sientra Inc.	5,000	8
*,1	NexImmune Inc.	17,304	7
*	Longboard Pharmaceuticals Inc.	1,894	7
*,1	Athersys Inc.	6,081	7
*	Avalo Therapeutics Inc.	4,279	7
*	Equillium Inc.	7,975	6
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Venus Concept Inc.	27,622	6
*	Forte Biosciences Inc.	6,200	6
*	Eliem Therapeutics Inc.	2,237	6
*	Athenex Inc.	4,367	6
*	Applied Molecular Transport Inc.	16,784	5
*	Cellectar Biosciences Inc.	3,510	5
*	Biora Therapeutics Inc.	1,975	5
*	Alimera Sciences Inc.	2,158	4
*	Aptinyx Inc. Class A	35,501	4
*	Evelo Biosciences Inc.	22,014	4
*	TFF Pharmaceuticals Inc.	5,786	4
*	Neoleukin Therapeutics Inc.	5,484	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Codiak Biosciences Inc.	18,019	3
*,1	AcelRx Pharmaceuticals Inc.	4,637	3
*,1	NantHealth Inc.	1,346	3
*,1	Cyclo Therapeutics Inc.	2,677	2
*	Vivos Therapeutics Inc.	5,061	2
*	Trevena Inc.	2,410	2
*,2	Catalyst Biosciences Inc. CVR	23,975	2
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*,2	Aduro Biotech Inc. CVR	6,844	1

		Shares	Market Value ($000)
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	Marker Therapeutics Inc.	820	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,1	Leap Therapeutics Inc.	400	—
*,2	Biosante Pharmaceuticals Inc. CVR	14,250	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*	Oncorus Inc.	885	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
*	Athenex Inc. Warrants Exp. 8/15/27	13,166	—
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
*,1,2	Sesen Bio Inc. CVR	128,046	—
*,2	Soligenix Inc.	6	—
			4,023,875
Industrials (8.0%)
	Visa Inc. Class A	1,206,560	272,031
	Mastercard Inc. Class A	631,719	229,573
	Accenture plc Class A	467,573	133,637
	Raytheon Technologies Corp.	1,087,439	106,493
	United Parcel Service Inc. Class B	538,062	104,379
	Honeywell International Inc.	496,177	94,829
*	Boeing Co.	444,211	94,364
	Union Pacific Corp.	454,432	91,459
	Lockheed Martin Corp.	189,500	89,582
	Caterpillar Inc.	383,210	87,694
	Deere & Co.	197,969	81,737
	General Electric Co.	809,029	77,343
	Automatic Data Processing Inc.	307,867	68,540
	American Express Co.	414,221	68,326
*	PayPal Holdings Inc.	840,197	63,805
	Eaton Corp. plc	295,387	50,612
	Illinois Tool Works Inc.	203,347	49,505
*	Fiserv Inc.	419,746	47,444
	Northrop Grumman Corp.	102,300	47,234
	CSX Corp.	1,532,256	45,876
	3M Co.	408,997	42,990
	General Dynamics Corp.	183,330	41,838
	Sherwin-Williams Co.	172,826	38,846
	FedEx Corp.	168,790	38,567
	Emerson Electric Co.	424,274	36,971
	Norfolk Southern Corp.	169,325	35,897
	Parker-Hannifin Corp.	95,110	31,967
	Trane Technologies plc	169,914	31,261
	Johnson Controls International plc	510,759	30,758
	Cintas Corp.	63,953	29,590
	TransDigm Group Inc.	38,545	28,410
	Carrier Global Corp.	619,577	28,346
	PACCAR Inc.	387,114	28,337
	L3Harris Technologies Inc.	141,653	27,798
	Paychex Inc.	241,160	27,634
*	Block Inc. Class A	402,415	27,626
	Capital One Financial Corp.	283,200	27,232
	Otis Worldwide Corp.	307,759	25,975
*	Mettler-Toledo International Inc.	16,388	25,077
	Old Dominion Freight Line Inc.	73,497	25,051
	Rockwell Automation Inc.	85,281	25,026
	Cummins Inc.	104,671	25,004
	AMETEK Inc.	170,848	24,829

		Shares	Market Value ($000)
	Fidelity National Information Services Inc.	440,217	23,917
	PPG Industries Inc.	174,652	23,330
	WW Grainger Inc.	33,530	23,096
	Verisk Analytics Inc. Class A	115,847	22,226
	DuPont de Nemours Inc.	306,320	21,985
*	Keysight Technologies Inc.	131,840	21,289
	Ferguson plc	154,200	20,624
	Global Payments Inc.	195,913	20,618
	United Rentals Inc.	51,400	20,342
	Equifax Inc.	91,088	18,476
	Fortive Corp.	261,482	17,825
	Quanta Services Inc.	106,967	17,825
	Ingersoll Rand Inc.	300,914	17,507
	Vulcan Materials Co.	98,610	16,918
	Martin Marietta Materials Inc.	46,045	16,349
	Dover Corp.	103,825	15,775
*	Teledyne Technologies Inc.	34,782	15,560
	Xylem Inc.	133,588	13,987
*	Waters Corp.	43,978	13,617
	Expeditors International of Washington Inc.	118,343	13,032
	IDEX Corp.	56,190	12,982
	Ball Corp.	233,993	12,895
	Westinghouse Air Brake Technologies Corp.	127,182	12,853
*	Fair Isaac Corp.	17,730	12,459
*	Zebra Technologies Corp. Class A	38,339	12,192
	Howmet Aerospace Inc.	275,060	11,654
	Jacobs Solutions Inc.	94,252	11,076
*	FleetCor Technologies Inc.	52,041	10,973
	JB Hunt Transport Services Inc.	61,290	10,754
	Textron Inc.	152,182	10,749
*	Axon Enterprise Inc.	47,556	10,693
	Snap-on Inc.	39,265	9,694
	Hubbell Inc. Class B	39,812	9,687
*	Builders FirstSource Inc.	108,799	9,659
*	Trimble Inc.	182,415	9,562
	Synchrony Financial	323,076	9,395
	HEICO Corp. Class A	68,173	9,265
	Packaging Corp. of America	66,316	9,207
	Graco Inc.	124,929	9,121
	Booz Allen Hamilton Holding Corp. Class A	98,005	9,084
	TransUnion	143,911	8,943
	Stanley Black & Decker Inc.	110,575	8,910
	Toro Co.	77,400	8,604
	Carlisle Cos. Inc.	37,858	8,559
	CH Robinson Worldwide Inc.	85,983	8,544
	Nordson Corp.	38,412	8,537
	RPM International Inc.	96,054	8,380
	Masco Corp.	167,900	8,348
	AECOM	97,410	8,214
	Jack Henry & Associates Inc.	54,410	8,201
	Watsco Inc.	24,711	7,862
	Crown Holdings Inc.	89,359	7,391
	Lincoln Electric Holdings Inc.	42,973	7,267
*	WillScot Mobile Mini Holdings Corp.	153,358	7,189
	Allegion plc	65,677	7,010
	Regal Rexnord Corp.	48,220	6,786
	Pentair plc	122,729	6,783
	Knight-Swift Transportation Holdings Inc. Class A	114,152	6,459

		Shares	Market Value ($000)
	Owens Corning	67,106	6,429
	A O Smith Corp.	92,481	6,395
	AGCO Corp.	47,140	6,373
	Genpact Ltd.	135,480	6,262
*	Paylocity Holding Corp.	30,918	6,146
	Huntington Ingalls Industries Inc.	29,581	6,124
*	BILL Holdings Inc.	75,355	6,114
	Cognex Corp.	122,620	6,076
	Robert Half International Inc.	75,293	6,066
	Lennox International Inc.	23,837	5,990
*	WEX Inc.	32,237	5,928
*	Middleby Corp.	40,175	5,890
	Donaldson Co. Inc.	90,016	5,882
	WESCO International Inc.	37,933	5,862
	Graphic Packaging Holding Co.	228,374	5,821
	Tetra Tech Inc.	39,525	5,807
	AptarGroup Inc.	48,861	5,775
	EMCOR Group Inc.	35,493	5,771
	Westrock Co.	188,690	5,749
	Sensata Technologies Holding plc	113,873	5,696
	Fortune Brands Innovations Inc.	94,527	5,552
*	Saia Inc.	19,767	5,378
	ITT Inc.	61,684	5,323
	nVent Electric plc	123,660	5,310
	Valmont Industries Inc.	15,769	5,035
	Berry Global Group Inc.	84,881	4,999
*	Axalta Coating Systems Ltd.	165,050	4,999
*	Generac Holdings Inc.	46,169	4,987
	Curtiss-Wright Corp.	28,207	4,972
	Littelfuse Inc.	18,348	4,919
	Sealed Air Corp.	107,128	4,918
*	TopBuild Corp.	23,565	4,905
*	FTI Consulting Inc.	24,191	4,774
	Landstar System Inc.	26,414	4,735
	MDU Resources Group Inc.	152,376	4,644
	Advanced Drainage Systems Inc.	54,685	4,605
	Sonoco Products Co.	73,193	4,465
	MKS Instruments Inc.	49,838	4,417
*	GXO Logistics Inc.	87,371	4,409
	Acuity Brands Inc.	24,009	4,387
	Brunswick Corp.	52,445	4,300
	Woodward Inc.	44,154	4,299
	BWX Technologies Inc.	68,186	4,298
*	Atkore Inc.	29,392	4,129
*	MasTec Inc.	43,714	4,128
	Applied Industrial Technologies Inc.	28,588	4,063
*	Mohawk Industries Inc.	40,440	4,053
	Oshkosh Corp.	48,489	4,033
	Crane Holdings Co.	35,514	4,031
*	Trex Co. Inc.	82,384	4,010
*	Chart Industries Inc.	31,515	3,952
*	Euronet Worldwide Inc.	35,181	3,937
	Eagle Materials Inc.	26,421	3,877
	Comfort Systems USA Inc.	26,430	3,858
*	ExlService Holdings Inc.	23,324	3,774
*	ATI Inc.	95,087	3,752
	Exponent Inc.	37,173	3,706
	MSA Safety Inc.	27,575	3,681

		Shares	Market Value ($000)
	Maximus Inc.	45,178	3,555
	Simpson Manufacturing Co. Inc.	31,891	3,497
	HEICO Corp.	19,959	3,414
	Watts Water Technologies Inc. Class A	20,203	3,401
	Insperity Inc.	27,032	3,286
	Silgan Holdings Inc.	60,939	3,271
	Flowserve Corp.	95,752	3,256
*	Fluor Corp.	104,442	3,228
*	Aerojet Rocketdyne Holdings Inc.	57,027	3,203
	Vontier Corp.	116,224	3,178
	Allison Transmission Holdings Inc.	69,026	3,123
*	API Group Corp.	138,328	3,110
*	Kirby Corp.	44,314	3,089
	ManpowerGroup Inc.	37,315	3,080
	AAON Inc.	31,720	3,067
	Western Union Co.	274,445	3,060
	Air Lease Corp. Class A	77,532	3,052
*	ASGN Inc.	35,781	2,958
	Ryder System Inc.	32,579	2,907
	GATX Corp.	26,145	2,876
	MSC Industrial Direct Co. Inc. Class A	33,407	2,806
*	Shift4 Payments Inc. Class A	36,837	2,792
	HB Fuller Co.	40,265	2,756
	Franklin Electric Co. Inc.	29,145	2,743
	Belden Inc.	31,282	2,714
	Badger Meter Inc.	22,030	2,684
	Maxar Technologies Inc.	52,478	2,679
	Spirit AeroSystems Holdings Inc. Class A	76,893	2,655
*	O-I Glass Inc.	115,702	2,628
	Triton International Ltd.	41,456	2,621
	EnerSys	30,108	2,616
	John Bean Technologies Corp.	23,819	2,603
	Louisiana-Pacific Corp.	47,875	2,595
*	XPO Inc.	80,471	2,567
*	Bloom Energy Corp. Class A	128,529	2,562
*	AMN Healthcare Services Inc.	30,718	2,548
*	Summit Materials Inc. Class A	87,580	2,495
	Esab Corp.	41,882	2,474
*	Alight Inc. Class A	265,144	2,442
	Federal Signal Corp.	44,996	2,439
	Encore Wire Corp.	13,065	2,421
	Armstrong World Industries Inc.	33,150	2,362
	Terex Corp.	47,342	2,290
	Zurn Elkay Water Solutions Corp.	106,683	2,279
	Hillenbrand Inc.	47,349	2,250
*	SPX Technologies Inc.	31,707	2,238
	Herc Holdings Inc.	19,604	2,233
*	ACI Worldwide Inc.	82,110	2,215
	Otter Tail Corp.	30,469	2,202
*	TriNet Group Inc.	27,003	2,177
	ABM Industries Inc.	48,234	2,168
	Brink's Co.	32,345	2,161
*	AZEK Co. Inc. Class A	90,671	2,134
	Moog Inc. Class A	21,150	2,131
	Forward Air Corp.	19,714	2,124
*	Beacon Roofing Supply Inc.	35,947	2,115
*	Mercury Systems Inc.	40,871	2,089
	Albany International Corp. Class A	22,997	2,055

		Shares	Market Value ($000)
	Korn Ferry	39,288	2,033
	UniFirst Corp.	11,318	1,995
*	Flywire Corp.	66,041	1,939
*	Dycom Industries Inc.	20,604	1,930
	Werner Enterprises Inc.	42,383	1,928
*	Hub Group Inc. Class A	22,917	1,924
	Installed Building Products Inc.	16,805	1,916
*	Resideo Technologies Inc.	102,512	1,874
	Kadant Inc.	8,898	1,855
*	Verra Mobility Corp. Class A	109,215	1,848
*	Itron Inc.	33,264	1,844
	ESCO Technologies Inc.	19,033	1,817
*	GMS Inc.	30,824	1,784
	Brady Corp. Class A	33,159	1,782
*	CBIZ Inc.	35,920	1,778
	FTAI Aviation Ltd.	62,800	1,756
*	AeroVironment Inc.	18,273	1,675
	McGrath RentCorp	17,779	1,659
*	RXO Inc.	84,271	1,655
	ADT Inc.	228,067	1,649
*,1	Affirm Holdings Inc. Class A	146,313	1,649
*	Marqeta Inc. Class A	358,693	1,639
	Kennametal Inc.	59,281	1,635
	Mueller Water Products Inc. Class A	117,009	1,631
	ArcBest Corp.	17,611	1,628
	Matson Inc.	26,959	1,609
	CSW Industrials Inc.	11,502	1,598
	Helios Technologies Inc.	24,221	1,584
	EnPro Industries Inc.	15,205	1,580
	EVERTEC Inc.	46,787	1,579
*	MYR Group Inc.	12,043	1,518
	ICF International Inc.	13,590	1,491
	Barnes Group Inc.	36,484	1,470
*	Masonite International Corp.	16,108	1,462
	Trinity Industries Inc.	59,608	1,452
	Alamo Group Inc.	7,779	1,433
	International Seaways Inc.	33,765	1,407
	Granite Construction Inc.	32,797	1,347
*	Enovix Corp.	89,100	1,328
*	Remitly Global Inc.	77,497	1,314
*	Kratos Defense & Security Solutions Inc.	96,224	1,297
*	AAR Corp.	23,666	1,291
	Veritiv Corp.	9,400	1,270
*	Mirion Technologies Inc. Class A	145,000	1,238
	Lindsay Corp.	8,094	1,223
*	Core & Main Inc. Class A	52,801	1,220
*	Huron Consulting Group Inc.	14,776	1,188
	Griffon Corp.	36,687	1,174
*	Payoneer Global Inc.	183,901	1,155
	Patrick Industries Inc.	16,536	1,138
*	Air Transport Services Group Inc.	54,416	1,133
	Greif Inc. Class A	17,726	1,123
	Standex International Corp.	9,089	1,113
	Bread Financial Holdings Inc.	36,685	1,112
*	OSI Systems Inc.	10,771	1,102
*	Gibraltar Industries Inc.	22,634	1,098
*	NV5 Global Inc.	10,289	1,070
	Enerpac Tool Group Corp. Class A	40,640	1,036

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	86,593	1,015
	Primoris Services Corp.	41,117	1,014
*	PGT Innovations Inc.	40,308	1,012
	H&E Equipment Services Inc.	22,264	985
*	Gates Industrial Corp. plc	70,155	974
*	Hillman Solutions Corp.	115,313	971
*,1	Joby Aviation Inc.	219,425	952
	Tennant Co.	13,877	951
*	Napco Security Technologies Inc.	24,794	932
	Marten Transport Ltd.	42,381	888
	Kforce Inc.	14,009	886
*	Energy Recovery Inc.	37,200	857
*	Construction Partners Inc. Class A	30,942	834
	Schneider National Inc. Class B	30,952	828
	TriMas Corp.	29,733	828
	Wabash National Corp.	33,665	828
*	Modine Manufacturing Co.	35,900	827
*	CryoPort Inc.	33,788	811
*	Vicor Corp.	16,932	795
*	CoreCivic Inc.	85,238	784
*	Masterbrand Inc.	97,527	784
	Columbus McKinnon Corp.	21,022	781
*	Rocket Lab USA Inc.	192,277	777
*	AvidXchange Holdings Inc.	99,384	775
*	Sterling Infrastructure Inc.	20,243	767
*	JELD-WEN Holding Inc.	60,479	766
	Apogee Enterprises Inc.	17,339	750
	Greenbrier Cos. Inc.	23,192	746
	Astec Industries Inc.	16,978	700
	AZZ Inc.	16,959	699
*	Montrose Environmental Group Inc.	19,220	686
*	Donnelley Financial Solutions Inc.	16,200	662
*	Thermon Group Holdings Inc.	26,409	658
*,1	Legalzoom.com Inc.	68,670	644
*	American Woodmark Corp.	12,141	632
*	Proto Labs Inc.	18,863	625
	Myers Industries Inc.	29,048	622
*	International Money Express Inc.	23,900	616
	Mesa Laboratories Inc.	3,518	615
	Chase Corp.	5,851	613
*	First Advantage Corp.	42,953	600
*	Green Dot Corp. Class A	34,799	598
*	ZipRecruiter Inc. Class A	36,876	588
*,1	Virgin Galactic Holdings Inc.	144,422	585
	Quanex Building Products Corp.	26,734	576
	Douglas Dynamics Inc.	18,040	575
	Heartland Express Inc.	35,721	569
	Shyft Group Inc.	24,838	565
	CRA International Inc.	5,130	553
*	Cross Country Healthcare Inc.	24,721	552
*	Cimpress plc	12,144	532
*,1	PureCycle Technologies Inc.	75,329	527
*	Janus International Group Inc.	52,218	515
	Deluxe Corp.	32,129	514
*	Ducommun Inc.	8,885	486
	TTEC Holdings Inc.	13,047	486
*	Triumph Group Inc.	41,400	480
	Heidrick & Struggles International Inc.	15,472	470

		Shares	Market Value ($000)
*	Leonardo DRS Inc.	35,300	458
*	BlueLinx Holdings Inc.	6,692	455
*	Titan Machinery Inc.	14,860	452
*	TrueBlue Inc.	25,332	451
*	SP Plus Corp.	13,015	446
*	Manitowoc Co. Inc.	25,878	442
	Barrett Business Services Inc.	4,977	441
	Kaman Corp.	19,176	438
*	Transcat Inc.	4,840	433
*	Conduent Inc.	122,700	421
*	I3 Verticals Inc. Class A	17,054	418
*	CIRCOR International Inc.	13,267	413
*	Vishay Precision Group Inc.	9,889	413
*,1	Nikola Corp.	336,435	407
	Kelly Services Inc. Class A	24,290	403
	Pitney Bowes Inc.	103,700	403
	Argan Inc.	9,742	394
	Cass Information Systems Inc.	9,079	393
*	Aurora Innovation Inc.	281,900	392
*	Titan International Inc.	37,200	390
	Ennis Inc.	18,244	385
*	Aspen Aerogels Inc.	51,284	382
*	Repay Holdings Corp. Class A	57,838	380
	Resources Connection Inc.	22,291	380
	Gorman-Rupp Co.	14,781	369
*,1	Desktop Metal Inc. Class A	159,504	367
	Allied Motion Technologies Inc.	9,444	365
*	DXP Enterprises Inc.	13,364	360
	Insteel Industries Inc.	12,794	356
	Hyster-Yale Materials Handling Inc.	7,125	355
	Eagle Bulk Shipping Inc.	7,784	354
*	FARO Technologies Inc.	14,129	348
*	Franklin Covey Co.	8,348	321
	VSE Corp.	7,076	318
	LSI Industries Inc.	22,679	316
*	Archer Aviation Inc. Class A	110,655	316
	REV Group Inc.	25,884	310
	Powell Industries Inc.	7,254	309
*	TaskUS Inc. Class A	21,330	308
*	Forrester Research Inc.	9,338	302
*	Astronics Corp.	22,305	298
*,1	Target Hospitality Corp.	22,600	297
*	V2X Inc.	7,394	294
*	Custom Truck One Source Inc.	42,875	291
*	Atlas Technical Consultants Inc. Class A	23,600	288
	Miller Industries Inc.	8,081	286
*	CECO Environmental Corp.	20,369	285
*,1	Velo3D Inc.	122,900	279
	Cadre Holdings Inc.	12,800	276
	Perella Weinberg Partners Class A	30,221	275
*	Cantaloupe Inc.	47,000	268
	National Presto Industries Inc.	3,650	263
*	IES Holdings Inc.	5,998	258
*,1	Symbotic Inc. Class A	11,112	254
*	ShotSpotter Inc.	6,113	240
*	AerSale Corp.	13,900	239
*	Proterra Inc.	156,279	238
*	Great Lakes Dredge & Dock Corp.	43,592	237

		Shares	Market Value ($000)
	FTAI Infrastructure Inc.	76,000	228
*	Blue Bird Corp.	11,011	225
*,1	Danimer Scientific Inc. Class A	65,200	225
*	Overseas Shipholding Group Inc. Class A	56,600	221
*	Radiant Logistics Inc.	33,408	219
*	Babcock & Wilcox Enterprises Inc.	35,646	216
*	Hudson Technologies Inc.	24,429	213
*,1	Eos Energy Enterprises Inc.	82,800	213
	Pactiv Evergreen Inc.	25,797	206
*	Daseke Inc.	25,698	199
	United States Lime & Minerals Inc.	1,281	196
*	Commercial Vehicle Group Inc.	26,700	195
*	Tutor Perini Corp.	30,540	188
*	HireRight Holdings Corp.	17,594	187
*	PAM Transportation Services Inc.	6,504	186
*	Performant Financial Corp.	54,600	186
	Covenant Logistics Group Inc. Class A	5,230	185
*	Willdan Group Inc.	11,769	184
*	Ranpak Holdings Corp. Class A	34,100	178
*	Bowman Consulting Group Ltd. Class A	6,100	175
*	BrightView Holdings Inc.	30,953	174
*	Microvast Holdings Inc.	139,400	173
*,1	CPI Card Group Inc.	3,680	166
*	Hyliion Holdings Corp.	83,600	165
	Universal Logistics Holdings Inc.	5,573	162
*	Luna Innovations Inc.	22,193	160
	Park Aerospace Corp.	11,793	159
	Information Services Group Inc.	29,685	151
*	Acacia Research Corp.	38,613	149
*	CS Disco Inc.	21,829	145
*,1	Workhorse Group Inc.	108,333	144
*	TuSimple Holdings Inc. Class A	97,786	144
*	Iteris Inc.	30,071	141
	Kronos Worldwide Inc.	14,677	135
*	Concrete Pumping Holdings Inc.	19,696	134
*	US Xpress Enterprises Inc. Class A	22,566	134
*	Twin Disc Inc.	13,830	133
*	Limbach Holdings Inc.	7,700	133
*	Core Molding Technologies Inc.	7,270	131
	Hurco Cos. Inc.	5,051	128
*	Distribution Solutions Group Inc.	2,806	128
*	Mayville Engineering Co. Inc.	8,494	127
*	Mistras Group Inc.	18,400	125
*	Sterling Check Corp.	11,094	124
*,1	Terran Orbital Corp.	67,000	123
*	Atlanticus Holdings Corp.	4,500	122
*,1	INNOVATE Corp.	41,047	122
*	Berkshire Grey Inc.	87,700	121
	ARC Document Solutions Inc.	34,251	109
*	Advantage Solutions Inc.	68,200	108
*	Paysign Inc.	29,000	105
*	Evolv Technologies Holdings Inc.	33,500	104
*,1	CompoSecure Inc.	14,200	104
	BGSF Inc.	9,700	103
	Karat Packaging Inc.	7,644	102
	HireQuest Inc.	4,700	101
*	Global Business Travel Group I	15,200	101
*	Innovative Solutions & Support Inc.	13,684	100

		Shares	Market Value ($000)
*	Orion Group Holdings Inc.	38,600	100
*	LS Starrett Co. Class A	8,800	99
*	DLH Holdings Corp.	8,200	94
[1]	Park-Ohio Holdings Corp.	7,030	85
*	Skillsoft Corp.	42,306	85
*,1	Tingo Group Inc.	80,454	84
*	Markforged Holding Corp.	87,900	84
*	Redwire Corp.	27,300	83
*	Moneylion Inc.	145,457	83
*	Byrna Technologies Inc.	10,800	82
*	Gencor Industries Inc.	5,230	80
*	Graham Corp.	6,141	80
*	Yellow Corp.	39,500	80
*	Blade Air Mobility Inc.	23,700	80
*,1	Spire Global Inc.	118,300	79
*	EVI Industries Inc.	3,846	76
*	L B Foster Co. Class A	6,452	74
*	Smith-Midland Corp.	3,950	74
*	DHI Group Inc.	18,604	72
*	Paymentus Holdings Inc. Class A	7,993	71
	PFSweb Inc.	15,253	65
*	Willis Lease Finance Corp.	1,168	64
*,1	SKYX Platforms Corp.	18,548	64
*	Latch Inc.	74,183	57
*,1	Hyzon Motors Inc.	64,100	52
*,1	BlackSky Technology Inc. Class A	33,500	50
*	Quad/Graphics Inc.	11,300	48
*	ShiftPixy Inc.	10,900	48
*,1	Broadwind Inc.	12,171	47
*	IZEA Worldwide Inc.	69,691	45
*	LightPath Technologies Inc. Class A	30,132	42
*	Hydrofarm Holdings Group Inc.	24,181	42
*	Energous Corp.	69,135	37
*	Wrap Technologies Inc.	21,600	37
*,1	Astra Space Inc.	88,127	37
*	Sarcos Technology & Robotics Corp.	65,600	31
*	Rekor Systems Inc.	23,522	29
*	Orion Energy Systems Inc.	13,570	28
*,1	AEye Inc.	86,700	27
*	Ultralife Corp.	6,533	26
*	RCM Technologies Inc.	2,038	24
*	Katapult Holdings Inc.	46,100	21
*	Biotricity Inc.	42,800	20
*	RF Industries Ltd.	3,910	17
*	Coda Octopus Group Inc.	2,088	15
	Frequency Electronics Inc.	2,246	15
*,1	Virgin Orbit Holdings Inc.	71,300	14
*	Air T Inc.	532	13
*	Momentus Inc. Class A	21,500	13
*	Odyssey Marine Exploration Inc. Class B	3,525	11
*	Usio Inc.	5,651	10
*,1	Lightning eMotors Inc.	35,019	10
*	Lightbridge Corp.	2,095	9
*	DSS Inc.	38,500	8
*	Air Industries Group	1,613	6
*	Wireless Telecom Group Inc.	2,760	5
*	Ryvyl Inc.	13,200	5
*,1	Nuvve Holding Corp.	7,852	5

		Shares	Market Value ($000)
*	FG Group Holdings Inc.	2,465	5
*	ENGlobal Corp.	8,787	4
*,1	Alpha Pro Tech Ltd.	135	1
*,2	Patriot National Inc.	7,513	—
*	Shapeways Holdings Inc.	162	—
			3,946,810
Other (0.0%)[4]
[5]	Vanguard Total Bond Market ETF	39,367	2,907
Real Estate (2.0%)
	Prologis Inc.	685,138	85,485
	American Tower Corp.	345,698	70,640
	Equinix Inc.	68,870	49,658
	Crown Castle Inc.	321,523	43,033
	Public Storage	110,918	33,513
	Realty Income Corp.	489,421	30,990
	Simon Property Group Inc.	242,512	27,154
	Welltower Inc.	364,891	26,159
	VICI Properties Inc. Class A	741,442	24,186
	Digital Realty Trust Inc.	216,491	21,283
	SBA Communications Corp. Class A	80,275	20,957
*	CoStar Group Inc.	302,120	20,801
	AvalonBay Communities Inc.	103,673	17,423
	Weyerhaeuser Co.	544,764	16,414
*	CBRE Group Inc. Class A	222,722	16,216
	Alexandria Real Estate Equities Inc.	128,662	16,159
	Extra Space Storage Inc.	99,123	16,150
	Equity Residential	266,932	16,016
	Invitation Homes Inc.	454,766	14,202
	Mid-America Apartment Communities Inc.	86,759	13,104
	Sun Communities Inc.	92,049	12,968
	Ventas Inc.	297,509	12,897
	WP Carey Inc.	156,400	12,113
	Iron Mountain Inc.	215,836	11,420
	UDR Inc.	244,603	10,043
	Essex Property Trust Inc.	47,856	10,009
	Gaming & Leisure Properties Inc.	182,887	9,521
	Kimco Realty Corp.	459,574	8,975
	Healthpeak Properties Inc.	405,975	8,919
	Host Hotels & Resorts Inc.	529,310	8,728
	Equity LifeStyle Properties Inc.	123,737	8,306
	Camden Property Trust	79,143	8,297
	Life Storage Inc.	63,122	8,275
	Rexford Industrial Realty Inc.	137,199	8,184
	Regency Centers Corp.	126,864	7,761
	CubeSmart	166,787	7,709
	American Homes 4 Rent Class A	210,782	6,629
	Lamar Advertising Co. Class A	64,597	6,453
	Federal Realty Investment Trust	60,146	5,944
	National Retail Properties Inc.	132,498	5,850
	Americold Realty Trust Inc.	198,723	5,654
	Boston Properties Inc.	104,296	5,644
	Healthcare Realty Trust Inc. Class A	280,749	5,427
	EastGroup Properties Inc.	32,567	5,384
	First Industrial Realty Trust Inc.	97,706	5,198
*	Jones Lang LaSalle Inc.	35,389	5,149
	Omega Healthcare Investors Inc.	175,413	4,808
	Brixmor Property Group Inc.	221,200	4,760

		Shares	Market Value ($000)
	Agree Realty Corp.	66,310	4,549
*	Zillow Group Inc. Class C	101,517	4,514
	STAG Industrial Inc.	131,662	4,453
	Spirit Realty Capital Inc.	103,721	4,132
	Apartment Income REIT Corp. Class A	113,543	4,066
	Terreno Realty Corp.	61,377	3,965
	Medical Properties Trust Inc.	444,671	3,655
	Rayonier Inc.	107,701	3,582
	Ryman Hospitality Properties Inc.	38,825	3,484
	Kite Realty Group Trust	162,123	3,392
	PotlatchDeltic Corp.	58,267	2,884
	Essential Properties Realty Trust Inc.	114,480	2,845
	Kilroy Realty Corp.	87,133	2,823
	Phillips Edison & Co. Inc.	86,221	2,812
	National Storage Affiliates Trust	65,003	2,716
	Independence Realty Trust Inc.	165,665	2,656
	Physicians Realty Trust	172,300	2,572
	Cousins Properties Inc.	113,272	2,422
	Broadstone Net Lease Inc.	141,757	2,411
	Apple Hospitality REIT Inc.	149,983	2,328
	LXP Industrial Trust	225,252	2,322
	EPR Properties	56,533	2,154
	Corporate Office Properties Trust	85,048	2,016
	Sabra Health Care REIT Inc.	169,037	1,944
	Vornado Realty Trust	126,500	1,944
*	Howard Hughes Corp.	24,276	1,942
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,747	1,938
*	Zillow Group Inc. Class A	44,085	1,926
	Park Hotels & Resorts Inc.	155,585	1,923
	Highwoods Properties Inc.	78,710	1,825
	Macerich Co.	170,962	1,812
	Outfront Media Inc.	107,361	1,742
	Four Corners Property Trust Inc.	63,265	1,699
	SITE Centers Corp.	135,915	1,669
	Equity Commonwealth	76,791	1,590
	Innovative Industrial Properties Inc.	20,845	1,584
	Sunstone Hotel Investors Inc.	159,704	1,578
	National Health Investors Inc.	30,028	1,549
	CareTrust REIT Inc.	76,400	1,496
	Douglas Emmett Inc.	120,907	1,491
	Kennedy-Wilson Holdings Inc.	87,311	1,448
	DigitalBridge Group Inc.	120,703	1,447
	Tanger Factory Outlet Centers Inc.	72,392	1,421
	Pebblebrook Hotel Trust	95,500	1,341
	JBG SMITH Properties	87,665	1,320
	DiamondRock Hospitality Co.	156,295	1,271
	RLJ Lodging Trust	118,556	1,257
	Service Properties Trust	126,110	1,256
*	Cushman & Wakefield plc	115,199	1,214
	Urban Edge Properties	80,519	1,213
	Retail Opportunity Investments Corp.	85,930	1,200
	Getty Realty Corp.	32,126	1,157
	InvenTrust Properties Corp.	49,355	1,155
	SL Green Realty Corp.	48,716	1,146
	Elme Communities	63,767	1,139
	Acadia Realty Trust	79,607	1,110
	Xenia Hotels & Resorts Inc.	84,830	1,110
	LTC Properties Inc.	31,068	1,091

		Shares	Market Value ($000)
	Global Net Lease Inc.	80,184	1,031
	Alexander & Baldwin Inc.	53,230	1,007
*	Veris Residential Inc.	67,142	983
	St. Joe Co.	23,076	960
	Easterly Government Properties Inc. Class A	65,162	895
	Apartment Investment & Management Co. Class A	106,401	818
*	Radius Global Infrastructure Inc.	54,200	795
	NETSTREIT Corp.	43,048	787
	Empire State Realty Trust Inc. Class A	114,800	745
	Newmark Group Inc. Class A	103,190	731
	Community Healthcare Trust Inc.	19,947	730
*	Redfin Corp.	77,098	698
*	Compass Inc. Class A	213,651	690
	NexPoint Residential Trust Inc.	15,703	686
	Hudson Pacific Properties Inc.	100,418	668
*,1	GEO Group Inc.	84,496	667
	eXp World Holdings Inc.	52,290	664
	Piedmont Office Realty Trust Inc. Class A	89,460	653
	American Assets Trust Inc.	34,997	651
	Uniti Group Inc.	182,435	648
	Plymouth Industrial REIT Inc.	30,451	640
*	Opendoor Technologies Inc.	361,700	637
	Brandywine Realty Trust	133,714	632
	Necessity Retail REIT Inc. Class A	99,800	627
	Marcus & Millichap Inc.	18,757	602
	Centerspace	10,941	598
	Paramount Group Inc.	130,029	593
	UMH Properties Inc.	39,327	582
	RPT Realty	60,659	577
	Summit Hotel Properties Inc.	77,848	545
	Armada Hoffler Properties Inc.	44,430	525
	Gladstone Land Corp.	27,240	454
	Office Properties Income Trust	36,326	447
	Universal Health Realty Income Trust	9,107	438
	Global Medical REIT Inc.	46,224	421
	Urstadt Biddle Properties Inc. Class A	23,329	410
	Chatham Lodging Trust	38,700	406
	Farmland Partners Inc.	36,575	391
*	Anywhere Real Estate Inc.	69,700	368
	Gladstone Commercial Corp.	28,553	361
	Ares Commercial Real Estate Corp.	39,600	360
	Saul Centers Inc.	8,462	330
	Whitestone REIT	35,347	325
*	Tejon Ranch Co.	17,443	319
	Alexander's Inc.	1,565	303
	One Liberty Properties Inc.	13,037	299
*	FRP Holdings Inc.	5,128	297
	RE/MAX Holdings Inc. Class A	15,637	293
	Indus Realty Trust Inc.	4,416	293
	Orion Office REIT Inc.	42,982	288
	RMR Group Inc. Class A	10,425	274
[1]	CTO Realty Growth Inc.	15,777	272
*	Seritage Growth Properties Class A	31,500	248
	Diversified Healthcare Trust	181,625	245
*	Forestar Group Inc.	14,329	223
	BRT Apartments Corp.	10,834	214
	Postal Realty Trust Inc. Class A	12,803	195
	Bridge Investment Group Holdings Inc. Class A	16,783	190

		Shares	Market Value ($000)
*	WeWork Inc.	233,200	181
	Industrial Logistics Properties Trust	57,267	176
	City Office REIT Inc.	23,669	163
[1]	Braemar Hotels & Resorts Inc.	41,700	161
	Hersha Hospitality Trust Class A	23,600	159
	Douglas Elliman Inc.	50,797	158
	Alpine Income Property Trust Inc.	7,700	130
*	Ashford Hospitality Trust Inc.	33,216	107
	Creative Media & Community Trust Corp.	21,900	89
	Clipper Realty Inc.	14,042	81
	Modiv Inc. Class C	7,600	81
	Franklin Street Properties Corp.	50,715	80
	Stratus Properties Inc.	3,856	77
	Global Self Storage Inc.	10,820	56
*	Bluerock Homes Trust Inc.	2,589	51
*	Fathom Holdings Inc.	5,900	25
*	Sotherly Hotels Inc.	10,121	20
*	Maui Land & Pineapple Co. Inc.	1,478	18
*	Power REIT	3,393	13
*	Rafael Holdings Inc. Class B	7,468	12
*,1	Altisource Portfolio Solutions SA	2,562	12
[1]	American Strategic Investment Co.	973	8
*	Trinity Place Holdings Inc.	15,000	7
*,2	Spirit MTA REIT	44,200	—
			957,863
Technology (16.4%)
	Apple Inc.	11,158,840	1,840,093
	Microsoft Corp.	5,525,983	1,593,141
	NVIDIA Corp.	1,734,992	481,929
*	Alphabet Inc. Class A	4,400,280	456,441
*	Alphabet Inc. Class C	3,787,780	393,929
*	Meta Platforms Inc. Class A	1,652,428	350,216
	Broadcom Inc.	309,370	198,473
*	Salesforce Inc.	705,215	140,888
*	Adobe Inc.	339,781	130,941
	Texas Instruments Inc.	672,615	125,113
*	Advanced Micro Devices Inc.	1,197,054	117,323
	QUALCOMM Inc.	827,686	105,596
	Oracle Corp.	1,100,516	102,260
	Intel Corp.	3,072,106	100,366
	Intuit Inc.	197,859	88,211
	International Business Machines Corp.	671,111	87,976
	Applied Materials Inc.	627,244	77,044
	Analog Devices Inc.	375,359	74,028
*	ServiceNow Inc.	150,686	70,027
	Lam Research Corp.	100,147	53,090
	Micron Technology Inc.	810,171	48,886
*	Palo Alto Networks Inc.	224,696	44,881
*	Synopsys Inc.	112,997	43,645
*	Cadence Design Systems Inc.	202,410	42,524
	KLA Corp.	102,617	40,962
	Amphenol Corp. Class A	441,186	36,054
	Roper Technologies Inc.	78,648	34,659
	Microchip Technology Inc.	407,098	34,107
*	Autodesk Inc.	160,223	33,352
*	Fortinet Inc.	493,530	32,800
*	Snowflake Inc. Class A	203,079	31,333
*	Workday Inc. Class A	150,145	31,011

		Shares	Market Value ($000)
	TE Connectivity Ltd.	234,907	30,808
	Marvell Technology Inc.	633,521	27,431
*	ON Semiconductor Corp.	320,959	26,421
	Cognizant Technology Solutions Corp. Class A	378,665	23,072
*	Crowdstrike Holdings Inc. Class A	162,253	22,271
*	VMware Inc. Class A	173,229	21,628
*	ANSYS Inc.	64,775	21,557
	Corning Inc.	566,689	19,993
	CDW Corp.	100,663	19,618
	HP Inc.	657,481	19,297
*	Atlassian Corp. Class A	111,600	19,103
*	Gartner Inc.	55,756	18,164
	Monolithic Power Systems Inc.	33,269	16,652
	Hewlett Packard Enterprise Co.	966,830	15,402
*	HubSpot Inc.	34,878	14,954
*	Datadog Inc. Class A	195,736	14,222
*	VeriSign Inc.	66,423	14,037
	Skyworks Solutions Inc.	118,247	13,951
*	DoorDash Inc. Class A	212,885	13,531
	Teradyne Inc.	115,882	12,458
*	Cloudflare Inc. Class A	201,255	12,409
*	EPAM Systems Inc.	40,710	12,172
*	Pinterest Inc. Class A	442,310	12,062
*	Splunk Inc.	121,571	11,656
*	Paycom Software Inc.	38,065	11,572
*	Zoom Video Communications Inc. Class A	155,727	11,499
*	MongoDB Inc. Class A	48,949	11,411
*	Tyler Technologies Inc.	31,055	11,013
*	Palantir Technologies Inc. Class A	1,262,214	10,666
	NetApp Inc.	159,264	10,169
*	PTC Inc.	79,278	10,166
*	Okta Inc. Class A	113,743	9,809
*	Lattice Semiconductor Corp.	102,048	9,746
	Seagate Technology Holdings plc	145,045	9,590
	Leidos Holdings Inc.	101,768	9,369
*	Akamai Technologies Inc.	116,777	9,144
	Entegris Inc.	111,051	9,107
	SS&C Technologies Holdings Inc.	160,050	9,038
*	Western Digital Corp.	236,289	8,901
*	GoDaddy Inc. Class A	114,255	8,880
*	Twilio Inc. Class A	130,290	8,681
*	DocuSign Inc. Class A	148,647	8,666
	Jabil Inc.	94,221	8,306
*	Snap Inc. Class A	740,477	8,301
*	Ceridian HCM Holding Inc.	108,922	7,975
*	Match Group Inc.	206,845	7,941
*	Qorvo Inc.	74,191	7,536
*	Zscaler Inc.	63,836	7,458
*	Manhattan Associates Inc.	46,406	7,186
	Bentley Systems Inc. Class B	165,035	7,095
	Gen Digital Inc.	403,410	6,922
	Dell Technologies Inc. Class C	170,047	6,838
*	Dynatrace Inc.	159,852	6,762
*	F5 Inc.	44,481	6,480
*	ZoomInfo Technologies Inc. Class A	256,430	6,336
*	Unity Software Inc.	195,012	6,326
*	Wolfspeed Inc.	92,924	6,035
*	Black Knight Inc.	104,188	5,997

		Shares	Market Value ($000)
	KBR Inc.	101,246	5,574
*	Pure Storage Inc. Class A	215,378	5,494
*	Arrow Electronics Inc.	43,279	5,404
*	CACI International Inc. Class A	17,626	5,222
	National Instruments Corp.	97,805	5,126
*	Aspen Technology Inc.	21,807	4,991
*	Guidewire Software Inc.	60,451	4,960
	Universal Display Corp.	31,867	4,944
*	Nutanix Inc. Class A	172,149	4,474
*	Cirrus Logic Inc.	40,860	4,469
	Science Applications International Corp.	40,684	4,372
*	Smartsheet Inc. Class A	91,416	4,370
*	DXC Technology Co.	168,174	4,299
*	Toast Inc. Class A	237,089	4,208
*	Dropbox Inc. Class A	194,439	4,204
*	SPS Commerce Inc.	26,767	4,077
*	Rambus Inc.	79,489	4,075
*	Novanta Inc.	25,530	4,062
*	Silicon Laboratories Inc.	22,710	3,976
*	Tenable Holdings Inc.	83,371	3,961
*	UiPath Inc. Class A	224,757	3,947
	Concentrix Corp.	31,242	3,797
*	Five9 Inc.	52,173	3,772
	Dolby Laboratories Inc. Class A	44,046	3,762
*	Insight Enterprises Inc.	25,051	3,581
*	Super Micro Computer Inc.	33,600	3,580
*	Procore Technologies Inc.	56,839	3,560
*	Workiva Inc. Class A	34,735	3,557
	Power Integrations Inc.	41,956	3,551
	TD SYNNEX Corp.	35,663	3,452
*	Coherent Corp.	87,786	3,343
*	Elastic NV	57,622	3,336
*	Onto Innovation Inc.	36,971	3,249
*	Axcelis Technologies Inc.	24,306	3,239
*	Fabrinet	27,174	3,227
*	Qualys Inc.	24,738	3,216
*	Synaptics Inc.	28,937	3,216
	Vertiv Holdings Co. Class A	224,000	3,205
*	New Relic Inc.	40,666	3,062
*	IAC Inc.	59,236	3,057
	Avnet Inc.	67,005	3,029
*	Teradata Corp.	75,116	3,026
*	Diodes Inc.	31,739	2,944
*	Blackbaud Inc.	40,339	2,795
*	Allegro MicroSystems Inc.	58,172	2,792
*	Altair Engineering Inc. Class A	38,653	2,787
*	MACOM Technology Solutions Holdings Inc.	38,977	2,761
*	Blackline Inc.	40,808	2,740
	Advanced Energy Industries Inc.	27,431	2,688
*	Box Inc. Class A	99,213	2,658
*	IPG Photonics Corp.	21,341	2,632
*	Ziff Davis Inc.	33,309	2,600
*	Alteryx Inc. Class A	43,594	2,565
*	Sanmina Corp.	41,534	2,533
*	Kyndryl Holdings Inc.	171,362	2,529
*	SentinelOne Inc. Class A	154,471	2,527
*,1	C3.ai Inc. Class A	72,709	2,441
*	DoubleVerify Holdings Inc.	79,702	2,403

		Shares	Market Value ($000)
*	Envestnet Inc.	40,483	2,375
*	NCR Corp.	99,173	2,339
	Dun & Bradstreet Holdings Inc.	195,332	2,293
*	Rogers Corp.	13,896	2,271
*	Confluent Inc. Class A	92,731	2,232
*	Impinj Inc.	16,262	2,204
*	PagerDuty Inc.	61,217	2,141
	Vishay Intertechnology Inc.	94,245	2,132
*,1	MicroStrategy Inc. Class A	7,191	2,102
*	Ambarella Inc.	27,083	2,097
*	Sprout Social Inc. Class A	32,714	1,992
*	Plexus Corp.	20,397	1,990
*	Gitlab Inc. Class A	57,796	1,982
*	RingCentral Inc. Class A	63,384	1,944
*	Varonis Systems Inc. Class B	73,940	1,923
*	AppLovin Corp. Class A	121,623	1,916
*	Rapid7 Inc.	41,301	1,896
	Amkor Technology Inc.	72,839	1,895
	Progress Software Corp.	32,609	1,873
*	MaxLinear Inc. Class A	52,598	1,852
*	Perficient Inc.	25,596	1,848
*	CommVault Systems Inc.	32,385	1,838
*,1	DigitalOcean Holdings Inc.	46,854	1,835
*	Freshworks Inc. Class A	118,969	1,827
*	Alarm.com Holdings Inc.	36,158	1,818
*	FormFactor Inc.	56,692	1,806
*	Verint Systems Inc.	47,640	1,774
*	Appfolio Inc. Class A	14,085	1,753
*	Samsara Inc. Class A	85,100	1,678
*	SiTime Corp.	11,000	1,565
*	Yelp Inc. Class A	50,490	1,550
	Clear Secure Inc. Class A	58,769	1,538
*	NetScout Systems Inc.	52,130	1,493
	Pegasystems Inc.	30,305	1,469
*	Qualtrics International Inc. Class A	81,233	1,448
*	HashiCorp Inc. Class A	49,400	1,447
*	Fastly Inc. Class A	79,756	1,416
*	Parsons Corp.	31,603	1,414
*	Bumble Inc. Class A	72,283	1,413
*	Appian Corp. Class A	31,088	1,380
*	Cargurus Inc. Class A	73,476	1,373
*	Cohu Inc.	33,817	1,298
	Xerox Holdings Corp.	84,212	1,297
*	Paycor HCM Inc.	46,891	1,244
	Shutterstock Inc.	17,076	1,240
*	Asana Inc. Class A	58,169	1,229
*	nCino Inc.	48,740	1,208
*	Agilysys Inc.	14,631	1,207
	CSG Systems International Inc.	22,296	1,197
*	Semtech Corp.	48,992	1,183
	Methode Electronics Inc.	25,710	1,128
*	Ultra Clean Holdings Inc.	33,444	1,109
*	Zeta Global Holdings Corp. Class A	101,557	1,100
	CTS Corp.	22,107	1,093
*	Squarespace Inc. Class A	33,200	1,055
*	CCC Intelligent Solutions Holdings Inc.	117,115	1,050
*	Veradigm Inc.	79,464	1,037
*	Upwork Inc.	89,743	1,016

		Shares	Market Value ($000)
*	LiveRamp Holdings Inc.	46,241	1,014
*	JFrog Ltd.	50,700	999
*	Everbridge Inc.	28,790	998
*	Sprinklr Inc. Class A	76,821	996
*	Schrodinger Inc.	37,432	986
*	Braze Inc. Class A	28,496	985
*	3D Systems Corp.	91,666	983
*	ePlus Inc.	20,000	981
*	Jamf Holding Corp.	49,955	970
*	PDF Solutions Inc.	22,859	969
*	Zuora Inc. Class A	97,845	967
*	Q2 Holdings Inc.	39,152	964
*	TTM Technologies Inc.	70,315	949
*	Sumo Logic Inc.	79,145	948
*	Momentive Global Inc.	96,774	902
*	E2open Parent Holdings Inc.	154,389	899
*	Magnite Inc.	96,985	898
*	Model N Inc.	26,774	896
*	PROS Holdings Inc.	32,175	882
*	Cerence Inc.	29,489	828
*	Digital Turbine Inc.	67,013	828
*	Avid Technology Inc.	25,562	817
*	Veeco Instruments Inc.	37,309	788
	A10 Networks Inc.	49,754	771
*	Photronics Inc.	43,753	725
*	Yext Inc.	75,269	723
*,1	IonQ Inc.	116,900	719
*	ForgeRock Inc. Class A	33,881	698
*	PAR Technology Corp.	20,186	685
*	TechTarget Inc.	18,851	681
*	Ichor Holdings Ltd.	20,253	663
*	SMART Global Holdings Inc.	38,072	656
*	N-able Inc.	49,481	653
	Adeia Inc.	73,542	652
	Benchmark Electronics Inc.	25,359	601
*,1	Aehr Test Systems	19,324	599
*	Vertex Inc. Class A	28,397	588
*	Olo Inc. Class A	70,610	576
*	Credo Technology Group Holding Ltd.	61,100	576
*	ScanSource Inc.	18,847	574
	Simulations Plus Inc.	12,535	551
*	Intapp Inc.	12,157	545
*	indie Semiconductor Inc. Class A	50,239	530
*	Planet Labs PBC	134,700	529
*	Eventbrite Inc. Class A	60,790	522
*	OneSpan Inc.	29,119	510
*	Amplitude Inc. Class A	40,098	499
*	CEVA Inc.	16,301	496
*	Thoughtworks Holding Inc.	65,183	480
*,1	Xometry Inc. Class A	31,995	479
*	EngageSmart Inc.	24,672	475
*	Consensus Cloud Solutions Inc.	13,903	474
*	Matterport Inc.	172,084	470
*	NerdWallet Inc. Class A	27,858	451
*	Informatica Inc. Class A	26,860	440
*	AvePoint Inc.	104,561	431
*	Vimeo Inc.	110,126	422
*,1	Cvent Holding Corp. Class A	50,200	420

		Shares	Market Value ($000)
*	Grid Dynamics Holdings Inc.	36,378	417
*	Alpha & Omega Semiconductor Ltd.	15,358	414
	PC Connection Inc.	8,866	399
*	Kimball Electronics Inc.	16,381	395
*	ACM Research Inc. Class A	32,940	385
*	BigCommerce Holdings Inc.	42,020	376
*	PubMatic Inc. Class A	26,866	371
*,1	Navitas Semiconductor Corp.	49,200	360
*	Alkami Technology Inc.	27,498	348
	American Software Inc. Class A	26,372	333
*	nLight Inc.	32,121	327
*	SmartRent Inc. Class A	126,100	322
	NVE Corp.	3,806	316
*	Domo Inc. Class B	21,491	305
*,1	MicroVision Inc.	113,698	304
*	Mitek Systems Inc.	31,555	303
	Hackett Group Inc.	15,802	292
*	SolarWinds Corp.	32,181	277
*,1	SoundHound AI Inc.	100,300	277
*	ON24 Inc.	31,300	274
*	MediaAlpha Inc. Class A	16,800	252
*	Definitive Healthcare Corp. Class A	23,692	245
*	Bandwidth Inc. Class A	15,236	232
	Immersion Corp.	25,933	232
*,1	Digimarc Corp.	11,500	226
*	LivePerson Inc.	49,636	219
*	Couchbase Inc.	15,511	218
*	Expensify Inc. Class A	26,560	216
*	inTEST Corp.	10,157	211
*,1	Nutex Health Inc.	208,121	210
*,1	Cleanspark Inc.	73,000	203
	Ebix Inc.	15,336	202
*	Asure Software Inc.	13,700	199
*	Daktronics Inc.	33,219	188
*	Unisys Corp.	48,242	187
*	EverQuote Inc. Class A	12,900	179
*	Ouster Inc.	213,609	179
*,1	SkyWater Technology Inc.	15,297	174
*	EverCommerce Inc.	16,492	174
*	MeridianLink Inc.	9,754	169
*,1	Rumble Inc.	16,400	164
*	Enfusion Inc. Class A	14,958	157
*	FiscalNote Holdings Inc.	70,600	157
	Richardson Electronics Ltd.	7,000	156
*	Tucows Inc. Class A	7,729	150
*	Brightcove Inc.	33,486	149
*,1	eMagin Corp.	70,432	146
*,1	CoreCard Corp.	4,500	136
*	TrueCar Inc.	59,207	136
*	Everspin Technologies Inc.	19,613	134
*	Identiv Inc.	21,679	133
*	AXT Inc.	32,600	130
*	Blend Labs Inc. Class A	130,700	130
*	eGain Corp.	16,436	125
*	Innodata Inc.	14,173	121
*	Nextdoor Holdings Inc.	56,000	120
*	Veritone Inc.	20,477	119
*,1	Red Violet Inc.	6,626	117

		Shares	Market Value ($000)
*	Rimini Street Inc.	27,624	114
*	Amtech Systems Inc.	11,877	113
*	Innovid Corp.	80,434	113
*	Intevac Inc.	15,339	112
*,1	Terawulf Inc.	119,000	112
*	Applied Digital Corp.	49,400	111
*	System1 Inc.	25,300	109
*	Aeva Technologies Inc.	90,600	108
*,1	Atomera Inc.	16,254	104
*	Telos Corp.	38,079	96
*	1stdibs.com Inc.	23,800	94
*	Weave Communications Inc.	18,572	92
*	Upland Software Inc.	21,208	91
*,1	BuzzFeed Inc.	78,100	88
*,1	Porch Group Inc.	60,900	87
*	Rackspace Technology Inc.	41,198	77
*	Edgio Inc.	96,551	76
*	Synchronoss Technologies Inc.	80,600	76
*,1	Vroom Inc.	83,000	75
*	comScore Inc.	58,400	72
*	Diebold Nixdorf Inc.	59,335	71
*	SecureWorks Corp. Class A	8,244	71
*	Kopin Corp.	64,443	70
*,1	KULR Technology Group Inc.	79,473	70
*	Flux Power Holdings Inc.	14,200	69
*	VirnetX Holding Corp.	52,143	68
*,1	NextNav Inc.	33,050	67
*	SEMrush Holdings Inc. Class A	6,497	65
*	Skillz Inc. Class A	109,300	65
*,1	Transphorm Inc.	16,300	65
[1]	Park City Group Inc.	9,689	61
*,1	Groupon Inc. Class A	14,600	61
*,1	Alpine 4 Holdings Inc.	117,100	60
*	WM Technology Inc.	69,888	59
*	Computer Task Group Inc.	7,990	58
*	Beachbody Co. Inc.	116,800	56
*,1	Embark Technology Inc.	19,800	56
*	Pixelworks Inc.	32,934	49
*,1	Phunware Inc.	67,200	48
*	Smith Micro Software Inc.	40,208	47
	CSP Inc.	3,181	43
*,1	Vinco Ventures Inc.	134,900	43
*	Quantum Corp.	33,700	39
*,1	CVD Equipment Corp.	2,737	36
*	AstroNova Inc.	2,465	35
*	TransAct Technologies Inc.	5,458	34
*	EMCORE Corp.	28,435	33
*	Zedge Inc. Class B	12,613	25
*	Streamline Health Solutions Inc.	11,428	21
*	Inuvo Inc.	65,578	19
*,1	Super League Gaming Inc.	34,300	19
*	Issuer Direct Corp.	848	18
*,1	Cipher Mining Inc.	7,848	18
*	Data I/O Corp.	3,396	17
*,1	IronNet Inc.	49,500	17
*	GSI Technology Inc.	9,342	16
*	Key Tronic Corp.	2,174	16
*,1	Verb Technology Co. Inc.	103,800	12

		Shares	Market Value ($000)
*	Cyxtera Technologies Inc.	29,000	9
*	authID Inc.	17,600	8
*	QuickLogic Corp.	937	6
*	BSQUARE Corp.	4,685	5
*	Kubient Inc.	6,900	5
*	Intrusion Inc.	3,079	4
*	Mastech Digital Inc.	260	3
*	Backblaze Inc. Class A	596	3
*	Arteris Inc.	510	2
			8,127,696
Telecommunications (1.4%)
	Cisco Systems Inc.	2,736,338	143,042
	Comcast Corp. Class A	3,122,901	118,389
	Verizon Communications Inc.	2,807,510	109,184
	AT&T Inc.	5,297,940	101,985
*	T-Mobile US Inc.	452,913	65,600
	Motorola Solutions Inc.	124,275	35,559
*	Arista Networks Inc.	170,788	28,668
*	Charter Communications Inc. Class A	67,988	24,313
	Juniper Networks Inc.	241,716	8,320
*	Liberty Broadband Corp. Class C	91,578	7,482
*	Roku Inc. Class A	90,253	5,940
*	Ciena Corp.	110,687	5,813
	Iridium Communications Inc.	84,051	5,205
*	Frontier Communications Parent Inc.	180,236	4,104
	Cable One Inc.	4,294	3,014
*	Lumentum Holdings Inc.	48,295	2,608
*	Calix Inc.	41,225	2,209
	Cogent Communications Holdings Inc.	31,838	2,029
	Lumen Technologies Inc.	751,789	1,992
*	Extreme Networks Inc.	95,215	1,821
*	Viasat Inc.	53,446	1,809
*	Viavi Solutions Inc.	162,673	1,762
*	DISH Network Corp. Class A	180,225	1,682
	InterDigital Inc.	22,070	1,609
*	Harmonic Inc.	84,573	1,234
*	Infinera Corp.	145,087	1,126
*	CommScope Holding Co. Inc.	141,900	904
*	Digi International Inc.	25,720	866
	ADTRAN Holdings Inc.	54,634	866
*	Liberty Broadband Corp. Class A	10,222	839
	Telephone & Data Systems Inc.	74,348	781
	Shenandoah Telecommunications Co.	36,710	698
*	Gogo Inc.	47,220	685
*	Globalstar Inc.	528,607	613
*	Altice USA Inc. Class A	172,745	591
*	EchoStar Corp. Class A	27,919	511
*	IDT Corp. Class B	14,997	511
*	Clearfield Inc.	9,579	446
*,1	Lightwave Logic Inc.	79,946	418
*	Xperi Inc.	36,500	399
*	WideOpenWest Inc.	35,637	379
*	Anterix Inc.	11,305	374
	Bel Fuse Inc. Class B	9,400	353
*	NETGEAR Inc.	18,962	351
	ATN International Inc.	8,375	343
*	8x8 Inc.	81,172	338
	Comtech Telecommunications Corp.	22,650	283

		Shares	Market Value ($000)
*	Aviat Networks Inc.	7,168	247
*	Ooma Inc.	19,530	244
*,1	AST SpaceMobile Inc. Class A	44,700	227
*	Ribbon Communications Inc.	63,300	216
*	United States Cellular Corp.	10,230	212
*	Cambium Networks Corp.	11,400	202
*,1	fuboTV Inc.	146,954	178
*	Consolidated Communications Holdings Inc.	54,100	140
*	DZS Inc.	16,287	129
*	Powerfleet Inc.	36,995	127
*,1	Akoustis Technologies Inc.	40,854	126
*,1	Kaltura Inc.	61,000	117
*	KVH Industries Inc.	9,132	104
	PCTEL Inc.	22,900	97
*	Charge Enterprises Inc.	79,700	88
*	Applied Optoelectronics Inc.	35,600	79
	Spok Holdings Inc.	7,800	79
*	CalAmp Corp.	21,071	76
*	Lantronix Inc.	14,911	65
*	Airgain Inc.	8,585	46
*	Casa Systems Inc.	34,412	44
*	Inseego Corp.	68,062	40
*	Genasys Inc.	13,190	39
	Crexendo Inc.	5,700	9
*	ClearOne Inc.	4,114	6
	Network-1 Technologies Inc.	2,710	6
*	Optical Cable Corp.	476	2
			700,993
Utilities (1.9%)
	NextEra Energy Inc.	1,500,027	115,622
	Southern Co.	808,166	56,232
	Duke Energy Corp.	571,150	55,099
	Waste Management Inc.	302,891	49,423
	Sempra Energy	233,433	35,286
	American Electric Power Co. Inc.	381,758	34,736
	Dominion Energy Inc.	621,021	34,721
	Exelon Corp.	737,654	30,900
	Xcel Energy Inc.	408,883	27,575
*	PG&E Corp.	1,646,659	26,627
	Waste Connections Inc.	191,180	26,587
	Consolidated Edison Inc.	263,544	25,213
	Public Service Enterprise Group Inc.	370,602	23,144
	WEC Energy Group Inc.	234,571	22,235
	American Water Works Co. Inc.	143,554	21,029
	Republic Services Inc. Class A	152,712	20,650
	Eversource Energy	259,333	20,295
	Edison International	284,557	20,087
	Constellation Energy Corp.	242,851	19,064
	Entergy Corp.	156,896	16,904
	Ameren Corp.	191,898	16,578
	FirstEnergy Corp.	403,045	16,146
	PPL Corp.	544,875	15,142
	CenterPoint Energy Inc.	465,603	13,717
	DTE Energy Co.	122,180	13,384
	CMS Energy Corp.	216,693	13,301
	AES Corp.	496,671	11,960
	Atmos Energy Corp.	105,379	11,840
	Evergy Inc.	169,716	10,373

		Shares	Market Value ($000)
	Alliant Energy Corp.	186,621	9,966
	NiSource Inc.	304,517	8,514
	Essential Utilities Inc.	175,529	7,662
	Vistra Corp.	296,003	7,104
	Pinnacle West Capital Corp.	83,808	6,641
	NRG Energy Inc.	170,768	5,856
	OGE Energy Corp.	148,624	5,597
*	Clean Harbors Inc.	38,183	5,443
	UGI Corp.	156,444	5,438
*	Evoqua Water Technologies Corp.	91,598	4,554
	IDACORP Inc.	37,556	4,068
	National Fuel Gas Co.	68,362	3,947
	New Jersey Resources Corp.	72,759	3,871
	ONE Gas Inc.	41,664	3,301
	Portland General Electric Co.	67,201	3,286
	Ormat Technologies Inc.	37,655	3,192
	Black Hills Corp.	49,332	3,113
	Hawaiian Electric Industries Inc.	80,997	3,110
	Southwest Gas Holdings Inc.	49,521	3,093
*	Casella Waste Systems Inc. Class A	37,363	3,088
*	Sunrun Inc.	151,567	3,054
	PNM Resources Inc.	61,864	3,012
*	Stericycle Inc.	67,958	2,964
	ALLETE Inc.	43,184	2,780
	NorthWestern Corp.	45,035	2,606
	Spire Inc.	36,455	2,557
	California Water Service Group	41,758	2,430
	American States Water Co.	27,294	2,426
	Avista Corp.	55,040	2,336
	Avangrid Inc.	57,637	2,299
	MGE Energy Inc.	26,169	2,033
	Clearway Energy Inc. Class C	57,782	1,810
	SJW Group	21,006	1,599
	Chesapeake Utilities Corp.	12,278	1,572
	Northwest Natural Holding Co.	25,775	1,226
*	Sunnova Energy International Inc.	72,464	1,132
	Middlesex Water Co.	12,757	997
	Clearway Energy Inc. Class A	29,143	875
	Unitil Corp.	11,718	668
	York Water Co.	11,768	526
*	Harsco Corp.	61,710	422
*,1	Vertex Energy Inc.	42,599	421
*	Heritage-Crystal Clean Inc.	11,461	408
	Artesian Resources Corp. Class A	6,216	344
*,1	NuScale Power Corp.	31,200	284
	Excelerate Energy Inc. Class A	12,138	269
	Genie Energy Ltd. Class B	13,020	180
*	Perma-Fix Environmental Services Inc.	14,205	167
*	Altus Power Inc. Class A	29,800	163
	Global Water Resources Inc.	11,264	140
	RGC Resources Inc.	5,719	133
*,1	Cadiz Inc.	31,280	126
*	Pure Cycle Corp.	12,111	114
	Aris Water Solutions Inc. Class A	14,434	112
*	Quest Resource Holding Corp.	16,000	98
*	Aqua Metals Inc.	95,200	95

			Shares	Market Value ($000)
Via Renewables Inc. Class A			1,809	33
				947,125
Total Common Stocks (Cost $9,040,008)				29,740,182
Preferred Stocks (0.0%)
FAT Brands Inc. Pfd., 8.250%, 5/10/23			346	6
Air T Funding Pfd., 8.000%, 6/7/24			28	—
Total Preferred Stocks (Cost $5)				6
	Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.1%)
U.S. Government Securities (17.7%)
United States Treasury Note/Bond	1.500%	2/29/24	30,976	30,104
United States Treasury Note/Bond	2.125%	2/29/24	10,040	9,808
United States Treasury Note/Bond	2.125%	3/31/24	20,948	20,441
United States Treasury Note/Bond	2.250%	3/31/24	75,085	73,325
United States Treasury Note/Bond	0.375%	4/15/24	59,975	57,389
United States Treasury Note/Bond	2.000%	4/30/24	20,345	19,779
United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,495
United States Treasury Note/Bond	0.250%	5/15/24	29,650	28,269
United States Treasury Note/Bond	2.500%	5/15/24	54,662	53,441
United States Treasury Note/Bond	2.000%	5/31/24	38,427	37,334
United States Treasury Note/Bond	2.500%	5/31/24	19,060	18,625
United States Treasury Note/Bond	0.250%	6/15/24	26,083	24,795
United States Treasury Note/Bond	1.750%	6/30/24	23,576	22,802
United States Treasury Note/Bond	2.000%	6/30/24	30,635	29,716
United States Treasury Note/Bond	0.375%	7/15/24	42,593	40,443
United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,069
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,273
United States Treasury Note/Bond	3.000%	7/31/24	240	236
United States Treasury Note/Bond	0.375%	8/15/24	53,215	50,388
United States Treasury Note/Bond	2.375%	8/15/24	32,871	31,993
United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,482
United States Treasury Note/Bond	0.375%	9/15/24	57,320	54,149
United States Treasury Note/Bond	1.500%	9/30/24	22,661	21,733
United States Treasury Note/Bond	0.625%	10/15/24	105,015	99,305
United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,227
United States Treasury Note/Bond	4.375%	10/31/24	21,538	21,562
United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,571
United States Treasury Note/Bond	2.250%	11/15/24	46,200	44,742
United States Treasury Note/Bond	7.500%	11/15/24	675	708
United States Treasury Note/Bond	1.500%	11/30/24	33,166	31,720
United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,356
United States Treasury Note/Bond	1.000%	12/15/24	78,843	74,704
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,002
United States Treasury Note/Bond	2.250%	12/31/24	3,167	3,063
United States Treasury Note/Bond	4.250%	12/31/24	775	776
United States Treasury Note/Bond	1.500%	2/15/25	42,545	40,524
United States Treasury Note/Bond	2.000%	2/15/25	45,361	43,603
United States Treasury Note/Bond	1.125%	2/28/25	32,270	30,505
United States Treasury Note/Bond	2.750%	2/28/25	14,545	14,181
United States Treasury Note/Bond	4.625%	2/28/25	2,545	2,570
United States Treasury Note/Bond	1.750%	3/15/25	40,450	38,680
United States Treasury Note/Bond	0.500%	3/31/25	177,241	165,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	4/15/25	73,052	70,975
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	60,459
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	52,213
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	38,757
	United States Treasury Note/Bond	2.750%	5/15/25	43,030	41,894
	United States Treasury Note/Bond	0.250%	5/31/25	37,490	34,590
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	24,730
	United States Treasury Note/Bond	2.875%	6/15/25	120,615	117,750
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	14,791
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,398
	United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,746
	United States Treasury Note/Bond	0.250%	7/31/25	67,172	61,672
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	34,135
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	50,464
	United States Treasury Note/Bond	3.125%	8/15/25	98,023	96,170
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,068
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,975
	United States Treasury Note/Bond	3.500%	9/15/25	35,560	35,216
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	36,144
[6]	United States Treasury Note/Bond	4.250%	10/15/25	142,290	143,402
	United States Treasury Note/Bond	0.250%	10/31/25	25,440	23,190
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,115
	United States Treasury Note/Bond	4.500%	11/15/25	85,950	87,212
	United States Treasury Note/Bond	0.375%	11/30/25	79,350	72,382
	United States Treasury Note/Bond	4.000%	12/15/25	1,425	1,430
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,237
	United States Treasury Note/Bond	3.875%	1/15/26	34,457	34,468
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	71,517
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	56,360
	United States Treasury Note/Bond	4.000%	2/15/26	126,868	127,383
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	49,386
	United States Treasury Note/Bond	4.625%	3/15/26	124,485	127,325
	United States Treasury Note/Bond	0.750%	3/31/26	69,340	63,435
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,422
	United States Treasury Note/Bond	0.750%	4/30/26	7,546	6,879
	United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,369
	United States Treasury Note/Bond	1.625%	5/15/26	27,216	25,477
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,121
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,911
	United States Treasury Note/Bond	0.875%	6/30/26	64,211	58,552
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,244
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	45,977
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,824
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	47,561
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,370
	United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,524
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	58,580
	United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,212
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	18,995
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	47,861
	United States Treasury Note/Bond	6.500%	11/15/26	910	991
	United States Treasury Note/Bond	1.250%	11/30/26	9,805	8,969
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,683
	United States Treasury Note/Bond	1.250%	12/31/26	41,157	37,594
	United States Treasury Note/Bond	1.750%	12/31/26	22,466	20,914
	United States Treasury Note/Bond	1.500%	1/31/27	41,509	38,214
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,827
	United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.875%	2/28/27	808	754
United States Treasury Note/Bond	0.625%	3/31/27	24,045	21,321
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,808
United States Treasury Note/Bond	0.500%	4/30/27	45,073	39,685
United States Treasury Note/Bond	2.750%	4/30/27	28,705	27,664
United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,785
United States Treasury Note/Bond	0.500%	5/31/27	67,015	58,795
United States Treasury Note/Bond	2.625%	5/31/27	27,640	26,504
United States Treasury Note/Bond	0.500%	6/30/27	19,470	17,051
United States Treasury Note/Bond	3.250%	6/30/27	890	875
United States Treasury Note/Bond	0.375%	7/31/27	52,975	46,014
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,986
United States Treasury Note/Bond	2.250%	8/15/27	44,310	41,797
United States Treasury Note/Bond	0.500%	8/31/27	6,844	5,965
United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,323
United States Treasury Note/Bond	0.375%	9/30/27	45,460	39,302
United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,827
United States Treasury Note/Bond	0.500%	10/31/27	56,885	49,357
United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,725
United States Treasury Note/Bond	2.250%	11/15/27	49,833	46,882
United States Treasury Note/Bond	6.125%	11/15/27	775	855
United States Treasury Note/Bond	0.625%	11/30/27	69,305	60,414
United States Treasury Note/Bond	3.875%	11/30/27	38,825	39,225
United States Treasury Note/Bond	0.625%	12/31/27	74,020	64,374
United States Treasury Note/Bond	3.875%	12/31/27	4,878	4,930
United States Treasury Note/Bond	0.750%	1/31/28	61,625	53,816
United States Treasury Note/Bond	3.500%	1/31/28	37,163	36,971
United States Treasury Note/Bond	2.750%	2/15/28	20,868	20,043
United States Treasury Note/Bond	1.125%	2/29/28	69,625	61,814
United States Treasury Note/Bond	4.000%	2/29/28	21,920	22,317
United States Treasury Note/Bond	1.250%	3/31/28	72,966	65,088
United States Treasury Note/Bond	3.625%	3/31/28	36,775	36,832
United States Treasury Note/Bond	1.250%	4/30/28	64,511	57,435
United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,577
United States Treasury Note/Bond	1.250%	5/31/28	68,185	60,621
United States Treasury Note/Bond	1.250%	6/30/28	103,749	92,077
United States Treasury Note/Bond	1.000%	7/31/28	84,064	73,477
United States Treasury Note/Bond	2.875%	8/15/28	53,510	51,537
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,319
United States Treasury Note/Bond	1.125%	8/31/28	46,850	41,133
United States Treasury Note/Bond	1.250%	9/30/28	113,870	100,473
United States Treasury Note/Bond	1.375%	10/31/28	54,550	48,396
United States Treasury Note/Bond	3.125%	11/15/28	27,149	26,462
United States Treasury Note/Bond	5.250%	11/15/28	14,810	16,002
United States Treasury Note/Bond	1.500%	11/30/28	76,835	68,527
United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,213
United States Treasury Note/Bond	1.750%	1/31/29	56,105	50,644
United States Treasury Note/Bond	2.625%	2/15/29	53,000	50,242
United States Treasury Note/Bond	1.875%	2/28/29	39,895	36,242
United States Treasury Note/Bond	2.375%	3/31/29	45,010	42,014
United States Treasury Note/Bond	2.875%	4/30/29	18,210	17,482
United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,759
United States Treasury Note/Bond	3.250%	6/30/29	32,740	32,095
United States Treasury Note/Bond	2.625%	7/31/29	15,150	14,329
United States Treasury Note/Bond	1.625%	8/15/29	19,267	17,184
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,948
United States Treasury Note/Bond	3.125%	8/31/29	43,880	42,721
United States Treasury Note/Bond	3.875%	9/30/29	31,540	32,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	10/31/29	43,225	44,272
United States Treasury Note/Bond	1.750%	11/15/29	14,500	13,021
United States Treasury Note/Bond	3.875%	11/30/29	15,501	15,767
United States Treasury Note/Bond	3.875%	12/31/29	1,276	1,299
United States Treasury Note/Bond	3.500%	1/31/30	28,360	28,245
United States Treasury Note/Bond	1.500%	2/15/30	52,129	45,702
United States Treasury Note/Bond	4.000%	2/28/30	38,267	39,283
United States Treasury Note/Bond	3.625%	3/31/30	30,815	30,959
United States Treasury Note/Bond	0.625%	5/15/30	71,827	58,797
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,999
United States Treasury Note/Bond	0.625%	8/15/30	88,711	72,286
United States Treasury Note/Bond	0.875%	11/15/30	94,936	78,574
United States Treasury Note/Bond	1.125%	2/15/31	81,068	68,249
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,986
United States Treasury Note/Bond	1.625%	5/15/31	91,688	79,683
United States Treasury Note/Bond	1.250%	8/15/31	104,807	87,907
United States Treasury Note/Bond	1.375%	11/15/31	111,466	94,067
United States Treasury Note/Bond	1.875%	2/15/32	94,466	82,894
United States Treasury Note/Bond	2.875%	5/15/32	74,169	70,576
United States Treasury Note/Bond	2.750%	8/15/32	85,840	80,770
United States Treasury Note/Bond	4.125%	11/15/32	83,304	87,547
United States Treasury Note/Bond	3.500%	2/15/33	93,533	93,679
United States Treasury Note/Bond	4.500%	2/15/36	10,234	11,363
United States Treasury Note/Bond	5.000%	5/15/37	14,986	17,454
United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,604
United States Treasury Note/Bond	4.500%	5/15/38	6,044	6,696
United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,314
United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,499
United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,966
United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,758
United States Treasury Note/Bond	4.625%	2/15/40	10,000	11,242
United States Treasury Note/Bond	1.125%	5/15/40	35,285	23,465
United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,601
United States Treasury Note/Bond	1.125%	8/15/40	37,305	24,621
United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,655
United States Treasury Note/Bond	1.375%	11/15/40	57,480	39,509
United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,630
United States Treasury Note/Bond	1.875%	2/15/41	51,471	38,450
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,792
United States Treasury Note/Bond	2.250%	5/15/41	48,760	38,696
United States Treasury Note/Bond	4.375%	5/15/41	11,000	11,959
United States Treasury Note/Bond	1.750%	8/15/41	65,196	47,165
United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,972
United States Treasury Note/Bond	2.000%	11/15/41	31,715	23,900
United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,953
United States Treasury Note/Bond	2.375%	2/15/42	44,662	35,890
United States Treasury Note/Bond	3.125%	2/15/42	12,579	11,404
United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,602
United States Treasury Note/Bond	3.250%	5/15/42	23,570	21,732
United States Treasury Note/Bond	2.750%	8/15/42	13,006	11,051
United States Treasury Note/Bond	3.375%	8/15/42	36,648	34,386
United States Treasury Note/Bond	2.750%	11/15/42	15,070	12,767
United States Treasury Note/Bond	4.000%	11/15/42	32,473	33,336
United States Treasury Note/Bond	3.125%	2/15/43	6,046	5,429
United States Treasury Note/Bond	3.875%	2/15/43	27,302	27,545
United States Treasury Note/Bond	2.875%	5/15/43	25,464	21,971
United States Treasury Note/Bond	3.625%	8/15/43	23,297	22,584
United States Treasury Note/Bond	3.750%	11/15/43	19,000	18,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	19,154
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	21,000
	United States Treasury Note/Bond	3.125%	8/15/44	23,700	21,123
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	18,843
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	24,976
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	21,671
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	29,456
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	14,333
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	24,278
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	25,995
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	22,165
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	10,594
	United States Treasury Note/Bond	3.000%	2/15/47	19,275	16,766
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	22,248
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	26,704
	United States Treasury Note/Bond	2.750%	11/15/47	26,850	22,332
	United States Treasury Note/Bond	3.000%	2/15/48	36,738	32,037
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	33,746
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	35,793
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	25,142
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	4,375
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	21,796
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	26,782
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	26,922
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	29,670
	United States Treasury Note/Bond	1.250%	5/15/50	49,701	28,889
	United States Treasury Note/Bond	1.375%	8/15/50	59,370	35,650
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	37,659
	United States Treasury Note/Bond	1.875%	2/15/51	64,930	44,335
	United States Treasury Note/Bond	2.375%	5/15/51	64,773	49,723
	United States Treasury Note/Bond	2.000%	8/15/51	53,285	37,466
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	31,095
	United States Treasury Note/Bond	2.250%	2/15/52	59,632	44,463
	United States Treasury Note/Bond	2.875%	5/15/52	55,652	47,600
	United States Treasury Note/Bond	3.000%	8/15/52	29,543	25,952
	United States Treasury Note/Bond	4.000%	11/15/52	61,624	65,398
	United States Treasury Note/Bond	3.625%	2/15/53	50,650	50,294
					8,787,224
Agency Bonds and Notes (0.4%)
[7]	AID-Israel	5.500%	4/26/24	1,400	1,412
[7]	AID-Israel	5.500%	9/18/33	400	443
[7]	AID-Jordan	3.000%	6/30/25	400	388
	Federal Farm Credit Banks	2.625%	5/3/24	1,400	1,370
	Federal Farm Credit Banks	2.625%	5/16/24	3,135	3,065
	Federal Farm Credit Banks	2.625%	6/10/24	1,395	1,363
	Federal Farm Credit Banks	3.250%	6/17/24	1,515	1,490
	Federal Farm Credit Banks	3.100%	6/28/24	1,200	1,178
	Federal Farm Credit Banks	3.375%	8/26/24	5,000	4,921
	Federal Farm Credit Banks	4.250%	9/26/24	3,950	3,937
	Federal Farm Credit Banks	0.875%	11/18/24	876	828
	Federal Farm Credit Banks	4.500%	11/18/24	3,970	3,973
	Federal Farm Credit Banks	4.250%	12/20/24	1,000	999
	Federal Farm Credit Banks	1.125%	1/6/25	930	881
	Federal Farm Credit Banks	4.500%	1/10/25	1,591	1,597
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,425
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,210
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,337
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	3.875%	2/2/26	500	498
	Federal Farm Credit Banks	4.750%	3/9/26	700	715
	Federal Home Loan Banks	2.875%	6/14/24	2,500	2,449
	Federal Home Loan Banks	3.125%	6/14/24	3,300	3,242
	Federal Home Loan Banks	4.875%	6/14/24	775	777
	Federal Home Loan Banks	2.750%	6/28/24	3,560	3,480
[8]	Federal Home Loan Banks	3.000%	7/8/24	1,500	1,470
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,910
	Federal Home Loan Banks	5.375%	8/15/24	815	824
	Federal Home Loan Banks	4.875%	9/13/24	1,040	1,045
	Federal Home Loan Banks	4.500%	10/3/24	2,550	2,551
[8]	Federal Home Loan Banks	1.000%	12/20/24	900	851
	Federal Home Loan Banks	5.000%	2/28/25	3,675	3,726
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,252
	Federal Home Loan Banks	0.375%	9/4/25	800	733
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,417
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,920
	Federal Home Loan Banks	4.250%	12/10/27	4,000	4,075
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,625
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,914
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,173
[9]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,761
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,137
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,603
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,648
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,266
[9]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	1,984
[9]	Federal National Mortgage Assn.	2.625%	9/6/24	660	643
[9]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,729
[9]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,308
[9]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,773
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,499
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,768
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,516
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,712
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,444
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,258
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,877
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,453
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,691
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	11,019
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,478
[8]	Private Export Funding Corp.	2.450%	7/15/24	525	509
[8]	Private Export Funding Corp.	1.750%	11/15/24	280	267
[8]	Private Export Funding Corp.	3.250%	6/15/25	175	170
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	698
	Tennessee Valley Authority	2.875%	9/15/24	954	932
	Tennessee Valley Authority	0.750%	5/15/25	500	465
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,103
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	960
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,525
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,377
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,345
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	597
	Tennessee Valley Authority	4.650%	6/15/35	500	515
	Tennessee Valley Authority	5.880%	4/1/36	785	902
	Tennessee Valley Authority	5.500%	6/15/38	225	247
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	3.500%	12/15/42	200	169
	Tennessee Valley Authority	4.250%	9/15/52	500	461
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,785
	Tennessee Valley Authority	4.625%	9/15/60	519	515
	Tennessee Valley Authority	4.250%	9/15/65	700	656
					192,109
Conventional Mortgage-Backed Securities (8.0%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,163	1,081
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	21,200	19,996
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	70,964	65,810
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	74,152	70,407
[8,9]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	42,655	41,630
[8,9]	Freddie Mac Gold Pool	4.500%	5/1/23–1/1/49	18,424	18,500
[8,9]	Freddie Mac Gold Pool	5.000%	5/1/23–1/1/49	6,301	6,441
[8,9]	Freddie Mac Gold Pool	5.500%	12/1/23–6/1/41	5,546	5,720
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,961	3,090
[8,9]	Freddie Mac Gold Pool	7.000%	9/1/23–12/1/38	230	237
[8,9]	Freddie Mac Gold Pool	7.500%	2/1/24–1/1/32	20	20
[8,9]	Freddie Mac Gold Pool	8.000%	8/1/24–1/1/31	16	19
[8,9]	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	1	1
[8,9]	Freddie Mac Gold Pool	9.000%	7/1/24–5/1/25	1	1
[8]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	3,796	3,499
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	4,119	4,016
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	5,917	5,717
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	5,410	5,482
[8]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	3,414	3,541
[8]	Ginnie Mae I Pool	6.000%	6/15/32	58	59
[8]	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	466	470
[8]	Ginnie Mae I Pool	7.000%	8/15/23–8/15/32	181	186
[8]	Ginnie Mae I Pool	7.500%	6/15/23–3/15/32	41	42
[8]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	34	37
[8]	Ginnie Mae I Pool	8.500%	7/15/24–6/15/30	5	5
[8]	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	1	1
[8]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,538	3,709
[8,10]	Ginnie Mae II Pool	2.000%	8/20/50–4/15/53	174,698	148,779
[8,10]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/53	177,003	156,083
[8,10]	Ginnie Mae II Pool	3.000%	2/20/27–4/15/53	175,869	161,582
[8]	Ginnie Mae II Pool	3.500%	9/20/25–8/20/52	134,864	128,217
[8]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	90,624	88,525
[8,10]	Ginnie Mae II Pool	4.500%	11/20/35–4/15/53	71,749	71,345
[8,10]	Ginnie Mae II Pool	5.000%	5/20/39–4/15/53	46,749	47,021
[8,10]	Ginnie Mae II Pool	5.500%	10/20/52–4/15/53	27,476	27,785
[8,10]	Ginnie Mae II Pool	6.000%	12/20/52–4/15/53	13,715	13,971
[8,10]	Ginnie Mae II Pool	6.500%	12/20/35–4/15/53	5,411	5,574
[8]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	29	30
[8,9]	UMBS Pool	1.500%	7/1/35–9/1/51	234,916	193,081
[8,9,10]	UMBS Pool	2.000%	11/1/23–4/25/53	942,827	795,214
[8,9,10]	UMBS Pool	2.500%	1/1/27–4/25/53	676,473	591,664
[8,9,10]	UMBS Pool	3.000%	1/1/26–4/25/53	423,387	386,959
[8,9,10]	UMBS Pool	3.500%	9/1/25–4/25/53	256,718	242,516
[8,9,10]	UMBS Pool	4.000%	2/1/24–4/25/53	213,669	207,239
[8,9]	UMBS Pool	4.500%	4/1/23–2/1/53	158,422	156,942
[8,9,10]	UMBS Pool	5.000%	4/1/23–4/25/53	118,939	119,489
[8,9,10]	UMBS Pool	5.500%	7/1/25–4/25/53	74,547	75,832
[8,9,10]	UMBS Pool	6.000%	4/1/24–4/25/53	38,612	39,709
[8,9,10]	UMBS Pool	6.500%	1/1/53–4/25/53	13,947	14,434
[8,9]	UMBS Pool	7.000%	6/1/23–11/1/37	683	729
[8,9]	UMBS Pool	7.500%	9/1/23–12/1/32	49	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	UMBS Pool	8.000%	9/1/24–10/1/30	5	5
[8,9]	UMBS Pool	8.500%	10/1/24–7/1/30	9	9
[8,9]	UMBS Pool	9.000%	9/1/24–6/1/26	2	3
					3,932,506
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.839%	12/1/41	20	21
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	51	51
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.434%	3.684%	7/1/36	7	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.850%	3/1/43	86	87
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	50	51
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	15	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	10	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.331%	7/1/43	121	123
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	3.731%	6/1/43	30	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	33	34
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	3	4
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	33	34
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	3.864%	10/1/42	30	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.489%	6/1/42	65	66
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	7	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	3.935%	12/1/33	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.314%	5/1/40	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39–9/1/42	61	62
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	3.866%	8/1/39	39	39
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	7	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	23	24
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	30	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.727%	3.477%	6/1/41	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.728%	3.897%	5/1/42	33	33
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.852%	7/1/41	48	49
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	7	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.753%	3.985%	9/1/43	50	52
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	4.023%	5/1/42	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.775%	4.051%	11/1/39	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.054%	7/1/42	36	37
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.899%	3/1/42	32	33
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	37	38
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	75	77
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.037%	2/1/42	104	105
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	30	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33–12/1/40	24	25
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.812%	4.193%	3/1/41	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	15	16
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.459%	5/1/41	22	23
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40–12/1/41	47	48
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	12	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	3.758%	2/1/42	24	25
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	25	26
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	28	28
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	4	5
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.153%	2/1/41	10	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	4.012%	9/1/40	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.066%	11/1/34	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	23	24
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	35	35
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	8	8
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.237%	4/1/37	10	10
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	16	17
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.275%	2.650%	9/1/37	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.390%	5/1/42	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36–11/1/43	56	57
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.073%	2/1/37	14	14
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.996%	1/1/35	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	11	11
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	22	22
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.000%	12/1/41	28	28
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	11	11
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.016%	3/1/42	16	16
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	9	9
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	8	8
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	1	1
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.863%	6/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40–12/1/40	20	21
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	24	24
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	2	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	3.601%	6/1/40	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	4.325%	2/1/42	14	14
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	18	19
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40–11/1/40	13	13
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.375%	5/1/36	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	16	17
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.489%	2/1/36	13	13
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	4.534%	10/1/36	16	16
[8,9,11]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	5.187%	1/1/37	34	34
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41–3/20/43	401	394
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38–12/20/43	308	303
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	178	177
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38	3	3
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39–12/20/40	37	37
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	4	4
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	9	9
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	5	5
					3,099
Total U.S. Government and Agency Obligations (Cost $14,263,023)					12,914,938
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[8]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	50	50
[8]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	103	103
[8]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	563
[8]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	48
[8]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	653
[8]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	201
[8]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,903
[8]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,490
[8]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,914
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	144
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	92
[8]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	61	60
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	96
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	91
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	228
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	102
[8]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	966
[8]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	238
[8]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	537
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	96	93
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	286
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	748
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	648
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	319
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	163
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	912
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	694
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	446
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	255
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	279
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	557
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	92
[8]	BANK Series 2017-BNK8	4.096%	11/15/50	250	200
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	277	264
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	558
[8]	BANK Series 2018-BNK10	3.641%	2/15/61	121	116
[8]	BANK Series 2018-BNK10	3.688%	2/15/61	400	374
[8]	BANK Series 2018-BNK10	3.898%	2/15/61	150	137
[8]	BANK Series 2018-BNK11	4.046%	3/15/61	400	379
[8]	BANK Series 2018-BNK12	4.255%	5/15/61	500	483
[8]	BANK Series 2018-BNK12	4.353%	5/15/61	150	145
[8]	BANK Series 2018-BNK13	3.953%	8/15/61	165	155
[8]	BANK Series 2018-BNK13	4.217%	8/15/61	825	788
[8]	BANK Series 2018-BNK14	3.966%	9/15/60	100	96
[8]	BANK Series 2018-BNK14	4.128%	9/15/60	161	159
[8]	BANK Series 2018-BNK14	4.231%	9/15/60	250	237
[8]	BANK Series 2018-BNK14	4.481%	9/15/60	175	168
[8]	BANK Series 2018-BNK15	4.407%	11/15/61	470	452
[8]	BANK Series 2019-BNK16	4.005%	2/15/52	275	258
[8]	BANK Series 2019-BNK17	3.714%	4/15/52	360	332
[8]	BANK Series 2019-BNK17	3.976%	4/15/52	75	68
[8]	BANK Series 2019-BNK18	3.584%	5/15/62	640	584
[8]	BANK Series 2019-BNK18	3.826%	5/15/62	200	184
[8]	BANK Series 2019-BNK19	3.183%	8/15/61	550	487
[8]	BANK Series 2019-BNK19	4.030%	8/15/61	140	105
[8]	BANK Series 2019-BNK20	3.011%	9/15/62	725	643
[8]	BANK Series 2019-BNK21	2.851%	10/17/52	595	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BANK Series 2019-BNK21	3.093%	10/17/52	300	264
[8]	BANK Series 2019-BNK22	2.978%	11/15/62	315	275
[8]	BANK Series 2019-BNK23	2.920%	12/15/52	735	640
[8]	BANK Series 2019-BNK23	3.203%	12/15/52	275	243
[8]	BANK Series 2019-BNK24	2.960%	11/15/62	575	500
[8]	BANK Series 2019-BNK24	3.283%	11/15/62	275	238
[8]	BANK Series 2020-BNK25	2.649%	1/15/63	375	320
[8]	BANK Series 2020-BNK25	2.841%	1/15/63	265	228
[8]	BANK Series 2020-BNK26	2.403%	3/15/63	675	565
[8]	BANK Series 2020-BNK26	2.687%	3/15/63	215	183
[8]	BANK Series 2020-BNK27	2.144%	4/15/63	600	489
[8]	BANK Series 2020-BNK27	2.551%	4/15/63	175	147
[8]	BANK Series 2020-BNK28	1.844%	3/15/63	180	143
[8]	BANK Series 2020-BNK29	1.997%	11/15/53	250	197
[8]	BANK Series 2020-BNK30	1.925%	12/15/53	300	238
[8]	BANK Series 2020-BNK30	2.111%	12/15/53	35	28
[8]	BANK Series 2021-BNK31	2.036%	2/15/54	225	180
[8]	BANK Series 2021-BNK31	2.211%	2/15/54	125	100
[8]	BANK Series 2021-BNK32	2.643%	4/15/54	350	292
[8]	BANK Series 2021-BNK33	2.556%	5/15/64	175	145
[8]	BANK Series 2021-BNK34	2.438%	6/15/63	675	547
[8]	BANK Series 2021-BNK35	2.285%	6/15/64	400	322
[8]	BANK Series 2021-BNK36	2.470%	9/15/64	600	489
[8]	BANK Series 2021-BNK36	2.695%	9/15/64	175	144
[8]	BANK Series 2021-BNK37	2.618%	11/15/64	600	494
[8]	BANK Series 2022-BNK43	4.399%	8/15/55	800	754
[8]	BANK Series 2022-BNK43	4.830%	8/15/55	175	169
[8]	BANK Series 2023-BNK45	5.203%	2/15/56	250	249
[8]	BANK Series 2023-BNK45	5.651%	2/15/56	150	157
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,014
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	385
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	206
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,011
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	89
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	552
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	335
[8]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	438
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,103
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	301
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	476
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	385
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	118
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	123
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	424
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	91
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	531
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	78
[8]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	312
[8]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	802
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	539
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	418
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	180
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	105	104
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,134
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	591
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	96	96
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	942
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	237
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	479
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,112
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	427
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	120
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	411
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	190
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	92
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	243
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	275
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	112
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	186
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,312
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	272
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	261
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	196
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	229
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	320
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	164
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	702
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	86
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	169
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	58
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	339
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	29
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	418
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	40
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	317
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	500
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	137
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,485
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	211
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	411
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	84
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	452
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	210
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	474
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	279
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	66
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	182
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	61
[8]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	756
[8]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	412
[8]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,192
[8]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	300	261
[8]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	264
[8]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	223
[8]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	98
[8]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	238
[8]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	300	295
[8]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	902
[8]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	128
[8]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	273
[8]	BMO Mortgage Trust Series 2023-C4	5.346%	2/15/56	50	51
[8]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	32	32
[8]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	74
[8]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	822	806
[8]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	769
[8]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	96
[8]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	175	175
[8]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	101
[8]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	16	16
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[8]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	170
[8]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	61
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	466
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	485
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	199
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,196
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	802
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,863
[8]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,764
[8]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,929
[8]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,854
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	379
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	92
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	360
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	216
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	341
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	97
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	176
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	14	14
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	98
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	82	81
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	54
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	27	26
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	987	962
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	70
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	155	150
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	46
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	385	371
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	93
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	475
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	90
[8]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	452
[8]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	162
[8]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	440
[8]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	97
[8]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	425
[8]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	150
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	74	71
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	284
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	66
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	581
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	560
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	50	48
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	470
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	116
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	465
[8]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	272
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	233	225
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	439
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	250
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	29
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	553
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	176
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	373	366
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	408
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	511
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	369
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,273
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	281
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	744
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	186
[8]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	296
[8]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	441
[8]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	963
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	248
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	347
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	7	7
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	272
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	97
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	12	12
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	125	124
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	125	122
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	196
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	139
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	292
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	633
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	766
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	307
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	620
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	296
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	336
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	186	179
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	193
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	135	131
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	397
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	169
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,018
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	233
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	231
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	94
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,007
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	139
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	164
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	78	77
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,136
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	130
[8]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	606
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	850
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	996
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	384
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	157
[8]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	475	458
[8]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	261
[8]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	169
[8]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	95
[8]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	98
[8]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	49
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	25	24
[8]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	59	59
[8]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	225	224
[8]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	198
[8]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	138	138
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	69
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	43
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	147
[8]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	209	208
[8]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	90	90
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	271
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	319
[8]	COMM Mortgage Trust Series 2014-CR14	4.588%	2/10/47	175	170
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	23	23
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	206
[8]	COMM Mortgage Trust Series 2014-CR15	4.622%	2/10/47	105	102
[8]	COMM Mortgage Trust Series 2014-CR15	4.672%	2/10/47	175	165
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	18	18
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	268
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	96
[8]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	10	10
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	122
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	144
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	635
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	144
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	268
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,573	3,481
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	320
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	235
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	14	14
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	198
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	56
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	35
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	340
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	218
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	159
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	139	137
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	778
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	216
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	550
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	474
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	99	97
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	455
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	168
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	308	297
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	406
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	813
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	209	203
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	387
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	312
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	25	25
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	407
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	192
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	191
[8]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	435
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,162
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	274	268
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	117
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	485
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	392
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	131
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	383
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	189
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	162
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	531
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	134	131
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	898
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.106%	8/15/48	200	183
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	101	98
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	481
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	755
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	746
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	235
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	524
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,123
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	238
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,310
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,011
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	892
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	149
[8]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	250	250
[8]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	101
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	382
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	283
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	300
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	559
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	137
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	161
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	799
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	646
[8]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	951
[8]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,848
[8]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,955
[8]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,087
[8]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	77	76
[8]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	132	131
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	242
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	74
[8]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	95
[8]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	86	86
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	201	198
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	103	101
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	169
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	160
[8]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	120
[8]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	141
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	98
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	193
[8]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	95
[8]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	148
[8]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	148
[8]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	101
[8]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	123
[8]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	101
[8]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	103
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	75	76
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	101
[8]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[8,9]	Fannie Mae-Aces Series 2014-M1	3.233%	7/25/23	163	162
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	95	93
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	256	252
[8,9]	Fannie Mae-Aces Series 2014-M7	3.294%	6/25/24	453	443
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	232	227
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	402	392
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	225	219
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	716	692
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	512	495
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	267	258
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	478	461
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	714	693
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	241	231
[8,9]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	548	530
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	519	500
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	323	309
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	339	323
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	526	502
[8,9]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	21	21
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	174	165
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,276	1,204
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	858	809
[8,9]	Fannie Mae-Aces Series 2016-M12	2.450%	9/25/26	888	839
[8,9]	Fannie Mae-Aces Series 2016-M13	2.510%	9/25/26	193	182
[8,9]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	913	860
[8,9]	Fannie Mae-Aces Series 2017-M2	2.815%	2/25/27	779	745
[8,9]	Fannie Mae-Aces Series 2017-M3	2.471%	12/25/26	1,133	1,072
[8,9]	Fannie Mae-Aces Series 2017-M4	2.554%	12/25/26	849	801
[8,9]	Fannie Mae-Aces Series 2017-M5	3.099%	4/25/29	236	226
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	581	559
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,358	1,308
[8,9]	Fannie Mae-Aces Series 2017-M10	2.540%	7/25/24	356	347
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	468
[8,9]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	860	823
[8,9]	Fannie Mae-Aces Series 2017-M14	2.866%	11/25/27	345	327
[8,9]	Fannie Mae-Aces Series 2017-M15	3.154%	11/25/27	984	942
[8,9]	Fannie Mae-Aces Series 2018-M1	2.989%	12/25/27	409	391
[8,9]	Fannie Mae-Aces Series 2018-M2	2.905%	1/25/28	1,356	1,297
[8,9]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	285	268
[8,9]	Fannie Mae-Aces Series 2018-M4	3.086%	3/25/28	574	547
[8,9]	Fannie Mae-Aces Series 2018-M7	3.033%	3/25/28	368	353
[8,9]	Fannie Mae-Aces Series 2018-M10	3.358%	7/25/28	200	192
[8,9]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	850	822
[8,9]	Fannie Mae-Aces Series 2018-M13	3.744%	9/25/30	653	634
[8,9]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	669	654
[8,9]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	673	660
[8,9]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	798	783
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	883	849
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	763	736
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	809	768
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,560	1,476
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,537
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	967	877
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,867
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	112
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,321	1,218
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	179
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	740
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	467	416
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	257
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	292
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	935
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	748
[8,9]	Fannie Mae-Aces Series 2020-M52	1.317%	10/25/30	975	793
[8,9]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	589
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.467%	11/25/30	225	185
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	1,050	847
[8,9]	Fannie Mae-Aces Series 2021-M4	1.464%	2/25/31	4,275	3,539
[8,9]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	1,900	1,535
[8,9]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	215	179
[8,9]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	200	160
[8,9]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	1,046
[8,9]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	1,500	1,244
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	265
[8,9]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	661
[8,9]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	725	610
[8,9]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	922
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,331	1,319
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	49
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,267	1,247
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	19	19
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	833
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	125	123
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,000
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	976
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	40	39
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,299
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	23	23
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	584
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	613	595
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	632
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	39	39
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	512
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	998
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	435
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	730
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	436
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	265
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	670
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	953
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	545
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	972
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	474
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	769
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	966
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,325
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,721
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,250
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	880
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	574
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	839
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	480
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	838
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	264
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	922
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	435
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	481
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	973
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	658
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,538
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	492
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	986
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	255	251
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	789
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,182
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	542
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,397
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,338
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,013
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	83	82
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	782
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,143
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	459
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	863
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	928
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,542
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,069
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,062
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	908
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,667
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	773
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,356
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,267
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,001
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,627
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	854
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	505
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	841
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	188
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	454
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	412
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	577
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,029
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	988
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,324
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	908
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	118	101
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	579
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	48	42
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	577
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,786
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,019
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	738
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	516
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	952
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	223	191
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,520
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	580
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,810
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	422
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	763
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	98	86
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	729
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	469
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	632
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	470
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,762
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	99	93
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	471
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	372
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,522
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	831
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	238
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	373
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	388
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	819
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	272
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	373
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	295
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	294
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	457	452
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	858	847
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,166	1,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	549	538
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,289	1,259
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,140	1,113
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,949
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,153	1,131
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	939	919
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	980	962
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,516
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,981	1,898
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,602
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,644
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,536
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	759
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	489
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	370
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	965
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	647
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	579
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	112
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	294
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,075
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	359
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	885
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,976
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	839
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	491
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	942
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	292
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	841
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	248	211
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	706
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	544
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	541
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	730	712
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	771
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	17	17
[8]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	514	507
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	97
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	300	300
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	75
[8]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	6	6
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	96	95
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	121
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	153	149
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	117
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	405	393
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	218
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	215
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	46
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	294
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	98
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	323
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	175
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	75
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	676
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	758
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	737
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,043
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	621
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	75	74
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	50	49
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	73
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	501	491
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	96
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	803
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	192
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	368
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	123
[8]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	375	370
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	149
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	150
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	176
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	113
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	44	43
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	211	206
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	61
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	196	191
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,297
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	191	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	69
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	423	406
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	206
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	261
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	91
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	190
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	68
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	266
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	147
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	97
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	576
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	101
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	200
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[8]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,071
[8]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	9	9
[8]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	620
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,008
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	269
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	147
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	460
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.504%	9/10/47	125	105
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	77	76
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	771
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	119
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	118
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	481
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	430
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	197	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	168
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	206	200
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	380
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	285
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	715
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	256
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	184
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	597
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	231
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	652
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	91
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	25
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	906
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	239
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	185
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	366
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	221
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	504
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,018
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	241
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	436
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	453
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	130
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	206
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	385
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	56
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	572	551
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	116
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	98
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	277
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	278
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	69
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	72
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	233	227
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	174
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	433	419
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	288
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	69
[8]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	382
[8]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	93
[8]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	191
[8]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	71
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	196
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	74
[8]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	176
[8]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	76
[8]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	40	40
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	13	13
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	34	33
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	72
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	99	97
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	47
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	114	111
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	70
[8]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	215
[8]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	92
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	382
[8]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	753
[8]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	177
[8]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	227
[8]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	13	12
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	95	95
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	297
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	148
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.943%	12/15/46	150	149
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	158
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	244
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	311
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	896
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	379
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	302
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	72	72
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.067%	7/15/45	81	81
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	13	13
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	516	513
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	217
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	5	5
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	430
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	270
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	28	27
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	615
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	123
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.883%	1/15/47	188	183
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	757
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.735%	2/15/47	113	105
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	36	35
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	220
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	170
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	24	24
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	97
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	72
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	629
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	169
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	309
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	181
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	144
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	288
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	722
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	192
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	345
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	189
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	187
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	150	146
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	207
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	475
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	94
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	83	81
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	334
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	166	163
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	405
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	190
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	97	95
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	385	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	193	187
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	402
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	287
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	177	171
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,177
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	232
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	367
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,316
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	782
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	66
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	282
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	139
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	92
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,881
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	393
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	259
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	160
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	965
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	119
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,101
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	205
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	57	56
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	123
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	205	201
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	96
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	312
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	46
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	324
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	1,600	1,596
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.168%	8/15/46	240	238
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	297
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.743%	11/15/46	150	148
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	275	270
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.869%	2/15/47	150	146
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	15	15
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	317
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.301%	6/15/47	125	120
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	97
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.431%	10/15/47	125	119
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	69	68
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	265
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	57	56
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	695
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	287
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	146	143
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	311
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	187
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	60	59
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	432
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	264
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	203	197
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	334
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	134	131
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	763
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	100	98
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	239
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	162
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	128	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	762
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	735
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	880
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	756
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	303
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	939
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	369
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	371
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	532
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	210
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	290
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	373
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	291
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	746
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	762
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	119
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	510
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	951
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	113
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	178
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	234
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	585
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	685
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	242
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	644
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	98
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	303
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	41
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	20
[8]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	4/15/55	750	671
[8]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	319	314
[8]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	97
[8]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	98
[8]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	225	225
[8]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	148
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	22	22
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	48
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	440	423
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	206
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	239
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	140
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	298
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	98
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	97
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	215
[8]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1	1
[8]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	21	21
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	109	107
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	259
[8]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	170
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	235
[8]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	419
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	216
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	95
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	291
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	144
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	266
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	193
[8]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	197
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	123
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	147
[8]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	700	699
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	99
[8]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	100
[8]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	897
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	191
[8]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	9	9
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	40	39
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	100	99
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	47
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	136	132
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	93
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,242	1,198
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	162
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	503
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	114
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	238
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	91
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	339
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	72
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	270
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	225
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	99
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	749
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	321
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	566
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	137
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	673
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	274
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	564
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	240
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	373
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	561
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	300
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	448
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	187
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	306
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,137
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	769
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	141
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	458
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	93	92
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	570
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	95
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	941
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	556
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	374
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	114
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	402
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	248
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	7	7
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	75
[8]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,374
[8]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,459
[8]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	592
[8]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	877
[8]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	512
[8]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	877
[8]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	483	477
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	20	19
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	526
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	93
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	878
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	49
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	385
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	190
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	143	140
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	192
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	167
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	575	553
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	605
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	112
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	103	101
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	599
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	218
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	42	41
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	817
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	186
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	84	82
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	264
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	217
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	2	2
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	31	30
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	166
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	181	176
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	191
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	717
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	476
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	120	118
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	454
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	297
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	145	133
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	307
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	224	214
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	566
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	92
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	197
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	790
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	221
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	669
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	367
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	380
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	557
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	138
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	923
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,115
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,125
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,132
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	188
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	736
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	949
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	449
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,031
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	475
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	911
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	638
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	695
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	175
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	298
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	655
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	827
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	112
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	140
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	330
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	46	46
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	44
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	185
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	3	3
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	154
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	11	11
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	179
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	287
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	9	9
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	97
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,414
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.813%	12/15/46	75	72
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	156	154
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.024%	3/15/46	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	8	8
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	172
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	48
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	20	20
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	123
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	121
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	207	201
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	410
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	94
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	73	72
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	122
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	194
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	38	38
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	712
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	293
[8]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	48	47
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	57	56
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	48
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	101	98
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	71
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	136	132
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	46
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	307	295
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	335
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	137
[8]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	357
[8]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	229
[8]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	357
[8]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	46
[8]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	315
[8]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	120
[8]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	196
[8]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	97
[8]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	400
[8]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	100
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	75
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	180	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	72
[8]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	6	6
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	136	132
[8]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	357
[8]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	174
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $541,058)					494,763
Corporate Bonds (10.5%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,014
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	810
	Activision Blizzard Inc.	4.500%	6/15/47	325	306
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	936
	Alphabet Inc.	0.450%	8/15/25	800	735
	Alphabet Inc.	1.998%	8/15/26	1,600	1,499
	Alphabet Inc.	0.800%	8/15/27	900	789
	Alphabet Inc.	1.100%	8/15/30	1,000	818
	Alphabet Inc.	1.900%	8/15/40	1,000	701
	Alphabet Inc.	2.050%	8/15/50	2,000	1,270
	Alphabet Inc.	2.250%	8/15/60	1,600	979
	America Movil SAB de CV	3.625%	4/22/29	700	654
	America Movil SAB de CV	2.875%	5/7/30	700	618
	America Movil SAB de CV	4.700%	7/21/32	1,000	987
	America Movil SAB de CV	6.375%	3/1/35	800	884
	America Movil SAB de CV	6.125%	11/15/37	300	328
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,622
	America Movil SAB de CV	4.375%	7/16/42	950	856
	America Movil SAB de CV	4.375%	4/22/49	1,500	1,334
	AT&T Inc.	3.875%	1/15/26	2,000	1,965
	AT&T Inc.	5.539%	2/20/26	1,250	1,253
	AT&T Inc.	1.700%	3/25/26	3,000	2,754
	AT&T Inc.	3.800%	2/15/27	2,570	2,487
	AT&T Inc.	1.650%	2/1/28	2,750	2,415
[8]	AT&T Inc.	4.100%	2/15/28	952	930
	AT&T Inc.	4.350%	3/1/29	2,700	2,644
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,187
	AT&T Inc.	2.750%	6/1/31	2,600	2,238
	AT&T Inc.	2.250%	2/1/32	2,000	1,633
	AT&T Inc.	2.550%	12/1/33	3,118	2,508
	AT&T Inc.	4.500%	5/15/35	2,230	2,091
	AT&T Inc.	4.900%	8/15/37	1,405	1,340
	AT&T Inc.	4.850%	3/1/39	1,000	938
	AT&T Inc.	3.500%	6/1/41	1,650	1,302
	AT&T Inc.	4.300%	12/15/42	1,523	1,326
	AT&T Inc.	4.350%	6/15/45	1,137	970
	AT&T Inc.	4.750%	5/15/46	1,825	1,643
[8]	AT&T Inc.	5.150%	11/15/46	742	716
	AT&T Inc.	4.500%	3/9/48	1,900	1,637
	AT&T Inc.	4.550%	3/9/49	1,424	1,238
	AT&T Inc.	3.650%	6/1/51	3,135	2,373
	AT&T Inc.	3.500%	9/15/53	7,406	5,378
	AT&T Inc.	3.550%	9/15/55	7,751	5,568
	AT&T Inc.	3.800%	12/1/57	5,253	3,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.650%	9/15/59	4,249	3,036
	AT&T Inc.	3.850%	6/1/60	1,155	866
	Baidu Inc.	4.375%	5/14/24	400	397
	Baidu Inc.	3.075%	4/7/25	200	192
	Baidu Inc.	1.720%	4/9/26	500	453
	Baidu Inc.	3.625%	7/6/27	325	309
	Baidu Inc.	4.375%	3/29/28	400	390
	Baidu Inc.	4.875%	11/14/28	1,150	1,143
	Baidu Inc.	3.425%	4/7/30	700	635
	Baidu Inc.	2.375%	8/23/31	650	535
[8]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	383
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	279
	Booking Holdings Inc.	3.650%	3/15/25	400	392
	Booking Holdings Inc.	3.600%	6/1/26	755	736
	Booking Holdings Inc.	3.550%	3/15/28	650	624
	British Telecommunications plc	5.125%	12/4/28	250	252
	British Telecommunications plc	9.625%	12/15/30	2,300	2,878
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,461
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,280
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	945
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	834
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,256
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,139
	Charter Communications Operating LLC	2.300%	2/1/32	800	608
	Charter Communications Operating LLC	4.400%	4/1/33	900	798
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	1,949
	Charter Communications Operating LLC	5.375%	4/1/38	800	696
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	684
	Charter Communications Operating LLC	3.500%	3/1/42	1,000	675
	Charter Communications Operating LLC	6.484%	10/23/45	3,110	2,932
	Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,932
	Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,331
	Charter Communications Operating LLC	5.125%	7/1/49	750	592
	Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,521
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,178
	Charter Communications Operating LLC	3.900%	6/1/52	2,500	1,647
	Charter Communications Operating LLC	5.250%	4/1/53	1,000	809
	Charter Communications Operating LLC	6.834%	10/23/55	425	412

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	3.850%	4/1/61	2,300	1,427
Charter Communications Operating LLC	4.400%	12/1/61	1,300	884
Charter Communications Operating LLC	3.950%	6/30/62	1,250	787
Charter Communications Operating LLC	5.500%	4/1/63	900	728
Comcast Corp.	3.375%	2/15/25	999	980
Comcast Corp.	3.375%	8/15/25	955	933
Comcast Corp.	3.950%	10/15/25	3,089	3,054
Comcast Corp.	3.150%	3/1/26	2,000	1,940
Comcast Corp.	2.350%	1/15/27	1,930	1,799
Comcast Corp.	3.300%	2/1/27	1,375	1,327
Comcast Corp.	3.300%	4/1/27	1,250	1,202
Comcast Corp.	3.150%	2/15/28	1,381	1,311
Comcast Corp.	4.150%	10/15/28	4,000	3,957
Comcast Corp.	2.650%	2/1/30	1,050	935
Comcast Corp.	3.400%	4/1/30	1,375	1,286
Comcast Corp.	4.250%	10/15/30	1,200	1,176
Comcast Corp.	1.950%	1/15/31	1,300	1,081
Comcast Corp.	1.500%	2/15/31	3,400	2,727
Comcast Corp.	4.250%	1/15/33	1,275	1,243
Comcast Corp.	7.050%	3/15/33	1,025	1,214
Comcast Corp.	4.400%	8/15/35	1,000	969
Comcast Corp.	6.500%	11/15/35	71	81
Comcast Corp.	3.200%	7/15/36	700	590
Comcast Corp.	6.450%	3/15/37	1,350	1,553
Comcast Corp.	3.900%	3/1/38	1,225	1,100
Comcast Corp.	4.600%	10/15/38	2,300	2,219
Comcast Corp.	3.250%	11/1/39	575	465
Comcast Corp.	3.750%	4/1/40	2,650	2,278
Comcast Corp.	4.650%	7/15/42	565	537
Comcast Corp.	4.600%	8/15/45	1,291	1,193
Comcast Corp.	3.400%	7/15/46	3,200	2,473
Comcast Corp.	4.000%	8/15/47	1,700	1,437
Comcast Corp.	3.969%	11/1/47	1,871	1,579
Comcast Corp.	4.000%	3/1/48	922	781
Comcast Corp.	3.999%	11/1/49	1,803	1,513
Comcast Corp.	3.450%	2/1/50	1,400	1,079
Comcast Corp.	2.800%	1/15/51	1,575	1,064
Comcast Corp.	2.887%	11/1/51	3,731	2,546
Comcast Corp.	4.049%	11/1/52	1,317	1,110
Comcast Corp.	2.937%	11/1/56	4,888	3,258
Comcast Corp.	4.950%	10/15/58	1,150	1,114
Comcast Corp.	2.650%	8/15/62	1,000	609
Comcast Corp.	2.987%	11/1/63	2,184	1,417
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,216
Discovery Communications LLC	3.900%	11/15/24	534	520
Discovery Communications LLC	3.450%	3/15/25	1,350	1,299
Discovery Communications LLC	3.950%	6/15/25	576	555
Discovery Communications LLC	4.900%	3/11/26	550	546
Discovery Communications LLC	3.950%	3/20/28	1,609	1,508
Discovery Communications LLC	4.125%	5/15/29	500	465
Discovery Communications LLC	3.625%	5/15/30	930	826
Discovery Communications LLC	5.000%	9/20/37	530	468
Discovery Communications LLC	6.350%	6/1/40	1,155	1,151
Discovery Communications LLC	4.875%	4/1/43	700	568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	5.200%	9/20/47	1,130	931
	Discovery Communications LLC	5.300%	5/15/49	689	575
	Discovery Communications LLC	4.650%	5/15/50	900	686
	Electronic Arts Inc.	4.800%	3/1/26	275	277
	Electronic Arts Inc.	1.850%	2/15/31	500	411
	Electronic Arts Inc.	2.950%	2/15/51	800	549
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,594
	Expedia Group Inc.	4.625%	8/1/27	900	885
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,421
	Expedia Group Inc.	3.250%	2/15/30	1,025	889
	Expedia Group Inc.	2.950%	3/15/31	270	225
	FactSet Research Systems Inc.	3.450%	3/1/32	500	437
	Fox Corp.	3.050%	4/7/25	240	231
	Fox Corp.	4.709%	1/25/29	1,000	991
	Fox Corp.	3.500%	4/8/30	560	511
	Fox Corp.	5.476%	1/25/39	950	911
	Fox Corp.	5.576%	1/25/49	1,500	1,435
	Grupo Televisa SAB	4.625%	1/30/26	550	539
	Grupo Televisa SAB	8.500%	3/11/32	50	60
	Grupo Televisa SAB	6.625%	1/15/40	500	531
	Grupo Televisa SAB	5.000%	5/13/45	1,240	1,110
	Grupo Televisa SAB	6.125%	1/31/46	350	357
	Grupo Televisa SAB	5.250%	5/24/49	600	563
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	173
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	393
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	375
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	818
	Koninklijke KPN NV	8.375%	10/1/30	500	596
	Meta Platforms Inc.	3.500%	8/15/27	1,000	965
	Meta Platforms Inc.	3.850%	8/15/32	800	749
	Meta Platforms Inc.	4.450%	8/15/52	1,000	880
	Meta Platforms Inc.	4.650%	8/15/62	1,000	885
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,325
	Netflix Inc.	4.875%	4/15/28	442	444
	Netflix Inc.	5.875%	11/15/28	317	334
[12]	Netflix Inc.	5.375%	11/15/29	513	522
	Omnicom Group Inc.	3.650%	11/1/24	650	637
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,117
	Omnicom Group Inc.	2.450%	4/30/30	620	531
	Omnicom Group Inc.	4.200%	6/1/30	400	385
	Omnicom Group Inc.	2.600%	8/1/31	750	638
	Orange SA	9.000%	3/1/31	2,260	2,841
	Orange SA	5.375%	1/13/42	700	716
	Orange SA	5.500%	2/6/44	600	632
	Paramount Global	4.750%	5/15/25	440	435
	Paramount Global	4.000%	1/15/26	500	484
	Paramount Global	2.900%	1/15/27	1,133	1,029
	Paramount Global	3.375%	2/15/28	1,425	1,290
	Paramount Global	3.700%	6/1/28	400	363
	Paramount Global	4.950%	1/15/31	1,200	1,106
	Paramount Global	4.200%	5/19/32	2,000	1,718
	Paramount Global	6.875%	4/30/36	1,100	1,123
	Paramount Global	5.900%	10/15/40	300	266
	Paramount Global	4.850%	7/1/42	675	515
	Paramount Global	4.375%	3/15/43	1,387	985
	Paramount Global	5.850%	9/1/43	975	843
	Paramount Global	5.250%	4/1/44	500	395
	Paramount Global	4.900%	8/15/44	500	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.600%	1/15/45	600	437
	Paramount Global	4.950%	5/19/50	850	636
[12]	Rogers Communications Inc.	2.950%	3/15/25	900	866
	Rogers Communications Inc.	3.625%	12/15/25	475	460
[12]	Rogers Communications Inc.	3.200%	3/15/27	800	752
[12]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,705
[12]	Rogers Communications Inc.	4.500%	3/15/42	700	600
	Rogers Communications Inc.	4.500%	3/15/43	540	456
	Rogers Communications Inc.	5.000%	3/15/44	500	450
	Rogers Communications Inc.	4.350%	5/1/49	1,100	891
[12]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,483
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	487
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	483
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	460
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,619
	Telefonica Emisiones SA	7.045%	6/20/36	335	369
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,403
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,187
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	992
	Telefonica Emisiones SA	5.520%	3/1/49	1,900	1,706
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,846
	TELUS Corp.	2.800%	2/16/27	500	469
	TELUS Corp.	3.400%	5/13/32	350	307
	TELUS Corp.	4.300%	6/15/49	500	421
	Tencent Music Entertainment Group	2.000%	9/3/30	400	317
	Thomson Reuters Corp.	3.350%	5/15/26	400	382
	Thomson Reuters Corp.	5.500%	8/15/35	350	350
	Thomson Reuters Corp.	5.850%	4/15/40	400	399
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,308
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,646
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,822
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,038
	Time Warner Cable LLC	5.500%	9/1/41	1,225	1,058
	Time Warner Cable LLC	4.500%	9/15/42	1,230	946
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,091
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,188
	T-Mobile USA Inc.	2.250%	2/15/26	82	76
	T-Mobile USA Inc.	2.625%	4/15/26	502	470
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,327
	T-Mobile USA Inc.	5.375%	4/15/27	335	337
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,009
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,776
	T-Mobile USA Inc.	4.950%	3/15/28	314	317
	T-Mobile USA Inc.	2.625%	2/15/29	670	591
	T-Mobile USA Inc.	2.400%	3/15/29	275	240
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,035
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,791
	T-Mobile USA Inc.	2.550%	2/15/31	2,400	2,033
	T-Mobile USA Inc.	2.875%	2/15/31	893	770
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,677
	T-Mobile USA Inc.	2.250%	11/15/31	900	737
	T-Mobile USA Inc.	2.700%	3/15/32	925	779
	T-Mobile USA Inc.	5.200%	1/15/33	660	672
	T-Mobile USA Inc.	5.050%	7/15/33	1,100	1,105
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	2,911
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,851
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,335
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,512
	T-Mobile USA Inc.	5.650%	1/15/53	964	988
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,284
	T-Mobile USA Inc.	5.800%	9/15/62	335	346
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	581
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	965
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,309
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	58
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	302
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	437
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	338
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	293
	VeriSign Inc.	2.700%	6/15/31	700	595
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,079
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,389
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,301
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,304
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,728
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,045
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,406
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,561
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,366
	Verizon Communications Inc.	3.150%	3/22/30	3,990	3,635
	Verizon Communications Inc.	1.500%	9/18/30	500	404
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,371
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,067
	Verizon Communications Inc.	2.355%	3/15/32	4,600	3,774
	Verizon Communications Inc.	4.500%	8/10/33	3,075	2,971
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,090
	Verizon Communications Inc.	4.272%	1/15/36	1,754	1,630
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,234
	Verizon Communications Inc.	4.812%	3/15/39	1,675	1,603
	Verizon Communications Inc.	2.650%	11/20/40	2,775	1,982
	Verizon Communications Inc.	3.400%	3/22/41	4,000	3,184
	Verizon Communications Inc.	2.850%	9/3/41	905	660
	Verizon Communications Inc.	4.750%	11/1/41	500	481
	Verizon Communications Inc.	4.125%	8/15/46	2,480	2,122
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,742
	Verizon Communications Inc.	4.522%	9/15/48	3,000	2,705
	Verizon Communications Inc.	4.000%	3/22/50	1,200	998
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,735
	Verizon Communications Inc.	3.550%	3/22/51	4,150	3,174
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,822
	Verizon Communications Inc.	3.000%	11/20/60	1,500	962
	Verizon Communications Inc.	3.700%	3/22/61	3,740	2,796
	Vodafone Group plc	4.125%	5/30/25	2,619	2,590
	Vodafone Group plc	7.875%	2/15/30	625	730
	Vodafone Group plc	6.250%	11/30/32	425	462
	Vodafone Group plc	6.150%	2/27/37	1,200	1,285
	Vodafone Group plc	4.375%	2/19/43	1,125	954
	Vodafone Group plc	4.875%	6/19/49	1,250	1,129
	Vodafone Group plc	4.250%	9/17/50	1,400	1,144
	Vodafone Group plc	5.625%	2/10/53	549	543
	Vodafone Group plc	5.125%	6/19/59	600	547
	Walt Disney Co.	1.750%	8/30/24	2,175	2,093
	Walt Disney Co.	3.700%	9/15/24	1,000	987
	Walt Disney Co.	3.350%	3/24/25	1,255	1,233
	Walt Disney Co.	3.700%	10/15/25	500	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	1.750%	1/13/26	1,400	1,312
	Walt Disney Co.	3.375%	11/15/26	281	272
	Walt Disney Co.	3.700%	3/23/27	400	392
	Walt Disney Co.	2.200%	1/13/28	1,300	1,194
	Walt Disney Co.	2.000%	9/1/29	1,400	1,214
	Walt Disney Co.	3.800%	3/22/30	1,085	1,046
	Walt Disney Co.	2.650%	1/13/31	3,000	2,648
	Walt Disney Co.	6.550%	3/15/33	392	453
	Walt Disney Co.	6.200%	12/15/34	775	880
	Walt Disney Co.	6.400%	12/15/35	1,728	1,990
	Walt Disney Co.	6.150%	3/1/37	800	888
	Walt Disney Co.	4.625%	3/23/40	475	464
	Walt Disney Co.	3.500%	5/13/40	2,700	2,290
	Walt Disney Co.	5.400%	10/1/43	600	631
	Walt Disney Co.	4.750%	9/15/44	690	669
	Walt Disney Co.	4.950%	10/15/45	100	98
	Walt Disney Co.	2.750%	9/1/49	2,000	1,390
	Walt Disney Co.	4.700%	3/23/50	1,155	1,129
	Walt Disney Co.	3.600%	1/13/51	2,000	1,622
	Walt Disney Co.	3.800%	5/13/60	1,100	902
[12]	Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,548
[12]	Warnermedia Holdings Inc.	3.788%	3/15/25	500	485
[12]	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,391
[12]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,209
[12]	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,748
[12]	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,345
[12]	Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	5,407
[12]	Warnermedia Holdings Inc.	5.391%	3/15/62	2,800	2,263
	Weibo Corp.	3.500%	7/5/24	825	804
	Weibo Corp.	3.375%	7/8/30	650	530
	WPP Finance 2010	3.750%	9/19/24	1,025	999
					431,641
Consumer Discretionary (0.6%)
	Advance Auto Parts Inc.	5.900%	3/9/26	250	255
	Advance Auto Parts Inc.	3.900%	4/15/30	700	637
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,176
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,201
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,204
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	565
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	455
	Alibaba Group Holding Ltd.	2.700%	2/9/41	850	568
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,190
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	867
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	716
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	565
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,917
	Amazon.com Inc.	4.700%	11/29/24	500	503
	Amazon.com Inc.	3.000%	4/13/25	1,000	975
	Amazon.com Inc.	0.800%	6/3/25	1,000	930
	Amazon.com Inc.	4.600%	12/1/25	500	504
	Amazon.com Inc.	5.200%	12/3/25	875	892
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,266
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,177
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,952
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,488
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,030
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,881
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,418
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,659
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,563
	Amazon.com Inc.	4.800%	12/5/34	975	1,014
	Amazon.com Inc.	3.875%	8/22/37	3,590	3,344
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,689
	Amazon.com Inc.	4.950%	12/5/44	1,025	1,057
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,091
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,217
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,293
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,553
	Amazon.com Inc.	4.250%	8/22/57	1,085	990
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,178
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,104
	Amazon.com Inc.	4.100%	4/13/62	500	440
[8]	American Honda Finance Corp.	2.400%	6/27/24	400	388
[8]	American Honda Finance Corp.	0.550%	7/12/24	500	474
[8]	American Honda Finance Corp.	2.150%	9/10/24	475	458
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	464
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	551
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	233
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	348
[8]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,156
[8]	American Honda Finance Corp.	2.250%	1/12/29	250	221
[8]	American University	3.672%	4/1/49	400	324
	Aptiv plc	2.396%	2/18/25	500	476
	Aptiv plc	4.350%	3/15/29	150	145
	Aptiv plc	3.250%	3/1/32	700	610
	Aptiv plc	4.400%	10/1/46	225	178
	Aptiv plc	3.100%	12/1/51	1,300	824
	Aptiv plc	4.150%	5/1/52	900	703
	AutoNation Inc.	3.500%	11/15/24	762	737
	AutoNation Inc.	4.500%	10/1/25	500	488
	AutoNation Inc.	3.800%	11/15/27	250	231
	AutoNation Inc.	1.950%	8/1/28	1,000	831
	AutoNation Inc.	3.850%	3/1/32	750	639
	AutoZone Inc.	3.125%	4/18/24	430	420
	AutoZone Inc.	3.250%	4/15/25	748	724
	AutoZone Inc.	3.625%	4/15/25	23	22
	AutoZone Inc.	3.125%	4/21/26	300	287
	AutoZone Inc.	3.750%	6/1/27	700	677
	AutoZone Inc.	4.500%	2/1/28	420	417
	AutoZone Inc.	3.750%	4/18/29	550	517
	AutoZone Inc.	4.000%	4/15/30	1,400	1,331
	AutoZone Inc.	1.650%	1/15/31	1,158	921
	AutoZone Inc.	4.750%	8/1/32	500	494
	AutoZone Inc.	4.750%	2/1/33	500	494
	Best Buy Co. Inc.	4.450%	10/1/28	850	840
	BorgWarner Inc.	3.375%	3/15/25	250	243
	BorgWarner Inc.	2.650%	7/1/27	900	827
	BorgWarner Inc.	4.375%	3/15/45	500	408
[8]	Brown University	2.924%	9/1/50	500	374
	Brunswick Corp.	0.850%	8/18/24	500	468
	Brunswick Corp.	2.400%	8/18/31	500	379
	Brunswick Corp.	4.400%	9/15/32	500	437
	Brunswick Corp.	5.100%	4/1/52	500	369
[8]	California Endowment	2.498%	4/1/51	150	99
	California Institute of Technology	4.700%	11/1/11	325	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Institute of Technology	3.650%	9/1/19	450	317
[8]	Case Western Reserve University	5.405%	6/1/22	200	195
	Choice Hotels International Inc.	3.700%	12/1/29	500	450
	Claremont Mckenna College	3.775%	1/1/22	275	191
	Darden Restaurants Inc.	3.850%	5/1/27	750	728
	Darden Restaurants Inc.	4.550%	2/15/48	550	472
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	493
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	71
	DR Horton Inc.	2.500%	10/15/24	700	674
	DR Horton Inc.	2.600%	10/15/25	1,485	1,390
[8]	Duke University	2.682%	10/1/44	300	227
[8]	Duke University	2.757%	10/1/50	340	243
[8]	Duke University	2.832%	10/1/55	550	387
	eBay Inc.	1.900%	3/11/25	1,115	1,055
	eBay Inc.	5.900%	11/22/25	500	513
	eBay Inc.	1.400%	5/10/26	675	613
	eBay Inc.	3.600%	6/5/27	500	478
	eBay Inc.	2.700%	3/11/30	865	758
	eBay Inc.	2.600%	5/10/31	675	575
	eBay Inc.	6.300%	11/22/32	500	543
	eBay Inc.	4.000%	7/15/42	600	494
	eBay Inc.	3.650%	5/10/51	925	692
[8]	Emory University	2.143%	9/1/30	600	512
[8]	Emory University	2.969%	9/1/50	150	110
[8]	Ford Foundation	2.415%	6/1/50	250	165
[8]	Ford Foundation	2.815%	6/1/70	750	467
	Fortune Brands Innovations Inc.	4.000%	6/15/25	455	446
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	355
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	450
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	387
	General Motors Co.	4.000%	4/1/25	425	414
	General Motors Co.	6.125%	10/1/25	3,300	3,358
	General Motors Co.	4.200%	10/1/27	400	384
	General Motors Co.	6.800%	10/1/27	1,800	1,904
	General Motors Co.	5.000%	10/1/28	650	640
	General Motors Co.	5.400%	10/15/29	500	496
	General Motors Co.	5.600%	10/15/32	875	855
	General Motors Co.	5.000%	4/1/35	1,030	945
	General Motors Co.	6.600%	4/1/36	600	618
	General Motors Co.	5.150%	4/1/38	825	745
	General Motors Co.	6.250%	10/2/43	1,235	1,188
	General Motors Co.	5.200%	4/1/45	1,120	940
	General Motors Co.	6.750%	4/1/46	700	710
	General Motors Co.	5.400%	4/1/48	675	583
	General Motors Co.	5.950%	4/1/49	900	844
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	786
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	638
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,656
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	634
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	969
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	729
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,641
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	474
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,175
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	802
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	502
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,173
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,343
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	468
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	764
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	313
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	785
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,863
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,422
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	395
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	722
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	515
	Genuine Parts Co.	1.875%	11/1/30	600	478
[8]	George Washington University	4.300%	9/15/44	550	491
[8]	George Washington University	4.126%	9/15/48	800	715
[8]	Georgetown University	4.315%	4/1/49	378	325
[8]	Georgetown University	2.943%	4/1/50	405	275
[8]	Georgetown University	5.215%	10/1/18	243	225
	Harley-Davidson Inc.	4.625%	7/28/45	500	396
	Hasbro Inc.	3.550%	11/19/26	1,000	940
	Hasbro Inc.	3.900%	11/19/29	725	660
	Hasbro Inc.	6.350%	3/15/40	400	404
	Hasbro Inc.	5.100%	5/15/44	350	306
	Home Depot Inc.	2.700%	4/15/25	750	727
	Home Depot Inc.	3.000%	4/1/26	1,750	1,698
	Home Depot Inc.	2.500%	4/15/27	3,156	2,962
	Home Depot Inc.	0.900%	3/15/28	850	725
	Home Depot Inc.	3.900%	12/6/28	700	689
	Home Depot Inc.	2.950%	6/15/29	2,400	2,219
	Home Depot Inc.	2.700%	4/15/30	3,215	2,905
	Home Depot Inc.	1.375%	3/15/31	1,000	801
	Home Depot Inc.	1.875%	9/15/31	700	579
	Home Depot Inc.	3.250%	4/15/32	925	844
	Home Depot Inc.	4.500%	9/15/32	875	881
	Home Depot Inc.	5.875%	12/16/36	2,995	3,342
	Home Depot Inc.	3.300%	4/15/40	2,415	2,010
	Home Depot Inc.	5.950%	4/1/41	1,775	1,990
	Home Depot Inc.	4.200%	4/1/43	975	884
	Home Depot Inc.	4.400%	3/15/45	500	465
	Home Depot Inc.	4.250%	4/1/46	1,820	1,653
	Home Depot Inc.	3.900%	6/15/47	900	775
	Home Depot Inc.	4.500%	12/6/48	875	824
	Home Depot Inc.	3.125%	12/15/49	2,350	1,741
	Home Depot Inc.	3.350%	4/15/50	1,000	775
	Home Depot Inc.	2.375%	3/15/51	1,000	631
	Home Depot Inc.	2.750%	9/15/51	2,000	1,371
	Home Depot Inc.	3.625%	4/15/52	1,250	1,006
	Home Depot Inc.	4.950%	9/15/52	1,000	999
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	727
	Honda Motor Co. Ltd.	2.967%	3/10/32	2,275	2,044
	Hyatt Hotels Corp.	1.800%	10/1/24	500	473
	Hyatt Hotels Corp.	5.625%	4/23/25	500	497
	Hyatt Hotels Corp.	4.850%	3/15/26	350	348
	Hyatt Hotels Corp.	4.375%	9/15/28	850	815
	Hyatt Hotels Corp.	6.000%	4/23/30	400	406
	JD.com Inc.	3.875%	4/29/26	400	388
	JD.com Inc.	3.375%	1/14/30	300	272
	JD.com Inc.	4.125%	1/14/50	400	309
[8]	Johns Hopkins University	4.705%	7/1/32	375	381
[8]	Johns Hopkins University	4.083%	7/1/53	490	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	3.800%	9/15/27	204	194
	Lear Corp.	4.250%	5/15/29	400	379
	Lear Corp.	3.500%	5/30/30	350	309
	Lear Corp.	2.600%	1/15/32	500	391
	Lear Corp.	5.250%	5/15/49	250	222
	Lear Corp.	3.550%	1/15/52	500	334
	Leggett & Platt Inc.	3.800%	11/15/24	550	537
	Leggett & Platt Inc.	3.500%	11/15/27	700	655
	Leggett & Platt Inc.	3.500%	11/15/51	500	374
	Leland Stanford Junior University	1.289%	6/1/27	100	89
	Leland Stanford Junior University	3.647%	5/1/48	1,075	931
	Leland Stanford Junior University	2.413%	6/1/50	355	238
	Lennar Corp.	4.500%	4/30/24	3,000	2,964
	Lennar Corp.	4.750%	5/30/25	1,000	985
	Lennar Corp.	5.250%	6/1/26	1,500	1,505
	Lennar Corp.	4.750%	11/29/27	1,000	989
	Lowe's Cos. Inc.	3.125%	9/15/24	400	391
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	986
	Lowe's Cos. Inc.	4.400%	9/8/25	300	298
	Lowe's Cos. Inc.	3.375%	9/15/25	975	945
	Lowe's Cos. Inc.	4.800%	4/1/26	650	653
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,602
	Lowe's Cos. Inc.	3.100%	5/3/27	642	610
	Lowe's Cos. Inc.	1.300%	4/15/28	500	430
	Lowe's Cos. Inc.	1.700%	9/15/28	925	801
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,466
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,358
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	810
	Lowe's Cos. Inc.	2.625%	4/1/31	800	683
	Lowe's Cos. Inc.	3.750%	4/1/32	2,000	1,835
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	999
	Lowe's Cos. Inc.	5.150%	7/1/33	650	656
	Lowe's Cos. Inc.	5.000%	4/15/40	525	499
	Lowe's Cos. Inc.	2.800%	9/15/41	925	654
	Lowe's Cos. Inc.	4.250%	9/15/44	63	51
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	787
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,335
	Lowe's Cos. Inc.	4.550%	4/5/49	500	430
	Lowe's Cos. Inc.	5.125%	4/15/50	500	471
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	664
	Lowe's Cos. Inc.	3.500%	4/1/51	550	396
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,192
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,508
	Lowe's Cos. Inc.	5.750%	7/1/53	650	662
	Lowe's Cos. Inc.	4.450%	4/1/62	1,950	1,593
	Lowe's Cos. Inc.	5.800%	9/15/62	500	503
	Lowe's Cos. Inc.	5.850%	4/1/63	650	659
	Magna International Inc.	3.625%	6/15/24	825	810
	Magna International Inc.	4.150%	10/1/25	300	294
	Magna International Inc.	2.450%	6/15/30	500	424
	Marriott International Inc.	3.750%	3/15/25	525	512
	Marriott International Inc.	3.750%	10/1/25	200	194
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,707
[8]	Marriott International Inc.	4.650%	12/1/28	2,000	1,984
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,261
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	1,023
[8]	Marriott International Inc.	3.500%	10/15/32	850	745
	Masco Corp.	3.500%	11/15/27	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	1.500%	2/15/28	500	427
	Masco Corp.	7.750%	8/1/29	94	106
	Masco Corp.	2.000%	10/1/30	500	398
	Masco Corp.	2.000%	2/15/31	500	400
	Masco Corp.	4.500%	5/15/47	725	602
	Masco Corp.	3.125%	2/15/51	500	330
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	282
	Massachusetts Institute of Technology	3.067%	4/1/52	500	390
	Massachusetts Institute of Technology	5.600%	7/1/11	860	961
	Massachusetts Institute of Technology	4.678%	7/1/14	700	657
	Massachusetts Institute of Technology	3.885%	7/1/16	200	158
[8]	McDonald's Corp.	3.375%	5/26/25	1,209	1,180
[8]	McDonald's Corp.	3.300%	7/1/25	818	801
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,106
[8]	McDonald's Corp.	3.500%	3/1/27	200	194
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	2,666
[8]	McDonald's Corp.	3.800%	4/1/28	500	491
[8]	McDonald's Corp.	2.625%	9/1/29	600	545
[8]	McDonald's Corp.	2.125%	3/1/30	600	519
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	2,064
[8]	McDonald's Corp.	4.700%	12/9/35	675	674
[8]	McDonald's Corp.	6.300%	3/1/38	100	114
[8]	McDonald's Corp.	5.700%	2/1/39	375	396
[8]	McDonald's Corp.	3.700%	2/15/42	725	601
[8]	McDonald's Corp.	3.625%	5/1/43	400	327
[8]	McDonald's Corp.	4.600%	5/26/45	925	858
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,187
[8]	McDonald's Corp.	4.450%	3/1/47	750	687
[8]	McDonald's Corp.	4.450%	9/1/48	900	833
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	1,600
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	880
[8]	McDonald's Corp.	5.150%	9/9/52	500	509
	MDC Holdings Inc.	2.500%	1/15/31	300	234
	MDC Holdings Inc.	6.000%	1/15/43	400	347
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	767
	Mohawk Industries Inc.	3.625%	5/15/30	375	339
	NIKE Inc.	2.400%	3/27/25	650	631
	NIKE Inc.	2.375%	11/1/26	1,000	940
	NIKE Inc.	2.750%	3/27/27	650	618
	NIKE Inc.	2.850%	3/27/30	1,575	1,448
	NIKE Inc.	3.250%	3/27/40	1,050	890
	NIKE Inc.	3.625%	5/1/43	525	450
	NIKE Inc.	3.875%	11/1/45	500	452
	NIKE Inc.	3.375%	3/27/50	1,625	1,341
[8]	Northwestern University	4.643%	12/1/44	350	345
[8]	Northwestern University	2.640%	12/1/50	245	171
[8]	Northwestern University	3.662%	12/1/57	200	162
	NVR Inc.	3.000%	5/15/30	1,250	1,101
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	487
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,256
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	337
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	402
	Owens Corning	4.200%	12/1/24	250	247
	Owens Corning	3.400%	8/15/26	500	476
	Owens Corning	3.950%	8/15/29	375	353
	Owens Corning	3.875%	6/1/30	100	92
	Owens Corning	7.000%	12/1/36	18	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	4.300%	7/15/47	1,150	949
	Owens Corning	4.400%	1/30/48	525	439
	President & Fellows of Harvard College	4.875%	10/15/40	250	261
	President & Fellows of Harvard College	3.150%	7/15/46	400	318
	President & Fellows of Harvard College	2.517%	10/15/50	725	498
	President & Fellows of Harvard College	3.745%	11/15/52	500	437
	PulteGroup Inc.	5.500%	3/1/26	700	703
	PulteGroup Inc.	5.000%	1/15/27	975	969
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,055
	PVH Corp.	4.625%	7/10/25	500	489
	Ralph Lauren Corp.	3.750%	9/15/25	100	98
	Ralph Lauren Corp.	2.950%	6/15/30	700	630
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	660
	Ross Stores Inc.	4.600%	4/15/25	575	573
	Ross Stores Inc.	1.875%	4/15/31	400	322
	Snap-on Inc.	3.250%	3/1/27	225	216
	Snap-on Inc.	4.100%	3/1/48	275	246
	Snap-on Inc.	3.100%	5/1/50	400	305
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	359
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	362
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,245
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	281
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	340
[8]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	158
	Starbucks Corp.	2.450%	6/15/26	665	624
	Starbucks Corp.	3.500%	3/1/28	500	481
	Starbucks Corp.	4.000%	11/15/28	250	244
	Starbucks Corp.	3.550%	8/15/29	700	668
	Starbucks Corp.	2.250%	3/12/30	600	516
	Starbucks Corp.	2.550%	11/15/30	2,000	1,738
	Starbucks Corp.	3.000%	2/14/32	1,000	887
	Starbucks Corp.	4.300%	6/15/45	200	177
	Starbucks Corp.	4.500%	11/15/48	1,685	1,529
	Starbucks Corp.	3.350%	3/12/50	700	521
	Starbucks Corp.	3.500%	11/15/50	1,000	776
	Tapestry Inc.	4.125%	7/15/27	109	105
	Tapestry Inc.	3.050%	3/15/32	500	406
	Thomas Jefferson University	3.847%	11/1/57	500	375
	TJX Cos. Inc.	2.250%	9/15/26	750	704
	TJX Cos. Inc.	1.150%	5/15/28	500	434
	TJX Cos. Inc.	4.500%	4/15/50	500	470
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	707
	Toyota Motor Corp.	2.358%	7/2/24	300	292
	Toyota Motor Corp.	1.339%	3/25/26	1,000	914
	Toyota Motor Corp.	2.760%	7/2/29	400	364
[8]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	930
[8]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	737
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	661
[8]	Toyota Motor Credit Corp.	4.400%	9/20/24	875	873
[8]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	663
[8]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,071
[8]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	98
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	494
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	912
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,353
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	814
[8]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	274
[8]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	1,831
[8]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	879
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	727
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	803
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	658
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	579
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,397
[8]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	757
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	549
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,318
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	824
[8]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	136
	Tractor Supply Co.	1.750%	11/1/30	400	318
[8]	Trustees of Boston College	3.129%	7/1/52	300	220
[8]	Trustees of Boston University	4.061%	10/1/48	220	194
	Trustees of Princeton University	5.700%	3/1/39	620	697
[8]	Trustees of Princeton University	2.516%	7/1/50	565	401
	Trustees of Princeton University	4.201%	3/1/52	300	285
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	212
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	412
[8]	University of Chicago	2.547%	4/1/50	800	561
	University of Chicago	3.000%	10/1/52	175	129
[8]	University of Chicago	4.003%	10/1/53	390	336
[8]	University of Miami	4.063%	4/1/52	500	432
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	744
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	270
[8]	University of Southern California	3.028%	10/1/39	525	432
[8]	University of Southern California	3.841%	10/1/47	500	443
[8]	University of Southern California	2.945%	10/1/51	1,125	804
	University of Southern California	5.250%	10/1/11	275	286
[8]	University of Southern California	3.226%	10/1/20	300	186
	VF Corp.	2.400%	4/23/25	600	566
	VF Corp.	2.800%	4/23/27	700	649
	VF Corp.	2.950%	4/23/30	594	500
[8]	Washington University	3.524%	4/15/54	500	407
	Washington University	4.349%	4/15/22	350	294
	Whirlpool Corp.	4.750%	2/26/29	600	594
	Whirlpool Corp.	5.500%	3/1/33	250	252
	Whirlpool Corp.	4.500%	6/1/46	888	723
	Whirlpool Corp.	4.600%	5/15/50	200	166
[8]	William Marsh Rice University	3.574%	5/15/45	715	621
[8]	Yale University	0.873%	4/15/25	325	303
[8]	Yale University	1.482%	4/15/30	325	272
[8]	Yale University	2.402%	4/15/50	500	337
					315,476
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	461
	Altria Group Inc.	2.350%	5/6/25	1,275	1,211
	Altria Group Inc.	4.400%	2/14/26	1,200	1,190
	Altria Group Inc.	2.625%	9/16/26	350	328
	Altria Group Inc.	4.800%	2/14/29	1,525	1,514
	Altria Group Inc.	3.400%	5/6/30	775	690
	Altria Group Inc.	2.450%	2/4/32	1,000	787
	Altria Group Inc.	5.800%	2/14/39	1,175	1,149
	Altria Group Inc.	3.400%	2/4/41	1,100	778
	Altria Group Inc.	4.250%	8/9/42	710	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.500%	5/2/43	675	538
	Altria Group Inc.	5.375%	1/31/44	2,075	1,896
	Altria Group Inc.	3.875%	9/16/46	400	288
	Altria Group Inc.	5.950%	2/14/49	1,245	1,179
	Altria Group Inc.	4.450%	5/6/50	1,010	743
	Altria Group Inc.	3.700%	2/4/51	1,000	674
	Altria Group Inc.	6.200%	2/14/59	416	404
[8]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,099
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,781
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	9,949
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	841
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	636
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,223
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,873
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,635
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,490
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,162
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	960
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,131
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	931
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,641
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,722	2,578
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	725
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,728
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	725	678
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	567
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,012	941
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,556
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	629
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	313
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	310
[10]	Archer-Daniels-Midland Co.	4.500%	8/15/33	230	230
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	255
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	498
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	346
	Avery Dennison Corp.	4.875%	12/6/28	300	298
	Avery Dennison Corp.	2.650%	4/30/30	750	640
	Avery Dennison Corp.	5.750%	3/15/33	500	520
	BAT Capital Corp.	3.222%	8/15/24	1,350	1,311
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,699
	BAT Capital Corp.	3.557%	8/15/27	3,525	3,278
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,224
	BAT Capital Corp.	3.462%	9/6/29	200	176
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,420
	BAT Capital Corp.	4.742%	3/16/32	1,000	929
	BAT Capital Corp.	7.750%	10/19/32	500	555
	BAT Capital Corp.	4.390%	8/15/37	775	633
	BAT Capital Corp.	3.734%	9/25/40	1,000	715
	BAT Capital Corp.	4.540%	8/15/47	1,138	846
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,418
	BAT Capital Corp.	3.984%	9/25/50	925	630
	BAT Capital Corp.	5.650%	3/16/52	1,000	877
	BAT International Finance plc	1.668%	3/25/26	750	683
	Beam Suntory Inc.	3.250%	6/15/23	50	50
	Brown-Forman Corp.	3.500%	4/15/25	350	342
	Brown-Forman Corp.	4.750%	4/15/33	500	506
	Brown-Forman Corp.	4.500%	7/15/45	395	365
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	480
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	850
	Campbell Soup Co.	3.950%	3/15/25	300	295
	Campbell Soup Co.	3.300%	3/19/25	700	679
	Campbell Soup Co.	4.150%	3/15/28	625	612
	Campbell Soup Co.	2.375%	4/24/30	400	343
	Campbell Soup Co.	4.800%	3/15/48	550	513
	Campbell Soup Co.	3.125%	4/24/50	525	372
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	335
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	272
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	495
	Clorox Co.	3.100%	10/1/27	650	616
	Clorox Co.	3.900%	5/15/28	400	390
	Clorox Co.	1.800%	5/15/30	1,100	910
	Coca-Cola Co.	1.750%	9/6/24	775	752
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,229
	Coca-Cola Co.	2.900%	5/25/27	2,088	2,000
	Coca-Cola Co.	1.450%	6/1/27	100	91
	Coca-Cola Co.	1.500%	3/5/28	500	445
	Coca-Cola Co.	1.000%	3/15/28	821	712
	Coca-Cola Co.	2.125%	9/6/29	500	449
	Coca-Cola Co.	3.450%	3/25/30	900	864
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,798
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,020
	Coca-Cola Co.	2.250%	1/5/32	1,000	870
	Coca-Cola Co.	4.125%	3/25/40	350	327
	Coca-Cola Co.	2.500%	6/1/40	1,300	998
	Coca-Cola Co.	4.200%	3/25/50	525	504
	Coca-Cola Co.	2.600%	6/1/50	1,150	820
	Coca-Cola Co.	3.000%	3/5/51	1,000	775
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,562
	Coca-Cola Co.	2.750%	6/1/60	600	426
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	346
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	534
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	391
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	659
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	964
	Colgate-Palmolive Co.	4.600%	3/1/28	500	513
	Colgate-Palmolive Co.	3.250%	8/15/32	500	469
	Colgate-Palmolive Co.	4.600%	3/1/33	500	519
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	515
	Conagra Brands Inc.	4.300%	5/1/24	625	619
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,028
	Conagra Brands Inc.	7.000%	10/1/28	100	109
	Conagra Brands Inc.	8.250%	9/15/30	250	293
	Conagra Brands Inc.	5.300%	11/1/38	500	491
	Constellation Brands Inc.	4.750%	11/15/24	375	375
	Constellation Brands Inc.	4.400%	11/15/25	400	395
	Constellation Brands Inc.	4.750%	12/1/25	500	500
	Constellation Brands Inc.	5.000%	2/2/26	225	225
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,827
	Constellation Brands Inc.	3.500%	5/9/27	450	434
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,618
	Constellation Brands Inc.	4.650%	11/15/28	250	249
	Constellation Brands Inc.	3.150%	8/1/29	625	572
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,118
	Constellation Brands Inc.	2.250%	8/1/31	700	575
	Constellation Brands Inc.	4.500%	5/9/47	1,175	1,030

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	4.100%	2/15/48	275	227
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,041
Constellation Brands Inc.	3.750%	5/1/50	275	217
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,052
Costco Wholesale Corp.	3.000%	5/18/27	800	771
Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,563
Costco Wholesale Corp.	1.600%	4/20/30	1,000	849
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,559
Delhaize America LLC	9.000%	4/15/31	475	587
Diageo Capital plc	2.125%	10/24/24	1,100	1,056
Diageo Capital plc	1.375%	9/29/25	550	508
Diageo Capital plc	5.300%	10/24/27	1,000	1,040
Diageo Capital plc	2.375%	10/24/29	800	705
Diageo Capital plc	2.000%	4/29/30	1,000	852
Diageo Capital plc	2.125%	4/29/32	675	560
Diageo Capital plc	5.875%	9/30/36	250	274
Diageo Capital plc	3.875%	4/29/43	400	348
Diageo Investment Corp.	7.450%	4/15/35	325	403
Dollar General Corp.	4.250%	9/20/24	500	494
Dollar General Corp.	4.150%	11/1/25	500	492
Dollar General Corp.	3.875%	4/15/27	550	537
Dollar General Corp.	4.125%	5/1/28	400	390
Dollar General Corp.	5.000%	11/1/32	700	701
Dollar General Corp.	4.125%	4/3/50	860	700
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,422
Dollar Tree Inc.	3.375%	12/1/51	500	353
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,999
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	464
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	537
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	420
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	170
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	351
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	346
Flowers Foods Inc.	3.500%	10/1/26	350	336
Flowers Foods Inc.	2.400%	3/15/31	1,000	834
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	134
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,600	1,256
General Mills Inc.	4.200%	4/17/28	1,100	1,089
General Mills Inc.	2.875%	4/15/30	550	494
General Mills Inc.	2.250%	10/14/31	750	625
General Mills Inc.	4.950%	3/29/33	850	863
General Mills Inc.	3.000%	2/1/51	598	437
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,371
Haleon US Capital LLC	3.375%	3/24/29	500	461
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,724
Hershey Co.	2.625%	5/1/23	250	249
Hershey Co.	2.050%	11/15/24	246	237
Hershey Co.	0.900%	6/1/25	175	162
Hershey Co.	3.200%	8/21/25	455	442
Hershey Co.	3.125%	11/15/49	275	209
Hormel Foods Corp.	0.650%	6/3/24	750	713
Hormel Foods Corp.	1.700%	6/3/28	500	441
Hormel Foods Corp.	1.800%	6/11/30	775	648
Hormel Foods Corp.	3.050%	6/3/51	750	548
Ingredion Inc.	3.200%	10/1/26	400	382
Ingredion Inc.	2.900%	6/1/30	600	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	3.500%	3/15/25	700	683
	J M Smucker Co.	3.375%	12/15/27	300	285
	J M Smucker Co.	2.375%	3/15/30	350	302
	J M Smucker Co.	2.125%	3/15/32	500	408
	J M Smucker Co.	4.250%	3/15/35	400	376
	J M Smucker Co.	2.750%	9/15/41	250	183
	J M Smucker Co.	4.375%	3/15/45	100	89
[12]	JBS USA LUX SA	5.125%	2/1/28	500	484
[12]	JBS USA LUX SA	5.750%	4/1/33	1,000	961
[12]	JBS USA LUX SA	4.375%	2/2/52	2,600	1,883
[12]	JBS USA LUX SA	6.500%	12/1/52	1,650	1,582
	Kellogg Co.	3.250%	4/1/26	950	910
	Kellogg Co.	3.400%	11/15/27	950	906
	Kellogg Co.	4.300%	5/15/28	425	420
	Kellogg Co.	2.100%	6/1/30	500	419
[8]	Kellogg Co.	7.450%	4/1/31	500	576
[12]	Kenvue Inc.	5.050%	3/22/28	250	258
[12]	Kenvue Inc.	5.000%	3/22/30	850	876
[12]	Kenvue Inc.	4.900%	3/22/33	1,500	1,549
[12]	Kenvue Inc.	5.100%	3/22/43	520	537
[12]	Kenvue Inc.	5.050%	3/22/53	850	877
[12]	Kenvue Inc.	5.200%	3/22/63	650	673
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	207
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	240
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	301
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	359
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	959
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,348
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	419
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	947
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	896
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	284
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	458
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	363
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,333
	Kimberly-Clark Corp.	3.050%	8/15/25	100	97
	Kimberly-Clark Corp.	2.750%	2/15/26	350	337
	Kimberly-Clark Corp.	1.050%	9/15/27	600	526
	Kimberly-Clark Corp.	3.950%	11/1/28	100	99
	Kimberly-Clark Corp.	3.200%	4/25/29	575	545
	Kimberly-Clark Corp.	3.100%	3/26/30	560	519
	Kimberly-Clark Corp.	2.000%	11/2/31	500	422
	Kimberly-Clark Corp.	5.300%	3/1/41	700	744
	Kimberly-Clark Corp.	3.200%	7/30/46	325	252
	Kimberly-Clark Corp.	3.900%	5/4/47	550	481
	Kimberly-Clark Corp.	2.875%	2/7/50	415	305
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	159
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,768
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,171
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	711
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	969
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	453
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	823
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,231
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,175	4,509
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,342
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	1,012
	Kroger Co.	3.500%	2/1/26	500	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	2.650%	10/15/26	500	471
	Kroger Co.	4.500%	1/15/29	500	497
[8]	Kroger Co.	7.700%	6/1/29	200	229
	Kroger Co.	8.000%	9/15/29	750	858
	Kroger Co.	2.200%	5/1/30	1,250	1,049
	Kroger Co.	1.700%	1/15/31	1,250	996
	Kroger Co.	6.900%	4/15/38	300	342
	Kroger Co.	5.400%	7/15/40	250	246
	Kroger Co.	5.000%	4/15/42	650	609
	Kroger Co.	5.150%	8/1/43	350	333
	Kroger Co.	4.450%	2/1/47	679	598
	Kroger Co.	4.650%	1/15/48	925	829
	Kroger Co.	3.950%	1/15/50	700	570
	McCormick & Co. Inc.	3.150%	8/15/24	600	584
	McCormick & Co. Inc.	3.400%	8/15/27	700	664
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,967
	McCormick & Co. Inc.	1.850%	2/15/31	500	401
	McCormick & Co. Inc.	4.200%	8/15/47	75	64
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,217
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	683
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	690
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,558
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,081
	Molson Coors Beverage Co.	4.200%	7/15/46	1,235	1,011
	Mondelez International Inc.	1.500%	5/4/25	400	374
	Mondelez International Inc.	2.625%	3/17/27	700	654
	Mondelez International Inc.	2.750%	4/13/30	896	795
	Mondelez International Inc.	1.500%	2/4/31	1,250	997
	Mondelez International Inc.	3.000%	3/17/32	250	220
	Mondelez International Inc.	1.875%	10/15/32	500	400
	Mondelez International Inc.	2.625%	9/4/50	1,000	671
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,443
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,671
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,405
	PepsiCo Inc.	2.850%	2/24/26	575	556
	PepsiCo Inc.	2.625%	3/19/27	375	355
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,173
	PepsiCo Inc.	4.450%	5/15/28	625	637
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,119
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,459
	PepsiCo Inc.	1.400%	2/25/31	750	618
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,141
	PepsiCo Inc.	2.625%	10/21/41	1,000	773
	PepsiCo Inc.	4.000%	3/5/42	541	500
	PepsiCo Inc.	3.600%	8/13/42	725	635
	PepsiCo Inc.	4.250%	10/22/44	475	443
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,640
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,433
	PepsiCo Inc.	3.375%	7/29/49	850	705
	PepsiCo Inc.	2.875%	10/15/49	875	667
	PepsiCo Inc.	3.625%	3/19/50	785	681
	PepsiCo Inc.	3.875%	3/19/60	300	266
	Philip Morris International Inc.	2.875%	5/1/24	1,000	978
	Philip Morris International Inc.	5.125%	11/15/24	500	504
	Philip Morris International Inc.	1.500%	5/1/25	950	889
	Philip Morris International Inc.	3.375%	8/11/25	675	654
	Philip Morris International Inc.	5.000%	11/17/25	875	882
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	0.875%	5/1/26	500	448
	Philip Morris International Inc.	3.125%	8/17/27	425	402
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,408
	Philip Morris International Inc.	4.875%	2/15/28	500	504
	Philip Morris International Inc.	3.125%	3/2/28	400	374
	Philip Morris International Inc.	3.375%	8/15/29	600	556
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,176
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,314
	Philip Morris International Inc.	1.750%	11/1/30	500	402
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,056
	Philip Morris International Inc.	5.375%	2/15/33	500	511
	Philip Morris International Inc.	6.375%	5/16/38	575	629
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,017
	Philip Morris International Inc.	4.500%	3/20/42	550	478
	Philip Morris International Inc.	3.875%	8/21/42	75	59
	Philip Morris International Inc.	4.125%	3/4/43	875	714
	Philip Morris International Inc.	4.875%	11/15/43	530	480
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,663
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	803
	Procter & Gamble Co.	0.550%	10/29/25	800	733
	Procter & Gamble Co.	2.450%	11/3/26	800	758
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,816
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,926
	Procter & Gamble Co.	1.200%	10/29/30	625	511
	Procter & Gamble Co.	5.550%	3/5/37	625	712
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,158
	Procter & Gamble Co.	3.500%	10/25/47	413	354
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,156
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,014
	Reynolds American Inc.	7.250%	6/15/37	325	351
[8]	Reynolds American Inc.	8.125%	5/1/40	400	453
[8]	Reynolds American Inc.	7.000%	8/4/41	150	153
	Reynolds American Inc.	6.150%	9/15/43	400	378
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,790
	Sysco Corp.	3.750%	10/1/25	1,086	1,061
	Sysco Corp.	3.300%	7/15/26	975	937
	Sysco Corp.	3.250%	7/15/27	925	878
	Sysco Corp.	5.950%	4/1/30	564	600
	Sysco Corp.	2.450%	12/14/31	500	417
	Sysco Corp.	6.600%	4/1/40	735	813
	Sysco Corp.	4.850%	10/1/45	125	114
	Sysco Corp.	4.500%	4/1/46	950	825
	Sysco Corp.	4.450%	3/15/48	700	607
	Sysco Corp.	3.300%	2/15/50	425	307
	Sysco Corp.	6.600%	4/1/50	950	1,082
	Sysco Corp.	3.150%	12/14/51	600	419
	Target Corp.	3.500%	7/1/24	877	866
	Target Corp.	2.250%	4/15/25	500	480
	Target Corp.	2.500%	4/15/26	1,075	1,032
	Target Corp.	1.950%	1/15/27	600	555
	Target Corp.	3.375%	4/15/29	850	814
	Target Corp.	2.650%	9/15/30	1,750	1,551
	Target Corp.	4.500%	9/15/32	500	501
	Target Corp.	4.400%	1/15/33	1,500	1,491
	Target Corp.	6.500%	10/15/37	450	526
	Target Corp.	7.000%	1/15/38	300	367
	Target Corp.	4.000%	7/1/42	500	457
	Target Corp.	3.625%	4/15/46	500	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	2.950%	1/15/52	700	506
	Target Corp.	4.800%	1/15/53	650	639
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,461
	Tyson Foods Inc.	4.000%	3/1/26	580	570
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,074
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,112
	Tyson Foods Inc.	5.150%	8/15/44	550	521
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,597
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,124
	Unilever Capital Corp.	0.626%	8/12/24	500	472
	Unilever Capital Corp.	3.375%	3/22/25	250	244
	Unilever Capital Corp.	3.100%	7/30/25	550	531
	Unilever Capital Corp.	2.000%	7/28/26	550	514
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,377
	Unilever Capital Corp.	1.375%	9/14/30	500	407
	Unilever Capital Corp.	1.750%	8/12/31	500	411
	Unilever Capital Corp.	5.900%	11/15/32	800	896
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	346
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,497
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,406
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,054
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,028
	Walmart Inc.	3.300%	4/22/24	1,225	1,214
	Walmart Inc.	2.850%	7/8/24	1,150	1,126
	Walmart Inc.	2.650%	12/15/24	875	851
	Walmart Inc.	3.550%	6/26/25	1,275	1,262
	Walmart Inc.	3.900%	9/9/25	900	898
	Walmart Inc.	3.050%	7/8/26	1,700	1,648
	Walmart Inc.	1.050%	9/17/26	462	417
	Walmart Inc.	1.500%	9/22/28	675	592
	Walmart Inc.	3.250%	7/8/29	1,633	1,558
	Walmart Inc.	2.375%	9/24/29	175	157
	Walmart Inc.	1.800%	9/22/31	462	391
	Walmart Inc.	4.150%	9/9/32	1,000	1,007
	Walmart Inc.	5.250%	9/1/35	820	898
	Walmart Inc.	6.200%	4/15/38	570	675
	Walmart Inc.	3.950%	6/28/38	2,175	2,073
	Walmart Inc.	5.625%	4/1/40	312	347
	Walmart Inc.	5.000%	10/25/40	235	245
	Walmart Inc.	4.000%	4/11/43	1,920	1,769
	Walmart Inc.	3.625%	12/15/47	1,300	1,119
	Walmart Inc.	4.050%	6/29/48	1,256	1,168
	Walmart Inc.	2.950%	9/24/49	720	548
	Walmart Inc.	2.650%	9/22/51	700	505
	Walmart Inc.	4.500%	9/9/52	800	799
					355,589
Energy (0.7%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	453
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	984
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	584
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	392
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	989
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,032
	Boardwalk Pipelines LP	4.950%	12/15/24	945	939
	Boardwalk Pipelines LP	5.950%	6/1/26	425	432
	Boardwalk Pipelines LP	4.800%	5/3/29	100	98
	Boardwalk Pipelines LP	3.600%	9/1/32	500	431
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.410%	2/11/26	800	779
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,694
[8]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,710
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,762
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,471
	BP Capital Markets America Inc.	1.749%	8/10/30	900	746
	BP Capital Markets America Inc.	2.721%	1/12/32	900	785
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,929
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	773
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,559
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	976
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,318
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	843
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,369
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,053
	BP Capital Markets plc	3.723%	11/28/28	685	664
	Burlington Resources LLC	7.400%	12/1/31	600	706
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	394
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	489
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	375
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,915
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,304
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	521
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	416
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	698
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	366
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,045
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	347
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81
	Cenovus Energy Inc.	4.250%	4/15/27	350	340
	Cenovus Energy Inc.	2.650%	1/15/32	450	372
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	943
	Cenovus Energy Inc.	6.800%	9/15/37	300	319
	Cenovus Energy Inc.	6.750%	11/15/39	678	724
	Cenovus Energy Inc.	5.400%	6/15/47	925	858
	Cenovus Energy Inc.	3.750%	2/15/52	700	510
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,763
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,253
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,059
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	492
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,130
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,213
	Cheniere Energy Partners LP	4.000%	3/1/31	1,629	1,451
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,240
	Chevron Corp.	1.554%	5/11/25	3,150	2,971
	Chevron Corp.	3.326%	11/17/25	200	196
	Chevron Corp.	1.995%	5/11/27	500	459
	Chevron Corp.	2.236%	5/11/30	2,200	1,945
	Chevron Corp.	3.078%	5/11/50	900	681
	Chevron USA Inc.	0.687%	8/12/25	500	459
	Chevron USA Inc.	1.018%	8/12/27	500	440
	Chevron USA Inc.	3.850%	1/15/28	450	445
	Chevron USA Inc.	3.250%	10/15/29	1,000	941
	Chevron USA Inc.	5.250%	11/15/43	450	469
	Chevron USA Inc.	2.343%	8/12/50	500	328
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,132
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	430
	CNOOC Finance 2014 ULC	4.250%	4/30/24	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	189
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,127
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	974
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	531
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,195
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	491
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,034
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	681
	ConocoPhillips	4.300%	8/15/28	477	474
	ConocoPhillips	2.400%	2/15/31	500	417
	ConocoPhillips	5.900%	10/15/32	400	445
	ConocoPhillips	5.900%	5/15/38	1,255	1,367
	ConocoPhillips	6.500%	2/1/39	975	1,139
	ConocoPhillips	4.875%	10/1/47	777	753
	ConocoPhillips Co.	3.350%	11/15/24	200	196
	ConocoPhillips Co.	2.400%	3/7/25	500	480
	ConocoPhillips Co.	6.950%	4/15/29	656	740
	ConocoPhillips Co.	3.758%	3/15/42	719	612
	ConocoPhillips Co.	4.300%	11/15/44	750	674
	ConocoPhillips Co.	3.800%	3/15/52	500	414
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,365
	Continental Resources Inc.	4.375%	1/15/28	600	566
	Continental Resources Inc.	4.900%	6/1/44	250	193
	Coterra Energy Inc.	3.900%	5/15/27	700	669
	Coterra Energy Inc.	4.375%	3/15/29	600	571
	DCP Midstream Operating LP	5.375%	7/15/25	254	253
	DCP Midstream Operating LP	5.625%	7/15/27	195	198
	DCP Midstream Operating LP	5.125%	5/15/29	465	459
	DCP Midstream Operating LP	3.250%	2/15/32	263	223
	DCP Midstream Operating LP	5.600%	4/1/44	400	382
	Devon Energy Corp.	5.250%	9/15/24	600	601
	Devon Energy Corp.	5.850%	12/15/25	300	305
	Devon Energy Corp.	5.250%	10/15/27	360	360
	Devon Energy Corp.	5.875%	6/15/28	260	264
	Devon Energy Corp.	4.500%	1/15/30	518	495
	Devon Energy Corp.	7.875%	9/30/31	590	678
	Devon Energy Corp.	7.950%	4/15/32	245	285
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,255
	Devon Energy Corp.	4.750%	5/15/42	600	521
	Devon Energy Corp.	5.000%	6/15/45	700	623
	Diamondback Energy Inc.	3.250%	12/1/26	700	665
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	1,007
	Diamondback Energy Inc.	3.125%	3/24/31	875	758
	Diamondback Energy Inc.	6.250%	3/15/33	750	794
	Diamondback Energy Inc.	4.400%	3/24/51	500	403
	Diamondback Energy Inc.	4.250%	3/15/52	700	549
	Diamondback Energy Inc.	6.250%	3/15/53	550	571
[8]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	81
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	891
[8]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	289
[8]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	348
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	350
	Enbridge Energy Partners LP	5.500%	9/15/40	575	556
	Enbridge Energy Partners LP	7.375%	10/15/45	800	938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.500%	6/10/24	500	489
	Enbridge Inc.	2.500%	1/15/25	715	686
	Enbridge Inc.	2.500%	2/14/25	250	239
	Enbridge Inc.	1.600%	10/4/26	500	448
	Enbridge Inc.	4.250%	12/1/26	1,000	982
	Enbridge Inc.	3.125%	11/15/29	825	744
	Enbridge Inc.	5.700%	3/8/33	1,200	1,248
	Enbridge Inc.	2.500%	8/1/33	900	724
	Enbridge Inc.	4.500%	6/10/44	925	786
	Enbridge Inc.	5.500%	12/1/46	300	291
	Enbridge Inc.	4.000%	11/15/49	325	257
	Enbridge Inc.	3.400%	8/1/51	1,000	705
	Energy Transfer LP	4.250%	4/1/24	900	889
	Energy Transfer LP	3.900%	5/15/24	625	612
	Energy Transfer LP	4.050%	3/15/25	2,091	2,051
	Energy Transfer LP	2.900%	5/15/25	375	357
	Energy Transfer LP	5.950%	12/1/25	1,878	1,906
	Energy Transfer LP	4.750%	1/15/26	300	297
	Energy Transfer LP	4.400%	3/15/27	800	778
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	1,012
	Energy Transfer LP	5.550%	2/15/28	300	305
	Energy Transfer LP	4.950%	5/15/28	800	791
	Energy Transfer LP	5.250%	4/15/29	1,300	1,297
	Energy Transfer LP	4.150%	9/15/29	550	516
	Energy Transfer LP	3.750%	5/15/30	1,775	1,638
	Energy Transfer LP	5.750%	2/15/33	400	408
	Energy Transfer LP	4.900%	3/15/35	250	234
	Energy Transfer LP	6.625%	10/15/36	350	367
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	1,049
	Energy Transfer LP	7.500%	7/1/38	800	899
	Energy Transfer LP	6.050%	6/1/41	875	883
	Energy Transfer LP	6.500%	2/1/42	300	311
	Energy Transfer LP	5.150%	2/1/43	425	370
	Energy Transfer LP	5.300%	4/1/44	950	837
	Energy Transfer LP	5.000%	5/15/44	450	387
	Energy Transfer LP	5.150%	3/15/45	150	130
	Energy Transfer LP	5.350%	5/15/45	1,525	1,349
	Energy Transfer LP	6.125%	12/15/45	1,050	1,012
	Energy Transfer LP	5.300%	4/15/47	1,705	1,497
	Energy Transfer LP	5.400%	10/1/47	700	623
	Energy Transfer LP	6.000%	6/15/48	1,350	1,287
	Energy Transfer LP	6.250%	4/15/49	1,200	1,188
	Energy Transfer LP	5.000%	5/15/50	1,900	1,617
	Enterprise Products Operating LLC	3.750%	2/15/25	825	812
	Enterprise Products Operating LLC	5.050%	1/10/26	300	304
	Enterprise Products Operating LLC	3.700%	2/15/26	400	391
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,105
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,089
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,566
	Enterprise Products Operating LLC	7.550%	4/15/38	300	352
	Enterprise Products Operating LLC	5.950%	2/1/41	470	497
	Enterprise Products Operating LLC	4.850%	8/15/42	850	795
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	888
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,651
	Enterprise Products Operating LLC	5.100%	2/15/45	982	936
	Enterprise Products Operating LLC	4.900%	5/15/46	500	463
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,321
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	934
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	776
	Enterprise Products Operating LLC	3.200%	2/15/52	500	355
	Enterprise Products Operating LLC	3.300%	2/15/53	950	689
	Enterprise Products Operating LLC	4.950%	10/15/54	300	272
	Enterprise Products Operating LLC	3.950%	1/31/60	1,600	1,240
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	340
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	981
	EOG Resources Inc.	4.150%	1/15/26	600	595
	EOG Resources Inc.	4.950%	4/15/50	700	704
	EQT Corp.	6.125%	2/1/25	600	604
	EQT Corp.	5.678%	10/1/25	225	225
	EQT Corp.	3.900%	10/1/27	900	846
	EQT Corp.	5.700%	4/1/28	550	551
	EQT Corp.	7.000%	2/1/30	1,000	1,050
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,620
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,311
	Exxon Mobil Corp.	2.275%	8/16/26	400	376
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,075
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	916
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,362
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,684
	Exxon Mobil Corp.	2.995%	8/16/39	1,965	1,590
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,734
	Exxon Mobil Corp.	3.567%	3/6/45	750	622
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	901
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	954
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,130
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,075
	Halliburton Co.	3.800%	11/15/25	354	347
	Halliburton Co.	4.850%	11/15/35	1,000	961
	Halliburton Co.	6.700%	9/15/38	1,070	1,178
	Halliburton Co.	4.500%	11/15/41	675	579
	Halliburton Co.	4.750%	8/1/43	725	639
	Halliburton Co.	5.000%	11/15/45	1,709	1,556
	Helmerich & Payne Inc.	2.900%	9/29/31	565	468
	Hess Corp.	3.500%	7/15/24	245	240
	Hess Corp.	4.300%	4/1/27	1,000	975
	Hess Corp.	7.300%	8/15/31	485	540
	Hess Corp.	7.125%	3/15/33	415	459
	Hess Corp.	5.600%	2/15/41	1,100	1,061
	Hess Corp.	5.800%	4/1/47	500	489
	HF Sinclair Corp.	5.875%	4/1/26	860	870
	HF Sinclair Corp.	4.500%	10/1/30	900	815
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	840
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	196
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	305
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	423
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	375
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,704
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,326
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	340
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,558
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	440
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	469
	Kinder Morgan Inc.	4.300%	6/1/25	817	805
	Kinder Morgan Inc.	1.750%	11/15/26	500	451
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	2.000%	2/15/31	500	404
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	378
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,191
	Kinder Morgan Inc.	4.800%	2/1/33	500	482
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,291
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,301
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,304
	Kinder Morgan Inc.	5.050%	2/15/46	200	176
	Kinder Morgan Inc.	3.250%	8/1/50	500	331
	Kinder Morgan Inc.	3.600%	2/15/51	1,325	938
	Magellan Midstream Partners LP	5.000%	3/1/26	450	454
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	902
	Magellan Midstream Partners LP	5.150%	10/15/43	350	316
	Magellan Midstream Partners LP	4.250%	9/15/46	300	239
	Magellan Midstream Partners LP	4.200%	10/3/47	725	578
	Magellan Midstream Partners LP	4.850%	2/1/49	200	174
	Magellan Midstream Partners LP	3.950%	3/1/50	625	474
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,309
	Marathon Oil Corp.	6.800%	3/15/32	530	560
	Marathon Oil Corp.	6.600%	10/1/37	650	663
	Marathon Oil Corp.	5.200%	6/1/45	200	174
	Marathon Petroleum Corp.	4.700%	5/1/25	1,000	998
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,044
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,101
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,143
	Marathon Petroleum Corp.	4.750%	9/15/44	200	172
	Marathon Petroleum Corp.	4.500%	4/1/48	900	738
	Marathon Petroleum Corp.	5.000%	9/15/54	325	280
	MPLX LP	4.875%	12/1/24	838	833
	MPLX LP	4.875%	6/1/25	3,085	3,064
	MPLX LP	1.750%	3/1/26	600	548
	MPLX LP	4.250%	12/1/27	1,010	980
	MPLX LP	4.000%	3/15/28	950	909
	MPLX LP	4.800%	2/15/29	500	495
	MPLX LP	2.650%	8/15/30	2,000	1,699
	MPLX LP	4.950%	9/1/32	571	559
	MPLX LP	5.000%	3/1/33	1,000	979
	MPLX LP	4.500%	4/15/38	1,575	1,397
	MPLX LP	5.200%	3/1/47	1,950	1,748
	MPLX LP	5.200%	12/1/47	500	445
	MPLX LP	4.700%	4/15/48	1,200	1,008
	MPLX LP	5.500%	2/15/49	1,775	1,652
	MPLX LP	5.650%	3/1/53	500	481
	NOV Inc.	3.600%	12/1/29	500	452
	NOV Inc.	3.950%	12/1/42	800	590
	ONEOK Inc.	2.750%	9/1/24	200	194
	ONEOK Inc.	4.000%	7/13/27	1,150	1,099
	ONEOK Inc.	4.550%	7/15/28	800	773
	ONEOK Inc.	3.400%	9/1/29	1,810	1,612
	ONEOK Inc.	3.100%	3/15/30	1,000	876
	ONEOK Inc.	6.350%	1/15/31	1,000	1,045
	ONEOK Inc.	4.950%	7/13/47	775	649
	ONEOK Inc.	5.200%	7/15/48	650	562
	ONEOK Inc.	4.450%	9/1/49	800	621
	ONEOK Inc.	4.500%	3/15/50	400	310
	ONEOK Partners LP	4.900%	3/15/25	450	447
	ONEOK Partners LP	6.650%	10/1/36	360	375
	ONEOK Partners LP	6.850%	10/15/37	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,320
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	7.375%	11/1/31	450	487
	Ovintiv Inc.	6.500%	8/15/34	700	707
	Ovintiv Inc.	6.625%	8/15/37	1,000	1,008
	Ovintiv Inc.	6.500%	2/1/38	500	499
	Phillips 66	3.850%	4/9/25	600	587
	Phillips 66	1.300%	2/15/26	500	454
	Phillips 66	4.950%	12/1/27	200	201
	Phillips 66	3.900%	3/15/28	600	578
	Phillips 66	2.150%	12/15/30	800	660
	Phillips 66	5.300%	6/30/33	350	355
	Phillips 66	4.650%	11/15/34	1,000	959
	Phillips 66	4.875%	11/15/44	1,750	1,637
	Phillips 66	3.300%	3/15/52	900	637
[12]	Phillips 66 Co.	2.450%	12/15/24	250	238
[12]	Phillips 66 Co.	3.605%	2/15/25	600	583
[12]	Phillips 66 Co.	3.550%	10/1/26	425	406
[12]	Phillips 66 Co.	3.750%	3/1/28	400	380
[12]	Phillips 66 Co.	3.150%	12/15/29	250	226
[12]	Phillips 66 Co.	4.680%	2/15/45	1,080	963
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	454
	Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	833
	Pioneer Natural Resources Co.	2.150%	1/15/31	975	801
	Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,102
	Plains All American Pipeline LP	4.650%	10/15/25	600	594
	Plains All American Pipeline LP	4.500%	12/15/26	350	342
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,073
	Plains All American Pipeline LP	3.800%	9/15/30	525	468
	Plains All American Pipeline LP	6.650%	1/15/37	500	512
	Plains All American Pipeline LP	5.150%	6/1/42	500	421
	Plains All American Pipeline LP	4.700%	6/15/44	500	391
	Plains All American Pipeline LP	4.900%	2/15/45	650	521
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,473
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,245
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,224
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,594
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,153
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,415
[12]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	509
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	555
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,151
	Shell International Finance BV	2.000%	11/7/24	925	889
	Shell International Finance BV	3.250%	5/11/25	2,625	2,566
	Shell International Finance BV	2.875%	5/10/26	1,300	1,245
	Shell International Finance BV	2.500%	9/12/26	505	476
	Shell International Finance BV	3.875%	11/13/28	1,300	1,280
	Shell International Finance BV	2.375%	11/7/29	1,450	1,287
	Shell International Finance BV	2.750%	4/6/30	2,405	2,194
	Shell International Finance BV	4.125%	5/11/35	3,125	2,998
	Shell International Finance BV	6.375%	12/15/38	1,320	1,523
	Shell International Finance BV	5.500%	3/25/40	700	744
	Shell International Finance BV	2.875%	11/26/41	500	382
	Shell International Finance BV	3.625%	8/21/42	525	442
	Shell International Finance BV	4.550%	8/12/43	1,100	1,041
	Shell International Finance BV	4.375%	5/11/45	2,900	2,677
	Shell International Finance BV	4.000%	5/10/46	2,000	1,743
	Shell International Finance BV	3.125%	11/7/49	1,400	1,041

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shell International Finance BV	3.250%	4/6/50	1,735	1,324
Shell International Finance BV	3.000%	11/26/51	950	684
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,616
Spectra Energy Partners LP	3.375%	10/15/26	950	903
Spectra Energy Partners LP	5.950%	9/25/43	400	403
Spectra Energy Partners LP	4.500%	3/15/45	220	185
Suncor Energy Inc.	7.150%	2/1/32	500	553
Suncor Energy Inc.	6.800%	5/15/38	700	769
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,242
Suncor Energy Inc.	4.000%	11/15/47	700	556
Suncor Energy Inc.	3.750%	3/4/51	700	532
Targa Resources Corp.	4.200%	2/1/33	950	853
Targa Resources Corp.	6.125%	3/15/33	431	446
Targa Resources Corp.	4.950%	4/15/52	1,200	997
Targa Resources Corp.	6.250%	7/1/52	250	247
Targa Resources Corp.	6.500%	2/15/53	500	512
Targa Resources Partners LP	6.500%	7/15/27	300	308
Targa Resources Partners LP	5.000%	1/15/28	600	585
Targa Resources Partners LP	6.875%	1/15/29	600	614
Targa Resources Partners LP	5.500%	3/1/30	900	878
Targa Resources Partners LP	4.875%	2/1/31	900	848
Targa Resources Partners LP	4.000%	1/15/32	940	822
TC PipeLines LP	3.900%	5/25/27	200	193
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	277
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	544
TotalEnergies Capital International SA	2.434%	1/10/25	700	677
TotalEnergies Capital International SA	3.455%	2/19/29	425	406
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,705
TotalEnergies Capital International SA	3.386%	6/29/60	500	375
TransCanada PipeLines Ltd.	1.000%	10/12/24	800	751
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,650
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,786
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	572
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,400	1,313
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	637
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	1,740
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	465
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	682
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	855
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	773
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	1,614
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	287
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	906
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	350
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	398
Valero Energy Corp.	2.150%	9/15/27	517	467
Valero Energy Corp.	4.350%	6/1/28	315	309
Valero Energy Corp.	2.800%	12/1/31	400	336
Valero Energy Corp.	7.500%	4/15/32	850	976
Valero Energy Corp.	6.625%	6/15/37	1,355	1,482
Valero Energy Corp.	3.650%	12/1/51	875	637
Valero Energy Corp.	4.000%	6/1/52	500	386
Valero Energy Partners LP	4.500%	3/15/28	400	395
Western Midstream Operating LP	3.350%	2/1/25	500	478
Western Midstream Operating LP	4.750%	8/15/28	170	162
Western Midstream Operating LP	4.300%	2/1/30	515	468
Western Midstream Operating LP	5.450%	4/1/44	390	340
Western Midstream Operating LP	5.300%	3/1/48	790	674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.500%	2/1/50	1,000	849
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,482
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,743
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,100
	Williams Cos. Inc.	5.400%	3/2/26	200	204
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,272
	Williams Cos. Inc.	3.500%	11/15/30	1,100	998
	Williams Cos. Inc.	2.600%	3/15/31	1,000	839
	Williams Cos. Inc.	4.650%	8/15/32	487	469
	Williams Cos. Inc.	5.650%	3/15/33	400	413
	Williams Cos. Inc.	6.300%	4/15/40	990	1,042
	Williams Cos. Inc.	5.800%	11/15/43	925	916
	Williams Cos. Inc.	5.400%	3/4/44	800	751
	Williams Cos. Inc.	5.750%	6/24/44	600	587
	Williams Cos. Inc.	4.900%	1/15/45	725	638
	Williams Cos. Inc.	5.100%	9/15/45	900	826
	Williams Cos. Inc.	4.850%	3/1/48	675	597
	Williams Cos. Inc.	3.500%	10/15/51	400	284
	Williams Cos. Inc.	5.300%	8/15/52	400	378
					362,262
Financials (3.1%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[8]	Aegon NV	5.500%	4/11/48	585	553
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,268
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,783
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	484
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	447
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,877
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,141
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	806
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	482
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	921
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,488
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,304
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,282
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	694
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	434
	Aflac Inc.	2.875%	10/15/26	884	834
	Aflac Inc.	3.600%	4/1/30	1,000	940
	Aflac Inc.	4.000%	10/15/46	150	122
	Aflac Inc.	4.750%	1/15/49	1,080	1,008
	Air Lease Corp.	0.800%	8/18/24	500	467
	Air Lease Corp.	4.250%	9/15/24	475	466
[8]	Air Lease Corp.	2.300%	2/1/25	1,175	1,113
	Air Lease Corp.	3.250%	3/1/25	600	575
	Air Lease Corp.	3.375%	7/1/25	750	713
	Air Lease Corp.	1.875%	8/15/26	750	666
	Air Lease Corp.	2.200%	1/15/27	600	533
	Air Lease Corp.	3.625%	4/1/27	200	186
	Air Lease Corp.	3.625%	12/1/27	1,000	925
	Air Lease Corp.	2.100%	9/1/28	500	417
	Air Lease Corp.	4.625%	10/1/28	300	285
	Air Lease Corp.	3.250%	10/1/29	595	522
[8]	Air Lease Corp.	3.000%	2/1/30	625	533
	Air Lease Corp.	3.125%	12/1/30	1,250	1,061
[8]	Air Lease Corp.	2.875%	1/15/32	600	495
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,588
	Aircastle Ltd.	4.250%	6/15/26	500	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alleghany Corp.	4.900%	9/15/44	300	283
	Alleghany Corp.	3.250%	8/15/51	1,250	913
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	339
	Allstate Corp.	3.280%	12/15/26	400	382
	Allstate Corp.	1.450%	12/15/30	500	389
	Allstate Corp.	5.250%	3/30/33	400	404
	Allstate Corp.	5.550%	5/9/35	105	110
	Allstate Corp.	4.500%	6/15/43	725	652
	Allstate Corp.	4.200%	12/15/46	600	507
	Allstate Corp.	3.850%	8/10/49	400	321
[8]	Allstate Corp.	6.500%	5/15/57	650	613
	Ally Financial Inc.	1.450%	10/2/23	2,045	1,963
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,146
	Ally Financial Inc.	5.125%	9/30/24	550	530
	Ally Financial Inc.	5.800%	5/1/25	600	580
	Ally Financial Inc.	4.750%	6/9/27	500	463
	Ally Financial Inc.	7.100%	11/15/27	500	508
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,413
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	299
	American Express Co.	2.500%	7/30/24	1,065	1,030
	American Express Co.	3.000%	10/30/24	1,200	1,170
	American Express Co.	3.625%	12/5/24	1,404	1,370
	American Express Co.	4.200%	11/6/25	1,212	1,201
	American Express Co.	4.900%	2/13/26	1,100	1,109
	American Express Co.	2.550%	3/4/27	5,316	4,920
	American Express Co.	3.300%	5/3/27	1,960	1,864
	American Express Co.	4.420%	8/3/33	1,500	1,438
	American Express Co.	4.050%	12/3/42	621	573
	American Financial Group Inc.	5.250%	4/2/30	356	360
	American Financial Group Inc.	4.500%	6/15/47	500	419
	American International Group Inc.	2.500%	6/30/25	1,203	1,139
	American International Group Inc.	3.900%	4/1/26	500	487
	American International Group Inc.	4.200%	4/1/28	450	439
	American International Group Inc.	4.250%	3/15/29	300	287
	American International Group Inc.	3.400%	6/30/30	1,115	999
	American International Group Inc.	3.875%	1/15/35	400	354
	American International Group Inc.	4.700%	7/10/35	195	173
	American International Group Inc.	6.250%	5/1/36	600	645
	American International Group Inc.	4.500%	7/16/44	1,488	1,298
	American International Group Inc.	4.800%	7/10/45	1,000	906
	American International Group Inc.	4.750%	4/1/48	545	489
[8]	American International Group Inc.	5.750%	4/1/48	525	477
	American International Group Inc.	4.375%	6/30/50	500	428
	Ameriprise Financial Inc.	3.700%	10/15/24	350	343
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,332
	Ameriprise Financial Inc.	4.500%	5/13/32	500	476
	Ameriprise Financial Inc.	5.150%	5/15/33	650	649
[8]	Aon Corp.	8.205%	1/1/27	150	149
	Aon Corp.	2.850%	5/28/27	500	465
	Aon Corp.	4.500%	12/15/28	600	590
	Aon Corp.	3.750%	5/2/29	380	363
	Aon Corp.	2.800%	5/15/30	1,620	1,433
	Aon Corp.	2.050%	8/23/31	750	607
	Aon Corp.	5.350%	2/28/33	500	517
	Aon Corp.	6.250%	9/30/40	150	157
	Aon Corp.	2.900%	8/23/51	1,000	666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	3.900%	2/28/52	500	404
	Aon Global Ltd.	3.500%	6/14/24	575	564
	Aon Global Ltd.	3.875%	12/15/25	300	293
	Aon Global Ltd.	4.600%	6/14/44	625	555
	Aon Global Ltd.	4.750%	5/15/45	695	634
	Arch Capital Finance LLC	4.011%	12/15/26	799	775
	Arch Capital Finance LLC	5.031%	12/15/46	100	89
	Arch Capital Group Ltd.	7.350%	5/1/34	500	576
	Arch Capital Group Ltd.	3.635%	6/30/50	975	725
	Arch Capital Group US Inc.	5.144%	11/1/43	275	254
	Ares Capital Corp.	4.200%	6/10/24	825	799
	Ares Capital Corp.	4.250%	3/1/25	480	454
	Ares Capital Corp.	3.250%	7/15/25	967	887
	Ares Capital Corp.	3.875%	1/15/26	1,000	922
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,132
	Ares Capital Corp.	2.875%	6/15/27	319	274
	Ares Capital Corp.	3.200%	11/15/31	500	379
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	405
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	510
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	360
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	327
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	502
	Assurant Inc.	4.900%	3/27/28	400	393
	Assurant Inc.	6.750%	2/15/34	92	97
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	261
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	429
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	343
	Athene Holding Ltd.	4.125%	1/12/28	835	757
	Athene Holding Ltd.	3.500%	1/15/31	4,500	3,751
	Athene Holding Ltd.	3.450%	5/15/52	500	316
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	244
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	883
	AXA SA	8.600%	12/15/30	540	649
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	199
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,449
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	422
	Banco Santander SA	2.706%	6/27/24	400	386
	Banco Santander SA	5.147%	8/18/25	900	885
	Banco Santander SA	5.179%	11/19/25	1,300	1,274
	Banco Santander SA	1.849%	3/25/26	1,000	896
	Banco Santander SA	4.250%	4/11/27	2,000	1,888
	Banco Santander SA	5.294%	8/18/27	900	887
	Banco Santander SA	3.800%	2/23/28	200	185
	Banco Santander SA	4.379%	4/12/28	1,200	1,136
	Banco Santander SA	3.306%	6/27/29	500	447
	Banco Santander SA	3.490%	5/28/30	1,000	876
	Banco Santander SA	2.749%	12/3/30	600	469
	Banco Santander SA	2.958%	3/25/31	1,000	821
[8]	Bank of America Corp.	4.200%	8/26/24	3,025	2,977
[8]	Bank of America Corp.	4.000%	1/22/25	4,240	4,152
[8]	Bank of America Corp.	3.950%	4/21/25	3,036	2,942
	Bank of America Corp.	0.976%	4/22/25	2,000	1,906
[8]	Bank of America Corp.	0.981%	9/25/25	500	467
[8]	Bank of America Corp.	3.093%	10/1/25	2,500	2,407
[8]	Bank of America Corp.	2.456%	10/22/25	2,175	2,072
[8]	Bank of America Corp.	1.530%	12/6/25	5,250	4,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	3.366%	1/23/26	1,300	1,250
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	7,101
[8]	Bank of America Corp.	3.384%	4/2/26	2,790	2,677
[8]	Bank of America Corp.	3.500%	4/19/26	830	798
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	10,465
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,455
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,797
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,166
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,168
	Bank of America Corp.	1.734%	7/22/27	2,500	2,238
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	2,097
[8]	Bank of America Corp.	3.824%	1/20/28	450	429
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,324
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	2,828
	Bank of America Corp.	6.204%	11/10/28	1,725	1,803
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	5,911
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,350
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	5,162
[8]	Bank of America Corp.	4.271%	7/23/29	6,175	5,943
[8]	Bank of America Corp.	3.974%	2/7/30	500	468
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	1,777
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	3,631
[8]	Bank of America Corp.	2.496%	2/13/31	175	148
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	5,082
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,396
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,253
	Bank of America Corp.	2.687%	4/22/32	4,575	3,820
	Bank of America Corp.	2.299%	7/21/32	7,500	6,043
	Bank of America Corp.	2.572%	10/20/32	1,000	817
[8]	Bank of America Corp.	5.015%	7/22/33	4,000	3,951
	Bank of America Corp.	2.482%	9/21/36	1,500	1,136
	Bank of America Corp.	6.110%	1/29/37	2,010	2,120
	Bank of America Corp.	3.846%	3/8/37	2,725	2,339
[8]	Bank of America Corp.	4.244%	4/24/38	2,600	2,339
	Bank of America Corp.	7.750%	5/14/38	1,700	2,034
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,237
[8]	Bank of America Corp.	2.676%	6/19/41	4,895	3,460
[8]	Bank of America Corp.	5.875%	2/7/42	1,020	1,095
	Bank of America Corp.	3.311%	4/22/42	3,945	3,038
[8]	Bank of America Corp.	5.000%	1/21/44	1,595	1,556
[8]	Bank of America Corp.	4.875%	4/1/44	550	519
[8]	Bank of America Corp.	4.750%	4/21/45	350	323
[8]	Bank of America Corp.	4.443%	1/20/48	2,675	2,369
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	948
[8]	Bank of America Corp.	4.330%	3/15/50	700	604
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	4,499
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,314
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	751
	Bank of America Corp.	2.972%	7/21/52	1,500	1,011
[8]	Bank of America NA	6.000%	10/15/36	600	646
[8]	Bank of Montreal	2.500%	6/28/24	800	774
[8]	Bank of Montreal	0.625%	7/9/24	675	638
[8]	Bank of Montreal	4.250%	9/14/24	500	494
[8]	Bank of Montreal	1.500%	1/10/25	925	870
[8]	Bank of Montreal	1.850%	5/1/25	820	768
[8]	Bank of Montreal	3.700%	6/7/25	900	875
[8]	Bank of Montreal	0.949%	1/22/27	1,000	893
[8]	Bank of Montreal	2.650%	3/8/27	700	647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of Montreal	4.700%	9/14/27	500	497
	Bank of Montreal	5.203%	2/1/28	650	655
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,436
[8]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	584
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	720
[8]	Bank of New York Mellon Corp.	5.224%	11/21/25	875	877
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,342
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	791
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	894
[8]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	307
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,421
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	569
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,148
[8]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	675
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	918
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	644
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	460
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	231
[8]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,789
[8]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	694
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	346
	Bank of Nova Scotia	0.650%	7/31/24	550	519
	Bank of Nova Scotia	5.250%	12/6/24	875	877
	Bank of Nova Scotia	1.450%	1/10/25	500	469
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,399
[8]	Bank of Nova Scotia	3.450%	4/11/25	925	897
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,767
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,225
	Bank of Nova Scotia	2.700%	8/3/26	725	673
	Bank of Nova Scotia	1.300%	9/15/26	1,000	884
	Bank of Nova Scotia	1.950%	2/2/27	500	452
	Bank of Nova Scotia	2.450%	2/2/32	500	413
	Bank of Nova Scotia	4.588%	5/4/37	925	821
	BankUnited Inc.	4.875%	11/17/25	219	196
[8]	Barclays plc	4.338%	5/16/24	1,000	998
	Barclays plc	3.650%	3/16/25	3,000	2,862
[8]	Barclays plc	3.932%	5/7/25	800	778
	Barclays plc	4.375%	1/12/26	1,200	1,162
[8]	Barclays plc	2.852%	5/7/26	2,025	1,892
	Barclays plc	5.200%	5/12/26	1,260	1,206
	Barclays plc	5.304%	8/9/26	1,850	1,814
	Barclays plc	7.325%	11/2/26	1,500	1,543
	Barclays plc	4.337%	1/10/28	1,000	952
	Barclays plc	4.836%	5/9/28	4,750	4,488
	Barclays plc	5.501%	8/9/28	1,225	1,217
	Barclays plc	7.385%	11/2/28	1,500	1,588
[8]	Barclays plc	4.972%	5/16/29	1,000	965
[8]	Barclays plc	5.088%	6/20/30	2,975	2,774
	Barclays plc	2.645%	6/24/31	1,000	807
	Barclays plc	2.667%	3/10/32	1,750	1,381
	Barclays plc	5.746%	8/9/33	845	828
	Barclays plc	7.437%	11/2/33	4,500	4,970
	Barclays plc	3.564%	9/23/35	700	550
	Barclays plc	5.250%	8/17/45	500	474
	Barclays plc	4.950%	1/10/47	1,300	1,168
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,288
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	198
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	574
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	508
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,818
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,444
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,430	1,716
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	322
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,144
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	785
	BGC Partners Inc.	3.750%	10/1/24	425	407
	BlackRock Inc.	3.200%	3/15/27	550	530
	BlackRock Inc.	3.250%	4/30/29	1,000	952
	BlackRock Inc.	2.400%	4/30/30	1,250	1,098
	BlackRock Inc.	1.900%	1/28/31	915	767
	BlackRock Inc.	2.100%	2/25/32	950	794
[12]	Blackstone Private Credit Fund	7.050%	9/29/25	500	498
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,212
	Blackstone Private Credit Fund	3.250%	3/15/27	725	615
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	454
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	432
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	610
[8]	BNP Paribas SA	4.250%	10/15/24	500	485
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,010
	BPCE SA	4.000%	4/15/24	1,200	1,178
[8]	BPCE SA	3.375%	12/2/26	250	234
	Brighthouse Financial Inc.	5.625%	5/15/30	500	481
	Brighthouse Financial Inc.	4.700%	6/22/47	487	355
	Brookfield Corp.	4.000%	1/15/25	658	646
	Brookfield Finance Inc.	4.000%	4/1/24	725	713
	Brookfield Finance Inc.	4.250%	6/2/26	150	145
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	926
	Brookfield Finance Inc.	4.850%	3/29/29	600	579
	Brookfield Finance Inc.	4.350%	4/15/30	320	298
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	997
	Brookfield Finance Inc.	4.700%	9/20/47	750	648
	Brookfield Finance Inc.	3.500%	3/30/51	250	167
	Brookfield Finance Inc.	3.625%	2/15/52	500	340
	Brookfield Finance LLC	3.450%	4/15/50	1,200	814
	Brown & Brown Inc.	4.200%	9/15/24	400	394
	Brown & Brown Inc.	4.500%	3/15/29	275	266
	Brown & Brown Inc.	2.375%	3/15/31	1,000	801
	Brown & Brown Inc.	4.200%	3/17/32	500	451
	Brown & Brown Inc.	4.950%	3/17/52	575	487
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	782
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	704
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	181
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	677
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,876
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	453
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	939
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	664
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	865
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,513
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,871
	Capital One Financial Corp.	4.250%	4/30/25	502	478
	Capital One Financial Corp.	4.200%	10/29/25	500	467
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,077
	Capital One Financial Corp.	3.750%	7/28/26	250	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	3/9/27	1,075	977
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,599
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,540
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,834
	Capital One Financial Corp.	5.468%	2/1/29	693	676
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,159
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,233
[8]	Capital One NA	2.280%	1/28/26	750	694
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,247
	Cboe Global Markets Inc.	1.625%	12/15/30	500	403
	Charles Schwab Corp.	4.200%	3/24/25	1,000	975
	Charles Schwab Corp.	3.625%	4/1/25	669	644
	Charles Schwab Corp.	3.850%	5/21/25	100	96
	Charles Schwab Corp.	0.900%	3/11/26	1,000	878
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,633
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,018
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,194
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,067
	Charles Schwab Corp.	3.200%	1/25/28	400	366
	Charles Schwab Corp.	4.000%	2/1/29	440	420
	Charles Schwab Corp.	3.250%	5/22/29	475	423
	Charles Schwab Corp.	2.750%	10/1/29	300	260
	Charles Schwab Corp.	2.300%	5/13/31	1,000	807
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,195
	Charles Schwab Corp.	2.900%	3/3/32	725	605
	Chubb Corp.	6.000%	5/11/37	375	414
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,525
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	271
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,134
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,132
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,022
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	205
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	198
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	736
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	352
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	677
	CI Financial Corp.	3.200%	12/17/30	2,000	1,540
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	333
	Cincinnati Financial Corp.	6.125%	11/1/34	275	298
	Citigroup Inc.	3.750%	6/16/24	2,975	2,926
	Citigroup Inc.	4.000%	8/5/24	725	712
	Citigroup Inc.	3.875%	3/26/25	3,544	3,434
[8]	Citigroup Inc.	3.352%	4/24/25	210	205
	Citigroup Inc.	3.300%	4/27/25	275	265
	Citigroup Inc.	0.981%	5/1/25	1,450	1,379
	Citigroup Inc.	4.140%	5/24/25	785	772
	Citigroup Inc.	4.400%	6/10/25	1,600	1,560
	Citigroup Inc.	5.500%	9/13/25	1,000	999
	Citigroup Inc.	1.281%	11/3/25	1,500	1,401
	Citigroup Inc.	3.700%	1/12/26	400	388
	Citigroup Inc.	2.014%	1/25/26	1,500	1,413
	Citigroup Inc.	4.600%	3/9/26	975	957
[8]	Citigroup Inc.	3.106%	4/8/26	5,750	5,498
	Citigroup Inc.	3.400%	5/1/26	750	716
	Citigroup Inc.	5.610%	9/29/26	3,100	3,118
	Citigroup Inc.	3.200%	10/21/26	3,000	2,832
	Citigroup Inc.	4.300%	11/20/26	775	751
	Citigroup Inc.	4.450%	9/29/27	3,825	3,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Inc.	3.887%	1/10/28	7,499	7,178
	Citigroup Inc.	6.625%	1/15/28	800	862
[8]	Citigroup Inc.	3.070%	2/24/28	2,200	2,047
	Citigroup Inc.	4.658%	5/24/28	1,000	989
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,534
	Citigroup Inc.	4.125%	7/25/28	425	402
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	2,581
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	1,868
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	1,030
[8]	Citigroup Inc.	2.666%	1/29/31	175	150
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	8,324
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	2,110
	Citigroup Inc.	6.625%	6/15/32	750	803
	Citigroup Inc.	2.520%	11/3/32	2,000	1,634
	Citigroup Inc.	3.057%	1/25/33	750	636
	Citigroup Inc.	5.875%	2/22/33	200	205
	Citigroup Inc.	3.785%	3/17/33	2,600	2,331
	Citigroup Inc.	4.910%	5/24/33	1,000	980
	Citigroup Inc.	6.000%	10/31/33	525	539
	Citigroup Inc.	6.270%	11/17/33	5,000	5,408
	Citigroup Inc.	6.125%	8/25/36	1,699	1,760
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	935
	Citigroup Inc.	8.125%	7/15/39	1,099	1,421
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	4,913
	Citigroup Inc.	5.875%	1/30/42	800	849
	Citigroup Inc.	6.675%	9/13/43	500	559
	Citigroup Inc.	5.300%	5/6/44	750	714
	Citigroup Inc.	4.650%	7/30/45	1,200	1,092
	Citigroup Inc.	4.750%	5/18/46	825	731
	Citigroup Inc.	4.650%	7/23/48	1,480	1,371
	Citizens Bank NA	6.064%	10/24/25	650	612
[8]	Citizens Bank NA	3.750%	2/18/26	500	457
	Citizens Bank NA	4.575%	8/9/28	575	527
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	1,905
	Citizens Financial Group Inc.	2.500%	2/6/30	450	355
	Citizens Financial Group Inc.	4.300%	2/11/31	825	708
	Citizens Financial Group Inc.	2.638%	9/30/32	180	128
	CME Group Inc.	3.000%	3/15/25	133	129
	CME Group Inc.	3.750%	6/15/28	300	294
	CME Group Inc.	2.650%	3/15/32	1,000	866
	CME Group Inc.	5.300%	9/15/43	720	762
	CME Group Inc.	4.150%	6/15/48	500	461
	CNA Financial Corp.	3.950%	5/15/24	895	883
	CNA Financial Corp.	3.450%	8/15/27	400	377
	CNA Financial Corp.	3.900%	5/1/29	800	755
	CNO Financial Group Inc.	5.250%	5/30/25	500	494
[8]	Comerica Bank	4.000%	7/27/25	578	473
	Commonwealth Bank of Australia	5.316%	3/13/26	900	915
	Cooperatieve Rabobank UA	3.875%	8/22/24	650	640
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	658
[8]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,749
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	776
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,702
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	763
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,042
[12]	Corebridge Financial Inc.	3.500%	4/4/25	500	481
[12]	Corebridge Financial Inc.	3.650%	4/5/27	1,000	938
[12]	Corebridge Financial Inc.	3.850%	4/5/29	1,000	912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Corebridge Financial Inc.	3.900%	4/5/32	500	433
[12]	Corebridge Financial Inc.	4.350%	4/5/42	500	411
[12]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,563
	Credit Suisse AG	4.750%	8/9/24	1,000	966
[8]	Credit Suisse AG	3.625%	9/9/24	2,325	2,222
	Credit Suisse AG	7.950%	1/9/25	607	608
	Credit Suisse AG	7.500%	2/15/28	2,088	2,215
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,382
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,115
[12]	Credit Suisse Group AG	4.194%	4/1/31	1,000	881
	Credit Suisse Group AG	4.875%	5/15/45	1,680	1,438
	Credit Suisse USA Inc.	7.125%	7/15/32	465	516
[8]	Deutsche Bank AG	3.700%	5/30/24	775	736
	Deutsche Bank AG	4.500%	4/1/25	778	714
[8]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,418
[8]	Deutsche Bank AG	4.100%	1/13/26	400	364
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,329
	Deutsche Bank AG	6.119%	7/14/26	1,000	970
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,377
	Deutsche Bank AG	2.311%	11/16/27	500	423
	Deutsche Bank AG	2.552%	1/7/28	1,005	856
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,548
	Deutsche Bank AG	5.882%	7/8/31	200	174
[8]	Deutsche Bank AG	3.547%	9/18/31	500	410
	Deutsche Bank AG	3.729%	1/14/32	530	396
	Deutsche Bank AG	3.035%	5/28/32	1,005	778
	Deutsche Bank AG	4.875%	12/1/32	570	464
	Deutsche Bank AG	3.742%	1/7/33	1,043	758
	Deutsche Bank AG	7.079%	2/10/34	850	787
	Discover Bank	2.450%	9/12/24	600	569
[8]	Discover Bank	4.250%	3/13/26	2,043	1,942
[8]	Discover Bank	3.450%	7/27/26	1,455	1,341
[8]	Discover Bank	4.650%	9/13/28	500	474
[8]	Discover Bank	2.700%	2/6/30	400	323
	Discover Financial Services	3.950%	11/6/24	350	334
	Discover Financial Services	3.750%	3/4/25	953	904
	Discover Financial Services	4.500%	1/30/26	3,183	3,072
	Discover Financial Services	4.100%	2/9/27	1,435	1,356
	Discover Financial Services	6.700%	11/29/32	250	258
	Eaton Vance Corp.	3.500%	4/6/27	511	488
	Enstar Group Ltd.	4.950%	6/1/29	680	636
	Equitable Holdings Inc.	7.000%	4/1/28	600	650
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,287
	Equitable Holdings Inc.	5.594%	1/11/33	500	490
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,028
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	277
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	363
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	844
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	392
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	566
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	839
[12]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	639
	Fidelity National Financial Inc.	3.400%	6/15/30	500	438
	Fidelity National Financial Inc.	2.450%	3/15/31	750	601
	Fidelity National Financial Inc.	3.200%	9/17/51	500	303
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,694
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,288
	Fifth Third Bancorp	1.707%	11/1/27	500	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	3.950%	3/14/28	300	271
	Fifth Third Bancorp	4.055%	4/25/28	500	459
	Fifth Third Bancorp	4.772%	7/28/30	400	369
	Fifth Third Bancorp	4.337%	4/25/33	500	438
	Fifth Third Bancorp	8.250%	3/1/38	710	802
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	589
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,370
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,015
	First American Financial Corp.	4.600%	11/15/24	220	216
	First American Financial Corp.	2.400%	8/15/31	600	464
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	341
	Franklin Resources Inc.	2.850%	3/30/25	250	236
	Franklin Resources Inc.	1.600%	10/30/30	500	394
	Franklin Resources Inc.	2.950%	8/12/51	500	325
	FS KKR Capital Corp.	4.625%	7/15/24	100	97
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	949
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,423
	GATX Corp.	3.250%	3/30/25	375	359
	GATX Corp.	3.850%	3/30/27	910	870
	GATX Corp.	3.500%	3/15/28	200	184
	GATX Corp.	4.550%	11/7/28	600	588
	GATX Corp.	4.700%	4/1/29	275	268
	GATX Corp.	4.000%	6/30/30	460	423
	GATX Corp.	1.900%	6/1/31	500	389
	GATX Corp.	3.500%	6/1/32	500	440
	GATX Corp.	5.200%	3/15/44	150	136
	GATX Corp.	4.500%	3/30/45	150	123
	GATX Corp.	3.100%	6/1/51	500	320
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,245
	GE Capital Funding LLC	4.550%	5/15/32	376	369
	Globe Life Inc.	4.550%	9/15/28	385	382
	Globe Life Inc.	2.150%	8/15/30	500	405
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	454
	Goldman Sachs Capital I	6.345%	2/15/34	975	986
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,796
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	971
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	971
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,383
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,790
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,061
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,062
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,788
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,251
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,187
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,235
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,741
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,129
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,052
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,984
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,755
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,499
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,441
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,804
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	3,175
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,183
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,169
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,928
[8]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,303
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,349
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,437
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,589
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,971
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	485
	Golub Capital BDC Inc.	2.500%	8/24/26	684	589
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	267
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	440
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	624
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	422
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	380
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	462
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	718
[8]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,092
[8]	HSBC Holdings plc	2.633%	11/7/25	200	189
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,573
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,488
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,493
[8]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,741
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,846
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,556
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	2,966
	HSBC Holdings plc	7.336%	11/3/26	250	260
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,866
	HSBC Holdings plc	1.589%	5/24/27	1,000	882
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,166
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,883
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,924
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,925
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,855
	HSBC Holdings plc	7.390%	11/3/28	250	267
	HSBC Holdings plc	6.161%	3/9/29	708	728
[8]	HSBC Holdings plc	4.583%	6/19/29	800	761
	HSBC Holdings plc	2.206%	8/17/29	1,000	841
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,187
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,681
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,227
[8]	HSBC Holdings plc	7.625%	5/17/32	400	426
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,444
[8]	HSBC Holdings plc	7.350%	11/27/32	400	413
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,254
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,033
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,396
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,777
[8]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,513
[8]	HSBC Holdings plc	6.500%	9/15/37	660	648
[8]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,481
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,285
	HSBC Holdings plc	6.332%	3/9/44	1,700	1,795
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,501
	HSBC USA Inc.	3.500%	6/23/24	400	389
	HSBC USA Inc.	5.625%	3/17/25	1,020	1,023
	Huntington Bancshares Inc.	2.625%	8/6/24	250	234
	Huntington Bancshares Inc.	4.000%	5/15/25	400	377
	Huntington Bancshares Inc.	4.443%	8/4/28	525	481
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	891
	Huntington Bancshares Inc.	5.023%	5/17/33	500	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	5.699%	11/18/25	1,000	968
[8]	Huntington National Bank	4.270%	11/25/26	450	415
	Huntington National Bank	4.552%	5/17/28	500	470
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	727
	ING Groep NV	3.550%	4/9/24	400	392
	ING Groep NV	3.869%	3/28/26	700	677
	ING Groep NV	3.950%	3/29/27	1,300	1,242
	ING Groep NV	4.017%	3/28/28	700	664
	ING Groep NV	4.550%	10/2/28	1,000	960
	ING Groep NV	4.050%	4/9/29	610	572
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	679
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,070
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	189
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	494
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	481
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	297
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,897
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	788
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	298
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,088
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	524
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	731
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	803
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,113
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	302
	Invesco Finance plc	3.750%	1/15/26	800	769
	Invesco Finance plc	5.375%	11/30/43	900	890
	Jackson Financial Inc.	3.125%	11/23/31	500	411
	Jackson Financial Inc.	4.000%	11/23/51	500	332
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	246
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	588
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,007
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	390
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	329
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	355
	JPMorgan Chase & Co.	3.625%	5/13/24	622	614
[8]	JPMorgan Chase & Co.	1.514%	6/1/24	2,264	2,250
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,163
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,220
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,127
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,895
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,160
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,173
[8]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,868
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,569
	JPMorgan Chase & Co.	5.546%	12/15/25	2,150	2,164
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,461
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,471
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,080
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,342
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,261
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,576
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,611
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,648
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,016
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	898
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,370
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,465
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	733
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,437
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	998
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,716
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,625
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,732
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,489
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,314
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,745
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,518
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,014
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	798
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,436
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,369
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,262
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,897
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,938
	JPMorgan Chase & Co.	4.912%	7/25/33	800	795
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,279
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,840
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,420
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,108
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,233
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,249
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,062
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,308
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	2,422
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,901
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,320
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,418
	Kemper Corp.	4.350%	2/15/25	167	164
	Kemper Corp.	3.800%	2/23/32	500	430
[8]	KeyBank NA	3.300%	6/1/25	500	467
[8]	KeyBank NA	4.150%	8/8/25	525	497
	KeyBank NA	4.700%	1/26/26	650	624
[8]	KeyBank NA	5.850%	11/15/27	650	640
[8]	KeyBank NA	4.390%	12/14/27	300	275
[8]	KeyBank NA	4.900%	8/8/32	525	461
	KeyBank NA	5.000%	1/26/33	650	604
[8]	KeyCorp	4.150%	10/29/25	850	799
[8]	KeyCorp	2.250%	4/6/27	750	637
[8]	KeyCorp	4.100%	4/30/28	1,400	1,256
[8]	KeyCorp	2.550%	10/1/29	600	480
	Lazard Group LLC	3.750%	2/13/25	100	97
	Lazard Group LLC	3.625%	3/1/27	1,350	1,268
	Lazard Group LLC	4.500%	9/19/28	425	407
	Legg Mason Inc.	4.750%	3/15/26	425	420
	Legg Mason Inc.	5.625%	1/15/44	450	451
	Lincoln National Corp.	3.350%	3/9/25	212	201
	Lincoln National Corp.	3.625%	12/12/26	250	228
	Lincoln National Corp.	3.800%	3/1/28	850	770
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,011
	Lincoln National Corp.	4.375%	6/15/50	500	375
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,272
	Lloyds Banking Group plc	4.500%	11/4/24	500	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.450%	5/8/25	500	489
[8]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	3,888
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	1,947
[8]	Lloyds Banking Group plc	2.438%	2/5/26	750	706
	Lloyds Banking Group plc	3.511%	3/18/26	700	666
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	952
	Lloyds Banking Group plc	4.716%	8/11/26	875	851
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,245
	Lloyds Banking Group plc	3.750%	3/18/28	700	651
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,878
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,058
	Lloyds Banking Group plc	5.871%	3/6/29	850	857
	Lloyds Banking Group plc	7.953%	11/15/33	2,075	2,294
	Lloyds Banking Group plc	3.369%	12/14/46	520	348
	Lloyds Banking Group plc	4.344%	1/9/48	850	659
	Loews Corp.	3.750%	4/1/26	695	677
	Loews Corp.	3.200%	5/15/30	500	449
	Loews Corp.	6.000%	2/1/35	250	267
	Loews Corp.	4.125%	5/15/43	275	234
	M&T Bank Corp.	4.000%	7/15/24	275	268
	M&T Bank Corp.	4.553%	8/16/28	500	462
	M&T Bank Corp.	5.053%	1/27/34	580	537
	Main Street Capital Corp.	3.000%	7/14/26	458	401
[8]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,330
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	483
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,078
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	215
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	823	771
	Manulife Financial Corp.	4.150%	3/4/26	575	566
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,043
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	721
	Manulife Financial Corp.	5.375%	3/4/46	850	863
	Markel Corp.	3.500%	11/1/27	200	190
	Markel Corp.	3.350%	9/17/29	250	227
	Markel Corp.	5.000%	4/5/46	1,100	1,005
	Markel Corp.	4.300%	11/1/47	200	163
	Markel Corp.	5.000%	5/20/49	200	183
	Markel Corp.	3.450%	5/7/52	500	353
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	347
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	414
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	367
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	571
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	561
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	207
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,141
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	377
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	175
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	2,237
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	136
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	564
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	271
	Mastercard Inc.	3.375%	4/1/24	1,000	990
	Mastercard Inc.	2.000%	3/3/25	719	688
	Mastercard Inc.	2.950%	11/21/26	510	489
	Mastercard Inc.	3.300%	3/26/27	2,550	2,470
	Mastercard Inc.	3.500%	2/26/28	450	436
	Mastercard Inc.	4.875%	3/9/28	500	515
	Mastercard Inc.	2.950%	6/1/29	500	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.350%	3/26/30	2,000	1,904
	Mastercard Inc.	1.900%	3/15/31	500	424
	Mastercard Inc.	2.000%	11/18/31	700	591
	Mastercard Inc.	3.800%	11/21/46	350	305
	Mastercard Inc.	3.950%	2/26/48	550	496
	Mastercard Inc.	3.650%	6/1/49	835	714
	Mastercard Inc.	3.850%	3/26/50	1,400	1,244
	Mastercard Inc.	2.950%	3/15/51	500	376
	Mercury General Corp.	4.400%	3/15/27	315	303
	MetLife Inc.	3.600%	4/10/24	750	739
	MetLife Inc.	3.000%	3/1/25	500	484
	MetLife Inc.	3.600%	11/13/25	561	550
	MetLife Inc.	4.550%	3/23/30	1,500	1,477
	MetLife Inc.	6.500%	12/15/32	250	278
	MetLife Inc.	6.375%	6/15/34	505	563
	MetLife Inc.	5.700%	6/15/35	425	449
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,438
	MetLife Inc.	5.875%	2/6/41	645	670
	MetLife Inc.	4.125%	8/13/42	525	442
	MetLife Inc.	4.875%	11/13/43	1,396	1,302
	MetLife Inc.	4.721%	12/15/44	1,150	1,050
	MetLife Inc.	4.050%	3/1/45	1,000	839
	MetLife Inc.	5.000%	7/15/52	2,000	1,869
	MetLife Inc.	5.250%	1/15/54	630	615
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	771
[8]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	978
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,505
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,950
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	459
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	625	619
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,237
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,000	993
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	501
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	225
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	290
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	647
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,183
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	442
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	938
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,529
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	646
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	620
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,437
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,003
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,207
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	737
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	999
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	815
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,003
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	276
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	617
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	181
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,215
[8]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	978
[8]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,565
[8]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	381
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	237
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	596
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	378
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	944
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,110
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	832
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,178
[8]	Morgan Stanley	4.100%	5/22/23	2,025	2,020
[8]	Morgan Stanley	3.875%	4/29/24	5,814	5,741
	Morgan Stanley	3.620%	4/17/25	1,375	1,350
	Morgan Stanley	0.790%	5/30/25	2,000	1,894
[8]	Morgan Stanley	2.720%	7/22/25	1,948	1,879
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,083
[8]	Morgan Stanley	1.164%	10/21/25	2,500	2,335
	Morgan Stanley	5.000%	11/24/25	1,100	1,095
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,759
[8]	Morgan Stanley	2.630%	2/18/26	625	594
[8]	Morgan Stanley	2.188%	4/28/26	750	705
[8]	Morgan Stanley	3.125%	7/27/26	3,150	2,985
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,351
[8]	Morgan Stanley	4.350%	9/8/26	6,479	6,321
	Morgan Stanley	6.138%	10/16/26	1,000	1,023
	Morgan Stanley	0.985%	12/10/26	3,600	3,209
	Morgan Stanley	3.625%	1/20/27	2,135	2,055
	Morgan Stanley	3.950%	4/23/27	745	720
	Morgan Stanley	1.593%	5/4/27	5,398	4,861
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,331
	Morgan Stanley	2.475%	1/21/28	500	457
	Morgan Stanley	4.210%	4/20/28	1,375	1,336
[8]	Morgan Stanley	3.591%	7/22/28	3,040	2,874
	Morgan Stanley	6.296%	10/18/28	1,000	1,052
[8]	Morgan Stanley	3.772%	1/24/29	2,850	2,700
	Morgan Stanley	5.123%	2/1/29	1,700	1,711
[8]	Morgan Stanley	4.431%	1/23/30	300	289
[8]	Morgan Stanley	2.699%	1/22/31	775	667
[8]	Morgan Stanley	3.622%	4/1/31	8,000	7,324
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,570
	Morgan Stanley	7.250%	4/1/32	705	824
[8]	Morgan Stanley	1.928%	4/28/32	2,200	1,740
[8]	Morgan Stanley	2.239%	7/21/32	3,500	2,815
[8]	Morgan Stanley	2.511%	10/20/32	2,000	1,637
	Morgan Stanley	2.943%	1/21/33	500	424
	Morgan Stanley	6.342%	10/18/33	2,500	2,733
	Morgan Stanley	2.484%	9/16/36	2,700	2,042
	Morgan Stanley	5.948%	1/19/38	840	833
[8]	Morgan Stanley	3.971%	7/22/38	2,100	1,851
	Morgan Stanley	3.217%	4/22/42	1,375	1,062
	Morgan Stanley	6.375%	7/24/42	2,400	2,695
	Morgan Stanley	4.300%	1/27/45	2,850	2,499
	Morgan Stanley	4.375%	1/22/47	1,950	1,747
[8]	Morgan Stanley	5.597%	3/24/51	2,700	2,854
[8]	Morgan Stanley	2.802%	1/25/52	2,780	1,836
[8,11]	Morgan Stanley, SOFR + 0.466%	5.316%	11/10/23	4,000	3,990
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	313
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	326
	Nasdaq Inc.	3.850%	6/30/26	675	658
	Nasdaq Inc.	1.650%	1/15/31	500	397
	Nasdaq Inc.	2.500%	12/21/40	1,000	658
	Nasdaq Inc.	3.250%	4/28/50	165	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	3.950%	3/7/52	500	388
	National Australia Bank Ltd.	5.132%	11/22/24	875	881
	National Australia Bank Ltd.	3.375%	1/14/26	150	145
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,670
	National Australia Bank Ltd.	4.944%	1/12/28	850	862
[8]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	48
[8]	NatWest Group plc	4.269%	3/22/25	3,800	3,725
	NatWest Group plc	4.800%	4/5/26	225	219
	NatWest Group plc	7.472%	11/10/26	875	908
	NatWest Group plc	5.847%	3/2/27	650	651
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,218
	NatWest Group plc	5.516%	9/30/28	900	893
[8]	NatWest Group plc	4.892%	5/18/29	2,000	1,924
[8]	NatWest Group plc	3.754%	11/1/29	700	656
[8]	NatWest Group plc	5.076%	1/27/30	3,140	3,050
[8]	NatWest Group plc	4.445%	5/8/30	175	164
	NatWest Group plc	6.016%	3/2/34	650	673
[8]	NatWest Group plc	3.032%	11/28/35	1,200	916
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,558
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,382
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	884
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,342
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,359
	Nomura Holdings Inc.	2.679%	7/16/30	750	606
	Nomura Holdings Inc.	2.608%	7/14/31	825	647
	Northern Trust Corp.	3.950%	10/30/25	600	582
	Northern Trust Corp.	4.000%	5/10/27	925	906
	Northern Trust Corp.	3.650%	8/3/28	325	311
	Northern Trust Corp.	3.150%	5/3/29	500	461
[8]	Northern Trust Corp.	3.375%	5/8/32	275	249
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	95
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	426
	Old Republic International Corp.	4.875%	10/1/24	465	459
	Old Republic International Corp.	3.875%	8/26/26	425	406
	Old Republic International Corp.	3.850%	6/11/51	500	369
	ORIX Corp.	3.250%	12/4/24	600	582
	ORIX Corp.	3.700%	7/18/27	650	617
	ORIX Corp.	2.250%	3/9/31	1,000	815
	Owl Rock Capital Corp.	5.250%	4/15/24	100	97
	Owl Rock Capital Corp.	4.000%	3/30/25	100	93
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,191
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,006
	Owl Rock Capital Corp.	2.625%	1/15/27	500	423
[8]	Owl Rock Core Income Corp.	5.500%	3/21/25	500	487
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	417
	PartnerRe Finance B LLC	3.700%	7/2/29	390	364
	PartnerRe Finance B LLC	4.500%	10/1/50	500	419
[8]	PNC Bank NA	3.300%	10/30/24	887	858
[8]	PNC Bank NA	2.950%	2/23/25	1,089	1,039
[8]	PNC Bank NA	3.250%	6/1/25	825	788
[8]	PNC Bank NA	4.200%	11/1/25	825	798
[8]	PNC Bank NA	3.100%	10/25/27	250	233
[8]	PNC Bank NA	3.250%	1/22/28	600	557
[8]	PNC Bank NA	4.050%	7/26/28	1,000	946
[8]	PNC Bank NA	2.700%	10/22/29	300	258
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	490
	PNC Financial Services Group Inc.	5.671%	10/28/25	650	650
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	840
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,762
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,673
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,152
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,028
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	626
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,290
	PNC Financial Services Group Inc.	5.068%	1/24/34	850	839
	Primerica Inc.	2.800%	11/19/31	500	421
	Principal Financial Group Inc.	3.125%	5/15/23	200	200
	Principal Financial Group Inc.	3.400%	5/15/25	696	671
	Principal Financial Group Inc.	3.100%	11/15/26	300	287
	Principal Financial Group Inc.	3.700%	5/15/29	500	474
	Principal Financial Group Inc.	2.125%	6/15/30	100	83
	Principal Financial Group Inc.	5.375%	3/15/33	500	500
	Principal Financial Group Inc.	4.625%	9/15/42	500	435
	Principal Financial Group Inc.	4.350%	5/15/43	340	282
	Principal Financial Group Inc.	4.300%	11/15/46	265	220
	Principal Financial Group Inc.	5.500%	3/15/53	500	478
	Progressive Corp.	2.450%	1/15/27	1,602	1,491
	Progressive Corp.	6.625%	3/1/29	150	166
	Progressive Corp.	3.700%	1/26/45	250	203
	Progressive Corp.	4.125%	4/15/47	385	337
	Progressive Corp.	4.200%	3/15/48	465	407
	Progressive Corp.	3.950%	3/26/50	1,520	1,272
	Progressive Corp.	3.700%	3/15/52	500	399
	Prospect Capital Corp.	3.364%	11/15/26	625	520
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	368
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	854
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	340
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	277
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	201
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,452
[8]	Prudential Financial Inc.	5.375%	5/15/45	650	606
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,511
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,065
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,122
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	794
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	574
	Prudential Financial Inc.	5.125%	3/1/52	500	443
	Prudential Funding Asia plc	3.125%	4/14/30	740	653
	Prudential Funding Asia plc	3.625%	3/24/32	500	455
	Raymond James Financial Inc.	4.650%	4/1/30	250	247
	Raymond James Financial Inc.	4.950%	7/15/46	875	794
	Raymond James Financial Inc.	3.750%	4/1/51	500	373
[8]	Regions Bank	6.450%	6/26/37	500	510
	Regions Financial Corp.	1.800%	8/12/28	500	410
	Regions Financial Corp.	7.375%	12/10/37	500	534
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	316
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	281
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	156
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	214
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	185
[8]	Royal Bank of Canada	2.550%	7/16/24	975	944
	Royal Bank of Canada	0.650%	7/29/24	1,000	945
[8]	Royal Bank of Canada	0.750%	10/7/24	500	469
[8]	Royal Bank of Canada	5.660%	10/25/24	875	883
[8]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Royal Bank of Canada	1.600%	1/21/25	350	330
	Royal Bank of Canada	3.375%	4/14/25	925	897
[8]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,887
[8]	Royal Bank of Canada	4.875%	1/12/26	850	852
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,260
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,838
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,503
[8]	Royal Bank of Canada	1.150%	7/14/26	600	539
[8]	Royal Bank of Canada	1.400%	11/2/26	500	443
[8]	Royal Bank of Canada	2.050%	1/21/27	350	317
	Royal Bank of Canada	3.625%	5/4/27	925	886
[8]	Royal Bank of Canada	4.240%	8/3/27	675	659
[8]	Royal Bank of Canada	6.000%	11/1/27	875	915
[8]	Royal Bank of Canada	4.900%	1/12/28	850	851
[8]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,023
	Royal Bank of Canada	3.875%	5/4/32	925	862
[8]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,806
	Santander Holdings USA Inc.	4.260%	6/9/25	500	483
	Santander Holdings USA Inc.	4.500%	7/17/25	867	828
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	6,213
	Santander Holdings USA Inc.	4.400%	7/13/27	900	850
	Santander Holdings USA Inc.	2.490%	1/6/28	925	800
	Santander Holdings USA Inc.	6.499%	3/9/29	650	650
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,679
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	458
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,119
	Santander UK Group Holdings plc	2.896%	3/15/32	500	406
	Santander UK plc	2.875%	6/18/24	225	217
	Selective Insurance Group Inc.	5.375%	3/1/49	240	224
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	215
[12]	Societe Generale SA	3.000%	1/22/30	1,000	830
[12]	Standard Chartered plc	4.644%	4/1/31	1,000	928
	State Street Corp.	3.550%	8/18/25	635	616
[8]	State Street Corp.	2.354%	11/1/25	550	526
	State Street Corp.	2.650%	5/19/26	4,500	4,219
	State Street Corp.	5.751%	11/4/26	500	514
	State Street Corp.	5.820%	11/4/28	500	524
[8]	State Street Corp.	4.141%	12/3/29	800	767
	State Street Corp.	2.400%	1/24/30	625	542
	State Street Corp.	2.200%	3/3/31	500	412
	State Street Corp.	4.821%	1/26/34	610	606
[8]	State Street Corp.	3.031%	11/1/34	550	476
	Stewart Information Services Corp.	3.600%	11/15/31	500	393
	Stifel Financial Corp.	4.250%	7/18/24	400	394
	Stifel Financial Corp.	4.000%	5/15/30	100	88
[8]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,867
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,414
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,437
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,713
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,146
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	737
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,110
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	874
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	605
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	942
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	471
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,458
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,575
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	613
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,537
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	242
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	884
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	961
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	344
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,012
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,058
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	582
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	798
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	500	523
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	390
	Synchrony Financial	4.375%	3/19/24	500	481
	Synchrony Financial	4.250%	8/15/24	700	654
	Synchrony Financial	4.500%	7/23/25	1,298	1,178
	Synchrony Financial	3.700%	8/4/26	500	437
	Synchrony Financial	3.950%	12/1/27	1,125	954
	Synovus Bank	5.625%	2/15/28	500	453
[8]	Toronto-Dominion Bank	0.750%	6/12/23	3,000	2,974
[8]	Toronto-Dominion Bank	3.250%	3/11/24	550	539
[8]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	2,918
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,912
[8]	Toronto-Dominion Bank	1.450%	1/10/25	500	470
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	1,997
[8]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,428
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	804
	Toronto-Dominion Bank	5.103%	1/9/26	850	855
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	531
[8]	Toronto-Dominion Bank	1.950%	1/12/27	500	449
[8]	Toronto-Dominion Bank	2.800%	3/10/27	250	231
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,986
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,097
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	483
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	473
[8]	Toronto-Dominion Bank	2.450%	1/12/32	500	415
[8]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,979
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,986
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	796
	Travelers Cos. Inc.	6.750%	6/20/36	475	550
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,200
	Travelers Cos. Inc.	5.350%	11/1/40	530	560
	Travelers Cos. Inc.	4.600%	8/1/43	500	470
	Travelers Cos. Inc.	4.300%	8/25/45	250	226
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	902
	Travelers Cos. Inc.	4.050%	3/7/48	250	216
	Travelers Cos. Inc.	2.550%	4/27/50	500	327
	Trinity Acquisition plc	4.400%	3/15/26	450	442
[8]	Truist Bank	3.200%	4/1/24	3,000	2,919
[8]	Truist Bank	2.150%	12/6/24	2,300	2,167
[8]	Truist Bank	3.625%	9/16/25	2,600	2,481
[8]	Truist Bank	3.300%	5/15/26	1,216	1,122
[8]	Truist Bank	3.800%	10/30/26	400	371
[8]	Truist Financial Corp.	2.500%	8/1/24	100	96
[8]	Truist Financial Corp.	2.850%	10/26/24	791	757
	Truist Financial Corp.	4.000%	5/1/25	35	34
[8]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,822
[8]	Truist Financial Corp.	1.200%	8/5/25	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,758
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,325
[8]	Truist Financial Corp.	3.875%	3/19/29	600	540
[8]	Truist Financial Corp.	1.887%	6/7/29	675	564
[8]	Truist Financial Corp.	1.950%	6/5/30	300	242
[8]	Truist Financial Corp.	4.916%	7/28/33	800	746
[8]	Truist Financial Corp.	5.122%	1/26/34	1,625	1,583
[12]	UBS Group AG	3.126%	8/13/30	1,175	999
	Unum Group	4.000%	6/15/29	210	196
	Unum Group	5.750%	8/15/42	400	364
	Unum Group	4.500%	12/15/49	500	363
	Unum Group	4.125%	6/15/51	500	358
	US Bancorp	2.400%	7/30/24	1,025	987
[8]	US Bancorp	3.950%	11/17/25	150	146
[8]	US Bancorp	3.100%	4/27/26	2,257	2,094
[8]	US Bancorp	2.375%	7/22/26	125	115
	US Bancorp	5.727%	10/21/26	1,525	1,532
[8]	US Bancorp	3.150%	4/27/27	3,314	3,102
[8]	US Bancorp	3.900%	4/26/28	525	502
[8]	US Bancorp	4.548%	7/22/28	700	681
[8]	US Bancorp	3.000%	7/30/29	1,775	1,549
[8]	US Bancorp	2.677%	1/27/33	500	414
[8]	US Bancorp	4.967%	7/22/33	1,130	1,072
	US Bancorp	5.850%	10/21/33	1,525	1,593
	US Bancorp	4.839%	2/1/34	1,920	1,861
[8]	US Bank NA	2.050%	1/21/25	1,250	1,180
[8]	US Bank NA	2.800%	1/27/25	1,749	1,675
	Visa Inc.	3.150%	12/14/25	4,000	3,885
	Visa Inc.	1.900%	4/15/27	1,400	1,291
	Visa Inc.	0.750%	8/15/27	500	435
	Visa Inc.	2.750%	9/15/27	896	849
	Visa Inc.	2.050%	4/15/30	1,475	1,288
	Visa Inc.	1.100%	2/15/31	800	639
	Visa Inc.	4.150%	12/14/35	2,100	2,068
	Visa Inc.	2.700%	4/15/40	1,450	1,147
	Visa Inc.	4.300%	12/14/45	2,230	2,149
	Visa Inc.	3.650%	9/15/47	655	574
	Visa Inc.	2.000%	8/15/50	1,500	947
	Voya Financial Inc.	3.650%	6/15/26	750	713
	Voya Financial Inc.	5.700%	7/15/43	650	641
	Voya Financial Inc.	4.800%	6/15/46	125	106
	W R Berkley Corp.	4.750%	8/1/44	290	264
	W R Berkley Corp.	3.550%	3/30/52	1,000	724
	W R Berkley Corp.	3.150%	9/30/61	500	321
	Wachovia Corp.	6.605%	10/1/25	1,000	1,025
	Wachovia Corp.	7.500%	4/15/35	150	172
	Wachovia Corp.	5.500%	8/1/35	325	326
	Wachovia Corp.	6.550%	10/15/35	100	107
[8]	Wells Fargo & Co.	1.654%	6/2/24	2,243	2,228
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,105
[8]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,233
[8]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,710
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,804
[8]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,794
[8]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,815
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,925
[8]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,276
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,455
[8]	Wells Fargo & Co.	3.584%	5/22/28	1,048	987
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,349
[8]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,154
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	191
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	6,942
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,987
[8]	Wells Fargo & Co.	4.897%	7/25/33	5,800	5,657
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	226
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,472
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,484
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,853
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,878
	Wells Fargo & Co.	3.900%	5/1/45	650	525
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,046
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,134
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,889
[8]	Wells Fargo & Co.	5.013%	4/4/51	5,500	5,175
[8]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,641
	Wells Fargo Bank NA	5.950%	8/26/36	550	579
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	444
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	677
	Western Union Co.	2.850%	1/10/25	400	382
	Western Union Co.	1.350%	3/15/26	500	444
	Western Union Co.	2.750%	3/15/31	500	399
	Western Union Co.	6.200%	11/17/36	410	409
	Westpac Banking Corp.	1.019%	11/18/24	900	847
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,509
	Westpac Banking Corp.	2.850%	5/13/26	450	426
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,307
	Westpac Banking Corp.	3.350%	3/8/27	800	764
	Westpac Banking Corp.	1.953%	11/20/28	900	784
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,445
[8]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,824
	Westpac Banking Corp.	5.405%	8/10/33	875	839
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,565
	Westpac Banking Corp.	2.668%	11/15/35	1,250	975
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,563
	Westpac Banking Corp.	2.963%	11/16/40	1,000	680
	Willis North America Inc.	3.600%	5/15/24	600	585
	Willis North America Inc.	4.500%	9/15/28	1,500	1,451
	Willis North America Inc.	2.950%	9/15/29	1,260	1,104
	Willis North America Inc.	5.050%	9/15/48	200	174
	Willis North America Inc.	3.875%	9/15/49	625	468
	XL Group Ltd.	5.250%	12/15/43	100	101
	Zions Bancorp NA	3.250%	10/29/29	250	175
					1,520,391
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,720
	Abbott Laboratories	3.875%	9/15/25	1,539	1,523
	Abbott Laboratories	3.750%	11/30/26	502	498
	Abbott Laboratories	1.150%	1/30/28	1,850	1,616
	Abbott Laboratories	1.400%	6/30/30	400	334
	Abbott Laboratories	4.750%	11/30/36	700	727
	Abbott Laboratories	6.150%	11/30/37	425	491
	Abbott Laboratories	6.000%	4/1/39	250	284
	Abbott Laboratories	5.300%	5/27/40	310	333
	Abbott Laboratories	4.900%	11/30/46	1,865	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.850%	6/15/24	975	963
	AbbVie Inc.	2.600%	11/21/24	2,225	2,147
	AbbVie Inc.	3.600%	5/14/25	3,618	3,549
	AbbVie Inc.	3.200%	5/14/26	3,071	2,965
	AbbVie Inc.	2.950%	11/21/26	4,390	4,177
	AbbVie Inc.	4.250%	11/14/28	1,750	1,740
	AbbVie Inc.	3.200%	11/21/29	3,150	2,922
	AbbVie Inc.	4.550%	3/15/35	3,150	3,081
	AbbVie Inc.	4.500%	5/14/35	2,030	1,968
	AbbVie Inc.	4.300%	5/14/36	1,675	1,575
	AbbVie Inc.	4.050%	11/21/39	3,850	3,436
	AbbVie Inc.	4.625%	10/1/42	430	397
	AbbVie Inc.	4.400%	11/6/42	2,619	2,386
	AbbVie Inc.	4.850%	6/15/44	945	902
	AbbVie Inc.	4.750%	3/15/45	525	496
	AbbVie Inc.	4.700%	5/14/45	2,257	2,118
	AbbVie Inc.	4.450%	5/14/46	2,100	1,901
	AbbVie Inc.	4.875%	11/14/48	400	384
	AbbVie Inc.	4.250%	11/21/49	4,965	4,380
	Adventist Health System	2.952%	3/1/29	350	309
	Adventist Health System	5.430%	3/1/32	500	503
	Adventist Health System	3.630%	3/1/49	375	276
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	217
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	85
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	335
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	190
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	218
	Aetna Inc.	3.500%	11/15/24	995	972
	Aetna Inc.	6.625%	6/15/36	1,100	1,221
	Aetna Inc.	6.750%	12/15/37	350	386
	Aetna Inc.	4.500%	5/15/42	375	337
	Aetna Inc.	4.125%	11/15/42	325	275
	Aetna Inc.	3.875%	8/15/47	1,000	795
	Agilent Technologies Inc.	3.050%	9/22/26	450	425
	Agilent Technologies Inc.	2.750%	9/15/29	293	263
	Agilent Technologies Inc.	2.100%	6/4/30	325	272
	Agilent Technologies Inc.	2.300%	3/12/31	500	418
	AHS Hospital Corp.	5.024%	7/1/45	325	321
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	333
[8]	Allina Health System	3.887%	4/15/49	325	266
	AmerisourceBergen Corp.	3.400%	5/15/24	900	883
	AmerisourceBergen Corp.	3.250%	3/1/25	325	315
	AmerisourceBergen Corp.	3.450%	12/15/27	700	665
	AmerisourceBergen Corp.	2.800%	5/15/30	975	855
	AmerisourceBergen Corp.	2.700%	3/15/31	2,000	1,715
	AmerisourceBergen Corp.	4.300%	12/15/47	816	707
	Amgen Inc.	3.625%	5/22/24	1,150	1,134
	Amgen Inc.	1.900%	2/21/25	840	798
	Amgen Inc.	5.250%	3/2/25	1,695	1,714
	Amgen Inc.	5.507%	3/2/26	1,000	1,005
	Amgen Inc.	2.600%	8/19/26	1,845	1,737
	Amgen Inc.	2.200%	2/21/27	2,475	2,281
	Amgen Inc.	3.200%	11/2/27	1,000	947
	Amgen Inc.	5.150%	3/2/28	3,475	3,549
	Amgen Inc.	1.650%	8/15/28	1,000	868
	Amgen Inc.	4.050%	8/18/29	650	628
	Amgen Inc.	2.450%	2/21/30	1,675	1,460
	Amgen Inc.	5.250%	3/2/30	1,300	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.300%	2/25/31	2,100	1,767
	Amgen Inc.	2.000%	1/15/32	1,250	1,018
	Amgen Inc.	3.350%	2/22/32	1,000	901
	Amgen Inc.	5.250%	3/2/33	6,715	6,897
	Amgen Inc.	3.150%	2/21/40	2,800	2,196
	Amgen Inc.	2.800%	8/15/41	1,000	732
	Amgen Inc.	4.950%	10/1/41	500	477
	Amgen Inc.	5.150%	11/15/41	451	439
	Amgen Inc.	5.600%	3/2/43	1,670	1,722
	Amgen Inc.	4.400%	5/1/45	2,350	2,071
	Amgen Inc.	4.563%	6/15/48	656	595
	Amgen Inc.	3.375%	2/21/50	1,875	1,404
	Amgen Inc.	4.663%	6/15/51	2,439	2,219
	Amgen Inc.	3.000%	1/15/52	2,500	1,716
	Amgen Inc.	4.200%	2/22/52	1,500	1,274
	Amgen Inc.	5.650%	3/2/53	2,000	2,081
	Amgen Inc.	2.770%	9/1/53	2,126	1,359
	Amgen Inc.	4.400%	2/22/62	700	591
	Amgen Inc.	5.750%	3/2/63	2,250	2,334
[8]	Ascension Health	2.532%	11/15/29	1,056	927
[8]	Ascension Health	3.106%	11/15/39	300	241
	Ascension Health	3.945%	11/15/46	650	563
[8]	Ascension Health	4.847%	11/15/53	610	605
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	956
	AstraZeneca Finance LLC	1.200%	5/28/26	500	455
	AstraZeneca Finance LLC	4.875%	3/3/28	650	669
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	976
	AstraZeneca Finance LLC	4.900%	3/3/30	650	665
	AstraZeneca Finance LLC	2.250%	5/28/31	500	430
	AstraZeneca Finance LLC	4.875%	3/3/33	650	671
	AstraZeneca plc	3.375%	11/16/25	2,574	2,523
	AstraZeneca plc	0.700%	4/8/26	1,000	900
	AstraZeneca plc	3.125%	6/12/27	500	477
	AstraZeneca plc	1.375%	8/6/30	1,020	832
	AstraZeneca plc	6.450%	9/15/37	2,105	2,482
	AstraZeneca plc	4.000%	9/18/42	670	609
	AstraZeneca plc	4.375%	11/16/45	1,475	1,418
	AstraZeneca plc	4.375%	8/17/48	550	522
	AstraZeneca plc	2.125%	8/6/50	500	316
	AstraZeneca plc	3.000%	5/28/51	250	190
	Banner Health	2.338%	1/1/30	375	324
	Banner Health	1.897%	1/1/31	500	409
	Banner Health	2.907%	1/1/42	500	373
[8]	Banner Health	3.181%	1/1/50	225	164
	Banner Health	2.913%	1/1/51	500	343
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	312
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	379
	Baxalta Inc.	4.000%	6/23/25	1,411	1,381
	Baxalta Inc.	5.250%	6/23/45	415	408
	Baxter International Inc.	1.322%	11/29/24	950	894
	Baxter International Inc.	2.600%	8/15/26	400	373
	Baxter International Inc.	1.915%	2/1/27	1,675	1,499
	Baxter International Inc.	2.272%	12/1/28	1,175	1,021
	Baxter International Inc.	3.950%	4/1/30	555	517
	Baxter International Inc.	1.730%	4/1/31	600	469
	Baxter International Inc.	2.539%	2/1/32	2,675	2,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.500%	8/15/46	375	265
	Baxter International Inc.	3.132%	12/1/51	950	616
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	405
	Baylor Scott & White Holdings	4.185%	11/15/45	400	352
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,019
	Becton Dickinson & Co.	3.363%	6/6/24	873	857
	Becton Dickinson & Co.	3.734%	12/15/24	495	485
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,382
	Becton Dickinson & Co.	4.693%	2/13/28	750	753
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	892
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	822
	Becton Dickinson & Co.	4.875%	5/15/44	88	79
	Becton Dickinson & Co.	4.685%	12/15/44	675	628
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,142
[8]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	329
[8]	BHSH System Obligated Group	3.487%	7/15/49	275	211
	Biogen Inc.	4.050%	9/15/25	1,450	1,417
	Biogen Inc.	2.250%	5/1/30	1,625	1,368
	Biogen Inc.	3.150%	5/1/50	645	450
	Biogen Inc.	3.250%	2/15/51	589	415
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	236
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	453
[8]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	168
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	277
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	201
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	178
	Boston Scientific Corp.	1.900%	6/1/25	650	615
	Boston Scientific Corp.	2.650%	6/1/30	700	619
	Boston Scientific Corp.	6.750%	11/15/35	225	255
	Boston Scientific Corp.	4.550%	3/1/39	559	524
	Boston Scientific Corp.	7.375%	1/15/40	225	276
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,013
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,648
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	458
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,260
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,058
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,668
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	997
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	409
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	902
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,238
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	312
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,619
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	2,002
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	3,044
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	771
	Bristol-Myers Squibb Co.	3.700%	3/15/52	4,649	3,887
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,500	1,237
	Cardinal Health Inc.	3.079%	6/15/24	500	489
	Cardinal Health Inc.	3.750%	9/15/25	225	220
	Cardinal Health Inc.	4.600%	3/15/43	400	347
	Cardinal Health Inc.	4.500%	11/15/44	250	214
	Cardinal Health Inc.	4.368%	6/15/47	500	417
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	359
	Centene Corp.	4.250%	12/15/27	2,262	2,179
	Centene Corp.	2.450%	7/15/28	1,267	1,102
	Centene Corp.	4.625%	12/15/29	2,946	2,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centene Corp.	3.375%	2/15/30	535	469
	Centene Corp.	3.000%	10/15/30	1,954	1,645
	Centene Corp.	2.500%	3/1/31	1,869	1,513
	Centene Corp.	2.625%	8/1/31	1,210	981
	Children's Health System of Texas	2.511%	8/15/50	500	321
[8]	Children's Hospital	2.928%	7/15/50	500	331
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	178
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	132
	Children's Hospital Medical Center	4.268%	5/15/44	150	140
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	332
[8]	CHRISTUS Health	4.341%	7/1/28	425	414
[8]	Cigna Group	3.250%	4/15/25	3,576	3,466
[8]	Cigna Group	4.500%	2/25/26	1,655	1,647
[8]	Cigna Group	3.400%	3/1/27	2,850	2,727
	Cigna Group	4.375%	10/15/28	1,775	1,748
	Cigna Group	2.400%	3/15/30	1,515	1,314
	Cigna Group	4.800%	8/15/38	1,570	1,523
	Cigna Group	3.200%	3/15/40	1,250	979
[8]	Cigna Group	6.125%	11/15/41	334	366
[8]	Cigna Group	4.800%	7/15/46	4,550	4,169
[8]	Cigna Group	3.875%	10/15/47	25	20
	Cigna Group	3.400%	3/15/50	1,725	1,275
	Cigna Group	3.400%	3/15/51	1,000	736
[8]	City of Hope	5.623%	11/15/43	250	254
[8]	City of Hope	4.378%	8/15/48	500	434
	Cleveland Clinic Foundation	4.858%	1/1/14	325	301
	CommonSpirit Health	2.760%	10/1/24	500	484
	CommonSpirit Health	1.547%	10/1/25	500	460
	CommonSpirit Health	3.347%	10/1/29	725	652
	CommonSpirit Health	2.782%	10/1/30	500	427
[8]	CommonSpirit Health	4.350%	11/1/42	790	675
	CommonSpirit Health	3.817%	10/1/49	225	174
	CommonSpirit Health	4.187%	10/1/49	780	637
	CommonSpirit Health	3.910%	10/1/50	330	255
[8]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,347
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	315
	CVS Health Corp.	3.375%	8/12/24	360	353
	CVS Health Corp.	3.875%	7/20/25	3,175	3,118
	CVS Health Corp.	2.875%	6/1/26	6,547	6,221
	CVS Health Corp.	3.000%	8/15/26	1,300	1,240
	CVS Health Corp.	3.625%	4/1/27	475	458
	CVS Health Corp.	1.300%	8/21/27	1,000	870
	CVS Health Corp.	4.300%	3/25/28	4,284	4,208
	CVS Health Corp.	3.250%	8/15/29	675	617
	CVS Health Corp.	5.125%	2/21/30	1,000	1,013
	CVS Health Corp.	3.750%	4/1/30	1,563	1,462
	CVS Health Corp.	1.750%	8/21/30	2,000	1,626
	CVS Health Corp.	1.875%	2/28/31	2,000	1,620
	CVS Health Corp.	5.250%	2/21/33	2,000	2,037
	CVS Health Corp.	4.875%	7/20/35	525	514
	CVS Health Corp.	4.780%	3/25/38	4,300	4,097
	CVS Health Corp.	6.125%	9/15/39	375	396
	CVS Health Corp.	4.125%	4/1/40	1,175	1,011
	CVS Health Corp.	2.700%	8/21/40	1,500	1,074
	CVS Health Corp.	5.300%	12/5/43	650	639
	CVS Health Corp.	5.125%	7/20/45	3,775	3,578
	CVS Health Corp.	5.050%	3/25/48	4,465	4,178
	CVS Health Corp.	4.250%	4/1/50	700	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.625%	2/21/53	1,250	1,266
	Danaher Corp.	3.350%	9/15/25	1,102	1,079
	Danaher Corp.	2.600%	10/1/50	550	376
	Danaher Corp.	2.800%	12/10/51	500	351
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	246
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	510
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,392
	DH Europe Finance II Sarl	3.250%	11/15/39	725	607
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	947
	Dignity Health	3.812%	11/1/24	100	98
	Dignity Health	4.500%	11/1/42	550	484
	Dignity Health	5.267%	11/1/64	225	210
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	389
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	473
	Elevance Health Inc.	3.500%	8/15/24	975	955
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,349
	Elevance Health Inc.	5.350%	10/15/25	500	507
	Elevance Health Inc.	4.900%	2/8/26	500	499
	Elevance Health Inc.	2.875%	9/15/29	425	385
	Elevance Health Inc.	2.250%	5/15/30	4,000	3,434
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,100
	Elevance Health Inc.	4.100%	5/15/32	700	669
	Elevance Health Inc.	5.500%	10/15/32	500	525
	Elevance Health Inc.	4.750%	2/15/33	650	653
	Elevance Health Inc.	5.850%	1/15/36	300	320
	Elevance Health Inc.	6.375%	6/15/37	300	335
	Elevance Health Inc.	4.625%	5/15/42	1,275	1,190
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,639
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,170
	Elevance Health Inc.	4.650%	8/15/44	525	483
	Elevance Health Inc.	4.375%	12/1/47	918	819
	Elevance Health Inc.	4.550%	3/1/48	120	109
	Elevance Health Inc.	3.700%	9/15/49	700	554
	Elevance Health Inc.	3.125%	5/15/50	1,270	911
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,173
	Elevance Health Inc.	4.550%	5/15/52	700	631
	Elevance Health Inc.	6.100%	10/15/52	500	558
	Elevance Health Inc.	5.125%	2/15/53	650	648
	Eli Lilly & Co.	2.750%	6/1/25	380	368
	Eli Lilly & Co.	3.375%	3/15/29	335	320
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,218
	Eli Lilly & Co.	4.875%	2/27/53	1,000	1,034
	Eli Lilly & Co.	2.500%	9/15/60	500	320
	Eli Lilly & Co.	4.950%	2/27/63	1,000	1,027
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	387
[12]	GE HealthCare Technologies Inc.	5.550%	11/15/24	500	503
[12]	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	506
[12]	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	517
[12]	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	785
[12]	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,595
[12]	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,329	1,484
	Gilead Sciences Inc.	0.750%	9/29/23	562	550
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,359
	Gilead Sciences Inc.	3.500%	2/1/25	345	338
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,216
	Gilead Sciences Inc.	2.950%	3/1/27	175	167
	Gilead Sciences Inc.	1.200%	10/1/27	900	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.600%	9/1/35	700	694
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,157
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	737
	Gilead Sciences Inc.	5.650%	12/1/41	800	864
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,284
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,303
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,570
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,607
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,851
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,111
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	192
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,644
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,005
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	357
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	438
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	340
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	203
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	217
	HCA Inc.	5.375%	2/1/25	1,750	1,751
	HCA Inc.	5.250%	4/15/25	1,350	1,354
	HCA Inc.	5.875%	2/15/26	500	507
	HCA Inc.	5.250%	6/15/26	1,150	1,151
	HCA Inc.	4.500%	2/15/27	1,535	1,500
	HCA Inc.	5.625%	9/1/28	750	759
	HCA Inc.	4.125%	6/15/29	2,420	2,273
	HCA Inc.	3.500%	9/1/30	2,500	2,227
	HCA Inc.	2.375%	7/15/31	1,750	1,411
[12]	HCA Inc.	3.625%	3/15/32	1,500	1,319
	HCA Inc.	5.125%	6/15/39	825	770
[12]	HCA Inc.	4.375%	3/15/42	500	419
	HCA Inc.	5.500%	6/15/47	1,700	1,596
	HCA Inc.	5.250%	6/15/49	1,945	1,755
	HCA Inc.	3.500%	7/15/51	1,000	691
[12]	HCA Inc.	4.625%	3/15/52	2,000	1,662
	Humana Inc.	3.850%	10/1/24	861	846
	Humana Inc.	4.500%	4/1/25	750	745
	Humana Inc.	1.350%	2/3/27	500	439
	Humana Inc.	3.950%	3/15/27	950	920
	Humana Inc.	5.750%	3/1/28	750	779
	Humana Inc.	3.125%	8/15/29	400	362
	Humana Inc.	4.875%	4/1/30	480	483
	Humana Inc.	2.150%	2/3/32	500	405
	Humana Inc.	5.875%	3/1/33	750	807
	Humana Inc.	4.625%	12/1/42	375	338
	Humana Inc.	4.950%	10/1/44	620	581
	Humana Inc.	3.950%	8/15/49	470	386
	Humana Inc.	5.500%	3/15/53	500	508
	IHC Health Services Inc.	4.131%	5/15/48	300	264
	Illumina Inc.	5.800%	12/12/25	500	507
	Illumina Inc.	5.750%	12/13/27	500	512
	Illumina Inc.	2.550%	3/23/31	500	413
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	428
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	340
	Inova Health System Foundation	4.068%	5/15/52	500	431
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	581
[8]	Iowa Health System	3.665%	2/15/50	400	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	486
	Johnson & Johnson	2.625%	1/15/25	1,506	1,471
	Johnson & Johnson	2.450%	3/1/26	1,600	1,539
	Johnson & Johnson	0.950%	9/1/27	1,225	1,085
	Johnson & Johnson	2.900%	1/15/28	1,100	1,055
	Johnson & Johnson	1.300%	9/1/30	1,050	880
	Johnson & Johnson	4.950%	5/15/33	550	596
	Johnson & Johnson	4.375%	12/5/33	900	926
	Johnson & Johnson	3.550%	3/1/36	1,325	1,230
	Johnson & Johnson	3.625%	3/3/37	2,150	1,989
	Johnson & Johnson	5.950%	8/15/37	745	865
	Johnson & Johnson	5.850%	7/15/38	325	376
	Johnson & Johnson	2.100%	9/1/40	925	672
	Johnson & Johnson	4.500%	9/1/40	419	418
	Johnson & Johnson	4.850%	5/15/41	225	231
	Johnson & Johnson	4.500%	12/5/43	550	554
	Johnson & Johnson	3.700%	3/1/46	1,750	1,567
	Johnson & Johnson	3.750%	3/3/47	500	448
	Johnson & Johnson	3.500%	1/15/48	250	219
	Johnson & Johnson	2.250%	9/1/50	925	622
	Johnson & Johnson	2.450%	9/1/60	1,525	1,005
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	972
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	369
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	905
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	592
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	280
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,060
	Koninklijke Philips NV	6.875%	3/11/38	300	346
	Koninklijke Philips NV	5.000%	3/15/42	785	733
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	490
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	406
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,384
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	447
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	429
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	469
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	430
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	717
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	122
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	296
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	230
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	521
[8]	Mayo Clinic	3.774%	11/15/43	250	215
[8]	Mayo Clinic	4.000%	11/15/47	150	131
[8]	Mayo Clinic	4.128%	11/15/52	125	111
[8]	Mayo Clinic	3.196%	11/15/61	750	522
	McKesson Corp.	0.900%	12/3/25	750	680
	McKesson Corp.	5.250%	2/15/26	400	401
[8]	MedStar Health Inc.	3.626%	8/15/49	250	182
	Medtronic Inc.	4.375%	3/15/35	3,108	3,062
	Medtronic Inc.	4.625%	3/15/45	754	739
	Memorial Health Services	3.447%	11/1/49	500	382
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	102
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	177
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	130
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,201
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,510
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,318
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,442
	Merck & Co. Inc.	1.450%	6/24/30	770	636
	Merck & Co. Inc.	2.150%	12/10/31	3,350	2,830
	Merck & Co. Inc.	6.500%	12/1/33	525	616
	Merck & Co. Inc.	3.900%	3/7/39	600	550
	Merck & Co. Inc.	2.350%	6/24/40	775	571
	Merck & Co. Inc.	3.600%	9/15/42	425	363
	Merck & Co. Inc.	4.150%	5/18/43	980	919
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,000
	Merck & Co. Inc.	4.000%	3/7/49	600	539
	Merck & Co. Inc.	2.450%	6/24/50	750	504
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,602
	Merck & Co. Inc.	2.900%	12/10/61	1,200	822
[8]	Methodist Hospital	2.705%	12/1/50	500	333
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	438
[8]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	165
[8]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	349
[8]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	353
	MultiCare Health System	2.803%	8/15/50	500	312
	Mylan Inc.	4.550%	4/15/28	575	552
	Mylan Inc.	5.400%	11/29/43	400	332
	Mylan Inc.	5.200%	4/15/48	625	493
	New York & Presbyterian Hospital	4.024%	8/1/45	480	425
	New York & Presbyterian Hospital	4.063%	8/1/56	425	368
	New York & Presbyterian Hospital	2.606%	8/1/60	500	303
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	299
	Northwell Healthcare Inc.	3.979%	11/1/46	525	417
	Northwell Healthcare Inc.	4.260%	11/1/47	850	726
	Northwell Healthcare Inc.	3.809%	11/1/49	375	294
	Novant Health Inc.	2.637%	11/1/36	500	395
	Novant Health Inc.	3.168%	11/1/51	500	361
	Novant Health Inc.	3.318%	11/1/61	1,000	702
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,700
	Novartis Capital Corp.	1.750%	2/14/25	255	243
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,360
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,160
	Novartis Capital Corp.	3.100%	5/17/27	800	769
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,908
	Novartis Capital Corp.	3.700%	9/21/42	525	467
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,034
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,104
	Novartis Capital Corp.	2.750%	8/14/50	850	629
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	159
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	401
	NYU Langone Hospitals	4.784%	7/1/44	325	307
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	384
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	380
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	374
	OhioHealth Corp.	2.297%	11/15/31	500	414
	OhioHealth Corp.	2.834%	11/15/41	500	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	OhioHealth Corp.	3.042%	11/15/50	300	217
	Orlando Health Obligated Group	4.089%	10/1/48	225	188
	Orlando Health Obligated Group	3.327%	10/1/50	500	363
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	279
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	354
	PerkinElmer Inc.	0.850%	9/15/24	500	469
	PerkinElmer Inc.	1.900%	9/15/28	500	428
	PerkinElmer Inc.	3.300%	9/15/29	500	447
	PerkinElmer Inc.	2.550%	3/15/31	500	412
	PerkinElmer Inc.	2.250%	9/15/31	500	401
	PerkinElmer Inc.	3.625%	3/15/51	350	255
	Pfizer Inc.	3.400%	5/15/24	200	197
	Pfizer Inc.	0.800%	5/28/25	300	279
	Pfizer Inc.	2.750%	6/3/26	2,556	2,452
	Pfizer Inc.	3.000%	12/15/26	1,295	1,248
	Pfizer Inc.	3.600%	9/15/28	600	588
	Pfizer Inc.	3.450%	3/15/29	750	724
	Pfizer Inc.	2.625%	4/1/30	1,175	1,060
	Pfizer Inc.	1.700%	5/28/30	1,750	1,473
	Pfizer Inc.	1.750%	8/18/31	1,900	1,567
	Pfizer Inc.	4.000%	12/15/36	1,000	962
	Pfizer Inc.	4.100%	9/15/38	600	563
	Pfizer Inc.	3.900%	3/15/39	550	499
	Pfizer Inc.	7.200%	3/15/39	1,015	1,279
	Pfizer Inc.	2.550%	5/28/40	750	563
	Pfizer Inc.	4.300%	6/15/43	780	734
	Pfizer Inc.	4.400%	5/15/44	725	697
	Pfizer Inc.	4.125%	12/15/46	1,575	1,447
	Pfizer Inc.	4.200%	9/15/48	500	465
	Pfizer Inc.	4.000%	3/15/49	850	770
	Pfizer Inc.	2.700%	5/28/50	3,275	2,348
	Pharmacia LLC	6.600%	12/1/28	912	1,019
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	400
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	318
	Presbyterian Healthcare Services	4.875%	8/1/52	500	492
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	425
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	430
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	259
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	313
	Quest Diagnostics Inc.	4.250%	4/1/24	300	297
	Quest Diagnostics Inc.	3.500%	3/30/25	250	242
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,092
	Quest Diagnostics Inc.	4.200%	6/30/29	350	344
	Quest Diagnostics Inc.	2.950%	6/30/30	800	716
	Quest Diagnostics Inc.	2.800%	6/30/31	425	370
	Quest Diagnostics Inc.	5.750%	1/30/40	61	61
	Quest Diagnostics Inc.	4.700%	3/30/45	200	181
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	807
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	601
	Royalty Pharma plc	1.200%	9/2/25	1,000	907
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,214
	Royalty Pharma plc	2.200%	9/2/30	900	734
	Royalty Pharma plc	3.300%	9/2/40	1,000	727
	Royalty Pharma plc	3.550%	9/2/50	800	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	3.350%	9/2/51	500	327
[8]	Rush Obligated Group	3.922%	11/15/29	245	228
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	295
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	78
	Sanofi	3.625%	6/19/28	1,000	977
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	343
[8]	Sharp HealthCare	2.680%	8/1/50	500	314
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,555
	Smith & Nephew plc	2.032%	10/14/30	820	665
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	358
[8]	Stanford Health Care	3.795%	11/15/48	450	376
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	441
	Stryker Corp.	3.375%	5/15/24	475	466
	Stryker Corp.	1.150%	6/15/25	400	369
	Stryker Corp.	3.375%	11/1/25	500	482
	Stryker Corp.	3.500%	3/15/26	890	867
	Stryker Corp.	3.650%	3/7/28	450	433
	Stryker Corp.	4.100%	4/1/43	325	283
	Stryker Corp.	4.375%	5/15/44	775	696
[8]	Sutter Health	1.321%	8/15/25	500	460
[8]	Sutter Health	3.695%	8/15/28	300	284
[8]	Sutter Health	2.294%	8/15/30	500	420
[8]	Sutter Health	3.161%	8/15/40	500	382
[8]	Sutter Health	4.091%	8/15/48	375	314
[8]	Sutter Health	3.361%	8/15/50	475	346
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,072
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,878
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,297
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,280
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	633
	Texas Health Resources	2.328%	11/15/50	500	301
[8]	Texas Health Resources	4.330%	11/15/55	100	88
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	855
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	302
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	439
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	803
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,663
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	259
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	761
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	366
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	365
[8]	Trinity Health Corp.	2.632%	12/1/40	500	363
	Trinity Health Corp.	4.125%	12/1/45	450	394
	UnitedHealth Group Inc.	2.375%	8/15/24	550	534
	UnitedHealth Group Inc.	5.000%	10/15/24	650	655
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,720
	UnitedHealth Group Inc.	5.150%	10/15/25	650	663
	UnitedHealth Group Inc.	3.700%	12/15/25	200	196
	UnitedHealth Group Inc.	1.250%	1/15/26	781	718
	UnitedHealth Group Inc.	3.100%	3/15/26	750	726
	UnitedHealth Group Inc.	1.150%	5/15/26	500	455
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,603
	UnitedHealth Group Inc.	3.700%	5/15/27	550	538
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,797
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,053
	UnitedHealth Group Inc.	3.875%	12/15/28	500	490
	UnitedHealth Group Inc.	4.250%	1/15/29	830	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	8/15/29	475	435
	UnitedHealth Group Inc.	5.300%	2/15/30	875	922
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,508
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,486
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,833
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,491
	UnitedHealth Group Inc.	6.500%	6/15/37	200	230
	UnitedHealth Group Inc.	6.625%	11/15/37	325	381
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,637
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,288
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,701
	UnitedHealth Group Inc.	5.950%	2/15/41	240	265
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,104
	UnitedHealth Group Inc.	4.375%	3/15/42	325	301
	UnitedHealth Group Inc.	3.950%	10/15/42	800	701
	UnitedHealth Group Inc.	4.250%	3/15/43	75	70
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,295
	UnitedHealth Group Inc.	4.200%	1/15/47	775	690
	UnitedHealth Group Inc.	4.250%	4/15/47	950	852
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,080
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,018
	UnitedHealth Group Inc.	3.700%	8/15/49	680	556
	UnitedHealth Group Inc.	2.900%	5/15/50	520	369
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,429
	UnitedHealth Group Inc.	5.875%	2/15/53	875	984
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,912
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,811
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,852
	UnitedHealth Group Inc.	6.050%	2/15/63	875	1,000
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,520
	Universal Health Services Inc.	2.650%	10/15/30	700	561
[8]	UPMC	3.600%	4/3/25	400	390
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,047
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,787
	Viatris Inc.	1.650%	6/22/25	600	551
	Viatris Inc.	2.300%	6/22/27	1,350	1,186
	Viatris Inc.	3.850%	6/22/40	425	299
	Viatris Inc.	4.000%	6/22/50	925	608
[8]	WakeMed	3.286%	10/1/52	500	351
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	180
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	326
	Wyeth LLC	6.500%	2/1/34	500	578
	Wyeth LLC	6.000%	2/15/36	410	455
	Wyeth LLC	5.950%	4/1/37	1,605	1,800
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	318
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	606
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	662
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	959
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	584
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	204
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	243
	Zoetis Inc.	4.500%	11/13/25	350	348
	Zoetis Inc.	3.000%	9/12/27	800	758
	Zoetis Inc.	3.900%	8/20/28	400	389
	Zoetis Inc.	2.000%	5/15/30	575	484
	Zoetis Inc.	5.600%	11/16/32	1,000	1,067
	Zoetis Inc.	4.700%	2/1/43	900	842
	Zoetis Inc.	3.950%	9/12/47	400	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.450%	8/20/48	325	295
	Zoetis Inc.	3.000%	5/15/50	250	178
					572,957
Industrials (0.8%)
	3M Co.	2.000%	2/14/25	600	572
	3M Co.	2.650%	4/15/25	1,069	1,024
[8]	3M Co.	2.250%	9/19/26	100	93
	3M Co.	2.875%	10/15/27	1,639	1,535
[8]	3M Co.	3.375%	3/1/29	650	613
	3M Co.	2.375%	8/26/29	1,555	1,374
	3M Co.	3.050%	4/15/30	600	548
[8]	3M Co.	3.125%	9/19/46	1,125	811
[8]	3M Co.	3.625%	10/15/47	450	355
[8]	3M Co.	4.000%	9/14/48	182	155
	3M Co.	3.250%	8/26/49	375	280
	3M Co.	3.700%	4/15/50	1,200	985
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	574
	Allegion plc	3.500%	10/1/29	325	294
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	124
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	329
[8]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	730	598
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	191	174
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	311	285
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	720	642
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	162	144
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	355	324
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	303	270
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	184	160
	Amphenol Corp.	3.200%	4/1/24	200	196
	Amphenol Corp.	2.050%	3/1/25	170	162
	Amphenol Corp.	4.750%	3/30/26	500	502
	Amphenol Corp.	4.350%	6/1/29	300	299
	Amphenol Corp.	2.800%	2/15/30	750	675
	Amphenol Corp.	2.200%	9/15/31	400	332
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	306
	Boeing Co.	4.508%	5/1/23	2,625	2,622
	Boeing Co.	1.875%	6/15/23	500	496
	Boeing Co.	2.850%	10/30/24	450	435
	Boeing Co.	4.875%	5/1/25	3,980	3,972
	Boeing Co.	2.750%	2/1/26	500	474
	Boeing Co.	2.196%	2/4/26	5,000	4,638
	Boeing Co.	3.100%	5/1/26	400	379
	Boeing Co.	2.250%	6/15/26	325	297
	Boeing Co.	2.700%	2/1/27	1,715	1,582
	Boeing Co.	2.800%	3/1/27	1,846	1,701
	Boeing Co.	5.040%	5/1/27	1,760	1,773
	Boeing Co.	3.250%	2/1/28	1,350	1,259
	Boeing Co.	3.250%	3/1/28	275	253
	Boeing Co.	3.450%	11/1/28	1,000	925
	Boeing Co.	3.200%	3/1/29	900	820
	Boeing Co.	2.950%	2/1/30	500	440

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	5.150%	5/1/30	1,165	1,172
Boeing Co.	3.625%	2/1/31	2,350	2,148
Boeing Co.	6.125%	2/15/33	325	345
Boeing Co.	3.600%	5/1/34	1,375	1,179
Boeing Co.	3.250%	2/1/35	600	489
Boeing Co.	6.625%	2/15/38	100	109
Boeing Co.	3.500%	3/1/39	200	156
Boeing Co.	6.875%	3/15/39	285	318
Boeing Co.	5.875%	2/15/40	545	560
Boeing Co.	5.705%	5/1/40	3,965	4,000
Boeing Co.	3.375%	6/15/46	450	319
Boeing Co.	3.650%	3/1/47	475	344
Boeing Co.	3.850%	11/1/48	200	149
Boeing Co.	3.900%	5/1/49	650	492
Boeing Co.	3.750%	2/1/50	1,100	831
Boeing Co.	5.805%	5/1/50	3,836	3,857
Boeing Co.	3.825%	3/1/59	225	159
Boeing Co.	3.950%	8/1/59	360	265
Boeing Co.	5.930%	5/1/60	3,415	3,414
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	395
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	393
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	244
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	269
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	743
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	845
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	141
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	879
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	673
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	679
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,277
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	199
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	534
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	462
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	785
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	509
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,079
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,516
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	445
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	572
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	466
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	199
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	1,644
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	507
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	541
Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	611
Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	403
Canadian National Railway Co.	2.950%	11/21/24	288	280
Canadian National Railway Co.	2.750%	3/1/26	375	359
Canadian National Railway Co.	3.850%	8/5/32	500	475
Canadian National Railway Co.	6.250%	8/1/34	350	394
Canadian National Railway Co.	6.200%	6/1/36	350	396
Canadian National Railway Co.	6.375%	11/15/37	350	398
Canadian National Railway Co.	3.200%	8/2/46	650	495
Canadian National Railway Co.	2.450%	5/1/50	1,700	1,112
Canadian National Railway Co.	4.400%	8/5/52	500	469
Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	943
Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	340
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	314
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	805
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	831
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,596
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	654
	Canadian Pacific Railway Co.	3.100%	12/2/51	2,500	1,796
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	892
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,527
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,368
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,306
	Carrier Global Corp.	2.700%	2/15/31	390	335
	Carrier Global Corp.	3.377%	4/5/40	1,950	1,549
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,438
[8]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	319
[8]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	719
[8]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	473
[8]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,538
[8]	Caterpillar Financial Services Corp.	4.900%	1/17/25	525	529
[8]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	352
[8]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	565
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	753
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	188
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	450
[8]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	457
[8]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	563
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,319
	Caterpillar Inc.	3.400%	5/15/24	450	445
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,810
	Caterpillar Inc.	6.050%	8/15/36	720	814
	Caterpillar Inc.	5.200%	5/27/41	475	504
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,336
	Caterpillar Inc.	4.300%	5/15/44	375	359
	Caterpillar Inc.	3.250%	9/19/49	871	692
	Caterpillar Inc.	3.250%	4/9/50	700	557
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	121
	CNH Industrial Capital LLC	5.450%	10/14/25	500	506
	CNH Industrial Capital LLC	1.875%	1/15/26	260	239
	CNH Industrial Capital LLC	1.450%	7/15/26	400	358
[8]	CNH Industrial NV	3.850%	11/15/27	375	360
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	359	349
	Crane Holdings Co.	4.200%	3/15/48	525	380
	CSX Corp.	3.400%	8/1/24	400	391
	CSX Corp.	3.350%	11/1/25	400	388
	CSX Corp.	2.600%	11/1/26	200	188
	CSX Corp.	3.250%	6/1/27	650	622
	CSX Corp.	3.800%	3/1/28	1,275	1,244
	CSX Corp.	4.250%	3/15/29	900	888
	CSX Corp.	2.400%	2/15/30	2,525	2,205
	CSX Corp.	4.100%	11/15/32	348	335
	CSX Corp.	6.150%	5/1/37	1,000	1,101
	CSX Corp.	6.220%	4/30/40	599	663
	CSX Corp.	5.500%	4/15/41	725	747
	CSX Corp.	4.750%	5/30/42	460	434
	CSX Corp.	4.400%	3/1/43	93	83
	CSX Corp.	4.100%	3/15/44	800	697
	CSX Corp.	3.800%	11/1/46	400	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.300%	3/1/48	1,000	887
	CSX Corp.	4.500%	3/15/49	900	818
	CSX Corp.	3.800%	4/15/50	605	492
	CSX Corp.	2.500%	5/15/51	500	323
	CSX Corp.	4.500%	11/15/52	838	767
	CSX Corp.	4.250%	11/1/66	500	416
	CSX Corp.	4.650%	3/1/68	275	245
	Cummins Inc.	0.750%	9/1/25	821	750
	Cummins Inc.	1.500%	9/1/30	500	409
	Cummins Inc.	2.600%	9/1/50	600	392
	Deere & Co.	2.750%	4/15/25	750	727
	Deere & Co.	5.375%	10/16/29	455	483
	Deere & Co.	3.100%	4/15/30	770	712
	Deere & Co.	7.125%	3/3/31	400	473
	Deere & Co.	3.900%	6/9/42	1,000	919
	Deere & Co.	2.875%	9/7/49	200	151
	Deere & Co.	3.750%	4/15/50	650	577
[12]	Delta Air Lines Inc.	4.750%	10/20/28	500	480
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	421
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	340	299
	Dover Corp.	2.950%	11/4/29	575	513
	Dover Corp.	5.375%	3/1/41	280	284
	Eaton Corp.	3.103%	9/15/27	665	630
	Eaton Corp.	4.000%	11/2/32	717	683
	Eaton Corp.	4.150%	3/15/33	1,095	1,055
	Eaton Corp.	4.150%	11/2/42	75	66
	Eaton Corp.	3.915%	9/15/47	550	469
	Eaton Corp.	4.700%	8/23/52	657	632
	Emerson Electric Co.	3.150%	6/1/25	450	437
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,785
	Emerson Electric Co.	1.800%	10/15/27	750	672
	Emerson Electric Co.	2.000%	12/21/28	1,000	886
	Emerson Electric Co.	1.950%	10/15/30	375	316
	Emerson Electric Co.	2.200%	12/21/31	900	760
	Emerson Electric Co.	5.250%	11/15/39	135	139
	Emerson Electric Co.	2.750%	10/15/50	450	303
	Emerson Electric Co.	2.800%	12/21/51	900	615
	FedEx Corp.	3.250%	4/1/26	500	485
	FedEx Corp.	3.400%	2/15/28	1,000	947
	FedEx Corp.	3.100%	8/5/29	825	758
	FedEx Corp.	4.250%	5/15/30	639	622
	FedEx Corp.	2.400%	5/15/31	450	383
	FedEx Corp.	3.900%	2/1/35	200	180
	FedEx Corp.	3.250%	5/15/41	450	343
	FedEx Corp.	3.875%	8/1/42	200	163
	FedEx Corp.	4.100%	4/15/43	300	251
	FedEx Corp.	5.100%	1/15/44	600	570
	FedEx Corp.	4.100%	2/1/45	300	248
	FedEx Corp.	4.750%	11/15/45	1,075	974
	FedEx Corp.	4.550%	4/1/46	2,050	1,804
	FedEx Corp.	4.400%	1/15/47	800	688
	FedEx Corp.	4.050%	2/15/48	700	569
	FedEx Corp.	4.950%	10/17/48	750	703
	FedEx Corp.	5.250%	5/15/50	1,150	1,127
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	714	596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flowserve Corp.	3.500%	10/1/30	500	434
	Fortive Corp.	3.150%	6/15/26	585	558
	Fortive Corp.	4.300%	6/15/46	425	344
	General Dynamics Corp.	3.250%	4/1/25	525	511
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,471
	General Dynamics Corp.	2.125%	8/15/26	250	234
	General Dynamics Corp.	3.500%	4/1/27	350	339
	General Dynamics Corp.	2.625%	11/15/27	500	463
	General Dynamics Corp.	3.750%	5/15/28	705	689
	General Dynamics Corp.	3.625%	4/1/30	755	723
	General Dynamics Corp.	2.250%	6/1/31	500	431
	General Dynamics Corp.	4.250%	4/1/40	570	538
	General Dynamics Corp.	3.600%	11/15/42	625	536
[8]	General Electric Co.	5.875%	1/14/38	2,512	2,707
	Hexcel Corp.	4.200%	2/15/27	189	179
	Honeywell International Inc.	2.300%	8/15/24	800	777
	Honeywell International Inc.	4.850%	11/1/24	500	504
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,516
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,092
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,033
	Honeywell International Inc.	4.950%	2/15/28	500	517
	Honeywell International Inc.	2.700%	8/15/29	350	323
	Honeywell International Inc.	1.950%	6/1/30	1,125	962
	Honeywell International Inc.	1.750%	9/1/31	1,150	944
	Honeywell International Inc.	5.000%	2/15/33	1,500	1,578
	Honeywell International Inc.	5.700%	3/15/36	300	332
	Honeywell International Inc.	5.700%	3/15/37	305	337
	Honeywell International Inc.	5.375%	3/1/41	855	906
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	143
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	467
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,141
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	751
	IDEX Corp.	3.000%	5/1/30	300	264
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,047
	Illinois Tool Works Inc.	3.900%	9/1/42	800	722
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	501
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	638
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	608	559
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	433	364
[8]	John Deere Capital Corp.	3.350%	6/12/24	700	689
[8]	John Deere Capital Corp.	0.625%	9/10/24	925	876
[8]	John Deere Capital Corp.	2.050%	1/9/25	575	554
[8]	John Deere Capital Corp.	1.250%	1/10/25	1,000	948
[8]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,205
[8]	John Deere Capital Corp.	3.400%	6/6/25	500	490
[8]	John Deere Capital Corp.	4.050%	9/8/25	500	497
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	316
[8]	John Deere Capital Corp.	4.800%	1/9/26	850	863
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	454
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	285
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	452
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,539
[8]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,817
[8]	John Deere Capital Corp.	2.350%	3/8/27	500	465
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	235
[8]	John Deere Capital Corp.	4.150%	9/15/27	875	870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	571
[8]	John Deere Capital Corp.	4.750%	1/20/28	850	868
[8]	John Deere Capital Corp.	4.900%	3/3/28	500	514
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	440
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	600
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	448
[8]	John Deere Capital Corp.	2.450%	1/9/30	1,000	890
	John Deere Capital Corp.	1.450%	1/15/31	500	404
[8]	John Deere Capital Corp.	4.350%	9/15/32	500	499
[8]	Johnson Controls International plc	3.625%	7/2/24	442	435
[8]	Johnson Controls International plc	3.900%	2/14/26	219	214
	Johnson Controls International plc	1.750%	9/15/30	500	412
	Johnson Controls International plc	2.000%	9/16/31	500	407
	Johnson Controls International plc	4.900%	12/1/32	339	343
[8]	Johnson Controls International plc	6.000%	1/15/36	210	224
[8]	Johnson Controls International plc	4.625%	7/2/44	800	734
[8]	Johnson Controls International plc	5.125%	9/14/45	80	77
	Johnson Controls International plc	4.500%	2/15/47	400	352
[8]	Johnson Controls International plc	4.950%	7/2/64	286	258
	Kansas City Southern	2.875%	11/15/29	550	493
[8]	Kansas City Southern	4.300%	5/15/43	500	431
[8]	Kansas City Southern	4.950%	8/15/45	500	468
	Kansas City Southern	3.500%	5/1/50	1,600	1,207
	Kennametal Inc.	4.625%	6/15/28	1,000	966
	Keysight Technologies Inc.	4.550%	10/30/24	734	726
	Keysight Technologies Inc.	4.600%	4/6/27	375	371
	Keysight Technologies Inc.	3.000%	10/30/29	425	376
	Kirby Corp.	4.200%	3/1/28	1,200	1,129
	L3Harris Technologies Inc.	3.950%	5/28/24	270	266
	L3Harris Technologies Inc.	3.832%	4/27/25	550	537
	L3Harris Technologies Inc.	3.850%	12/15/26	831	811
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	591
	L3Harris Technologies Inc.	2.900%	12/15/29	750	662
	L3Harris Technologies Inc.	1.800%	1/15/31	600	485
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	475	452
	Lennox International Inc.	3.000%	11/15/23	100	98
	Lennox International Inc.	1.350%	8/1/25	500	458
	Lennox International Inc.	1.700%	8/1/27	500	441
	Lockheed Martin Corp.	4.950%	10/15/25	432	439
	Lockheed Martin Corp.	3.550%	1/15/26	600	594
	Lockheed Martin Corp.	5.100%	11/15/27	1,799	1,868
	Lockheed Martin Corp.	3.900%	6/15/32	175	170
	Lockheed Martin Corp.	5.250%	1/15/33	1,625	1,733
	Lockheed Martin Corp.	3.600%	3/1/35	485	452
	Lockheed Martin Corp.	4.500%	5/15/36	565	559
[8]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,178
	Lockheed Martin Corp.	5.720%	6/1/40	316	348
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	1,032
	Lockheed Martin Corp.	3.800%	3/1/45	750	647
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,036
	Lockheed Martin Corp.	2.800%	6/15/50	700	508
	Lockheed Martin Corp.	4.090%	9/15/52	622	564
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,849
	Lockheed Martin Corp.	4.300%	6/15/62	300	272
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,739
[12]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,700	1,696
	Norfolk Southern Corp.	3.650%	8/1/25	415	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	7.800%	5/15/27	100	111
	Norfolk Southern Corp.	3.150%	6/1/27	125	118
	Norfolk Southern Corp.	3.800%	8/1/28	750	722
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,057
	Norfolk Southern Corp.	3.000%	3/15/32	550	483
	Norfolk Southern Corp.	4.837%	10/1/41	565	531
	Norfolk Southern Corp.	3.950%	10/1/42	425	360
	Norfolk Southern Corp.	4.450%	6/15/45	975	857
	Norfolk Southern Corp.	4.650%	1/15/46	300	273
	Norfolk Southern Corp.	3.942%	11/1/47	850	696
	Norfolk Southern Corp.	4.150%	2/28/48	50	42
	Norfolk Southern Corp.	4.100%	5/15/49	615	513
	Norfolk Southern Corp.	3.400%	11/1/49	330	243
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,110
	Norfolk Southern Corp.	4.050%	8/15/52	973	806
	Norfolk Southern Corp.	4.550%	6/1/53	500	449
	Norfolk Southern Corp.	3.155%	5/15/55	756	518
	Norfolk Southern Corp.	4.100%	5/15/21	500	354
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,260
	Northrop Grumman Corp.	3.200%	2/1/27	675	646
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,231
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,531
	Northrop Grumman Corp.	4.700%	3/15/33	750	758
	Northrop Grumman Corp.	5.050%	11/15/40	850	850
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,492
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,669
	Northrop Grumman Corp.	5.250%	5/1/50	795	822
	Northrop Grumman Corp.	4.950%	3/15/53	750	747
	nVent Finance Sarl	4.550%	4/15/28	300	286
	Oshkosh Corp.	4.600%	5/15/28	400	395
	Oshkosh Corp.	3.100%	3/1/30	80	71
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,488
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,229
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,228
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	1,551
	Otis Worldwide Corp.	3.362%	2/15/50	550	409
[8]	PACCAR Financial Corp.	3.150%	6/13/24	500	490
[8]	PACCAR Financial Corp.	2.150%	8/15/24	250	241
[8]	PACCAR Financial Corp.	0.900%	11/8/24	500	472
[8]	PACCAR Financial Corp.	1.800%	2/6/25	750	713
[8]	PACCAR Financial Corp.	4.450%	3/30/26	500	501
	Parker-Hannifin Corp.	2.700%	6/14/24	475	462
	Parker-Hannifin Corp.	3.650%	6/15/24	1,075	1,059
[8]	Parker-Hannifin Corp.	3.300%	11/21/24	467	454
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,787
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,025
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	921
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	190
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	638
	Parker-Hannifin Corp.	4.100%	3/1/47	500	434
	Parker-Hannifin Corp.	4.000%	6/14/49	950	810
	Pentair Finance Sarl	5.900%	7/15/32	500	517
	Precision Castparts Corp.	3.250%	6/15/25	675	659
	Precision Castparts Corp.	3.900%	1/15/43	375	329
	Precision Castparts Corp.	4.375%	6/15/45	275	254
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,659
	Raytheon Technologies Corp.	5.000%	2/27/26	500	508
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.125%	5/4/27	975	925
	Raytheon Technologies Corp.	7.200%	8/15/27	75	83
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,395
	Raytheon Technologies Corp.	2.250%	7/1/30	500	429
	Raytheon Technologies Corp.	1.900%	9/1/31	925	755
	Raytheon Technologies Corp.	2.375%	3/15/32	200	168
	Raytheon Technologies Corp.	5.150%	2/27/33	850	883
	Raytheon Technologies Corp.	5.400%	5/1/35	500	521
	Raytheon Technologies Corp.	6.050%	6/1/36	585	643
	Raytheon Technologies Corp.	6.125%	7/15/38	463	514
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	949
	Raytheon Technologies Corp.	4.875%	10/15/40	225	219
	Raytheon Technologies Corp.	4.700%	12/15/41	925	882
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	2,981
	Raytheon Technologies Corp.	4.800%	12/15/43	285	273
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	897
	Raytheon Technologies Corp.	3.750%	11/1/46	900	745
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,197
	Raytheon Technologies Corp.	4.050%	5/4/47	511	443
	Raytheon Technologies Corp.	4.625%	11/16/48	1,500	1,427
	Raytheon Technologies Corp.	3.125%	7/1/50	863	637
	Raytheon Technologies Corp.	2.820%	9/1/51	925	639
	Raytheon Technologies Corp.	3.030%	3/15/52	950	686
	Raytheon Technologies Corp.	5.375%	2/27/53	850	895
[12]	Regal Rexnord Corp.	6.050%	2/15/26	1,000	1,007
[12]	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,054
[12]	Regal Rexnord Corp.	6.300%	2/15/30	950	954
[12]	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,062
	Republic Services Inc.	2.500%	8/15/24	60	58
	Republic Services Inc.	3.200%	3/15/25	500	486
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	2.900%	7/1/26	2,322	2,217
	Republic Services Inc.	4.875%	4/1/29	500	505
	Republic Services Inc.	2.300%	3/1/30	725	628
	Republic Services Inc.	1.450%	2/15/31	500	399
	Republic Services Inc.	1.750%	2/15/32	625	501
	Republic Services Inc.	5.000%	4/1/34	500	508
	Republic Services Inc.	6.200%	3/1/40	475	525
	Republic Services Inc.	5.700%	5/15/41	300	323
	Republic Services Inc.	3.050%	3/1/50	650	470
	Rockwell Automation Inc.	3.500%	3/1/29	350	335
	Rockwell Automation Inc.	1.750%	8/15/31	500	409
	Rockwell Automation Inc.	4.200%	3/1/49	575	521
	Rockwell Automation Inc.	2.800%	8/15/61	500	323
[8]	Ryder System Inc.	2.500%	9/1/24	250	241
[8]	Ryder System Inc.	4.625%	6/1/25	581	573
[8]	Ryder System Inc.	1.750%	9/1/26	500	449
[8]	Ryder System Inc.	2.900%	12/1/26	325	301
[8]	Ryder System Inc.	2.850%	3/1/27	200	184
[8]	Ryder System Inc.	5.650%	3/1/28	500	506
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,511
	Southwest Airlines Co.	3.000%	11/15/26	400	374
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,922
	Southwest Airlines Co.	3.450%	11/16/27	540	504
	Southwest Airlines Co.	2.625%	2/10/30	400	340
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	199	182
	Teledyne Technologies Inc.	0.650%	4/1/23	500	500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Teledyne Technologies Inc.	0.950%	4/1/24	500	479
Teledyne Technologies Inc.	2.250%	4/1/28	500	447
Teledyne Technologies Inc.	2.750%	4/1/31	900	768
Textron Inc.	3.875%	3/1/25	225	221
Textron Inc.	4.000%	3/15/26	300	295
Textron Inc.	3.650%	3/15/27	2,044	1,955
Textron Inc.	3.375%	3/1/28	325	303
Textron Inc.	3.900%	9/17/29	250	236
Timken Co.	3.875%	9/1/24	200	196
Timken Co.	4.500%	12/15/28	400	391
Trane Technologies Financing Ltd.	5.250%	3/3/33	600	620
Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,162
Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,320
Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	315
Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	924
Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	135
Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	309
Trimble Inc.	4.750%	12/1/24	600	595
Trimble Inc.	4.900%	6/15/28	400	397
Triton Container International Ltd.	3.250%	3/15/32	500	396
Tyco Electronics Group SA	3.450%	8/1/24	1,000	982
Tyco Electronics Group SA	4.500%	2/13/26	500	500
Tyco Electronics Group SA	3.125%	8/15/27	450	424
Tyco Electronics Group SA	2.500%	2/4/32	500	428
Tyco Electronics Group SA	7.125%	10/1/37	550	652
Union Pacific Corp.	3.250%	1/15/25	400	392
Union Pacific Corp.	3.750%	7/15/25	930	916
Union Pacific Corp.	3.250%	8/15/25	900	875
Union Pacific Corp.	2.750%	3/1/26	648	621
Union Pacific Corp.	2.150%	2/5/27	707	655
Union Pacific Corp.	3.000%	4/15/27	240	229
Union Pacific Corp.	2.400%	2/5/30	1,475	1,300
Union Pacific Corp.	2.375%	5/20/31	500	432
Union Pacific Corp.	2.800%	2/14/32	500	440
Union Pacific Corp.	3.375%	2/1/35	900	788
Union Pacific Corp.	2.891%	4/6/36	1,800	1,482
Union Pacific Corp.	3.600%	9/15/37	428	376
Union Pacific Corp.	3.200%	5/20/41	1,500	1,211
Union Pacific Corp.	4.050%	3/1/46	500	428
Union Pacific Corp.	3.350%	8/15/46	550	417
Union Pacific Corp.	3.250%	2/5/50	850	647
Union Pacific Corp.	3.799%	10/1/51	1,082	909
Union Pacific Corp.	2.950%	3/10/52	500	355
Union Pacific Corp.	4.950%	9/9/52	521	529
Union Pacific Corp.	3.500%	2/14/53	500	395
Union Pacific Corp.	3.950%	8/15/59	425	347
Union Pacific Corp.	3.839%	3/20/60	1,106	892
Union Pacific Corp.	2.973%	9/16/62	2,025	1,344
Union Pacific Corp.	4.100%	9/15/67	350	291
Union Pacific Corp.	3.750%	2/5/70	1,400	1,067
Union Pacific Corp.	3.799%	4/6/71	1,700	1,313
Union Pacific Corp.	3.850%	2/14/72	500	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	479	469
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	405	387
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	441	417
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	284	246
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,305	2,290
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	189	171
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	390	357
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	375	336
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	420	353
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	941	907
	United Parcel Service Inc.	2.800%	11/15/24	950	923
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,186
	United Parcel Service Inc.	2.400%	11/15/26	609	573
	United Parcel Service Inc.	2.500%	9/1/29	400	359
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,011
	United Parcel Service Inc.	4.875%	3/3/33	650	666
	United Parcel Service Inc.	6.200%	1/15/38	505	576
	United Parcel Service Inc.	5.200%	4/1/40	465	485
	United Parcel Service Inc.	4.875%	11/15/40	350	351
	United Parcel Service Inc.	3.625%	10/1/42	300	256
	United Parcel Service Inc.	3.400%	11/15/46	390	310
	United Parcel Service Inc.	4.250%	3/15/49	800	736
	United Parcel Service Inc.	3.400%	9/1/49	200	162
	United Parcel Service Inc.	5.300%	4/1/50	2,870	3,081
	United Parcel Service Inc.	5.050%	3/3/53	650	668
	Valmont Industries Inc.	5.000%	10/1/44	475	427
	Valmont Industries Inc.	5.250%	10/1/54	300	272
	Vontier Corp.	1.800%	4/1/26	500	444
	Vontier Corp.	2.400%	4/1/28	500	420
	Vontier Corp.	2.950%	4/1/31	500	398
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,058
	Waste Connections Inc.	3.500%	5/1/29	950	886
	Waste Connections Inc.	2.600%	2/1/30	500	440
	Waste Connections Inc.	2.200%	1/15/32	700	574
	Waste Connections Inc.	4.200%	1/15/33	639	612
	Waste Connections Inc.	3.050%	4/1/50	300	211
	Waste Connections Inc.	2.950%	1/15/52	700	485
	Waste Management Inc.	0.750%	11/15/25	500	455
	Waste Management Inc.	3.150%	11/15/27	1,600	1,526
	Waste Management Inc.	1.150%	3/15/28	500	426
	Waste Management Inc.	1.500%	3/15/31	1,400	1,116
	Waste Management Inc.	4.625%	2/15/33	250	251
	Waste Management Inc.	2.950%	6/1/41	500	381
	Waste Management Inc.	2.500%	11/15/50	500	322
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,021
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	737
	WW Grainger Inc.	1.850%	2/15/25	475	452
	WW Grainger Inc.	4.600%	6/15/45	425	406
	WW Grainger Inc.	3.750%	5/15/46	325	269
	WW Grainger Inc.	4.200%	5/15/47	350	311
	Xylem Inc.	3.250%	11/1/26	300	286
	Xylem Inc.	1.950%	1/30/28	250	221
	Xylem Inc.	2.250%	1/30/31	400	337
	Xylem Inc.	4.375%	11/1/46	475	415
					394,873
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,181
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	136
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	605
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	411
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	458
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	719
	Albemarle Corp.	4.650%	6/1/27	500	492
	Albemarle Corp.	5.050%	6/1/32	500	489
	Albemarle Corp.	5.450%	12/1/44	325	311
	Albemarle Corp.	5.650%	6/1/52	500	478
	Amcor Finance USA Inc.	4.500%	5/15/28	500	492
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	423
[8]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	282
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	419
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	416
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	665
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	609
	ArcelorMittal SA	4.550%	3/11/26	400	392
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,079
	ArcelorMittal SA	4.250%	7/16/29	400	379
	ArcelorMittal SA	6.800%	11/29/32	700	735
	ArcelorMittal SA	7.000%	10/15/39	809	852
	ArcelorMittal SA	6.750%	3/1/41	480	486
	Barrick Gold Corp.	6.450%	10/15/35	375	408
	Barrick North America Finance LLC	5.700%	5/30/41	770	809
	Barrick North America Finance LLC	5.750%	5/1/43	850	900
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	724
	Berry Global Inc.	1.570%	1/15/26	1,400	1,272
	Berry Global Inc.	1.650%	1/15/27	1,000	875
[12]	Berry Global Inc.	5.500%	4/15/28	500	498
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	857
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	157
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	860
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	850	865
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	770
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,377
	Cabot Corp.	4.000%	7/1/29	240	224
	Carlisle Cos. Inc.	3.500%	12/1/24	150	147
	Carlisle Cos. Inc.	3.750%	12/1/27	650	620
	Carlisle Cos. Inc.	2.750%	3/1/30	675	577
	Celanese US Holdings LLC	3.500%	5/8/24	400	391
	Celanese US Holdings LLC	5.900%	7/5/24	1,410	1,411
	Celanese US Holdings LLC	6.050%	3/15/25	1,500	1,509
	Celanese US Holdings LLC	1.400%	8/5/26	500	430
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,820
	Celanese US Holdings LLC	6.330%	7/15/29	600	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Celanese US Holdings LLC	6.379%	7/15/32	760	771
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	277
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	743
	CF Industries Inc.	5.150%	3/15/34	700	671
	CF Industries Inc.	4.950%	6/1/43	775	663
	CF Industries Inc.	5.375%	3/15/44	700	632
	Dow Chemical Co.	4.550%	11/30/25	50	49
	Dow Chemical Co.	7.375%	11/1/29	58	66
	Dow Chemical Co.	2.100%	11/15/30	750	627
	Dow Chemical Co.	6.300%	3/15/33	400	435
	Dow Chemical Co.	4.250%	10/1/34	386	359
	Dow Chemical Co.	9.400%	5/15/39	556	745
	Dow Chemical Co.	5.250%	11/15/41	375	364
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,127
	Dow Chemical Co.	4.625%	10/1/44	400	357
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,428
	Dow Chemical Co.	4.800%	5/15/49	925	820
	Dow Chemical Co.	3.600%	11/15/50	750	561
	Dow Chemical Co.	6.900%	5/15/53	700	810
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,499
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,636
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,601
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,046
	Eastman Chemical Co.	4.500%	12/1/28	125	123
	Eastman Chemical Co.	5.750%	3/8/33	400	407
	Eastman Chemical Co.	4.800%	9/1/42	490	439
	Eastman Chemical Co.	4.650%	10/15/44	850	736
	Ecolab Inc.	2.700%	11/1/26	600	569
	Ecolab Inc.	1.650%	2/1/27	200	181
	Ecolab Inc.	3.250%	12/1/27	1,400	1,339
	Ecolab Inc.	5.250%	1/15/28	300	311
	Ecolab Inc.	4.800%	3/24/30	700	714
	Ecolab Inc.	1.300%	1/30/31	500	397
	Ecolab Inc.	2.125%	2/1/32	300	251
	Ecolab Inc.	2.700%	12/15/51	1,400	930
	Ecolab Inc.	2.750%	8/18/55	978	626
	EIDP Inc.	1.700%	7/15/25	700	658
	EIDP Inc.	2.300%	7/15/30	400	345
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	244
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,178
	FMC Corp.	3.200%	10/1/26	300	284
	FMC Corp.	3.450%	10/1/29	400	364
	FMC Corp.	4.500%	10/1/49	400	334
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	492
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	607
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	566
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	493
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	464
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	664
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	687
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,357
[12]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	953
	Georgia-Pacific LLC	8.875%	5/15/31	700	882
	Huntsman International LLC	4.500%	5/1/29	250	235
	Huntsman International LLC	2.950%	6/15/31	300	246
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	397
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	427
	International Paper Co.	5.000%	9/15/35	150	147
	International Paper Co.	6.000%	11/15/41	300	312
	International Paper Co.	4.800%	6/15/44	600	550
	International Paper Co.	4.350%	8/15/48	450	390
	Kinross Gold Corp.	4.500%	7/15/27	100	98
	Linde Inc.	4.800%	12/5/24	600	604
	Linde Inc.	2.650%	2/5/25	500	483
	Linde Inc.	4.700%	12/5/25	500	503
	Linde Inc.	1.100%	8/10/30	500	399
	Linde Inc.	3.550%	11/7/42	300	250
	Linde Inc.	2.000%	8/10/50	700	415
	LYB International Finance BV	5.250%	7/15/43	700	644
	LYB International Finance BV	4.875%	3/15/44	900	796
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,779
	LYB International Finance III LLC	2.250%	10/1/30	900	743
	LYB International Finance III LLC	3.375%	10/1/40	600	444
	LYB International Finance III LLC	4.200%	10/15/49	560	438
	LYB International Finance III LLC	4.200%	5/1/50	850	667
	LYB International Finance III LLC	3.625%	4/1/51	800	569
	LYB International Finance III LLC	3.800%	10/1/60	500	344
	LyondellBasell Industries NV	4.625%	2/26/55	910	744
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,140
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	476
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	319
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	415
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	510
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	525
	Mosaic Co.	4.050%	11/15/27	600	580
	Mosaic Co.	5.450%	11/15/33	100	101
	Mosaic Co.	4.875%	11/15/41	400	359
	Mosaic Co.	5.625%	11/15/43	425	414
	NewMarket Corp.	2.700%	3/18/31	500	416
	Newmont Corp.	2.800%	10/1/29	550	488
	Newmont Corp.	2.250%	10/1/30	1,100	924
	Newmont Corp.	2.600%	7/15/32	1,000	836
[8]	Newmont Corp.	5.875%	4/1/35	725	765
	Newmont Corp.	6.250%	10/1/39	1,500	1,638
	Newmont Corp.	5.450%	6/9/44	500	497
	Nucor Corp.	3.950%	5/23/25	200	197
	Nucor Corp.	2.000%	6/1/25	1,014	953
	Nucor Corp.	4.300%	5/23/27	250	246
	Nucor Corp.	2.700%	6/1/30	300	263
	Nucor Corp.	3.125%	4/1/32	500	442
	Nucor Corp.	2.979%	12/15/55	1,400	938
	Nutrien Ltd.	5.900%	11/7/24	300	304
	Nutrien Ltd.	3.000%	4/1/25	250	240
	Nutrien Ltd.	5.950%	11/7/25	300	309
	Nutrien Ltd.	4.000%	12/15/26	500	484
	Nutrien Ltd.	4.900%	3/27/28	300	300
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,033
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,121
	Nutrien Ltd.	5.875%	12/1/36	300	313
	Nutrien Ltd.	5.625%	12/1/40	385	384
	Nutrien Ltd.	4.900%	6/1/43	225	207
	Nutrien Ltd.	5.250%	1/15/45	286	273
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,112
	Nutrien Ltd.	5.800%	3/27/53	300	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Packaging Corp. of America	3.650%	9/15/24	500	492
	Packaging Corp. of America	3.400%	12/15/27	400	380
	Packaging Corp. of America	3.000%	12/15/29	950	854
	Packaging Corp. of America	4.050%	12/15/49	200	164
	Packaging Corp. of America	3.050%	10/1/51	100	68
	PPG Industries Inc.	2.400%	8/15/24	300	289
	PPG Industries Inc.	1.200%	3/15/26	500	451
	PPG Industries Inc.	2.550%	6/15/30	600	519
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	620
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,512
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	803
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	479
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	254
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	580
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	1,659
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	309
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,068
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	556
	Rio Tinto Finance USA plc	5.125%	3/9/53	500	515
	Rohm & Haas Co.	7.850%	7/15/29	150	172
	RPM International Inc.	3.750%	3/15/27	150	143
	RPM International Inc.	4.550%	3/1/29	275	263
	RPM International Inc.	2.950%	1/15/32	500	406
	RPM International Inc.	5.250%	6/1/45	75	68
	RPM International Inc.	4.250%	1/15/48	450	349
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	1,882
	Sherwin-Williams Co.	4.050%	8/8/24	200	198
	Sherwin-Williams Co.	3.450%	8/1/25	900	873
	Sherwin-Williams Co.	4.250%	8/8/25	200	198
	Sherwin-Williams Co.	3.950%	1/15/26	600	585
	Sherwin-Williams Co.	3.450%	6/1/27	300	287
	Sherwin-Williams Co.	2.950%	8/15/29	700	630
	Sherwin-Williams Co.	2.300%	5/15/30	500	424
	Sherwin-Williams Co.	2.200%	3/15/32	500	403
	Sherwin-Williams Co.	4.000%	12/15/42	220	181
	Sherwin-Williams Co.	4.550%	8/1/45	270	237
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	972
	Sherwin-Williams Co.	3.800%	8/15/49	504	392
	Sherwin-Williams Co.	3.300%	5/15/50	400	283
	Sherwin-Williams Co.	2.900%	3/15/52	500	321
	Sonoco Products Co.	2.250%	2/1/27	500	453
	Sonoco Products Co.	3.125%	5/1/30	700	618
	Southern Copper Corp.	3.875%	4/23/25	650	631
	Southern Copper Corp.	7.500%	7/27/35	850	993
	Southern Copper Corp.	6.750%	4/16/40	750	839
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,057
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,333
	Steel Dynamics Inc.	2.800%	12/15/24	725	694
	Steel Dynamics Inc.	2.400%	6/15/25	300	284
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,121
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,159
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,059
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,146
	Suzano Austria GmbH	3.750%	1/15/31	1,300	1,131
[8]	Suzano Austria GmbH	3.125%	1/15/32	850	697
	Teck Resources Ltd.	3.900%	7/15/30	1,000	918
	Teck Resources Ltd.	6.000%	8/15/40	143	144
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	988

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vale Overseas Ltd.	8.250%	1/17/34	375	437
Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,545
Vale Overseas Ltd.	6.875%	11/10/39	1,310	1,362
Vale SA	5.625%	9/11/42	238	234
Vulcan Materials Co.	4.500%	4/1/25	250	248
Vulcan Materials Co.	3.500%	6/1/30	575	527
Vulcan Materials Co.	4.500%	6/15/47	1,050	934
Westlake Corp.	3.375%	6/15/30	900	798
Westlake Corp.	2.875%	8/15/41	350	237
Westlake Corp.	5.000%	8/15/46	575	501
Westlake Corp.	4.375%	11/15/47	435	349
Westlake Corp.	3.125%	8/15/51	500	319
Westlake Corp.	3.375%	8/15/61	400	248
WestRock MWV LLC	8.200%	1/15/30	475	554
WestRock MWV LLC	7.950%	2/15/31	275	317
WRKCo Inc.	3.000%	9/15/24	525	508
WRKCo Inc.	4.650%	3/15/26	600	594
WRKCo Inc.	3.375%	9/15/27	1,325	1,236
WRKCo Inc.	4.000%	3/15/28	800	763
WRKCo Inc.	3.900%	6/1/28	607	577
WRKCo Inc.	4.900%	3/15/29	1,325	1,303
WRKCo Inc.	4.200%	6/1/32	700	647
WRKCo Inc.	3.000%	6/15/33	1,000	820
				150,647
Real Estate (0.4%)
Agree LP	2.000%	6/15/28	500	424
Agree LP	4.800%	10/1/32	500	473
Agree LP	2.600%	6/15/33	500	393
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	331
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	194
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,314
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	484
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	379
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	527
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,247
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	572
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	468
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	174
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	426
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	307
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	215	150
American Assets Trust LP	3.375%	2/1/31	500	400
American Homes 4 Rent LP	4.900%	2/15/29	325	313
American Homes 4 Rent LP	2.375%	7/15/31	675	538
American Homes 4 Rent LP	3.375%	7/15/51	500	327
American Tower Corp.	3.375%	5/15/24	500	489
American Tower Corp.	2.950%	1/15/25	885	852
American Tower Corp.	1.600%	4/15/26	500	452
American Tower Corp.	1.450%	9/15/26	550	489
American Tower Corp.	3.375%	10/15/26	1,069	1,013
American Tower Corp.	2.750%	1/15/27	2,709	2,498
American Tower Corp.	3.125%	1/15/27	975	908
American Tower Corp.	3.650%	3/15/27	600	570
American Tower Corp.	3.550%	7/15/27	1,100	1,037
American Tower Corp.	3.600%	1/15/28	500	470
American Tower Corp.	1.500%	1/31/28	1,000	851
American Tower Corp.	3.800%	8/15/29	1,475	1,371
American Tower Corp.	2.900%	1/15/30	1,490	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.100%	6/15/30	560	456
	American Tower Corp.	1.875%	10/15/30	700	555
	American Tower Corp.	2.700%	4/15/31	500	418
	American Tower Corp.	2.300%	9/15/31	550	441
	American Tower Corp.	4.050%	3/15/32	600	549
	American Tower Corp.	3.700%	10/15/49	500	363
	American Tower Corp.	3.100%	6/15/50	560	368
	American Tower Corp.	2.950%	1/15/51	1,000	641
[8]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,022
[8]	AvalonBay Communities Inc.	3.450%	6/1/25	425	410
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	236
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	47
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	327
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	425
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	720
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,206
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	255	200
	Boston Properties LP	3.200%	1/15/25	550	511
	Boston Properties LP	2.750%	10/1/26	475	410
	Boston Properties LP	6.750%	12/1/27	2,025	2,006
	Boston Properties LP	2.900%	3/15/30	1,000	772
	Boston Properties LP	3.250%	1/30/31	600	473
	Boston Properties LP	2.550%	4/1/32	500	356
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,493
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,260
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	455
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	378
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	278
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,717
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	992
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,254
	Camden Property Trust	4.100%	10/15/28	250	242
	Camden Property Trust	3.150%	7/1/29	100	89
	Camden Property Trust	3.350%	11/1/49	800	590
	CBRE Services Inc.	4.875%	3/1/26	625	616
	CBRE Services Inc.	2.500%	4/1/31	500	396
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,374
	Crown Castle Inc.	3.200%	9/1/24	525	510
	Crown Castle Inc.	1.350%	7/15/25	522	481
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,388
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,132
	Crown Castle Inc.	1.050%	7/15/26	500	441
	Crown Castle Inc.	4.000%	3/1/27	500	484
	Crown Castle Inc.	2.900%	3/15/27	700	649
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,128
	Crown Castle Inc.	3.800%	2/15/28	525	499
	Crown Castle Inc.	3.100%	11/15/29	400	355
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,172
	Crown Castle Inc.	2.250%	1/15/31	1,250	1,036
	Crown Castle Inc.	2.100%	4/1/31	500	408
	Crown Castle Inc.	2.500%	7/15/31	600	503
	Crown Castle Inc.	2.900%	4/1/41	1,300	927
	Crown Castle Inc.	4.750%	5/15/47	300	262
	Crown Castle Inc.	5.200%	2/15/49	430	398
	Crown Castle Inc.	4.150%	7/1/50	700	560
	Crown Castle Inc.	3.250%	1/15/51	1,200	827
	CubeSmart LP	4.000%	11/15/25	160	154
	CubeSmart LP	3.125%	9/1/26	425	402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CubeSmart LP	2.250%	12/15/28	500	430
CubeSmart LP	4.375%	2/15/29	150	144
CubeSmart LP	3.000%	2/15/30	500	432
CubeSmart LP	2.000%	2/15/31	300	236
CubeSmart LP	2.500%	2/15/32	500	402
Digital Realty Trust LP	5.550%	1/15/28	500	499
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,271
Digital Realty Trust LP	3.600%	7/1/29	1,100	985
EPR Properties	4.500%	6/1/27	564	487
EPR Properties	3.750%	8/15/29	686	531
EPR Properties	3.600%	11/15/31	545	404
Equinix Inc.	2.625%	11/18/24	2,900	2,794
Equinix Inc.	1.250%	7/15/25	500	459
Equinix Inc.	1.000%	9/15/25	500	453
Equinix Inc.	1.450%	5/15/26	420	378
Equinix Inc.	2.900%	11/18/26	1,250	1,162
Equinix Inc.	1.800%	7/15/27	1,150	1,001
Equinix Inc.	1.550%	3/15/28	116	99
Equinix Inc.	2.000%	5/15/28	250	214
Equinix Inc.	3.200%	11/18/29	1,000	893
Equinix Inc.	2.150%	7/15/30	825	674
Equinix Inc.	3.000%	7/15/50	400	263
Equinix Inc.	2.950%	9/15/51	400	256
Equinix Inc.	3.400%	2/15/52	725	509
ERP Operating LP	3.375%	6/1/25	350	338
ERP Operating LP	2.850%	11/1/26	1,300	1,214
ERP Operating LP	3.500%	3/1/28	500	470
ERP Operating LP	4.150%	12/1/28	300	289
ERP Operating LP	3.000%	7/1/29	250	222
ERP Operating LP	2.500%	2/15/30	300	258
ERP Operating LP	1.850%	8/1/31	600	480
ERP Operating LP	4.500%	7/1/44	550	481
ERP Operating LP	4.500%	6/1/45	350	301
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.875%	5/1/24	275	271
Essex Portfolio LP	3.500%	4/1/25	200	193
Essex Portfolio LP	3.375%	4/15/26	963	919
Essex Portfolio LP	4.000%	3/1/29	280	264
Essex Portfolio LP	3.000%	1/15/30	405	356
Essex Portfolio LP	1.650%	1/15/31	877	678
Essex Portfolio LP	2.650%	3/15/32	455	371
Essex Portfolio LP	4.500%	3/15/48	1,000	828
Extra Space Storage LP	5.700%	4/1/28	300	302
Extra Space Storage LP	3.900%	4/1/29	500	461
Extra Space Storage LP	2.550%	6/1/31	500	406
Extra Space Storage LP	2.350%	3/15/32	500	393
Federal Realty Investment Trust	2.750%	6/1/23	325	323
Federal Realty Investment Trust	3.250%	7/15/27	225	208
Federal Realty Investment Trust	3.200%	6/15/29	75	67
Federal Realty Investment Trust	4.500%	12/1/44	825	671
GLP Capital LP	3.350%	9/1/24	300	286
GLP Capital LP	5.250%	6/1/25	625	612
GLP Capital LP	5.375%	4/15/26	1,100	1,069
GLP Capital LP	5.750%	6/1/28	100	98
GLP Capital LP	5.300%	1/15/29	825	785
GLP Capital LP	4.000%	1/15/30	570	506
GLP Capital LP	4.000%	1/15/31	800	696
Healthcare Realty Holdings LP	3.500%	8/1/26	877	817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	375
	Healthcare Realty Holdings LP	3.625%	1/15/28	300	273
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	343
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	389
	Healthpeak OP LLC	3.400%	2/1/25	213	206
	Healthpeak OP LLC	3.250%	7/15/26	150	143
	Healthpeak OP LLC	3.500%	7/15/29	500	457
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,754
	Healthpeak OP LLC	2.875%	1/15/31	100	86
	Healthpeak OP LLC	6.750%	2/1/41	175	185
	Highwoods Realty LP	4.125%	3/15/28	850	738
	Highwoods Realty LP	3.050%	2/15/30	500	395
[8]	Host Hotels & Resorts LP	4.000%	6/15/25	728	700
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	339
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,028
[8]	Host Hotels & Resorts LP	2.900%	12/15/31	394	308
	Hudson Pacific Properties LP	3.950%	11/1/27	250	172
	Hudson Pacific Properties LP	5.950%	2/15/28	500	381
	Hudson Pacific Properties LP	4.650%	4/1/29	200	139
	Hudson Pacific Properties LP	3.250%	1/15/30	240	154
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	565
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	518
	Kilroy Realty LP	3.450%	12/15/24	850	765
	Kilroy Realty LP	4.750%	12/15/28	350	297
	Kilroy Realty LP	2.500%	11/15/32	500	315
	Kilroy Realty LP	2.650%	11/15/33	1,500	932
	Kimco Realty OP LLC	4.450%	1/15/24	75	74
	Kimco Realty OP LLC	3.300%	2/1/25	500	481
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,191
	Kimco Realty OP LLC	2.700%	10/1/30	250	208
	Kimco Realty OP LLC	2.250%	12/1/31	500	391
	Kimco Realty OP LLC	3.200%	4/1/32	500	421
	Kimco Realty OP LLC	4.600%	2/1/33	575	539
	Kimco Realty OP LLC	4.250%	4/1/45	425	333
	Kimco Realty OP LLC	4.450%	9/1/47	250	200
	Kite Realty Group LP	4.000%	10/1/26	725	665
	Life Storage LP	3.500%	7/1/26	475	451
	Life Storage LP	3.875%	12/15/27	100	95
	Life Storage LP	4.000%	6/15/29	125	115
	Life Storage LP	2.200%	10/15/30	500	410
	Life Storage LP	2.400%	10/15/31	950	766
	LXP Industrial Trust	2.700%	9/15/30	500	408
	Mid-America Apartments LP	3.750%	6/15/24	325	320
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,365
	Mid-America Apartments LP	2.750%	3/15/30	295	258
	Mid-America Apartments LP	1.700%	2/15/31	900	714
	Mid-America Apartments LP	2.875%	9/15/51	500	326
	National Health Investors Inc.	3.000%	2/1/31	1,000	764
	National Retail Properties Inc.	3.900%	6/15/24	275	270
	National Retail Properties Inc.	4.000%	11/15/25	450	436
	National Retail Properties Inc.	3.600%	12/15/26	449	425
	National Retail Properties Inc.	3.500%	10/15/27	550	517
	National Retail Properties Inc.	4.300%	10/15/28	300	283
	National Retail Properties Inc.	2.500%	4/15/30	325	271
	National Retail Properties Inc.	4.800%	10/15/48	250	212
	National Retail Properties Inc.	3.100%	4/15/50	500	318

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	3.500%	4/15/51	500	344
National Retail Properties Inc.	3.000%	4/15/52	500	313
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	271
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	272
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	466
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	278
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,679
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	597
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	373
Physicians Realty LP	4.300%	3/15/27	744	718
Physicians Realty LP	3.950%	1/15/28	300	281
Physicians Realty LP	2.625%	11/1/31	437	348
Piedmont Operating Partnership LP	3.400%	6/1/23	300	297
Piedmont Operating Partnership LP	4.450%	3/15/24	275	260
Piedmont Operating Partnership LP	3.150%	8/15/30	250	185
Piedmont Operating Partnership LP	2.750%	4/1/32	262	181
Prologis LP	3.250%	6/30/26	1,075	1,035
Prologis LP	3.250%	10/1/26	583	564
Prologis LP	2.125%	4/15/27	1,211	1,104
Prologis LP	3.375%	12/15/27	250	238
Prologis LP	3.875%	9/15/28	300	290
Prologis LP	4.000%	9/15/28	500	487
Prologis LP	4.375%	2/1/29	50	49
Prologis LP	2.875%	11/15/29	250	223
Prologis LP	2.250%	4/15/30	400	340
Prologis LP	1.750%	7/1/30	750	609
Prologis LP	1.250%	10/15/30	1,214	951
Prologis LP	1.625%	3/15/31	1,000	796
Prologis LP	4.750%	6/15/33	200	199
Prologis LP	4.375%	9/15/48	300	263
Prologis LP	3.050%	3/1/50	175	121
Prologis LP	3.000%	4/15/50	510	352
Prologis LP	2.125%	10/15/50	500	283
Prologis LP	5.250%	6/15/53	400	399
Public Storage	1.500%	11/9/26	575	519
Public Storage	3.094%	9/15/27	300	283
Public Storage	1.850%	5/1/28	600	526
Public Storage	1.950%	11/9/28	575	502
Public Storage	3.385%	5/1/29	420	391
Public Storage	2.300%	5/1/31	1,000	839
Public Storage	2.250%	11/9/31	575	477
Realty Income Corp.	3.875%	7/15/24	250	245
Realty Income Corp.	3.875%	4/15/25	200	195
Realty Income Corp.	4.625%	11/1/25	738	729
Realty Income Corp.	4.875%	6/1/26	350	348
Realty Income Corp.	4.125%	10/15/26	775	750
Realty Income Corp.	3.000%	1/15/27	525	491
Realty Income Corp.	3.950%	8/15/27	475	458
Realty Income Corp.	3.400%	1/15/28	1,000	939
Realty Income Corp.	3.650%	1/15/28	1,290	1,215
Realty Income Corp.	2.200%	6/15/28	500	441
Realty Income Corp.	3.250%	6/15/29	575	525
Realty Income Corp.	3.100%	12/15/29	500	447
Realty Income Corp.	3.250%	1/15/31	831	732
Realty Income Corp.	2.850%	12/15/32	500	413
Realty Income Corp.	1.800%	3/15/33	500	371
Realty Income Corp.	4.650%	3/15/47	820	751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	3.600%	2/1/27	340	323
	Regency Centers LP	4.125%	3/15/28	250	237
	Regency Centers LP	2.950%	9/15/29	400	346
	Regency Centers LP	4.400%	2/1/47	400	328
	Rexford Industrial Realty LP	5.000%	6/15/28	300	296
	Rexford Industrial Realty LP	2.150%	9/1/31	650	513
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,248
	Safehold Operating Partnership LP	2.850%	1/15/32	650	504
	Simon Property Group LP	2.000%	9/13/24	595	569
	Simon Property Group LP	3.500%	9/1/25	700	676
	Simon Property Group LP	3.300%	1/15/26	195	187
	Simon Property Group LP	3.250%	11/30/26	300	284
	Simon Property Group LP	1.375%	1/15/27	500	440
	Simon Property Group LP	3.375%	6/15/27	820	770
	Simon Property Group LP	3.375%	12/1/27	1,000	933
	Simon Property Group LP	1.750%	2/1/28	500	431
	Simon Property Group LP	2.450%	9/13/29	1,595	1,366
	Simon Property Group LP	2.650%	7/15/30	500	421
	Simon Property Group LP	2.200%	2/1/31	600	483
	Simon Property Group LP	2.250%	1/15/32	500	391
	Simon Property Group LP	2.650%	2/1/32	700	567
	Simon Property Group LP	6.750%	2/1/40	500	556
	Simon Property Group LP	4.750%	3/15/42	350	309
	Simon Property Group LP	4.250%	11/30/46	425	351
	Simon Property Group LP	3.250%	9/13/49	700	474
	Simon Property Group LP	3.800%	7/15/50	1,500	1,113
	SITE Centers Corp.	3.625%	2/1/25	463	438
	SITE Centers Corp.	4.250%	2/1/26	250	234
	SITE Centers Corp.	4.700%	6/1/27	1,000	926
	Spirit Realty LP	3.200%	1/15/27	315	287
	Spirit Realty LP	2.100%	3/15/28	1,200	1,009
	Spirit Realty LP	4.000%	7/15/29	245	221
	Spirit Realty LP	3.400%	1/15/30	520	446
	STORE Capital Corp.	4.500%	3/15/28	225	202
	STORE Capital Corp.	4.625%	3/15/29	300	267
	Sun Communities Operating LP	2.300%	11/1/28	725	618
	Sun Communities Operating LP	2.700%	7/15/31	500	405
	Sun Communities Operating LP	4.200%	4/15/32	500	446
	Sun Communities Operating LP	5.700%	1/15/33	500	500
	Tanger Properties LP	3.125%	9/1/26	723	655
	Tanger Properties LP	3.875%	7/15/27	250	224
[8]	UDR Inc.	2.950%	9/1/26	600	561
[8]	UDR Inc.	3.500%	7/1/27	150	142
[8]	UDR Inc.	3.500%	1/15/28	50	47
[8]	UDR Inc.	3.200%	1/15/30	240	215
[8]	UDR Inc.	2.100%	8/1/32	1,175	904
[8]	UDR Inc.	1.900%	3/15/33	1,000	748
	UDR Inc.	3.100%	11/1/34	265	216
	Ventas Realty LP	3.500%	4/15/24	325	318
	Ventas Realty LP	3.750%	5/1/24	200	196
	Ventas Realty LP	2.650%	1/15/25	456	434
	Ventas Realty LP	3.500%	2/1/25	59	57
	Ventas Realty LP	3.850%	4/1/27	275	261
	Ventas Realty LP	3.000%	1/15/30	325	281
	Ventas Realty LP	5.700%	9/30/43	325	314
	Ventas Realty LP	4.875%	4/15/49	650	564
	VICI Properties LP	4.750%	2/15/28	900	861
	VICI Properties LP	4.950%	2/15/30	900	851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VICI Properties LP	5.125%	5/15/32	900	851
	VICI Properties LP	5.625%	5/15/52	700	630
	Vornado Realty LP	3.500%	1/15/25	425	384
	Vornado Realty LP	3.400%	6/1/31	500	346
	Welltower OP LLC	3.625%	3/15/24	225	221
	Welltower OP LLC	4.000%	6/1/25	1,264	1,225
	Welltower OP LLC	4.250%	4/1/26	856	839
	Welltower OP LLC	2.700%	2/15/27	1,662	1,513
	Welltower OP LLC	4.250%	4/15/28	750	717
	Welltower OP LLC	4.125%	3/15/29	500	466
	Welltower OP LLC	3.100%	1/15/30	1,250	1,090
	Welltower OP LLC	2.750%	1/15/31	500	415
	Welltower OP LLC	2.800%	6/1/31	700	582
	Welltower OP LLC	2.750%	1/15/32	525	430
	Welltower OP LLC	3.850%	6/15/32	500	442
	Welltower OP LLC	6.500%	3/15/41	200	209
	Welltower OP LLC	4.950%	9/1/48	400	344
	Weyerhaeuser Co.	4.000%	11/15/29	750	707
	Weyerhaeuser Co.	4.000%	4/15/30	800	749
	Weyerhaeuser Co.	7.375%	3/15/32	219	251
	Weyerhaeuser Co.	3.375%	3/9/33	200	175
	Weyerhaeuser Co.	4.000%	3/9/52	500	408
	WP Carey Inc.	4.600%	4/1/24	550	538
	WP Carey Inc.	4.000%	2/1/25	200	195
	WP Carey Inc.	4.250%	10/1/26	300	293
	WP Carey Inc.	3.850%	7/15/29	200	185
	WP Carey Inc.	2.250%	4/1/33	1,000	763
					187,027
Technology (1.0%)
	Adobe Inc.	1.900%	2/1/25	100	96
	Adobe Inc.	3.250%	2/1/25	800	784
	Adobe Inc.	2.150%	2/1/27	500	465
	Adobe Inc.	2.300%	2/1/30	1,100	976
	Amdocs Ltd.	2.538%	6/15/30	600	505
	Analog Devices Inc.	2.950%	4/1/25	300	290
	Analog Devices Inc.	3.500%	12/5/26	500	485
[12]	Analog Devices Inc.	3.450%	6/15/27	250	240
	Analog Devices Inc.	1.700%	10/1/28	800	695
	Analog Devices Inc.	2.100%	10/1/31	900	758
	Analog Devices Inc.	2.800%	10/1/41	950	726
	Analog Devices Inc.	2.950%	10/1/51	950	696
	Apple Inc.	2.850%	5/11/24	2,500	2,458
	Apple Inc.	1.800%	9/11/24	500	482
	Apple Inc.	2.750%	1/13/25	1,200	1,169
	Apple Inc.	1.125%	5/11/25	6,450	6,052
	Apple Inc.	0.550%	8/20/25	1,000	922
	Apple Inc.	0.700%	2/8/26	2,200	2,002
	Apple Inc.	3.250%	2/23/26	3,805	3,723
	Apple Inc.	2.450%	8/4/26	500	476
	Apple Inc.	2.050%	9/11/26	3,000	2,805
	Apple Inc.	3.350%	2/9/27	200	195
	Apple Inc.	3.200%	5/11/27	2,700	2,631
	Apple Inc.	2.900%	9/12/27	2,331	2,231
	Apple Inc.	3.000%	11/13/27	1,025	984
	Apple Inc.	1.200%	2/8/28	2,200	1,934
	Apple Inc.	1.400%	8/5/28	2,000	1,753
	Apple Inc.	2.200%	9/11/29	4,475	4,004
	Apple Inc.	1.650%	5/11/30	2,000	1,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.250%	8/20/30	2,000	1,638
	Apple Inc.	1.650%	2/8/31	2,500	2,089
	Apple Inc.	1.700%	8/5/31	900	748
	Apple Inc.	4.500%	2/23/36	825	852
	Apple Inc.	2.375%	2/8/41	1,300	974
	Apple Inc.	3.850%	5/4/43	2,825	2,573
	Apple Inc.	4.450%	5/6/44	625	625
	Apple Inc.	3.450%	2/9/45	2,344	2,013
	Apple Inc.	4.375%	5/13/45	1,775	1,722
	Apple Inc.	4.650%	2/23/46	3,720	3,732
	Apple Inc.	3.850%	8/4/46	2,350	2,096
	Apple Inc.	3.750%	9/12/47	842	736
	Apple Inc.	3.750%	11/13/47	1,000	875
	Apple Inc.	2.950%	9/11/49	1,600	1,209
	Apple Inc.	2.650%	5/11/50	1,855	1,311
	Apple Inc.	2.400%	8/20/50	1,732	1,158
	Apple Inc.	2.650%	2/8/51	2,700	1,893
	Apple Inc.	2.700%	8/5/51	1,600	1,127
	Apple Inc.	3.950%	8/8/52	1,500	1,345
	Apple Inc.	2.550%	8/20/60	1,500	994
	Apple Inc.	2.800%	2/8/61	1,600	1,090
	Apple Inc.	2.850%	8/5/61	1,300	896
	Applied Materials Inc.	3.900%	10/1/25	756	746
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,029
	Applied Materials Inc.	1.750%	6/1/30	350	294
	Applied Materials Inc.	5.100%	10/1/35	400	417
	Applied Materials Inc.	5.850%	6/15/41	250	277
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,147
	Applied Materials Inc.	2.750%	6/1/50	550	394
	Arrow Electronics Inc.	3.250%	9/8/24	509	495
	Arrow Electronics Inc.	4.000%	4/1/25	300	291
	Arrow Electronics Inc.	3.875%	1/12/28	250	238
	Arrow Electronics Inc.	2.950%	2/15/32	400	335
	Autodesk Inc.	4.375%	6/15/25	250	247
	Autodesk Inc.	3.500%	6/15/27	375	360
	Autodesk Inc.	2.850%	1/15/30	360	318
	Autodesk Inc.	2.400%	12/15/31	900	749
	Automatic Data Processing Inc.	3.375%	9/15/25	825	809
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	893
	Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,066
	Avnet Inc.	4.625%	4/15/26	450	443
	Avnet Inc.	3.000%	5/15/31	200	161
	Block Financial LLC	5.250%	10/1/25	350	348
	Block Financial LLC	2.500%	7/15/28	400	345
	Block Financial LLC	3.875%	8/15/30	600	519
	Broadcom Corp.	3.875%	1/15/27	3,150	3,046
	Broadcom Corp.	3.500%	1/15/28	800	750
	Broadcom Inc.	2.250%	11/15/23	700	683
	Broadcom Inc.	3.150%	11/15/25	1,233	1,182
	Broadcom Inc.	3.459%	9/15/26	1,588	1,518
[12]	Broadcom Inc.	1.950%	2/15/28	600	521
	Broadcom Inc.	4.110%	9/15/28	1,865	1,784
[12]	Broadcom Inc.	4.000%	4/15/29	500	468
	Broadcom Inc.	4.750%	4/15/29	1,500	1,479
	Broadcom Inc.	5.000%	4/15/30	850	845
	Broadcom Inc.	4.150%	11/15/30	2,000	1,854
[12]	Broadcom Inc.	2.450%	2/15/31	2,200	1,801
	Broadcom Inc.	4.300%	11/15/32	1,500	1,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,176
[12]	Broadcom Inc.	3.419%	4/15/33	2,692	2,252
[12]	Broadcom Inc.	3.469%	4/15/34	2,902	2,385
[12]	Broadcom Inc.	3.137%	11/15/35	1,360	1,048
[12]	Broadcom Inc.	3.187%	11/15/36	2,800	2,122
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,586
[12]	Broadcom Inc.	3.500%	2/15/41	2,100	1,583
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,108
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	306
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	328
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	755
	Cadence Design Systems Inc.	4.375%	10/15/24	279	276
	CDW LLC	4.125%	5/1/25	300	293
	CDW LLC	4.250%	4/1/28	347	324
	CDW LLC	3.250%	2/15/29	487	428
	CGI Inc.	1.450%	9/14/26	625	561
	CGI Inc.	2.300%	9/14/31	400	317
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,335
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,501
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,275
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,580
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,393
	Corning Inc.	4.700%	3/15/37	750	726
	Corning Inc.	5.750%	8/15/40	665	696
	Corning Inc.	4.750%	3/15/42	300	281
	Corning Inc.	4.375%	11/15/57	775	659
	Corning Inc.	5.850%	11/15/68	400	398
	Corning Inc.	5.450%	11/15/79	700	644
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	404
	Dell International LLC	4.000%	7/15/24	1,625	1,602
	Dell International LLC	5.850%	7/15/25	700	712
	Dell International LLC	6.020%	6/15/26	4,500	4,619
	Dell International LLC	4.900%	10/1/26	1,000	995
	Dell International LLC	6.100%	7/15/27	800	840
	Dell International LLC	5.250%	2/1/28	885	893
	Dell International LLC	5.300%	10/1/29	1,650	1,660
	Dell International LLC	6.200%	7/15/30	1,675	1,761
	Dell International LLC	5.750%	2/1/33	900	899
	Dell International LLC	8.100%	7/15/36	972	1,130
[12]	Dell International LLC	3.375%	12/15/41	1,000	700
	Dell International LLC	8.350%	7/15/46	571	695
[12]	Dell International LLC	3.450%	12/15/51	1,200	782
	DXC Technology Co.	1.800%	9/15/26	700	612
	DXC Technology Co.	2.375%	9/15/28	2,600	2,206
	Equifax Inc.	2.600%	12/1/24	200	191
	Equifax Inc.	2.600%	12/15/25	375	350
	Equifax Inc.	3.100%	5/15/30	445	388
	Equifax Inc.	2.350%	9/15/31	900	724
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	982
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	598
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	232
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	561
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	489

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	2.750%	7/1/24	1,400	1,359
Fiserv Inc.	3.850%	6/1/25	767	751
Fiserv Inc.	3.200%	7/1/26	2,100	1,993
Fiserv Inc.	2.250%	6/1/27	1,550	1,404
Fiserv Inc.	4.200%	10/1/28	800	775
Fiserv Inc.	3.500%	7/1/29	2,505	2,325
Fiserv Inc.	2.650%	6/1/30	1,900	1,634
Fiserv Inc.	4.400%	7/1/49	1,650	1,403
Flex Ltd.	4.750%	6/15/25	25	25
Flex Ltd.	4.875%	6/15/29	514	498
Fortinet Inc.	1.000%	3/15/26	500	449
Fortinet Inc.	2.200%	3/15/31	500	415
Global Payments Inc.	1.500%	11/15/24	500	471
Global Payments Inc.	2.650%	2/15/25	1,425	1,356
Global Payments Inc.	1.200%	3/1/26	1,000	890
Global Payments Inc.	4.800%	4/1/26	600	588
Global Payments Inc.	2.150%	1/15/27	700	620
Global Payments Inc.	4.950%	8/15/27	250	247
Global Payments Inc.	4.450%	6/1/28	300	285
Global Payments Inc.	3.200%	8/15/29	3,100	2,731
Global Payments Inc.	2.900%	5/15/30	500	424
Global Payments Inc.	2.900%	11/15/31	800	656
Global Payments Inc.	5.400%	8/15/32	650	637
Global Payments Inc.	4.150%	8/15/49	1,200	897
Global Payments Inc.	5.950%	8/15/52	430	411
GXO Logistics Inc.	2.650%	7/15/31	500	390
Harman International Industries Inc.	4.150%	5/15/25	351	345
Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	1,924
Hewlett Packard Enterprise Co.	5.900%	10/1/24	250	253
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,596
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	405
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,019
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,420
HP Inc.	2.200%	6/17/25	1,925	1,816
HP Inc.	1.450%	6/17/26	900	810
HP Inc.	3.000%	6/17/27	2,500	2,329
HP Inc.	4.750%	1/15/28	675	667
HP Inc.	4.000%	4/15/29	800	759
HP Inc.	3.400%	6/17/30	800	709
HP Inc.	2.650%	6/17/31	900	735
HP Inc.	4.200%	4/15/32	800	720
HP Inc.	5.500%	1/15/33	500	495
HP Inc.	6.000%	9/15/41	1,110	1,137
Hubbell Inc.	3.350%	3/1/26	300	290
Hubbell Inc.	3.150%	8/15/27	275	260
Hubbell Inc.	3.500%	2/15/28	400	378
Intel Corp.	2.875%	5/11/24	2,675	2,630
Intel Corp.	3.400%	3/25/25	1,050	1,032
Intel Corp.	3.700%	7/29/25	2,005	1,976
Intel Corp.	2.600%	5/19/26	1,140	1,083
Intel Corp.	3.750%	3/25/27	1,750	1,718
Intel Corp.	3.750%	8/5/27	400	391
Intel Corp.	4.875%	2/10/28	1,500	1,524
Intel Corp.	1.600%	8/12/28	900	786
Intel Corp.	2.450%	11/15/29	1,400	1,233
Intel Corp.	5.125%	2/10/30	1,000	1,018
Intel Corp.	3.900%	3/25/30	1,240	1,182
Intel Corp.	2.000%	8/12/31	1,000	823

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	4.150%	8/5/32	875	844
Intel Corp.	4.000%	12/15/32	1,125	1,073
Intel Corp.	5.200%	2/10/33	1,660	1,688
Intel Corp.	4.600%	3/25/40	1,000	939
Intel Corp.	2.800%	8/12/41	700	509
Intel Corp.	4.800%	10/1/41	1,065	1,024
Intel Corp.	4.100%	5/19/46	1,350	1,150
Intel Corp.	4.100%	5/11/47	800	677
Intel Corp.	3.734%	12/8/47	2,200	1,747
Intel Corp.	3.250%	11/15/49	600	427
Intel Corp.	4.750%	3/25/50	2,185	2,000
Intel Corp.	3.050%	8/12/51	1,000	683
Intel Corp.	4.900%	8/5/52	1,100	1,024
Intel Corp.	5.700%	2/10/53	3,834	3,906
Intel Corp.	3.100%	2/15/60	700	460
Intel Corp.	3.200%	8/12/61	700	463
Intel Corp.	5.050%	8/5/62	1,720	1,593
Intel Corp.	5.900%	2/10/63	985	1,013
International Business Machines Corp.	3.000%	5/15/24	2,500	2,454
International Business Machines Corp.	4.500%	2/6/26	850	848
International Business Machines Corp.	3.450%	2/19/26	900	874
International Business Machines Corp.	3.300%	5/15/26	2,365	2,280
International Business Machines Corp.	1.700%	5/15/27	3,300	2,957
International Business Machines Corp.	4.500%	2/6/28	1,000	999
International Business Machines Corp.	3.500%	5/15/29	2,975	2,794
International Business Machines Corp.	1.950%	5/15/30	2,000	1,671
International Business Machines Corp.	4.750%	2/6/33	1,000	994
International Business Machines Corp.	4.150%	5/15/39	1,350	1,196
International Business Machines Corp.	5.600%	11/30/39	414	428
International Business Machines Corp.	2.850%	5/15/40	970	713
International Business Machines Corp.	4.000%	6/20/42	730	623
International Business Machines Corp.	4.250%	5/15/49	2,800	2,398
International Business Machines Corp.	2.950%	5/15/50	545	369
International Business Machines Corp.	3.430%	2/9/52	425	309
International Business Machines Corp.	4.900%	7/27/52	714	668
International Business Machines Corp.	5.100%	2/6/53	1,750	1,672
Intuit Inc.	0.950%	7/15/25	650	600
Intuit Inc.	1.350%	7/15/27	400	356
Intuit Inc.	1.650%	7/15/30	400	333
Jabil Inc.	3.950%	1/12/28	400	377
Jabil Inc.	3.600%	1/15/30	500	452
Jabil Inc.	3.000%	1/15/31	450	379
Juniper Networks Inc.	1.200%	12/10/25	500	453
Juniper Networks Inc.	3.750%	8/15/29	500	465
Juniper Networks Inc.	2.000%	12/10/30	500	398
Juniper Networks Inc.	5.950%	3/15/41	150	152
KLA Corp.	4.650%	11/1/24	240	239
KLA Corp.	4.100%	3/15/29	300	295
KLA Corp.	4.650%	7/15/32	900	908
KLA Corp.	5.000%	3/15/49	800	784
KLA Corp.	3.300%	3/1/50	700	535
KLA Corp.	4.950%	7/15/52	1,000	991
KLA Corp.	5.250%	7/15/62	750	759
Kyndryl Holdings Inc.	2.050%	10/15/26	300	262
Kyndryl Holdings Inc.	2.700%	10/15/28	100	84
Kyndryl Holdings Inc.	3.150%	10/15/31	600	460
Kyndryl Holdings Inc.	4.100%	10/15/41	400	268
Lam Research Corp.	3.800%	3/15/25	501	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	3.750%	3/15/26	600	590
	Lam Research Corp.	4.000%	3/15/29	600	588
	Lam Research Corp.	1.900%	6/15/30	785	661
	Lam Research Corp.	4.875%	3/15/49	500	495
	Lam Research Corp.	2.875%	6/15/50	500	352
	Lam Research Corp.	3.125%	6/15/60	400	275
	Legrand France SA	8.500%	2/15/25	300	321
	Leidos Inc.	3.625%	5/15/25	355	345
	Leidos Inc.	4.375%	5/15/30	1,200	1,130
	Leidos Inc.	2.300%	2/15/31	800	650
	Marvell Technology Inc.	2.450%	4/15/28	400	349
[8]	Marvell Technology Inc.	4.875%	6/22/28	300	295
	Marvell Technology Inc.	2.950%	4/15/31	300	251
	Microchip Technology Inc.	4.250%	9/1/25	1,000	984
	Micron Technology Inc.	4.975%	2/6/26	275	274
	Micron Technology Inc.	4.185%	2/15/27	750	725
	Micron Technology Inc.	5.327%	2/6/29	575	577
	Micron Technology Inc.	6.750%	11/1/29	415	442
	Micron Technology Inc.	4.663%	2/15/30	300	288
	Micron Technology Inc.	2.703%	4/15/32	700	560
	Micron Technology Inc.	5.875%	2/9/33	209	211
	Micron Technology Inc.	3.366%	11/1/41	500	354
	Micron Technology Inc.	3.477%	11/1/51	500	326
	Microsoft Corp.	3.125%	11/3/25	2,270	2,214
	Microsoft Corp.	2.400%	8/8/26	7,700	7,323
	Microsoft Corp.	3.300%	2/6/27	3,800	3,728
	Microsoft Corp.	3.500%	2/12/35	1,325	1,257
	Microsoft Corp.	3.450%	8/8/36	1,750	1,620
	Microsoft Corp.	4.100%	2/6/37	1,075	1,066
	Microsoft Corp.	3.700%	8/8/46	3,824	3,468
	Microsoft Corp.	2.525%	6/1/50	6,365	4,483
	Microsoft Corp.	2.921%	3/17/52	6,076	4,604
	Microsoft Corp.	2.675%	6/1/60	3,407	2,353
	Microsoft Corp.	3.041%	3/17/62	3,671	2,753
	Moody's Corp.	3.250%	1/15/28	300	283
	Moody's Corp.	2.000%	8/19/31	600	491
	Moody's Corp.	2.750%	8/19/41	600	431
	Moody's Corp.	5.250%	7/15/44	600	592
	Moody's Corp.	4.875%	12/17/48	300	281
	Moody's Corp.	3.250%	5/20/50	250	182
	Moody's Corp.	3.750%	2/25/52	500	398
	Moody's Corp.	3.100%	11/29/61	250	165
	Motorola Solutions Inc.	4.000%	9/1/24	32	31
	Motorola Solutions Inc.	4.600%	2/23/28	700	691
	Motorola Solutions Inc.	4.600%	5/23/29	500	487
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	812
	Motorola Solutions Inc.	2.750%	5/24/31	500	411
	Motorola Solutions Inc.	5.500%	9/1/44	300	286
	NetApp Inc.	3.300%	9/29/24	300	292
	NetApp Inc.	1.875%	6/22/25	500	467
	NetApp Inc.	2.375%	6/22/27	400	368
	NetApp Inc.	2.700%	6/22/30	600	515
	Nokia OYJ	6.625%	5/15/39	425	424
	NVIDIA Corp.	0.584%	6/14/24	1,000	955
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,715
	NVIDIA Corp.	1.550%	6/15/28	1,000	881
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,047
	NVIDIA Corp.	2.000%	6/15/31	1,000	840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,458
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,610
	NVIDIA Corp.	3.700%	4/1/60	350	281
	NXP BV	5.350%	3/1/26	787	790
	NXP BV	3.875%	6/18/26	300	290
	NXP BV	3.150%	5/1/27	930	862
	NXP BV	5.550%	12/1/28	375	383
	NXP BV	4.300%	6/18/29	750	719
	NXP BV	3.400%	5/1/30	1,100	989
	NXP BV	2.500%	5/11/31	900	744
	NXP BV	2.650%	2/15/32	900	737
	NXP BV	3.250%	5/11/41	900	654
	NXP BV	3.125%	2/15/42	400	285
	NXP BV	3.250%	11/30/51	400	267
	Oracle Corp.	2.950%	11/15/24	2,860	2,779
	Oracle Corp.	2.500%	4/1/25	4,156	3,976
	Oracle Corp.	2.950%	5/15/25	3,125	3,009
	Oracle Corp.	1.650%	3/25/26	2,325	2,136
	Oracle Corp.	2.650%	7/15/26	2,500	2,336
	Oracle Corp.	2.800%	4/1/27	4,450	4,136
	Oracle Corp.	2.300%	3/25/28	1,700	1,521
	Oracle Corp.	4.500%	5/6/28	209	207
	Oracle Corp.	6.150%	11/9/29	1,075	1,145
	Oracle Corp.	2.950%	4/1/30	2,950	2,604
	Oracle Corp.	4.650%	5/6/30	600	584
	Oracle Corp.	2.875%	3/25/31	3,000	2,567
	Oracle Corp.	6.250%	11/9/32	1,075	1,154
	Oracle Corp.	4.900%	2/6/33	1,300	1,273
	Oracle Corp.	4.300%	7/8/34	1,350	1,234
	Oracle Corp.	3.900%	5/15/35	1,375	1,202
	Oracle Corp.	3.850%	7/15/36	1,180	1,003
	Oracle Corp.	3.800%	11/15/37	2,484	2,066
	Oracle Corp.	6.125%	7/8/39	600	625
	Oracle Corp.	3.600%	4/1/40	3,325	2,577
	Oracle Corp.	5.375%	7/15/40	2,060	1,972
	Oracle Corp.	3.650%	3/25/41	2,050	1,588
	Oracle Corp.	4.500%	7/8/44	985	824
	Oracle Corp.	4.125%	5/15/45	825	649
	Oracle Corp.	4.000%	7/15/46	3,340	2,555
	Oracle Corp.	4.000%	11/15/47	2,475	1,889
	Oracle Corp.	3.600%	4/1/50	4,200	2,975
	Oracle Corp.	3.950%	3/25/51	3,025	2,273
	Oracle Corp.	6.900%	11/9/52	1,075	1,205
	Oracle Corp.	5.550%	2/6/53	1,900	1,808
	Oracle Corp.	4.375%	5/15/55	1,150	909
	Oracle Corp.	3.850%	4/1/60	3,000	2,093
	Oracle Corp.	4.100%	3/25/61	1,300	954
	PayPal Holdings Inc.	2.400%	10/1/24	400	387
	PayPal Holdings Inc.	1.650%	6/1/25	450	422
	PayPal Holdings Inc.	2.650%	10/1/26	900	849
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	902
	PayPal Holdings Inc.	2.300%	6/1/30	900	772
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	731
	PayPal Holdings Inc.	5.050%	6/1/52	900	866
	PayPal Holdings Inc.	5.250%	6/1/62	500	484
[12]	Qorvo Inc.	1.750%	12/15/24	450	420
	Qorvo Inc.	4.375%	10/15/29	800	738
	QUALCOMM Inc.	2.900%	5/20/24	612	601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	3.450%	5/20/25	1,165	1,143
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,112
QUALCOMM Inc.	1.300%	5/20/28	964	841
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,227
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,560
QUALCOMM Inc.	4.250%	5/20/32	300	300
QUALCOMM Inc.	5.400%	5/20/33	650	698
QUALCOMM Inc.	4.650%	5/20/35	800	809
QUALCOMM Inc.	4.800%	5/20/45	1,000	995
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,365
QUALCOMM Inc.	3.250%	5/20/50	500	388
QUALCOMM Inc.	4.500%	5/20/52	400	372
QUALCOMM Inc.	6.000%	5/20/53	650	739
Quanta Services Inc.	0.950%	10/1/24	2,000	1,865
Quanta Services Inc.	2.900%	10/1/30	800	683
RELX Capital Inc.	4.000%	3/18/29	800	771
RELX Capital Inc.	3.000%	5/22/30	500	445
RELX Capital Inc.	4.750%	5/20/32	500	495
Roper Technologies Inc.	2.350%	9/15/24	500	481
Roper Technologies Inc.	1.000%	9/15/25	500	457
Roper Technologies Inc.	3.850%	12/15/25	250	245
Roper Technologies Inc.	3.800%	12/15/26	600	581
Roper Technologies Inc.	1.400%	9/15/27	2,000	1,735
Roper Technologies Inc.	4.200%	9/15/28	650	640
Roper Technologies Inc.	2.950%	9/15/29	475	426
Roper Technologies Inc.	2.000%	6/30/30	525	433
Roper Technologies Inc.	1.750%	2/15/31	2,000	1,598
S&P Global Inc.	2.950%	1/22/27	400	384
S&P Global Inc.	2.450%	3/1/27	1,000	940
S&P Global Inc.	4.750%	8/1/28	800	811
S&P Global Inc.	2.700%	3/1/29	1,000	910
S&P Global Inc.	4.250%	5/1/29	900	888
S&P Global Inc.	2.500%	12/1/29	375	333
S&P Global Inc.	1.250%	8/15/30	500	402
S&P Global Inc.	2.900%	3/1/32	1,200	1,070
S&P Global Inc.	3.250%	12/1/49	1,050	795
S&P Global Inc.	3.700%	3/1/52	900	739
S&P Global Inc.	2.300%	8/15/60	1,000	579
S&P Global Inc.	3.900%	3/1/62	250	208
Salesforce Inc.	3.700%	4/11/28	1,275	1,252
Salesforce Inc.	1.500%	7/15/28	965	852
Salesforce Inc.	1.950%	7/15/31	600	502
Salesforce Inc.	2.700%	7/15/41	1,200	900
Salesforce Inc.	2.900%	7/15/51	2,300	1,633
Salesforce Inc.	3.050%	7/15/61	1,200	823
ServiceNow Inc.	1.400%	9/1/30	1,200	967
Skyworks Solutions Inc.	1.800%	6/1/26	500	451
Skyworks Solutions Inc.	3.000%	6/1/31	500	417
TD SYNNEX Corp.	1.750%	8/9/26	500	436
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,072
Teledyne FLIR LLC	2.500%	8/1/30	500	421
Texas Instruments Inc.	2.625%	5/15/24	225	220
Texas Instruments Inc.	4.700%	11/18/24	500	503
Texas Instruments Inc.	1.375%	3/12/25	1,900	1,794
Texas Instruments Inc.	1.125%	9/15/26	500	452
Texas Instruments Inc.	2.900%	11/3/27	400	380
Texas Instruments Inc.	4.600%	2/15/28	500	511
Texas Instruments Inc.	2.250%	9/4/29	1,100	982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	1.750%	5/4/30	560	475
	Texas Instruments Inc.	1.900%	9/15/31	450	377
	Texas Instruments Inc.	3.875%	3/15/39	600	547
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,139
	Texas Instruments Inc.	2.700%	9/15/51	400	287
	Texas Instruments Inc.	5.000%	3/14/53	800	833
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,044
	TSMC Arizona Corp.	3.875%	4/22/27	575	564
	TSMC Arizona Corp.	4.125%	4/22/29	500	491
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	858
	TSMC Arizona Corp.	4.250%	4/22/32	450	442
	TSMC Arizona Corp.	3.125%	10/25/41	875	705
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	819
	TSMC Arizona Corp.	4.500%	4/22/52	900	874
	Verisk Analytics Inc.	4.000%	6/15/25	125	122
	Verisk Analytics Inc.	4.125%	3/15/29	900	863
	Verisk Analytics Inc.	5.500%	6/15/45	600	586
	Verisk Analytics Inc.	3.625%	5/15/50	600	437
	VMware Inc.	4.500%	5/15/25	2,086	2,061
	VMware Inc.	1.400%	8/15/26	1,400	1,238
	VMware Inc.	4.650%	5/15/27	1,200	1,184
	VMware Inc.	3.900%	8/21/27	1,050	1,005
	VMware Inc.	1.800%	8/15/28	700	591
	VMware Inc.	4.700%	5/15/30	1,610	1,561
	VMware Inc.	2.200%	8/15/31	1,400	1,106
	Western Digital Corp.	4.750%	2/15/26	2,000	1,926
	Western Digital Corp.	2.850%	2/1/29	500	407
	Workday Inc.	3.500%	4/1/27	1,100	1,053
	Workday Inc.	3.700%	4/1/29	800	749
	Workday Inc.	3.800%	4/1/32	1,200	1,099
	Xilinx Inc.	2.950%	6/1/24	1,000	978
	Xilinx Inc.	2.375%	6/1/30	550	479
					478,165
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	385
	AEP Texas Inc.	3.800%	10/1/47	250	194
[8]	AEP Texas Inc.	3.450%	1/15/50	2,379	1,751
	AEP Transmission Co. LLC	3.100%	12/1/26	200	190
	AEP Transmission Co. LLC	4.000%	12/1/46	325	277
	AEP Transmission Co. LLC	3.750%	12/1/47	450	371
	AEP Transmission Co. LLC	4.250%	9/15/48	325	285
	AEP Transmission Co. LLC	3.800%	6/15/49	270	223
	AEP Transmission Co. LLC	3.150%	9/15/49	70	51
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	238
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	500	331
[8]	AEP Transmission Co. LLC	4.500%	6/15/52	500	457
	AEP Transmission Co. LLC	5.400%	3/15/53	500	521
	AES Corp.	1.375%	1/15/26	2,900	2,606
	AES Corp.	2.450%	1/15/31	800	652
	Alabama Power Co.	3.750%	9/1/27	500	487
[8]	Alabama Power Co.	1.450%	9/15/30	500	402
	Alabama Power Co.	3.050%	3/15/32	600	529
	Alabama Power Co.	3.940%	9/1/32	500	469
	Alabama Power Co.	6.000%	3/1/39	100	107
	Alabama Power Co.	3.850%	12/1/42	125	105
	Alabama Power Co.	4.150%	8/15/44	300	257
	Alabama Power Co.	3.750%	3/1/45	570	459
	Alabama Power Co.	4.300%	1/2/46	300	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Alabama Power Co.	3.700%	12/1/47	325	258
	Alabama Power Co.	3.450%	10/1/49	3,750	2,812
	Alabama Power Co.	3.125%	7/15/51	1,800	1,273
	Alabama Power Co.	3.000%	3/15/52	575	396
	Ameren Corp.	2.500%	9/15/24	1,250	1,200
	Ameren Corp.	3.650%	2/15/26	440	424
	Ameren Corp.	1.950%	3/15/27	500	448
	Ameren Corp.	1.750%	3/15/28	500	435
	Ameren Corp.	3.500%	1/15/31	680	617
	Ameren Illinois Co.	3.250%	3/1/25	275	267
	Ameren Illinois Co.	3.800%	5/15/28	350	341
	Ameren Illinois Co.	1.550%	11/15/30	500	403
	Ameren Illinois Co.	3.850%	9/1/32	190	180
	Ameren Illinois Co.	4.150%	3/15/46	475	409
	Ameren Illinois Co.	3.700%	12/1/47	350	288
	Ameren Illinois Co.	3.250%	3/15/50	240	179
	Ameren Illinois Co.	2.900%	6/15/51	500	343
	Ameren Illinois Co.	5.900%	12/1/52	500	559
[8]	American Electric Power Co. Inc.	1.000%	11/1/25	500	454
	American Electric Power Co. Inc.	5.750%	11/1/27	500	520
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	488
	American Electric Power Co. Inc.	5.950%	11/1/32	500	532
	American Electric Power Co. Inc.	5.625%	3/1/33	650	674
	American Electric Power Co. Inc.	3.250%	3/1/50	500	348
	American Electric Power Co. Inc.	3.875%	2/15/62	750	589
	American Water Capital Corp.	3.400%	3/1/25	450	439
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,153
	American Water Capital Corp.	3.450%	6/1/29	2,000	1,879
	American Water Capital Corp.	2.800%	5/1/30	200	178
	American Water Capital Corp.	2.300%	6/1/31	300	254
	American Water Capital Corp.	4.450%	6/1/32	700	689
	American Water Capital Corp.	6.593%	10/15/37	700	793
	American Water Capital Corp.	4.300%	12/1/42	125	111
	American Water Capital Corp.	4.300%	9/1/45	500	435
	American Water Capital Corp.	4.000%	12/1/46	500	410
	American Water Capital Corp.	3.750%	9/1/47	475	383
	American Water Capital Corp.	4.200%	9/1/48	450	385
	American Water Capital Corp.	4.150%	6/1/49	400	342
	American Water Capital Corp.	3.450%	5/1/50	500	381
	American Water Capital Corp.	3.250%	6/1/51	500	367
	Appalachian Power Co.	3.400%	6/1/25	400	387
[8]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,293
[8]	Appalachian Power Co.	4.500%	8/1/32	392	376
	Appalachian Power Co.	7.000%	4/1/38	260	301
	Appalachian Power Co.	4.400%	5/15/44	575	495
[8]	Appalachian Power Co.	4.500%	3/1/49	148	128
[8]	Appalachian Power Co.	3.700%	5/1/50	300	230
	Arizona Public Service Co.	3.150%	5/15/25	500	480
	Arizona Public Service Co.	2.950%	9/15/27	300	278
	Arizona Public Service Co.	2.600%	8/15/29	500	435
	Arizona Public Service Co.	6.350%	12/15/32	500	544
	Arizona Public Service Co.	5.050%	9/1/41	525	487
	Arizona Public Service Co.	4.500%	4/1/42	325	284
	Arizona Public Service Co.	4.350%	11/15/45	350	290
	Arizona Public Service Co.	3.750%	5/15/46	895	685
	Arizona Public Service Co.	3.350%	5/15/50	300	212
	Atlantic City Electric Co.	2.300%	3/15/31	500	422
	Atmos Energy Corp.	3.000%	6/15/27	375	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.625%	9/15/29	150	134
	Atmos Energy Corp.	1.500%	1/15/31	1,000	801
	Atmos Energy Corp.	5.450%	10/15/32	250	264
	Atmos Energy Corp.	5.500%	6/15/41	800	808
	Atmos Energy Corp.	4.150%	1/15/43	75	67
	Atmos Energy Corp.	4.125%	3/15/49	900	773
	Atmos Energy Corp.	3.375%	9/15/49	720	549
	Atmos Energy Corp.	2.850%	2/15/52	650	442
	Atmos Energy Corp.	5.750%	10/15/52	500	544
	Avangrid Inc.	3.150%	12/1/24	957	928
	Avangrid Inc.	3.800%	6/1/29	600	564
	Avista Corp.	4.350%	6/1/48	300	269
	Avista Corp.	4.000%	4/1/52	346	293
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	210
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	809
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	201
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	207
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	246
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,244
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	956
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	1,901
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	401
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,103
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	486
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	629
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	631
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	202
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	763
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,510
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	344
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	823
	Black Hills Corp.	1.037%	8/23/24	550	518
	Black Hills Corp.	3.950%	1/15/26	250	242
	Black Hills Corp.	3.150%	1/15/27	325	306
	Black Hills Corp.	5.950%	3/15/28	500	517
	Black Hills Corp.	3.050%	10/15/29	170	149
	Black Hills Corp.	4.350%	5/1/33	350	321
	Black Hills Corp.	4.200%	9/15/46	250	200
	Black Hills Corp.	3.875%	10/15/49	240	181
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	140
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	428
[8]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	443
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	511
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	574
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	274
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	533
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	139
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	532
[8]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	255
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	516
	CenterPoint Energy Inc.	2.500%	9/1/24	900	862
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	905
	CenterPoint Energy Inc.	4.250%	11/1/28	111	107
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,199
	CenterPoint Energy Inc.	2.650%	6/1/31	500	423
	CenterPoint Energy Inc.	3.700%	9/1/49	300	229
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	513
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	440
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	404
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	517
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	394
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	212
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	404
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	240
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,283
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	333
	CMS Energy Corp.	3.000%	5/15/26	300	285
	CMS Energy Corp.	3.450%	8/15/27	300	285
	CMS Energy Corp.	4.875%	3/1/44	275	252
[8]	CMS Energy Corp.	4.750%	6/1/50	400	345
	CMS Energy Corp.	3.750%	12/1/50	500	374
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	258
[8]	Commonwealth Edison Co.	3.150%	3/15/32	300	268
	Commonwealth Edison Co.	4.900%	2/1/33	500	511
	Commonwealth Edison Co.	5.900%	3/15/36	500	537
	Commonwealth Edison Co.	6.450%	1/15/38	384	445
	Commonwealth Edison Co.	4.700%	1/15/44	825	777
	Commonwealth Edison Co.	3.700%	3/1/45	625	503
	Commonwealth Edison Co.	4.350%	11/15/45	900	794
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	790
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	407
	Commonwealth Edison Co.	4.000%	3/1/48	775	659
	Commonwealth Edison Co.	4.000%	3/1/49	700	587
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	183
	Commonwealth Edison Co.	3.000%	3/1/50	500	354
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	199
[8]	Commonwealth Edison Co.	3.850%	3/15/52	384	314
	Commonwealth Edison Co.	5.300%	2/1/53	500	517
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	452
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	240
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	249
	Connecticut Light & Power Co.	4.300%	4/15/44	375	334
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	65
	Connecticut Light & Power Co.	4.000%	4/1/48	625	538
	Connecticut Light & Power Co.	5.250%	1/15/53	500	516
[8]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	258
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,692
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	373
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	305
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	337
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	461
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	607
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	978
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	463
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	545
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	425
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,486
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	611
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	548
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,497
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	676
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	63
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	303
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	433
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,689
	Constellation Energy Generation LLC	5.600%	3/1/28	219	225
	Constellation Energy Generation LLC	5.800%	3/1/33	163	168
	Constellation Energy Generation LLC	6.250%	10/1/39	767	811
	Constellation Energy Generation LLC	5.750%	10/1/41	325	321
	Constellation Energy Generation LLC	5.600%	6/15/42	688	678
	Consumers Energy Co.	4.650%	3/1/28	500	505
	Consumers Energy Co.	3.800%	11/15/28	250	241
	Consumers Energy Co.	3.600%	8/15/32	88	81
	Consumers Energy Co.	4.625%	5/15/33	500	499
	Consumers Energy Co.	3.950%	5/15/43	600	513
	Consumers Energy Co.	3.250%	8/15/46	550	410
	Consumers Energy Co.	3.950%	7/15/47	500	424
	Consumers Energy Co.	4.050%	5/15/48	500	427
	Consumers Energy Co.	4.350%	4/15/49	530	481
	Consumers Energy Co.	3.100%	8/15/50	567	408
	Consumers Energy Co.	3.500%	8/1/51	850	662
	Consumers Energy Co.	2.650%	8/15/52	500	329
	Consumers Energy Co.	4.200%	9/1/52	392	344
	Consumers Energy Co.	2.500%	5/1/60	450	263
	Delmarva Power & Light Co.	4.150%	5/15/45	600	509
	Dominion Energy Inc.	3.071%	8/15/24	500	486
	Dominion Energy Inc.	3.900%	10/1/25	425	415
[8]	Dominion Energy Inc.	1.450%	4/15/26	500	452
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,757
	Dominion Energy Inc.	4.250%	6/1/28	200	195
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,085
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	758
[8]	Dominion Energy Inc.	4.350%	8/15/32	324	310
	Dominion Energy Inc.	5.375%	11/15/32	725	744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	550
[8]	Dominion Energy Inc.	5.250%	8/1/33	200	202
	Dominion Energy Inc.	7.000%	6/15/38	300	341
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	385
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	816
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	322
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	437
[8]	Dominion Energy Inc.	4.850%	8/15/52	250	226
[8]	Dominion Energy Inc.	5.750%	10/1/54	375	353
[8]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	207
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	423
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	496
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	255
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	315
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	425
	DTE Electric Co.	3.375%	3/1/25	150	146
[8]	DTE Electric Co.	1.900%	4/1/28	500	442
	DTE Electric Co.	2.250%	3/1/30	1,250	1,084
[8]	DTE Electric Co.	2.625%	3/1/31	400	346
	DTE Electric Co.	5.200%	4/1/33	500	516
[8]	DTE Electric Co.	4.000%	4/1/43	300	258
	DTE Electric Co.	3.700%	3/15/45	200	163
	DTE Electric Co.	3.700%	6/1/46	550	438
	DTE Electric Co.	3.750%	8/15/47	450	366
[8]	DTE Electric Co.	4.050%	5/15/48	500	428
	DTE Electric Co.	3.950%	3/1/49	500	421
[8]	DTE Electric Co.	3.250%	4/1/51	500	371
	DTE Electric Co.	5.400%	4/1/53	500	524
[8]	DTE Energy Co.	2.529%	10/1/24	1,000	962
	DTE Energy Co.	4.220%	11/1/24	900	891
[8]	DTE Energy Co.	1.050%	6/1/25	1,600	1,470
	DTE Energy Co.	2.850%	10/1/26	3,094	2,898
[8]	DTE Energy Co.	3.400%	6/15/29	140	128
	DTE Energy Co.	2.950%	3/1/30	235	206
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,419
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	321
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	66
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	350
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	429
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	435
	Duke Energy Carolinas LLC	4.950%	1/15/33	775	797
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	461
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	351
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	574
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	731
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	893
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	578
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	409
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	340
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	334
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	551
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	379
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	469
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	792
	Duke Energy Corp.	3.750%	4/15/24	725	717
	Duke Energy Corp.	0.900%	9/15/25	500	455
	Duke Energy Corp.	5.000%	12/8/25	500	504
	Duke Energy Corp.	2.650%	9/1/26	595	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	5.000%	12/8/27	500	508
	Duke Energy Corp.	4.300%	3/15/28	500	490
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,449
	Duke Energy Corp.	2.550%	6/15/31	625	522
	Duke Energy Corp.	4.800%	12/15/45	700	649
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,097
	Duke Energy Corp.	4.200%	6/15/49	1,200	981
	Duke Energy Corp.	3.500%	6/15/51	600	441
	Duke Energy Corp.	5.000%	8/15/52	467	435
	Duke Energy Corp.	3.250%	1/15/82	500	373
	Duke Energy Florida LLC	3.200%	1/15/27	450	429
	Duke Energy Florida LLC	3.800%	7/15/28	425	415
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,675
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,402
	Duke Energy Florida LLC	2.400%	12/15/31	600	503
	Duke Energy Florida LLC	6.350%	9/15/37	426	476
	Duke Energy Florida LLC	6.400%	6/15/38	800	910
	Duke Energy Florida LLC	3.400%	10/1/46	900	688
	Duke Energy Florida LLC	4.200%	7/15/48	425	371
	Duke Energy Florida LLC	3.000%	12/15/51	500	351
	Duke Energy Florida LLC	5.950%	11/15/52	500	557
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	368	339
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,265
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	243
	Duke Energy Indiana LLC	3.750%	5/15/46	875	698
	Duke Energy Indiana LLC	2.750%	4/1/50	775	513
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	168
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	515
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	498
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	290
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	524
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	1,993
	Duke Energy Progress LLC	3.700%	9/1/28	425	409
	Duke Energy Progress LLC	2.000%	8/15/31	500	409
	Duke Energy Progress LLC	3.400%	4/1/32	500	454
	Duke Energy Progress LLC	5.250%	3/15/33	775	805
	Duke Energy Progress LLC	6.300%	4/1/38	300	337
	Duke Energy Progress LLC	4.375%	3/30/44	525	468
	Duke Energy Progress LLC	4.150%	12/1/44	100	86
	Duke Energy Progress LLC	4.200%	8/15/45	625	538
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	1,662
	Duke Energy Progress LLC	2.500%	8/15/50	550	344
	Duke Energy Progress LLC	2.900%	8/15/51	550	375
	Duke Energy Progress LLC	4.000%	4/1/52	400	333
	Duke Energy Progress LLC	5.350%	3/15/53	775	799
[8]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	257	232
[8]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	309
[8]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	219
[8]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	385
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	163
	Edison International	4.950%	4/15/25	900	894
	Edison International	5.750%	6/15/27	100	102
	Edison International	6.950%	11/15/29	500	542
	El Paso Electric Co.	6.000%	5/15/35	175	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso Electric Co.	5.000%	12/1/44	250	229
	Emera US Finance LP	4.750%	6/15/46	1,785	1,452
	Enel Americas SA	4.000%	10/25/26	700	674
	Enel Chile SA	4.875%	6/12/28	600	582
	Entergy Arkansas LLC	3.500%	4/1/26	150	146
	Entergy Arkansas LLC	5.150%	1/15/33	500	514
	Entergy Arkansas LLC	4.200%	4/1/49	500	429
	Entergy Arkansas LLC	3.350%	6/15/52	800	589
	Entergy Corp.	0.900%	9/15/25	500	451
	Entergy Corp.	2.950%	9/1/26	530	498
	Entergy Corp.	1.900%	6/15/28	500	435
	Entergy Corp.	2.800%	6/15/30	500	433
	Entergy Corp.	2.400%	6/15/31	500	414
	Entergy Corp.	3.750%	6/15/50	511	387
	Entergy Louisiana LLC	0.950%	10/1/24	700	660
	Entergy Louisiana LLC	5.590%	10/1/24	1,417	1,432
	Entergy Louisiana LLC	5.400%	11/1/24	238	240
	Entergy Louisiana LLC	2.400%	10/1/26	200	185
	Entergy Louisiana LLC	3.120%	9/1/27	350	329
	Entergy Louisiana LLC	3.250%	4/1/28	300	280
	Entergy Louisiana LLC	3.050%	6/1/31	375	330
	Entergy Louisiana LLC	2.350%	6/15/32	500	411
	Entergy Louisiana LLC	4.000%	3/15/33	725	679
	Entergy Louisiana LLC	3.100%	6/15/41	500	388
	Entergy Louisiana LLC	4.950%	1/15/45	400	371
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	998
	Entergy Louisiana LLC	4.200%	4/1/50	500	427
	Entergy Louisiana LLC	2.900%	3/15/51	700	477
	Entergy Louisiana LLC	4.750%	9/15/52	250	235
	Entergy Mississippi LLC	2.850%	6/1/28	750	686
	Entergy Mississippi LLC	3.850%	6/1/49	250	198
	Entergy Texas Inc.	1.750%	3/15/31	500	405
	Entergy Texas Inc.	3.550%	9/30/49	905	687
	Essential Utilities Inc.	3.566%	5/1/29	275	256
	Essential Utilities Inc.	2.704%	4/15/30	400	346
	Essential Utilities Inc.	4.276%	5/1/49	435	363
	Essential Utilities Inc.	3.351%	4/15/50	600	428
	Essential Utilities Inc.	5.300%	5/1/52	500	484
	Evergy Inc.	2.450%	9/15/24	1,450	1,392
	Evergy Inc.	2.900%	9/15/29	1,450	1,300
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	539
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	405
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	367
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	286
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	86
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	723
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	254
	Evergy Metro Inc.	5.300%	10/1/41	480	476
	Evergy Metro Inc.	4.200%	6/15/47	225	191
[8]	Eversource Energy	2.900%	10/1/24	275	266
[8]	Eversource Energy	3.150%	1/15/25	1,475	1,431
[8]	Eversource Energy	0.800%	8/15/25	500	455
[8]	Eversource Energy	3.300%	1/15/28	200	188
[8]	Eversource Energy	4.250%	4/1/29	325	318
[8]	Eversource Energy	1.650%	8/15/30	1,300	1,047
	Eversource Energy	2.550%	3/15/31	500	426
	Eversource Energy	3.375%	3/1/32	564	506
	Eversource Energy	3.450%	1/15/50	500	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Exelon Corp.	3.950%	6/15/25	637	624
	Exelon Corp.	3.400%	4/15/26	3,500	3,366
	Exelon Corp.	2.750%	3/15/27	500	468
	Exelon Corp.	5.150%	3/15/28	625	637
	Exelon Corp.	4.050%	4/15/30	975	930
	Exelon Corp.	3.350%	3/15/32	600	537
	Exelon Corp.	5.300%	3/15/33	284	289
[8]	Exelon Corp.	4.950%	6/15/35	284	281
	Exelon Corp.	5.625%	6/15/35	415	433
	Exelon Corp.	4.450%	4/15/46	500	432
	Exelon Corp.	4.700%	4/15/50	2,200	1,995
	Exelon Corp.	5.600%	3/15/53	625	637
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,925
	Florida Power & Light Co.	3.125%	12/1/25	500	486
	Florida Power & Light Co.	2.450%	2/3/32	700	599
	Florida Power & Light Co.	5.625%	4/1/34	225	242
	Florida Power & Light Co.	4.950%	6/1/35	50	51
	Florida Power & Light Co.	5.650%	2/1/37	425	454
	Florida Power & Light Co.	5.950%	2/1/38	175	193
	Florida Power & Light Co.	5.960%	4/1/39	225	249
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,482
	Florida Power & Light Co.	4.050%	6/1/42	475	423
	Florida Power & Light Co.	3.800%	12/15/42	375	319
	Florida Power & Light Co.	4.050%	10/1/44	450	396
	Florida Power & Light Co.	3.700%	12/1/47	550	456
	Florida Power & Light Co.	3.950%	3/1/48	800	690
	Florida Power & Light Co.	3.150%	10/1/49	1,190	896
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,408
	Fortis Inc.	3.055%	10/4/26	847	794
[8]	Georgia Power Co.	2.200%	9/15/24	395	379
	Georgia Power Co.	3.250%	4/1/26	256	245
	Georgia Power Co.	3.250%	3/30/27	550	524
[8]	Georgia Power Co.	2.650%	9/15/29	250	220
[8]	Georgia Power Co.	4.750%	9/1/40	625	571
	Georgia Power Co.	4.300%	3/15/42	575	507
	Georgia Power Co.	4.300%	3/15/43	250	216
[8]	Georgia Power Co.	3.700%	1/30/50	250	194
[8]	Georgia Power Co.	3.250%	3/15/51	500	357
[8]	Gulf Power Co.	3.300%	5/30/27	250	240
	Iberdrola International BV	6.750%	7/15/36	175	199
[8]	Idaho Power Co.	4.200%	3/1/48	404	348
[8]	Idaho Power Co.	5.500%	3/15/53	500	520
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	969
	Indiana Michigan Power Co.	6.050%	3/15/37	700	760
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	340	300
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	429
	Indiana Michigan Power Co.	3.250%	5/1/51	500	352
	Indiana Michigan Power Co.	5.625%	4/1/53	500	521
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,064
	Interstate Power & Light Co.	4.100%	9/26/28	450	441
	Interstate Power & Light Co.	3.600%	4/1/29	240	224
	Interstate Power & Light Co.	2.300%	6/1/30	300	252
	Interstate Power & Light Co.	6.250%	7/15/39	250	269
	Interstate Power & Light Co.	3.700%	9/15/46	406	313
	Interstate Power & Light Co.	3.100%	11/30/51	500	343
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	367
	ITC Holdings Corp.	3.650%	6/15/24	300	294
	ITC Holdings Corp.	3.350%	11/15/27	400	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ITC Holdings Corp.	5.300%	7/1/43	900	866
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	144	141
[8]	Kentucky Utilities Co.	5.450%	4/15/33	500	519
	Kentucky Utilities Co.	5.125%	11/1/40	650	635
	Kentucky Utilities Co.	3.300%	6/1/50	500	362
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,699
[8]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	518
	MidAmerican Energy Co.	3.100%	5/1/27	450	429
	MidAmerican Energy Co.	6.750%	12/30/31	725	834
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	851
	MidAmerican Energy Co.	4.800%	9/15/43	300	289
	MidAmerican Energy Co.	4.400%	10/15/44	400	367
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	877
	MidAmerican Energy Co.	3.650%	8/1/48	575	466
[8]	Mississippi Power Co.	4.250%	3/15/42	375	321
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	258
	National Fuel Gas Co.	4.750%	9/1/28	750	720
	National Fuel Gas Co.	2.950%	3/1/31	100	80
	National Grid USA	5.803%	4/1/35	250	255
[8]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	486
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	508
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	457
[8]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,076
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	476
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	500	505
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	241
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	384	365
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	368
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	395
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	958
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	236
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	533
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	304
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	225
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	348
[8]	Nevada Power Co.	3.700%	5/1/29	500	481
[8]	Nevada Power Co.	2.400%	5/1/30	441	382
[8]	Nevada Power Co.	6.650%	4/1/36	410	469
[8]	Nevada Power Co.	3.125%	8/1/50	300	213
[8]	Nevada Power Co.	5.900%	5/1/53	500	554
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	400	395
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	1,303	1,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	500	509
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	398
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	670
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,086
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,073
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,012
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	329
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	267
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	252
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,113
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	870
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	468	469
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	968
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	379
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	264
	NiSource Inc.	0.950%	8/15/25	500	457
	NiSource Inc.	3.490%	5/15/27	1,100	1,043
	NiSource Inc.	5.250%	3/30/28	550	560
	NiSource Inc.	2.950%	9/1/29	1,500	1,336
	NiSource Inc.	3.600%	5/1/30	500	462
	NiSource Inc.	1.700%	2/15/31	500	396
	NiSource Inc.	5.950%	6/15/41	382	399
	NiSource Inc.	4.800%	2/15/44	200	185
	NiSource Inc.	5.650%	2/1/45	500	520
	NiSource Inc.	4.375%	5/15/47	1,575	1,367
	NiSource Inc.	3.950%	3/30/48	500	407
	NiSource Inc.	5.000%	6/15/52	302	287
	Northern States Power Co.	2.250%	4/1/31	500	424
	Northern States Power Co.	6.250%	6/1/36	325	361
	Northern States Power Co.	6.200%	7/1/37	250	277
	Northern States Power Co.	5.350%	11/1/39	375	389
	Northern States Power Co.	3.400%	8/15/42	410	334
	Northern States Power Co.	4.000%	8/15/45	200	172
	Northern States Power Co.	2.900%	3/1/50	1,890	1,336
	Northern States Power Co.	2.600%	6/1/51	600	397
	Northern States Power Co.	3.200%	4/1/52	500	368
	Northern States Power Co.	4.500%	6/1/52	450	415
	NorthWestern Corp.	4.176%	11/15/44	250	216
	NSTAR Electric Co.	3.200%	5/15/27	550	523
	NSTAR Electric Co.	3.250%	5/15/29	300	279
	NSTAR Electric Co.	5.500%	3/15/40	540	565
	NSTAR Electric Co.	4.400%	3/1/44	223	205
	NSTAR Electric Co.	4.950%	9/15/52	350	347
	Oglethorpe Power Corp.	5.950%	11/1/39	100	102
	Oglethorpe Power Corp.	5.375%	11/1/40	630	598
[12]	Oglethorpe Power Corp.	4.500%	4/1/47	500	426
[8]	Ohio Power Co.	1.625%	1/15/31	500	398
	Ohio Power Co.	4.000%	6/1/49	500	417
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	289
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	181
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	500	518
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	188
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	199
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	390
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	266
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	857
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	145
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	249
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,196
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	475
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	474
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	152
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	168
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	209
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	350
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	885
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	163
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	843
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	495
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	266
	ONE Gas Inc.	2.000%	5/15/30	200	170
	ONE Gas Inc.	4.658%	2/1/44	507	469
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	477
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,145
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,985
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	533
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,564
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,880
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	425
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	349
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	564
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,893
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	394
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,216
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	808
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,068
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,471
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	990
	Pacific Gas & Electric Co.	6.750%	1/15/53	550	569
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	515
	PacifiCorp	3.600%	4/1/24	500	493
	PacifiCorp	3.500%	6/15/29	600	565
	PacifiCorp	2.700%	9/15/30	341	302
	PacifiCorp	5.250%	6/15/35	475	492
	PacifiCorp	6.100%	8/1/36	525	569
	PacifiCorp	5.750%	4/1/37	410	437
	PacifiCorp	6.250%	10/15/37	625	700
	PacifiCorp	6.350%	7/15/38	250	286
	PacifiCorp	4.125%	1/15/49	525	450
	PacifiCorp	3.300%	3/15/51	525	388
	PacifiCorp	2.900%	6/15/52	3,700	2,540
	PacifiCorp	5.350%	12/1/53	650	667
	PECO Energy Co.	3.000%	9/15/49	1,000	713
	PECO Energy Co.	2.800%	6/15/50	1,000	680
	PECO Energy Co.	3.050%	3/15/51	500	354
	PECO Energy Co.	2.850%	9/15/51	500	342
	PECO Energy Co.	4.600%	5/15/52	500	467
[8]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	264	233
[8]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	453
[8]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	255
[8]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,353
[8]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	432
[8]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	586	562
[8]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	250	244
[8]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	372
[8]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	299
[8]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,086
[8]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	1,048
[8]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	236
[8]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	357
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	353
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	417
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	134
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	260
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	564
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	643
	Potomac Electric Power Co.	6.500%	11/15/37	400	460
	Potomac Electric Power Co.	4.150%	3/15/43	550	483
	PPL Capital Funding Inc.	3.100%	5/15/26	600	569
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	562
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	333
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	611
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	263
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	301
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	267
	PPL Electric Utilities Corp.	5.250%	5/15/53	550	570
	Progress Energy Inc.	7.750%	3/1/31	510	590
	Progress Energy Inc.	7.000%	10/30/31	200	222
	Progress Energy Inc.	6.000%	12/1/39	480	493
	Public Service Co. of Colorado	3.700%	6/15/28	300	290
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	248
	Public Service Co. of Colorado	1.875%	6/15/31	700	572
[8]	Public Service Co. of Colorado	4.100%	6/1/32	300	289
	Public Service Co. of Colorado	3.600%	9/15/42	225	185
	Public Service Co. of Colorado	4.300%	3/15/44	700	622
	Public Service Co. of Colorado	4.100%	6/15/48	300	257
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	962
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	133
[8]	Public Service Co. of Colorado	4.500%	6/1/52	400	370
[10]	Public Service Co. of Colorado	5.250%	4/1/53	675	688
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	200
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	508
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	511
[8]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	483
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	454
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	236
[8]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	275
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	176
[8]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	447
[8]	Public Service Electric & Gas Co.	4.900%	12/15/32	500	511
[8]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	502
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	453
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	824
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	220
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	294
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	559
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	577
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	295
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	359
[8]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	512
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	366
	Public Service Enterprise Group Inc.	5.850%	11/15/27	500	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	600
	Puget Energy Inc.	3.650%	5/15/25	300	289
	Puget Energy Inc.	2.379%	6/15/28	85	75
	Puget Energy Inc.	4.100%	6/15/30	400	370
	Puget Energy Inc.	4.224%	3/15/32	400	367
	Puget Sound Energy Inc.	6.274%	3/15/37	450	494
	Puget Sound Energy Inc.	5.757%	10/1/39	495	513
	Puget Sound Energy Inc.	5.638%	4/15/41	390	400
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	900
	Puget Sound Energy Inc.	4.223%	6/15/48	500	433
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	328
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	408
[8]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	442
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	268
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	470
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	265
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	283
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	593
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	404
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	515
[8]	SCE Recovery Funding LLC	2.943%	11/15/42	225	185
	Sempra Energy	3.300%	4/1/25	700	678
	Sempra Energy	3.250%	6/15/27	1,575	1,476
	Sempra Energy	3.400%	2/1/28	1,650	1,553
	Sempra Energy	3.700%	4/1/29	500	465
	Sempra Energy	3.800%	2/1/38	900	776
	Sempra Energy	6.000%	10/15/39	639	672
	Sempra Energy	4.000%	2/1/48	400	326
	Sempra Energy	4.125%	4/1/52	950	761
	Sierra Pacific Power Co.	2.600%	5/1/26	600	566
	Southern California Edison Co.	1.100%	4/1/24	500	480
[8]	Southern California Edison Co.	0.975%	8/1/24	500	474
[8]	Southern California Edison Co.	3.700%	8/1/25	700	682
[8]	Southern California Edison Co.	1.200%	2/1/26	500	450
	Southern California Edison Co.	5.850%	11/1/27	500	527
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,331
	Southern California Edison Co.	5.300%	3/1/28	525	539
[8]	Southern California Edison Co.	4.200%	3/1/29	200	194
	Southern California Edison Co.	6.650%	4/1/29	850	918
	Southern California Edison Co.	2.850%	8/1/29	825	738
	Southern California Edison Co.	2.250%	6/1/30	300	255
[8]	Southern California Edison Co.	2.500%	6/1/31	500	425
	Southern California Edison Co.	2.750%	2/1/32	330	284
	Southern California Edison Co.	5.950%	11/1/32	500	542
[8]	Southern California Edison Co.	5.750%	4/1/35	508	535
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,148
	Southern California Edison Co.	5.625%	2/1/36	500	515
	Southern California Edison Co.	5.500%	3/15/40	400	402
	Southern California Edison Co.	4.500%	9/1/40	505	450
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,614
[8]	Southern California Edison Co.	3.900%	3/15/43	475	387
[8]	Southern California Edison Co.	3.600%	2/1/45	150	112
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,581
[8]	Southern California Edison Co.	4.125%	3/1/48	970	802
[8]	Southern California Edison Co.	4.875%	3/1/49	400	371
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,002
[8]	Southern California Edison Co.	2.950%	2/1/51	500	335
[8]	Southern California Edison Co.	3.650%	6/1/51	500	385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.450%	2/1/52	500	369
	Southern California Edison Co.	5.700%	3/1/53	500	522
	Southern California Gas Co.	3.150%	9/15/24	425	415
[8]	Southern California Gas Co.	2.600%	6/15/26	725	685
	Southern California Gas Co.	2.950%	4/15/27	600	562
[8]	Southern California Gas Co.	2.550%	2/1/30	450	393
	Southern California Gas Co.	3.750%	9/15/42	330	271
[8]	Southern California Gas Co.	4.125%	6/1/48	325	270
[8]	Southern California Gas Co.	4.300%	1/15/49	500	427
[8]	Southern California Gas Co.	3.950%	2/15/50	250	199
	Southern California Gas Co.	6.350%	11/15/52	500	576
	Southern Co.	4.475%	8/1/24	600	592
	Southern Co.	5.150%	10/6/25	500	506
	Southern Co.	3.250%	7/1/26	500	477
	Southern Co.	5.113%	8/1/27	500	501
[8]	Southern Co.	1.750%	3/15/28	500	432
	Southern Co.	5.700%	10/15/32	500	526
	Southern Co.	4.250%	7/1/36	575	527
	Southern Co.	4.400%	7/1/46	1,135	988
[8]	Southern Co.	4.000%	1/15/51	1,200	1,107
[8]	Southern Co.	3.750%	9/15/51	900	760
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	360
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	798
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	435
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	131
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	444
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	763
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	427
	Southern Power Co.	4.150%	12/1/25	375	368
	Southern Power Co.	5.150%	9/15/41	506	476
	Southern Power Co.	5.250%	7/15/43	500	470
[8]	Southern Power Co.	4.950%	12/15/46	300	268
	Southwest Gas Corp.	5.800%	12/1/27	500	517
	Southwest Gas Corp.	3.700%	4/1/28	450	425
	Southwest Gas Corp.	4.050%	3/15/32	450	415
	Southwest Gas Corp.	3.800%	9/29/46	250	190
	Southwest Gas Corp.	4.150%	6/1/49	200	160
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	456
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	279
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	532
	Southwestern Electric Power Co.	5.300%	4/1/33	500	504
	Southwestern Electric Power Co.	6.200%	3/15/40	300	315
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	791
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	290
	Southwestern Electric Power Co.	3.250%	11/1/51	500	348
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,079
	Southwestern Public Service Co.	4.500%	8/15/41	345	311
	Southwestern Public Service Co.	3.400%	8/15/46	950	703
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	874
	Southwestern Public Service Co.	3.750%	6/15/49	259	204
[8]	Southwestern Public Service Co.	3.150%	5/1/50	800	574
	Spire Missouri Inc.	4.800%	2/15/33	500	499
	Tampa Electric Co.	3.875%	7/12/24	300	295
	Tampa Electric Co.	2.400%	3/15/31	500	419
	Tampa Electric Co.	4.350%	5/15/44	150	130
	Tampa Electric Co.	4.300%	6/15/48	300	256
	Tampa Electric Co.	3.625%	6/15/50	250	191
	Tampa Electric Co.	3.450%	3/15/51	500	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	5.000%	7/15/52	500	480
	Toledo Edison Co.	6.150%	5/15/37	250	268
	Tucson Electric Power Co.	3.050%	3/15/25	200	194
	Tucson Electric Power Co.	3.250%	5/15/32	500	447
	Tucson Electric Power Co.	4.850%	12/1/48	490	448
	Tucson Electric Power Co.	5.500%	4/15/53	500	509
	Union Electric Co.	3.500%	4/15/24	990	972
	Union Electric Co.	2.950%	6/15/27	300	284
	Union Electric Co.	3.500%	3/15/29	350	331
	Union Electric Co.	2.950%	3/15/30	800	725
	Union Electric Co.	2.150%	3/15/32	500	409
	Union Electric Co.	3.900%	9/15/42	425	358
	Union Electric Co.	3.650%	4/15/45	575	456
	Union Electric Co.	4.000%	4/1/48	1,100	914
	Union Electric Co.	3.250%	10/1/49	100	73
	Union Electric Co.	2.625%	3/15/51	800	524
	Union Electric Co.	3.900%	4/1/52	500	421
	Union Electric Co.	5.450%	3/15/53	500	522
[8]	Virginia Electric & Power Co.	3.100%	5/15/25	500	482
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	282
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,203
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	510
	Virginia Electric & Power Co.	2.300%	11/15/31	500	416
	Virginia Electric & Power Co.	2.400%	3/30/32	550	458
	Virginia Electric & Power Co.	5.000%	4/1/33	525	529
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	406
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	538
	Virginia Electric & Power Co.	6.350%	11/30/37	375	418
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,662
	Virginia Electric & Power Co.	4.000%	1/15/43	500	422
[8]	Virginia Electric & Power Co.	4.650%	8/15/43	500	455
	Virginia Electric & Power Co.	4.450%	2/15/44	511	453
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	302	253
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	410
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	340
	Virginia Electric & Power Co.	4.600%	12/1/48	550	499
	Virginia Electric & Power Co.	3.300%	12/1/49	400	296
	Virginia Electric & Power Co.	2.450%	12/15/50	776	479
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	685
[8]	Virginia Electric & Power Co.	4.625%	5/15/52	500	455
	Virginia Electric & Power Co.	5.450%	4/1/53	525	535
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	278
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	385
	WEC Energy Group Inc.	5.000%	9/27/25	500	501
	WEC Energy Group Inc.	4.750%	1/9/26	500	500
	WEC Energy Group Inc.	5.150%	10/1/27	500	509
	WEC Energy Group Inc.	1.375%	10/15/27	500	434
	WEC Energy Group Inc.	4.750%	1/15/28	500	500
	WEC Energy Group Inc.	2.200%	12/15/28	500	436
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	810
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	285
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	436
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	433
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	214
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	219
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	503
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	330
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	509
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	60
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	344
	Xcel Energy Inc.	3.300%	6/1/25	100	97
	Xcel Energy Inc.	1.750%	3/15/27	500	448
	Xcel Energy Inc.	4.000%	6/15/28	750	729
	Xcel Energy Inc.	2.600%	12/1/29	540	472
	Xcel Energy Inc.	3.400%	6/1/30	450	411
	Xcel Energy Inc.	2.350%	11/15/31	500	409
	Xcel Energy Inc.	6.500%	7/1/36	610	665
	Xcel Energy Inc.	3.500%	12/1/49	400	307
					461,363
Total Corporate Bonds (Cost $5,892,537)					5,230,391
Sovereign Bonds (1.3%)
[8]	African Development Bank	0.875%	3/23/26	2,500	2,287
[8]	African Development Bank	0.875%	7/22/26	1,600	1,451
[8]	African Development Bank	4.375%	11/3/27	250	256
	African Development Bank	4.375%	3/14/28	4,500	4,624
[8]	Asian Development Bank	0.375%	6/11/24	8,000	7,622
[8]	Asian Development Bank	4.125%	9/27/24	1,400	1,395
[8]	Asian Development Bank	0.625%	10/8/24	3,500	3,311
	Asian Development Bank	1.500%	10/18/24	1,000	958
[8]	Asian Development Bank	2.000%	1/22/25	1,027	988
[8]	Asian Development Bank	2.125%	3/19/25	700	674
	Asian Development Bank	0.625%	4/29/25	2,000	1,863
[8]	Asian Development Bank	2.875%	5/6/25	630	614
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,622
	Asian Development Bank	4.250%	1/9/26	3,875	3,909
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,636
[8]	Asian Development Bank	1.000%	4/14/26	3,000	2,755
[8]	Asian Development Bank	2.000%	4/24/26	400	378
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,724
[8]	Asian Development Bank	2.625%	1/12/27	800	767
[8]	Asian Development Bank	1.500%	1/20/27	3,525	3,242
[8]	Asian Development Bank	2.500%	11/2/27	2,985	2,827
[8]	Asian Development Bank	2.750%	1/19/28	1,000	958
[8]	Asian Development Bank	1.250%	6/9/28	500	442
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,553
[8]	Asian Development Bank	1.750%	9/19/29	200	178
[8]	Asian Development Bank	1.875%	1/24/30	1,000	890
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,214
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,561
	Asian Development Bank	3.125%	4/27/32	2,500	2,393
[8]	Asian Development Bank	3.875%	9/28/32	900	913
[8]	Asian Development Bank	4.000%	1/12/33	1,880	1,924
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,703
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	925
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,473
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,443
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,134
	Canadian Government Bond	1.625%	1/22/25	2,290	2,192
	Canadian Government Bond	2.875%	4/28/25	2,515	2,456
	Canadian Government Bond	0.750%	5/19/26	5,200	4,731
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,793
	Corp. Andina de Fomento	1.625%	9/23/25	600	557
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,184
	Corp. Andina de Fomento	4.750%	4/1/26	600	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	2.250%	2/8/27	620	569
	Council of Europe Development Bank	0.375%	6/10/24	565	538
	Council of Europe Development Bank	1.375%	2/27/25	850	807
	Council of Europe Development Bank	3.000%	6/16/25	540	527
	Council of Europe Development Bank	0.875%	9/22/26	1,000	904
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,313
	Equinor ASA	3.250%	11/10/24	550	540
	Equinor ASA	3.000%	4/6/27	941	893
	Equinor ASA	3.625%	9/10/28	1,200	1,169
	Equinor ASA	3.125%	4/6/30	500	469
	Equinor ASA	2.375%	5/22/30	1,500	1,324
	Equinor ASA	5.100%	8/17/40	2,100	2,164
	Equinor ASA	4.250%	11/23/41	325	302
	Equinor ASA	3.950%	5/15/43	175	154
	Equinor ASA	4.800%	11/8/43	1,015	996
	Equinor ASA	3.250%	11/18/49	750	578
	Equinor ASA	3.700%	4/6/50	2,360	1,998
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	480
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	95
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	649
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,462
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,819
[8]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,757
	European Investment Bank	2.250%	6/24/24	2,010	1,958
	European Investment Bank	0.375%	7/24/24	3,000	2,849
	European Investment Bank	2.500%	10/15/24	864	842
	European Investment Bank	1.875%	2/10/25	4,413	4,235
	European Investment Bank	1.625%	3/14/25	5,000	4,770
	European Investment Bank	0.625%	7/25/25	3,700	3,430
	European Investment Bank	2.750%	8/15/25	3,000	2,919
	European Investment Bank	0.375%	12/15/25	5,500	5,009
	European Investment Bank	0.375%	3/26/26	5,000	4,516
	European Investment Bank	2.125%	4/13/26	1,000	951
	European Investment Bank	0.750%	10/26/26	1,950	1,753
[8]	European Investment Bank	1.375%	3/15/27	2,775	2,536
	European Investment Bank	2.375%	5/24/27	5,166	4,907
	European Investment Bank	0.625%	10/21/27	500	436
	European Investment Bank	3.250%	11/15/27	2,500	2,452
	European Investment Bank	3.875%	3/15/28	4,300	4,334
	European Investment Bank	1.625%	10/9/29	350	309
	European Investment Bank	0.875%	5/17/30	400	331
	European Investment Bank	0.750%	9/23/30	1,200	978
	European Investment Bank	1.250%	2/14/31	3,000	2,533
	European Investment Bank	3.750%	2/14/33	2,100	2,125
	European Investment Bank	4.875%	2/15/36	1,300	1,441
[13]	Export Development Canada	3.375%	8/26/25	2,400	2,366
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,649
[13]	Export Development Canada	3.875%	2/14/28	1,900	1,911
	Export-Import Bank of Korea	4.000%	9/15/24	2,500	2,478
	Export-Import Bank of Korea	3.250%	11/10/25	300	290
	Export-Import Bank of Korea	4.875%	1/11/26	400	403
	Export-Import Bank of Korea	0.625%	2/9/26	500	447
	Export-Import Bank of Korea	2.625%	5/26/26	925	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	1.125%	12/29/26	205	181
	Export-Import Bank of Korea	1.625%	1/18/27	400	362
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	945
	Export-Import Bank of Korea	4.250%	9/15/27	650	647
	Export-Import Bank of Korea	5.000%	1/11/28	500	513
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,284
	Export-Import Bank of Korea	1.375%	2/9/31	500	400
	Export-Import Bank of Korea	2.125%	1/18/32	650	541
	Export-Import Bank of Korea	4.500%	9/15/32	500	501
	Export-Import Bank of Korea	5.125%	1/11/33	730	765
	Export-Import Bank of Korea	2.500%	6/29/41	875	637
[8]	Hydro-Quebec	8.050%	7/7/24	2,665	2,768
	Inter-American Development Bank	3.250%	7/1/24	2,000	1,971
	Inter-American Development Bank	0.500%	9/23/24	3,500	3,309
	Inter-American Development Bank	2.125%	1/15/25	1,000	965
[8]	Inter-American Development Bank	1.750%	3/14/25	500	478
	Inter-American Development Bank	0.875%	4/3/25	1,000	938
	Inter-American Development Bank	7.000%	6/15/25	250	265
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,726
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,657
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,806
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,521
	Inter-American Development Bank	2.375%	7/7/27	800	756
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,232
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,604
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,750
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,134
	Inter-American Development Bank	2.250%	6/18/29	1,000	919
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,902
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,549
	Inter-American Development Bank	3.200%	8/7/42	550	482
	Inter-American Development Bank	4.375%	1/24/44	450	465
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,058
[8]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,221
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,348
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,913
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,194
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,601
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,449
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,498
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,958
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,069
[8]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	333
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,107
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,184
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	497
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,329
	International Bank for Reconstruction & Development	3.875%	2/14/30	3,150	3,177
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	824
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,445
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,031
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,250
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,739
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	486
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,340
[8]	International Finance Corp.	0.375%	7/16/25	1,000	922
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,430
	International Finance Corp.	0.750%	8/27/30	800	650
[14]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,205
[8,14]	Japan Bank for International Cooperation	0.500%	4/15/24	700	670
[8,14]	Japan Bank for International Cooperation	2.500%	5/23/24	400	390
[8,14]	Japan Bank for International Cooperation	3.000%	5/29/24	650	638
[8,14]	Japan Bank for International Cooperation	1.750%	10/17/24	600	575
[8,14]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,302
[14]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,492
[8,14]	Japan Bank for International Cooperation	2.500%	5/28/25	500	480
[14]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,840
[14]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,253
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,427
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	475
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,074
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,244
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,451
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,727
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	263
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	811
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	424
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,889
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	529
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	160
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	418
[15]	KFW	1.375%	8/5/24	500	480
[15]	KFW	0.500%	9/20/24	3,600	3,405
[15]	KFW	2.500%	11/20/24	5,750	5,589
[15]	KFW	1.250%	1/31/25	4,025	3,818
[15]	KFW	2.000%	5/2/25	1,250	1,198
[15]	KFW	0.375%	7/18/25	6,000	5,528
[15]	KFW	0.625%	1/22/26	4,000	3,655
[15]	KFW	1.000%	10/1/26	9,000	8,180
[15]	KFW	3.000%	5/20/27	585	569
[15]	KFW	3.750%	2/15/28	3,825	3,831
[15]	KFW	2.875%	4/3/28	2,300	2,213
[15]	KFW	1.750%	9/14/29	900	803
[15]	KFW	0.750%	9/30/30	2,000	1,629
[15]	KFW	0.000%	4/18/36	600	367
[15]	KFW	0.000%	6/29/37	1,700	992
	Korea Development Bank	2.125%	10/1/24	400	386
	Korea Development Bank	0.750%	1/25/25	650	607
	Korea Development Bank	1.375%	4/25/27	500	445
	Korea Development Bank	4.375%	2/15/28	2,150	2,152
	Korea Development Bank	1.625%	1/19/31	1,000	817
	Korea Development Bank	2.000%	10/25/31	500	414
	Korea Development Bank	4.375%	2/15/33	2,200	2,177
[15]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,406
[8,15]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	463
[15]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	939
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,195
[8,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	771
[8,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,509
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	817
	Nordic Investment Bank	2.250%	5/21/24	600	585
	Nordic Investment Bank	0.375%	9/20/24	800	756
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,374
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	910
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,988
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	476
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,372
[16]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	582
[8,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	1,994
[16]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,985
[16]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,839
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	979
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,290
[8]	Oriental Republic of Uruguay	5.750%	10/28/34	1,255	1,376
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	609
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	947
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,553
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,441
[8,17]	Petroleos Mexicanos	2.290%	2/15/24	20	19
[17]	Petroleos Mexicanos	2.378%	4/15/25	50	47
	Province of Alberta	1.875%	11/13/24	1,800	1,729
	Province of Alberta	1.000%	5/20/25	830	776
	Province of Alberta	3.300%	3/15/28	1,100	1,069
	Province of Alberta	1.300%	7/22/30	2,566	2,132
[8]	Province of British Columbia	1.750%	9/27/24	600	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of British Columbia	2.250%	6/2/26	1,707	1,620
	Province of British Columbia	0.900%	7/20/26	1,275	1,156
	Province of British Columbia	1.300%	1/29/31	500	416
[8]	Province of Manitoba	2.600%	4/16/24	1,250	1,224
	Province of Manitoba	3.050%	5/14/24	500	492
	Province of Manitoba	2.125%	6/22/26	850	801
	Province of New Brunswick	3.625%	2/24/28	500	490
	Province of Ontario	3.200%	5/16/24	1,000	984
	Province of Ontario	2.500%	4/27/26	1,000	956
	Province of Ontario	2.300%	6/15/26	2,000	1,897
	Province of Ontario	3.100%	5/19/27	4,025	3,900
	Province of Ontario	2.000%	10/2/29	1,700	1,513
	Province of Ontario	1.125%	10/7/30	2,800	2,294
	Province of Ontario	1.600%	2/25/31	5,000	4,211
	Province of Ontario	1.800%	10/14/31	500	423
[8]	Province of Quebec	2.875%	10/16/24	700	684
[8]	Province of Quebec	1.500%	2/11/25	155	147
	Province of Quebec	0.600%	7/23/25	1,500	1,385
	Province of Quebec	2.500%	4/20/26	700	670
	Province of Quebec	2.750%	4/12/27	3,250	3,111
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,285
	Province of Quebec	1.350%	5/28/30	1,200	1,012
	Province of Quebec	1.900%	4/21/31	7,500	6,469
	Province of Saskatchewan	3.250%	6/8/27	700	681
	Republic of Chile	3.125%	3/27/25	200	196
	Republic of Chile	3.125%	1/21/26	710	689
[8]	Republic of Chile	2.750%	1/31/27	1,275	1,204
[8]	Republic of Chile	3.240%	2/6/28	2,910	2,785
[8]	Republic of Chile	2.450%	1/31/31	921	797
[8]	Republic of Chile	2.550%	1/27/32	279	239
[8]	Republic of Chile	2.550%	7/27/33	2,709	2,231
[8]	Republic of Chile	3.500%	1/31/34	1,808	1,611
[8]	Republic of Chile	3.100%	5/7/41	2,440	1,839
[8]	Republic of Chile	4.340%	3/7/42	736	651
	Republic of Chile	3.860%	6/21/47	1,100	904
[8]	Republic of Chile	3.500%	1/25/50	1,915	1,439
[8]	Republic of Chile	4.000%	1/31/52	1,465	1,194
[8]	Republic of Chile	3.100%	1/22/61	1,250	820
[8]	Republic of Chile	3.250%	9/21/71	500	326
	Republic of Hungary	7.625%	3/29/41	1,150	1,300
[8]	Republic of Indonesia	3.850%	7/18/27	200	196
[8]	Republic of Indonesia	4.150%	9/20/27	650	641
	Republic of Indonesia	3.500%	1/11/28	1,300	1,249
[8]	Republic of Indonesia	4.550%	1/11/28	850	852
	Republic of Indonesia	4.100%	4/24/28	1,000	985
	Republic of Indonesia	4.750%	2/11/29	1,350	1,366
	Republic of Indonesia	3.400%	9/18/29	200	188
	Republic of Indonesia	2.850%	2/14/30	350	317
	Republic of Indonesia	3.850%	10/15/30	2,100	2,008
	Republic of Indonesia	1.850%	3/12/31	600	488
[8]	Republic of Indonesia	2.150%	7/28/31	1,100	915
[8]	Republic of Indonesia	3.550%	3/31/32	1,250	1,153
	Republic of Indonesia	4.350%	1/11/48	2,075	1,847
	Republic of Indonesia	5.350%	2/11/49	1,500	1,519
	Republic of Indonesia	3.700%	10/30/49	825	658
	Republic of Indonesia	4.200%	10/15/50	2,205	1,905
	Republic of Indonesia	3.050%	3/12/51	850	628
[8]	Republic of Indonesia	4.300%	3/31/52	700	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Republic of Indonesia	5.450%	9/20/52	200	203
[8]	Republic of Indonesia	5.650%	1/11/53	1,000	1,043
[8]	Republic of Indonesia	3.200%	9/23/61	800	559
	Republic of Indonesia	4.450%	4/15/70	750	648
	Republic of Indonesia	3.350%	3/12/71	500	349
	Republic of Italy	0.875%	5/6/24	1,500	1,427
	Republic of Italy	2.375%	10/17/24	1,950	1,867
	Republic of Italy	1.250%	2/17/26	2,900	2,593
	Republic of Italy	2.875%	10/17/29	2,000	1,742
	Republic of Italy	5.375%	6/15/33	1,925	1,935
	Republic of Italy	4.000%	10/17/49	1,900	1,438
	Republic of Italy	3.875%	5/6/51	2,500	1,792
	Republic of Korea	2.750%	1/19/27	3,800	3,637
	Republic of Korea	2.500%	6/19/29	900	831
	Republic of Korea	1.000%	9/16/30	1,000	817
	Republic of Korea	1.750%	10/15/31	550	466
	Republic of Korea	4.125%	6/10/44	655	629
	Republic of Korea	3.875%	9/20/48	390	358
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,416
	Republic of Panama	7.125%	1/29/26	1,358	1,439
	Republic of Panama	8.875%	9/30/27	368	428
[8]	Republic of Panama	3.875%	3/17/28	1,980	1,901
	Republic of Panama	9.375%	4/1/29	1,070	1,307
[8]	Republic of Panama	3.160%	1/23/30	400	351
[8]	Republic of Panama	2.252%	9/29/32	2,325	1,783
[8]	Republic of Panama	6.400%	2/14/35	1,900	1,981
[8]	Republic of Panama	6.700%	1/26/36	1,444	1,529
[8]	Republic of Panama	4.500%	5/15/47	200	157
[8]	Republic of Panama	4.500%	4/16/50	2,310	1,758
[8]	Republic of Panama	4.300%	4/29/53	1,250	918
[8]	Republic of Panama	6.853%	3/28/54	300	309
[8]	Republic of Panama	4.500%	4/1/56	2,650	1,972
[8]	Republic of Panama	3.870%	7/23/60	3,680	2,414
[8]	Republic of Panama	4.500%	1/19/63	1,400	1,010
[8]	Republic of Peru	2.392%	1/23/26	600	566
	Republic of Peru	4.125%	8/25/27	250	245
[8]	Republic of Peru	2.783%	1/23/31	4,400	3,764
[8]	Republic of Peru	1.862%	12/1/32	900	682
	Republic of Peru	8.750%	11/21/33	2,385	3,009
[8]	Republic of Peru	3.000%	1/15/34	1,800	1,469
[8]	Republic of Peru	6.550%	3/14/37	600	653
[8]	Republic of Peru	3.300%	3/11/41	900	677
	Republic of Peru	5.625%	11/18/50	2,150	2,170
[8]	Republic of Peru	3.550%	3/10/51	500	369
[8]	Republic of Peru	2.780%	12/1/60	1,700	1,015
[8]	Republic of Peru	3.600%	1/15/72	900	605
[8]	Republic of Peru	3.230%	7/28/21	1,500	899
	Republic of Poland	3.250%	4/6/26	1,150	1,120
[8]	Republic of Poland	5.500%	11/16/27	1,300	1,358
[8]	Republic of Poland	5.750%	11/16/32	975	1,039
[8,10]	Republic of Poland	4.875%	10/4/33	1,800	1,800
[8,10]	Republic of Poland	5.500%	4/4/53	1,825	1,861
	Republic of the Philippines	9.500%	10/21/24	550	591
	Republic of the Philippines	10.625%	3/16/25	425	474
	Republic of the Philippines	5.500%	3/30/26	1,500	1,541
	Republic of the Philippines	3.229%	3/29/27	450	430
	Republic of the Philippines	5.170%	10/13/27	600	620
	Republic of the Philippines	3.000%	2/1/28	1,725	1,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	4.625%	7/17/28	500	507
	Republic of the Philippines	3.750%	1/14/29	1,000	963
	Republic of the Philippines	9.500%	2/2/30	1,525	1,933
	Republic of the Philippines	2.457%	5/5/30	2,000	1,734
	Republic of the Philippines	7.750%	1/14/31	775	920
	Republic of the Philippines	1.648%	6/10/31	1,423	1,140
	Republic of the Philippines	1.950%	1/6/32	675	549
	Republic of the Philippines	6.375%	1/15/32	600	671
	Republic of the Philippines	3.556%	9/29/32	2,000	1,836
	Republic of the Philippines	5.609%	4/13/33	400	428
	Republic of the Philippines	5.000%	7/17/33	1,050	1,075
	Republic of the Philippines	6.375%	10/23/34	2,175	2,457
	Republic of the Philippines	5.000%	1/13/37	400	404
	Republic of the Philippines	3.950%	1/20/40	1,500	1,301
	Republic of the Philippines	3.700%	3/1/41	1,534	1,272
	Republic of the Philippines	3.700%	2/2/42	1,885	1,558
	Republic of the Philippines	2.950%	5/5/45	1,750	1,265
	Republic of the Philippines	2.650%	12/10/45	2,135	1,468
	Republic of the Philippines	3.200%	7/6/46	1,500	1,115
	Republic of the Philippines	4.200%	3/29/47	925	802
	Republic of the Philippines	5.950%	10/13/47	600	651
	Republic of the Philippines	5.500%	1/17/48	400	413
	State of Israel	2.875%	3/16/26	1,100	1,047
	State of Israel	3.250%	1/17/28	790	748
	State of Israel	2.500%	1/15/30	200	179
	State of Israel	2.750%	7/3/30	1,550	1,404
	State of Israel	4.500%	1/17/33	2,700	2,688
	State of Israel	4.500%	1/30/43	1,400	1,332
	State of Israel	4.125%	1/17/48	800	702
	State of Israel	3.375%	1/15/50	1,785	1,372
	State of Israel	3.875%	7/3/50	1,650	1,384
	State of Israel	4.500%	4/3/20	900	760
[8]	Svensk Exportkredit AB	0.375%	7/30/24	800	757
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	944
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,317
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,832
[8]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,072
[8]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,133
[8]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	938
[8]	United Mexican States	3.900%	4/27/25	1,300	1,287
	United Mexican States	4.125%	1/21/26	2,968	2,930
	United Mexican States	4.150%	3/28/27	3,370	3,319
	United Mexican States	3.750%	1/11/28	1,175	1,129
[8]	United Mexican States	5.400%	2/9/28	800	824
	United Mexican States	4.500%	4/22/29	2,500	2,449
[8]	United Mexican States	3.250%	4/16/30	3,000	2,693
[8]	United Mexican States	2.659%	5/24/31	2,700	2,259
[8]	United Mexican States	8.300%	8/15/31	1,000	1,185
[8]	United Mexican States	4.750%	4/27/32	200	192
[8]	United Mexican States	7.500%	4/8/33	400	457
[8]	United Mexican States	4.875%	5/19/33	425	408
[8]	United Mexican States	3.500%	2/12/34	2,500	2,121
[8]	United Mexican States	6.750%	9/27/34	950	1,047
[8]	United Mexican States	6.350%	2/9/35	2,000	2,127
	United Mexican States	6.050%	1/11/40	2,321	2,361
[8]	United Mexican States	4.280%	8/14/41	5,241	4,295
[8]	United Mexican States	4.750%	3/8/44	3,022	2,570
	United Mexican States	5.550%	1/21/45	500	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.600%	1/23/46	2,530	2,082
	United Mexican States	4.350%	1/15/47	1,880	1,489
	United Mexican States	4.600%	2/10/48	3,510	2,867
[8]	United Mexican States	4.500%	1/31/50	600	484
[8]	United Mexican States	5.000%	4/27/51	2,500	2,148
[8]	United Mexican States	4.400%	2/12/52	2,700	2,111
[8]	United Mexican States	3.771%	5/24/61	2,875	1,943
[8]	United Mexican States	5.750%	10/12/10	2,114	1,896
Total Sovereign Bonds (Cost $720,181)					661,254
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	120	117
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	259
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	124
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	257
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	129
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	55
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	1,022
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	518
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	272
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	446
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,194
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	162
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	517
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	509
	California GO	3.375%	4/1/25	426	418
	California GO	2.650%	4/1/26	250	239
	California GO	1.700%	2/1/28	350	310
	California GO	3.500%	4/1/28	400	385
	California GO	2.500%	10/1/29	590	527
	California GO	1.750%	11/1/30	260	215
	California GO	4.500%	4/1/33	850	846
	California GO	7.500%	4/1/34	2,770	3,462
	California GO	4.600%	4/1/38	1,925	1,877
	California GO	7.550%	4/1/39	2,815	3,644
	California GO	7.300%	10/1/39	1,000	1,241
	California GO	7.350%	11/1/39	725	904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.625%	3/1/40	1,150	1,487
	California GO	7.600%	11/1/40	2,000	2,633
	California State University Systemwide Revenue	3.899%	11/1/47	250	216
	California State University Systemwide Revenue	2.897%	11/1/51	500	366
	California State University Systemwide Revenue	2.975%	11/1/51	465	331
	California State University Systemwide Revenue	2.719%	11/1/52	500	345
	California State University Systemwide Revenue	2.939%	11/1/52	500	350
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	110
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	369
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	550
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	480
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	306
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	319
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,500	1,732
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	403
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	455
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	257
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	348
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	339
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	775	767
	Connecticut GO	5.090%	10/1/30	575	588
	Connecticut GO	5.850%	3/15/32	610	657
	Cook County IL GO	6.229%	11/15/34	400	440
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	108
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	341
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	76
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	329
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	152
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	733
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	253
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	333
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	739
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	261
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	354
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,209
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	758
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	848
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	448
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	588	644
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,352	1,496
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	144	149
Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	204
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	355
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	334
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	320
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	313
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	397
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	440	407
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	451
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	489
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	321
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,116
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	82
Houston TX GO	6.290%	3/1/32	660	704
Houston TX GO	3.961%	3/1/47	355	315
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	229
Illinois GO	5.100%	6/1/33	7,370	7,352
Illinois GO	6.630%	2/1/35	120	128
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	390
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	285
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	371
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	100	100
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	355
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	152
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	197
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	432
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	270
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	424
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,203
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	418
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	108
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	488
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	627
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,178
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	289
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	427
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	64
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	158
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	628	613
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	400	403
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	683
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	306
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	190
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	669
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	600	617
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	387
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	110
	Massachusetts GO	5.456%	12/1/39	845	908
	Massachusetts GO	2.514%	7/1/41	275	209
	Massachusetts GO	2.813%	9/1/43	300	226
	Massachusetts GO	2.900%	9/1/49	575	407
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	281
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	276
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	54
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	196
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	116
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	747
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	522
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	227
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	220
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	312
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	623
	Michigan State University Revenue	4.496%	8/15/48	200	183
	Michigan State University Revenue	4.165%	8/15/22	465	367
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	216
	Mississippi GO	5.245%	11/1/34	250	262
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	319
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	281
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,566
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	472
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	421
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	522
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	353

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	729
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	3,058
New York City NY GO	5.517%	10/1/37	475	511
New York City NY GO	6.271%	12/1/37	325	370
New York City NY GO	5.263%	10/1/52	200	217
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	112
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	336
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	115
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	86
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	352
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,366
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	290	304
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	156
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	666
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	100
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	538
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	327
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	495	450
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	653
New York State Dormitory Authority Revenue	3.142%	7/1/43	855	704
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	399
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	166
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	100
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	159
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	280
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	169
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	284
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	135
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	878
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	281
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	86
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	382
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	225
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	102
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	525	511
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	408
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	339
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	250
	Oregon GO	5.762%	6/1/23	100	100
	Oregon GO	5.892%	6/1/27	375	392
[21]	Oregon School Boards Association GO	5.528%	6/30/28	125	127
	Pennsylvania State University Revenue	2.790%	9/1/43	425	332
	Pennsylvania State University Revenue	2.840%	9/1/50	300	220
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	411
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	204
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	135
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	216
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	864
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	989
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	370
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	155
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	926
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	137
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	178
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,593
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	546
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	285
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	227
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	68
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	347
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	81
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	280
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	279
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	296
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	205
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	219
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	378
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	249
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	540
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	428
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	182
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,159
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	337
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	340
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	676
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	537
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	253
	Texas GO	5.517%	4/1/39	1,030	1,132
	Texas GO	3.211%	4/1/44	425	355
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,300	1,335
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	850	899
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	636
	Texas Transportation Commission GO	4.681%	4/1/40	100	100
	Texas Transportation Commission GO	2.562%	4/1/42	725	554
	Texas Transportation Commission GO	2.472%	10/1/44	725	512
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,319
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	317
[21]	Tucson City AZ COP	2.856%	7/1/47	300	220
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	240
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	147
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	348
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	183
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	452
	University of California Revenue	0.883%	5/15/25	225	210
	University of California Revenue	3.063%	7/1/25	400	390
	University of California Revenue	1.316%	5/15/27	925	823
	University of California Revenue	1.614%	5/15/30	525	436
	University of California Revenue	5.946%	5/15/45	275	304
	University of California Revenue	3.071%	5/15/51	500	360
	University of California Revenue	4.858%	5/15/12	1,330	1,238
	University of California Revenue	4.767%	5/15/15	150	136
	University of Michigan Revenue	2.437%	4/1/40	275	210
	University of Michigan Revenue	2.562%	4/1/50	200	140
	University of Michigan Revenue	3.504%	4/1/52	475	398
	University of Michigan Revenue	4.454%	4/1/22	1,100	993
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	186
[19]	University of Oregon Revenue	3.424%	3/1/60	750	566
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	237
	University of Texas Financing System Revenue	4.794%	8/15/46	300	308
	University of Texas Financing System Revenue	3.354%	8/15/47	200	164
	University of Texas Financing System Revenue	2.439%	8/15/49	225	151
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	732
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	216
	University of Virginia Revenue	2.256%	9/1/50	1,075	686
	University of Virginia Revenue	4.179%	9/1/17	250	211
	Utah GO	4.554%	7/1/24	45	45
	Utah GO	3.539%	7/1/25	423	418
	Washington GO	5.140%	8/1/40	480	493
[21]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	201
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	230	235
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	287
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	936
Total Taxable Municipal Bonds (Cost $151,936)					135,987

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[22,23]	Vanguard Market Liquidity Fund (Cost $341,704)	4.839%	3,418,090	341,775
Total Investments (99.9%) (Cost $30,950,452)				49,519,296
Other Assets and Liabilities—Net (0.1%)				58,237
Net Assets (100%)				49,577,533
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $96,452,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $327,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Securities with a value of $338,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $86,944,000, representing 0.2% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $105,554,000 was received for securities on loan.

12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	1,424	163,649	866
E-mini Russell 2000 Index	June 2023	159	14,417	215
E-mini S&P 500 Index	June 2023	416	86,065	4,890
				5,971

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	29,739,539	344	299	29,740,182
Preferred Stocks	6	—	—	6
U.S. Government and Agency Obligations	—	12,914,938	—	12,914,938
Asset-Backed/Commercial Mortgage-Backed Securities	—	494,763	—	494,763
Corporate Bonds	—	5,230,391	—	5,230,391
Sovereign Bonds	—	661,254	—	661,254
Taxable Municipal Bonds	—	135,987	—	135,987
Temporary Cash Investments	341,775	—	—	341,775
Total	30,081,320	19,437,677	299	49,519,296

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,971	—	—	5,971
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	400,026	NA1	NA1	1	12	3,275	—	341,775
Vanguard Total Bond Market ETF	2,827	—	—	—	80	13	—	2,907
Total	402,853	—	—	1	92	3,288	—	344,682
1	Not applicable—purchases and sales are for temporary cash investment purposes.